UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o Investors Bank & Trust Company 200 Clarendon Street, Boston, MA
(Address of principal executive offices)

02116-5021
(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2005

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.94%

REAL ESTATE INVESTMENT TRUSTS—99.94%
AMB Property Corp.	575,377	$20,218,748
Archstone-Smith Trust	1,363,751	40,135,192
Arden Realty Group Inc. (1)	454,991	13,831,726
AvalonBay Communities Inc. (1)	497,849	28,974,812
Boston Properties Inc. (1)	746,691	39,499,954
CarrAmerica Realty Corp. (1)	373,245	11,380,240
Catellus Development Corp. (1)	715,589	17,889,725
CenterPoint Properties Trust (1)	323,398	12,412,015
Chelsea Property Group Inc.	306,765	19,976,537
Cousins Properties Inc. (1)	341,105	10,959,704
Developers Diversified Realty Corp. (1)	708,841	25,433,215
Duke Realty Corp. (1)	951,534	29,269,186
Equity Office Properties Trust	2,509,652	65,125,469
Equity Residential (1)	1,940,382	57,338,288
Essex Property Trust Inc. (1)	159,391	10,503,867
General Growth Properties Inc.	1,516,938	45,629,495
Health Care Property Investors Inc. (1)	916,174	22,867,703
Host Marriott Corp. (1) (2)	2,433,304	31,511,287
Kimco Realty Corp. (1)	773,610	37,210,641
Liberty Property Trust	586,708	22,529,587
Macerich Co. (The)	410,407	19,658,495
Pan Pacific Retail Properties Inc.	281,119	14,224,621
ProLogis	1,255,176	42,726,191
Public Storage Inc. (1)	890,963	41,991,086
Reckson Associates Realty Corp. (1)	404,407	11,206,118
Rouse Co. (The) (1)	715,068	34,895,318
Simon Property Group Inc.	1,348,019	69,571,261
SL Green Realty Corp.	268,550	13,185,805
Vornado Realty Trust (1)	842,175	48,921,946
Weingarten Realty Investors (1)	596,152	18,361,482

		877,439,714

TOTAL COMMON STOCKS (Cost: $795,040,119)		877,439,714

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.50%

MONEY MARKET FUNDS—2.38%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	13,020,204	13,020,204

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	7,029,145	7,029,145
BlackRock Temp Cash Money Market Fund (3)	322,584	322,584
Short-Term Investment Co. - Prime Money Market Portfolio (3)	549,781	549,781

		20,921,714

FLOATING RATE NOTES—2.30%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	383,408	383,350
1.31%, 10/12/04 (3) (4)	319,507	319,500
1.34%, 09/15/04 (3) (4)	639,013	639,006
1.42%, 03/15/05 (3) (4)	319,507	319,665
1.48%, 08/23/04 (3) (4)	319,507	319,522
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	479,260	479,247
1.38%, 11/22/04 (3)	159,753	159,757
1.40%, 10/29/04 (3)	639,013	639,009
CC USA Inc.
1.30%, 05/04/05 (3) (4)	639,013	638,917
1.61%, 07/29/05 (3) (4)	639,013	638,823
Depfa Bank PLC
1.27%, 06/15/05 (3)	639,013	639,013
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	530,381	530,223
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	511,211	511,173
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	408,968	408,941
1.58%, 04/22/05 (3)	639,013	639,013
K2 USA LLC
1.34%, 08/16/04 (3) (4)	159,753	159,752
1.41%, 09/27/04 (3) (4)	690,134	690,118
1.49%, 06/10/05 (3) (4)	639,013	638,946
1.61%, 07/25/05 (3) (4)	319,507	319,444
Links Finance LLC
1.33%, 04/15/05 (3)	639,013	638,924
1.68%, 04/25/05 (3)	639,013	639,316
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	639,013	639,013
1.63%, 12/09/04 (3)	530,381	527,283
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	607,063	607,063
Permanent Financing PLC
1.31%, 03/10/05 (3)	639,013	639,013
1.32%, 12/10/04 (3)	319,507	319,507
1.34%, 06/10/05 (3)	287,556	287,556
Sigma Finance Inc.
1.35%, 11/15/04 (3)	639,013	638,999
1.52%, 10/07/04 (3)	639,013	638,990
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	530,381	530,360
1.23%, 02/25/05 (3) (4)	357,847	357,807
1.32%, 04/07/05 (3) (4)	234,518	234,502
1.34%, 01/18/05 (3) (4)	281,166	281,153
1.42%, 07/25/05 (3) (4)	639,013	638,951
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	158,284	157,846
1.34%, 09/15/04 (3) (4)	319,507	319,499

1.38%, 07/15/05 (3) (4)	479,260	479,167
1.48%, 06/15/05 (3) (4)	319,507	319,443
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	287,556	287,533
1.33%, 04/15/05 (3) (4)	479,260	479,193
1.33%, 07/05/05 (3) (4)	319,507	319,442
1.34%, 11/15/04 (3) (4)	383,408	383,408
1.35%, 06/15/05 (3) (4)	261,995	261,996
1.40%, 08/26/04 (3) (4)	319,507	319,503
1.55%, 07/11/05 (3) (4)	159,753	159,736

		20,178,622

COMMERCIAL PAPER—1.73%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	319,507	319,390
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	479,260	479,070
1.33%, 08/16/04 (3)	639,013	638,683
1.35%, 08/20/04 (3)	191,704	191,575
1.37%, 08/24/04 (3)	223,655	223,467
Barton Capital Corp.
1.29%, 08/10/04 (3)	319,507	319,416
1.30%, 08/13/04 (3)	262,647	262,543
1.35%, 08/18/04 (3)	159,753	159,657
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	319,507	319,461
Corporate Asset Funding
1.42%, 09/03/04 (3)	191,704	191,462
CRC Funding LLC
1.42%, 09/03/04 (3)	319,507	319,104
Edison Asset Securitization
1.07%, 09/21/04 (3)	319,507	319,032
1.45%, 11/09/04 (3)	639,013	636,465
1.59%, 12/02/04 (3)	639,013	635,570
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	607,063	606,910
1.30%, 08/03/04 (3)	319,507	319,496
1.34%, 08/19/04 (3)	319,507	319,304
1.37%, 08/24/04 (3)	255,605	255,391
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	319,507	316,797
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	419,033	417,698
Grampian Funding LLC
1.26%, 10/22/04 (3)	639,013	637,209
1.44%, 10/27/04 (3)	639,013	636,815
1.59%, 11/30/04 (3)	319,507	317,814
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	319,507	319,391
1.37%, 08/20/04 (3)	427,506	427,213
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	319,507	319,303
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	295,147	295,116
1.36%, 08/23/04 (3)	319,507	319,253
Receivables Capital Corp.
1.30%, 08/12/04 (3)	223,655	223,574
1.34%, 08/16/04 (3)	38,213	38,193
1.35%, 08/18/04 (3)	287,556	287,384

1.35%, 08/19/04 (3)	108,632	108,563
Scaldis Capital LLC
1.34%, 08/16/04 (3)	639,013	638,680
1.37%, 08/20/04 (3)	95,852	95,786
1.40%, 08/25/04 (3)	798,766	798,052
Sydney Capital Corp.
1.25%, 10/22/04 (3)	212,664	212,065
1.31%, 08/12/04 (3)	255,605	255,512
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	337,233	337,111
1.34%, 08/16/04 (3)	178,924	178,830
1.36%, 08/20/04 (3)	479,260	478,934
1.37%, 08/19/04 (3)	178,496	178,380
1.37%, 08/20/04 (3)	83,072	83,015
Windmill Funding Corp.
1.29%, 08/06/04 (3)	798,766	798,652

		15,235,336

TIME DEPOSITS—1.52%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	639,013	639,013
1.33%, 02/10/05 (3)	319,507	319,481
1.39%, 02/02/05 (3)	319,507	319,482
1.39%, 04/08/05 (3)	447,309	447,263
1.40%, 10/25/04 (3)	639,013	638,991
Bank of New York
1.39%, 11/01/04 (3)	639,013	638,997
1.60%, 12/03/04 (3)	159,753	159,726
Bank of Nova Scotia
1.13%, 10/06/04 (3)	639,013	639,013
1.24%, 10/07/04 (3)	479,260	479,251
1.42%, 10/29/04 (3)	479,260	479,269
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	639,013	639,027
1.35%, 06/10/05 (3)	319,507	319,592
1.36%, 06/23/05 (3)	639,013	638,842
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	639,013	638,792
Nordea Bank PLC
2.11%, 06/07/05 (3)	639,013	638,906
Prudential Funding LLC
1.60%, 12/01/04 (3)	319,507	317,788
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,118,273	1,118,148
1.34%, 02/10/05 (3)	255,605	255,586
1.41%, 11/01/04 (3)	479,260	479,248
1.77%, 05/10/05 (3)	319,507	319,482
1.90%, 05/11/05 (3)	319,507	319,482
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	639,013	638,291
1.11%, 12/17/04 (3)	958,520	954,471
1.13%, 08/09/04 (3)	639,013	638,873
1.14%, 09/29/04 (3)	639,013	637,845

		13,314,859

REPURCHASE AGREEMENTS—0.92%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	1,661,435	1,661,435

Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	3,195,066	3,195,066
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	3,195,066	3,195,066

		8,051,567

U.S. GOVERNMENT AGENCY NOTES—0.39%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	255,605	255,451
1.63%, 04/15/05 (3)	447,309	448,311
1.80%, 01/18/05 (3)	297,141	294,630
1.80%, 01/19/05 (3)	319,507	316,791
2.06%, 05/31/05 (3)	318,567	313,062
Federal National Mortgage Association
1.28%, 08/20/04 (3)	830,717	830,185
2.33%, 07/22/05 (3)	958,520	936,606

		3,395,036

MEDIUM-TERM NOTES—0.26%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	639,013	638,968
1.51%, 02/15/05 (3) (4)	415,359	415,708
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	159,753	159,753
1.48%, 01/18/05 (3) (4)	479,260	479,249
K2 USA LLC
1.46%, 01/12/05 (3) (4)	319,507	319,492
Sigma Finance Inc.
1.24%, 08/06/04 (3)	159,753	159,753
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	159,753	159,737

		2,332,660

TOTAL SHORT-TERM INVESTMENTS (Cost: $83,429,794)		83,429,794

TOTAL INVESTMENTS IN SECURITIES — 109.44% (Cost: $878,469,913) (7)		960,869,508
Other Assets, Less Liabilities — (9.44%)		(82,909,592)

NET ASSETS — 100.00%		$877,959,916

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $884,590,801. Net unrealized appreciation aggregated $76,278,707, of which $81,166,511 represented gross unrealized appreciation on securities and $4,887,804 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.88%

ADVERTISING—0.26%
ADVO Inc.	1,056	$32,725
Catalina Marketing Corp. (1) (2)	1,419	28,337
Donnelley (R.H.) Corp. (1)	1,015	46,061
Getty Images Inc. (1) (2)	1,478	80,728
Harte-Hanks Inc.	1,773	42,836
Interpublic Group of Companies Inc. (1)	13,993	178,970
Lamar Advertising Co. (1) (2)	2,717	109,251
Omnicom Group Inc.	6,145	442,563
ValueVision Media Inc. Class A (1) (2)	995	11,502

		972,973

AEROSPACE & DEFENSE—1.52%
AAR Corp. (1) (2)	1,012	10,523
Alliant Techsystems Inc. (1)	1,159	72,971
Boeing Co. (The)	24,592	1,248,044
Curtiss-Wright Corp. Class B	128	6,579
Engineered Support Systems Inc. (2)	776	43,510
Esterline Technologies Corp. (1)	727	22,821
General Dynamics Corp.	5,455	539,063
Goodrich (B.F.) Co.	3,891	125,796
Kaman Corp. Class A	735	9,143
L-3 Communications Holdings Inc.	3,413	208,705
Lockheed Martin Corp.	11,704	620,195
Northrop Grumman Corp.	11,190	588,594
Raytheon Co.	13,748	461,245
Rockwell Collins Inc.	5,324	182,187
Titan Corp. (The) (1)	2,682	32,104
United Defense Industries Inc. (1)	821	28,448
United Technologies Corp.	16,845	1,575,007

		5,774,935

AGRICULTURE—1.10%
Altria Group Inc.	67,092	3,193,579
Bunge Ltd.	3,633	145,792
Delta & Pine Land Co. (2)	1,156	25,952
Loews Corp - Carolina Group	1,890	44,906
Monsanto Co.	8,704	315,607
R.J. Reynolds Tobacco Holdings Inc. (2)	2,727	196,208
Universal Corp.	853	41,140
UST Inc.	5,478	207,890

		4,171,074

AIRLINES—0.15%
AirTran Holdings Inc. (1) (2)	2,937	32,748
Alaska Air Group Inc. (1) (2)	868	18,080
AMR Corp. (1) (2)	5,086	42,875
Atlantic Coast Airlines Holdings Inc. (1) (2)	1,303	4,782
Continental Airlines Inc. Class B (1) (2)	2,024	18,196
Delta Air Lines Inc. (1) (2)	3,623	18,803
JetBlue Airways Corp. (1) (2)	2,772	66,001
Northwest Airlines Corp. (1) (2)	1,853	15,991
SkyWest Inc. (2)	2,000	28,260
Southwest Airlines Co.	23,506	340,132

		585,868

APPAREL—0.39%
Coach Inc. (1)	6,060	259,307
Jones Apparel Group Inc.	4,150	155,002
Kellwood Co.	843	33,846
Liz Claiborne Inc.	3,748	135,640
Nike Inc. Class B	6,045	439,532
Phillips-Van Heusen Corp. (2)	856	16,238
Polo Ralph Lauren Corp.	1,719	56,658
Quiksilver Inc. (1)	1,986	42,818
Reebok International Ltd.	1,601	54,530

Russell Corp.	854	15,107
Stride Rite Corp.	1,465	15,236
Timberland Co. Class A (1)	760	44,110
Tommy Hilfiger Corp. (1)	2,765	38,710
Unifi Inc. (1)	1,896	5,423
VF Corp.	2,779	138,978
Wolverine World Wide Inc.	1,282	29,973

		1,481,108

AUTO MANUFACTURERS—0.53%
Ford Motor Co.	57,418	845,193
General Motors Corp.	15,034	648,567
Navistar International Corp. (1)	2,049	73,662
Oshkosh Truck Corp. (2)	1,160	61,445
PACCAR Inc.	5,679	340,513
Wabash National Corp. (1) (2)	871	25,154

		1,994,534

AUTO PARTS & EQUIPMENT—0.29%
American Axle & Manufacturing Holdings Inc.	900	30,915
ArvinMeritor Inc. (2)	2,193	43,575
BorgWarner Inc.	1,750	82,582
Cooper Tire & Rubber Co.	2,474	58,015
Dana Corp.	4,932	95,138
Delphi Corp.	16,053	152,664
Goodyear Tire & Rubber Co. (The) (1) (2)	5,503	60,258
Johnson Controls Inc.	6,214	350,780
Lear Corp.	2,324	128,122
Modine Manufacturing Co. (2)	996	29,541
Superior Industries International Inc. (2)	713	23,308
Tower Automotive Inc. (1) (2)	2,030	6,394
Visteon Corp. (2)	4,359	44,811

		1,106,103

BANKS—6.61%
AMCORE Financial Inc.	872	24,634
AmSouth Bancorp	11,551	283,346
Associated Bancorp	3,475	104,632
BancorpSouth Inc.	2,420	51,110
Bank of America Corp.	66,668	5,667,447
Bank of Hawaii Corp.	1,714	77,010
Bank of New York Co. Inc. (The)	25,270	726,007
Banknorth Group Inc. (2)	5,763	183,897
BB&T Corp.	18,125	701,981
Cathay General Bancorp	816	54,680
Charter One Financial Inc.	7,344	326,147
Chittenden Corp. (2)	1,136	38,590
Citizens Banking Corp. (2)	1,314	41,260
City National Corp.	1,326	85,527
Colonial BancGroup Inc. (The)	4,040	77,932
Comerica Inc.	5,186	303,225
Commerce Bancorp Inc. (2)	2,593	130,532
Commerce Bancshares Inc.	2,137	99,606
Community First Bankshares Inc.	1,288	41,474
Compass Bancshares Inc.	4,033	177,815
Cullen/Frost Bankers Inc. (2)	1,717	73,865
East West Bancorp Inc.	1,688	56,919
Fifth Third Bancorp	15,533	766,709
First Bancorp	1,137	48,266
First Horizon National Corp.	3,974	172,273
First Midwest Bancorp Inc.	1,597	53,931
First National Bankshares of Florida (2)	1,597	28,411
FirstMerit Corp. (2)	2,483	64,409
FNB Corp. (2)	1,551	31,222
Fremont General Corp. (2)	2,167	40,696
Fulton Financial Corp. (2)	4,384	89,916
Greater Bay Bancorp (2)	1,678	44,215
Hibernia Corp. Class A	5,117	129,460
Hudson United Bancorp	1,457	49,902
Huntington Bancshares Inc.	6,938	169,703
Investors Financial Services Corp. (2)	2,076	94,832
KeyCorp	13,315	401,847
M&T Bank Corp.	2,978	277,639
Marshall & Ilsley Corp.	6,737	258,768
Mellon Financial Corp.	13,868	381,093
Mercantile Bankshares Corp.	2,650	120,336
National City Corp.	19,829	723,759
National Commerce Financial Corp.	6,679	217,067
North Fork Bancorp Inc. (2)	5,688	222,116
Northern Trust Corp.	6,797	272,764

Old National Bancorp	2,171	51,670
Pacific Capital Bancorp	1,281	35,509
Park National Corp. (2)	389	45,793
PNC Financial Services Group	9,238	467,443
Popular Inc.	8,150	185,331
Provident Bankshares Corp.	1,203	35,958
Regions Financial Corp.	15,163	450,189
Republic Bancorp Inc. (2)	2,334	34,193
Silicon Valley Bancshares (1) (2)	1,188	43,493
Sky Financial Group Inc.	3,588	83,780
South Financial Group Inc. (The) (2)	2,252	61,007
SouthTrust Corp.	10,869	421,609
Southwest Bancorp of Texas Inc. (2)	2,028	41,270
State Street Corp.	11,057	473,350
Sterling Bancshares Inc. (2)	1,462	19,064
SunTrust Banks Inc.	8,794	579,964
Susquehanna Bancshares Inc.	1,609	37,441
Synovus Financial Corp.	8,325	212,038
TCF Financial Corp.	2,183	131,853
Texas Regional Bancshares Inc. Class A	984	43,778
TrustCo Bank Corp. NY (2)	2,277	28,781
Trustmark Corp.	1,729	49,709
U.S. Bancorp	62,101	1,757,458
UCBH Holdings Inc. (2)	1,414	55,273
UnionBanCal Corp.	1,603	93,054
United Bancshares Inc.	1,303	41,071
Valley National Bancorp (2)	3,349	83,323
W Holding Co. Inc.	2,707	44,665
Wachovia Corp.	43,070	1,908,432
Wells Fargo & Co.	55,240	3,171,328
Westamerica Bancorp (2)	1,049	53,216
Whitney Holding Corp. (2)	1,297	52,995
Wilmington Trust Corp.	2,195	76,605
Zions Bancorporation	2,944	178,112

		25,035,725

BEVERAGES—2.10%
Anheuser-Busch Companies Inc.	26,203	1,359,936
Brown-Forman Corp. Class B	1,283	59,672
Coca-Cola Co. (The)	73,260	3,213,184
Coca-Cola Enterprises Inc.	8,262	168,545
Constellation Brands Inc. (1)	3,135	118,754
Coors (Adolph) Co. Class B (2)	877	60,303
Pepsi Bottling Group Inc.	5,091	141,784
PepsiAmericas Inc. (2)	2,605	48,896
PepsiCo Inc.	55,882	2,794,100
Robert Mondavi Corp. (The) Class A (1) (2)	288	9,991

		7,975,165

BIOTECHNOLOGY—1.46%
Affymetrix Inc. (1) (2)	1,870	50,509
Alexion Pharmaceuticals Inc. (1)	586	9,329
Amgen Inc. (1)	41,646	2,368,824
Applera Corp. - Celera Genomics Group (1) (2)	2,307	27,084
Biogen Idec Inc. (1)	11,068	664,080
Bio-Rad Laboratories Inc. Class A (1)	474	24,838
Cambrex Corp.	861	18,985
Celgene Corp. (1)	2,739	146,071
Cell Genesys Inc. (1)	1,163	8,385
Charles River Laboratories International Inc. (1)	1,460	65,802
Chiron Corp. (1)	3,636	166,638
CuraGen Corp. (1) (2)	1,303	6,932
Enzo Biochem Inc. (1) (2)	761	10,380
Enzon Pharmaceuticals Inc. (1)	1,441	17,883
Gene Logic Inc. (1)	874	3,400
Genentech Inc. (1)	14,384	700,213
Genzyme Corp. (1)	7,398	379,369
Human Genome Sciences Inc. (1) (2)	4,220	42,306
ICOS Corp. (1) (2)	1,891	45,497
Immunomedics Inc. (1) (2)	1,316	5,264
Incyte Corp. (1) (2)	2,175	13,376
InterMune Inc. (1)	1,011	12,122
Invitrogen Corp. (1)	1,714	89,951
Lexicon Genetics Inc. (1) (2)	1,850	11,211
Martek Biosciences Corp. (1)	932	44,102
Maxygen Inc. (1) (2)	1,004	9,950
MedImmune Inc. (1)	8,256	190,218
Millennium Pharmaceuticals Inc. (1)	9,095	101,136
Millipore Corp. (1)	1,592	83,882
Myriad Genetics Inc. (1) (2)	724	9,919

Nektar Therapeutics (1) (2)	2,865	50,252
Praecis Pharmaceuticals Inc. (1) (2)	1,883	4,576
Protein Design Labs Inc. (1) (2)	3,183	51,565
Regeneron Pharmaceuticals Inc. (1) (2)	1,139	9,750
Savient Pharmaceuticals Inc. (1) (2)	1,875	3,919
Telik Inc. (1)	1,252	24,740
Transkaryotic Therapies Inc. (1)	1,002	14,940
Vertex Pharmaceuticals Inc. (1)	2,467	22,770
XOMA Ltd. (1) (2)	2,329	8,478

		5,518,646

BUILDING MATERIALS—0.29%
American Standard Companies Inc. (1)	5,817	220,406
Eagle Materials Inc. (2)	257	16,957
Eagle Materials Inc. Class B	303	19,695
ElkCorp.	581	12,683
Florida Rock Industries Inc.	1,320	56,668
Lafarge North America Inc.	1,007	42,183
Martin Marietta Materials Inc. (2)	1,596	69,825
Masco Corp.	14,180	428,803
Texas Industries Inc.	720	30,838
USG Corp. (1) (2)	889	15,326
Vulcan Materials Co.	2,725	129,764
York International Corp.	1,296	46,112

		1,089,260

CHEMICALS—1.55%
Air Products & Chemicals Inc.	6,997	362,095
Airgas Inc.	2,174	47,284
Albemarle Corp.	1,160	35,728
Ashland Inc.	2,342	122,416
Cabot Corp.	2,008	76,465
Cabot Microelectronics Corp. (1) (2)	864	30,663
Crompton Corp.	3,906	23,319
Cytec Industries Inc.	1,145	53,357
Dow Chemical Co. (The)	30,576	1,219,677
Du Pont (E.I.) de Nemours and Co.	32,592	1,397,219
Eastman Chemical Co.	2,481	110,851
Ecolab Inc.	6,081	185,470
Engelhard Corp.	4,185	123,039
Ferro Corp.	1,422	28,312
FMC Corp. (1) (2)	1,217	53,487
Fuller (H.B.) Co. (2)	886	23,683
Georgia Gulf Corp. (2)	1,144	40,669
Great Lakes Chemical Corp. (2)	1,504	36,066
Hercules Inc. (1)	3,336	39,398
IMC Global Inc. (2)	3,488	47,611
International Flavors & Fragrances Inc.	2,748	100,412
Lubrizol Corp.	1,700	58,871
Lyondell Chemical Co. (2)	4,882	88,755
MacDermid Inc.	707	20,687
Millennium Chemicals Inc. (1) (2)	2,028	35,794
Minerals Technologies Inc. (2)	700	39,109
Olin Corp.	2,492	43,062
OM Group Inc. (1)	881	28,210
PPG Industries Inc.	5,654	333,303
Praxair Inc.	10,544	415,961
Rohm & Haas Co.	4,734	185,573
RPM International Inc.	3,782	56,919
Schulman (A.) Inc.	1,042	21,694
Sensient Technologies Corp.	1,450	29,928
Sherwin-Williams Co. (The)	3,919	158,249
Sigma-Aldrich Corp.	1,874	107,643
Valspar Corp. (The) (2)	1,591	77,959
Wellman Inc.	1,154	8,124

		5,867,062

COAL—0.09%
Arch Coal Inc.	1,758	59,368
CONSOL Energy Inc.	2,827	101,320
Massey Energy Co. (2)	2,468	68,240
Peabody Energy Corp.	2,068	116,180

		345,108

COMMERCIAL SERVICES—1.42%
Accenture Ltd. (1)	14,198	349,697
Albany Molecular Research Inc. (1) (2)	724	8,601
Alliance Data Systems Corp. (1)	1,465	58,175
Apollo Group Inc. Class A (1)	4,593	383,745
ARAMARK Corp. Class B	2,114	56,697

Arbitron Inc. (1)	1,010	34,774
Banta Corp.	864	34,309
BearingPoint Inc. (1)	4,891	40,400
Block (H & R) Inc.	5,277	259,259
Bowne & Co. Inc. (2)	1,167	17,377
Career Education Corp. (1)	3,199	108,158
Cendant Corp.	33,163	758,769
Chemed Corp.	288	13,478
ChoicePoint Inc. (1)	2,873	120,666
Convergys Corp. (1)	4,657	61,659
Corinthian Colleges Inc. (1) (2)	2,930	54,850
Corporate Executive Board Co. (The)	1,191	67,530
Corrections Corp. of America (1)	1,054	39,736
Deluxe Corp.	1,712	75,414
DeVry Inc. (1) (2)	2,017	46,895
Donnelley (R.R.) & Sons Co.	7,840	248,842
Education Management Corp. (1)	1,980	54,965
Equifax Inc.	4,629	111,651
First Health Group Corp. (1) (2)	3,199	44,850
Forrester Research Inc. (1)	561	10,014
FTI Consulting Inc. (1) (2)	1,433	24,734
Hewitt Associates Inc. Class A (1) (2)	1,001	26,727
Hudson Highland Group Inc. (1) (2)	268	8,131
Interactive Data Corp. (1) (2)	1,162	20,347
Iron Mountain Inc. (1)	3,961	127,821
ITT Educational Services Inc. (1) (2)	1,445	46,023
Laureate Education Inc. (1) (2)	1,429	50,444
Manpower Inc. (2)	2,946	128,298
McKesson Corp.	8,910	286,635
MoneyGram International Inc. (1)	3,032	56,698
Moody’s Corp.	4,229	287,995
MPS Group Inc. (1)	3,346	30,047
Navigant Consulting Inc. (1) (2)	1,322	27,696
NCO Group Inc. (1) (2)	1,109	27,692
PAREXEL International Corp. (1) (2)	876	16,828
Paychex Inc.	10,925	335,507
Pharmaceutical Product Development Inc. (1) (2)	1,603	56,201
Pre-Paid Legal Services Inc. (1) (2)	463	10,718
PRG-Schultz International Inc. (1) (2)	2,034	10,353
Quanta Services Inc. (1) (2)	2,152	13,515
Rent-A-Center Inc. (1)	2,652	77,810
Robert Half International Inc. (2)	5,491	152,760
Service Corp. International (1) (2)	9,717	61,703
ServiceMaster Co. (The) (2)	9,696	113,249
Sotheby’s Holdings Inc. Class A (1)	1,449	23,155
Spherion Corp. (1) (2)	1,875	16,219
Stewart Enterprises Inc. Class A (1)	3,050	21,228
Strayer Education Inc.	442	43,060
TeleTech Holdings Inc. (1) (2)	1,177	10,299
United Rentals Inc. (1)	2,320	46,029
University of Phoenix Online (1)	536	46,187
Valassis Communications Inc. (1) (2)	1,602	46,842
Viad Corp.	758	18,124
Weight Watchers International Inc. (1) (2)	1,450	56,173

		5,385,759

COMPUTERS—3.84%
Advanced Digital Information Corp. (1) (2)	2,045	18,241
Affiliated Computer Services Inc. Class A (1) (2)	4,074	211,441
Agilysys Inc.	1,145	17,060
Apple Computer Inc. (1)	11,605	375,306
BISYS Group Inc. (The) (1) (2)	3,926	53,590
Brocade Communications Systems Inc. (1)	8,570	41,307
CACI International Inc. Class A (1)	1,016	41,768
Cadence Design Systems Inc. (1) (2)	8,868	119,452
Ceridian Corp. (1)	5,035	90,630
CIBER Inc. (1) (2)	1,871	14,032
Cognizant Technology Solutions Corp. (1)	4,302	118,520
Computer Sciences Corp. (1)	6,130	289,642
Dell Inc. (1)	73,017	2,589,913
Diebold Inc.	2,334	107,597
DST Systems Inc. (1) (2)	2,619	119,322
Echelon Corp. (1) (2)	1,164	8,672
Electronic Data Systems Corp.	15,954	294,830
Electronics For Imaging Inc. (1) (2)	1,741	34,942
EMC Corp. (1)	79,344	870,404
FactSet Research Systems Inc. (2)	693	29,903
Gateway Inc. (1)	7,636	34,362
Henry (Jack) & Associates Inc.	2,454	47,239
Hewlett-Packard Co.	89,615	1,805,742

Hutchinson Technology Inc. (1) (2)	866	19,286
Imation Corp. (2)	1,180	39,117
InFocus Corp. (1)	1,303	11,545
Intergraph Corp. (1)	1,192	31,457
International Business Machines Corp.	55,118	4,799,124
Iomega Corp.	1,584	6,954
Kronos Inc. (1) (2)	1,056	46,380
Lexar Media Inc. (1) (2)	2,229	12,014
Lexmark International Inc. (1)	4,238	375,063
Maxtor Corp. (1) (2)	8,296	38,825
McDATA Corp. Class A (1) (2)	2,758	14,204
McDATA Corp. Class B (1) (2)	708	3,427
Mentor Graphics Corp. (1) (2)	2,178	25,700
Mercury Computer Systems Inc. (1) (2)	718	17,096
MICROS Systems Inc. (1)	589	28,637
M-Systems Flash Disk Pioneers Ltd. (1) (2)	999	13,885
National Instruments Corp. (2)	1,681	48,833
NCR Corp. (1)	3,127	145,187
Network Appliance Inc. (1)	11,429	220,694
Perot Systems Corp. Class A (1)	2,311	29,165
Quantum Corp. (1) (2)	5,359	13,076
RadiSys Corp. (1) (2)	566	7,024
Reynolds & Reynolds Co. (The) Class A	2,140	47,294
SanDisk Corp. (1) (2)	5,228	127,145
Seagate Technology (2)	5,043	57,843
Silicon Graphics Inc. (1) (2)	5,959	9,117
Silicon Storage Technology Inc. (1) (2)	2,752	18,273
Storage Technology Corp. (1)	3,821	95,334
Sun Microsystems Inc. (1)	108,874	430,052
SunGard Data Systems Inc. (1)	9,424	219,673
Synopsys Inc. (1)	5,118	129,434
Unisys Corp. (1)	10,716	109,732
Western Digital Corp. (1)	6,626	46,448

		14,570,953

COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.	2,329	108,578
Avon Products Inc.	15,369	661,021
Colgate-Palmolive Co.	16,179	860,723
Estee Lauder Companies Inc. Class A	3,638	159,708
Gillette Co. (The)	29,896	1,165,346
Kimberly-Clark Corp.	16,368	1,048,698
Procter & Gamble Co.	84,535	4,408,500

		8,412,574

DISTRIBUTION & WHOLESALE—0.24%
CDW Corp.	2,089	134,323
Fastenal Co. (2)	2,195	136,924
Genuine Parts Co.	5,800	218,834
Grainger (W.W.) Inc.	2,652	140,423
Hughes Supply Inc.	1,050	63,966
Ingram Micro Inc. Class A (1)	4,161	59,294
SCP Pool Corp. (2)	1,253	51,661
Tech Data Corp. (1)	1,866	69,900
United Stationers Inc. (1)	1,154	45,491

		920,816

DIVERSIFIED FINANCIAL SERVICES—7.30%
Affiliated Managers Group Inc. (1) (2)	911	41,824
American Express Co.	37,106	1,864,576
AmeriCredit Corp. (1) (2)	4,952	94,583
Ameritrade Holding Corp. (1)	9,310	103,248
Bear Stearns Companies Inc. (The)	3,390	282,794
Capital One Financial Corp.	7,829	542,706
CapitalSource Inc. (1) (2)	2,202	47,607
Chicago Mercantile Exchange Holdings Inc. (2)	863	108,306
CIT Group Inc.	6,956	241,791
Citigroup Inc.	169,074	7,454,473
Countrywide Financial Corp.	9,073	654,163
Doral Financial Corp.	3,018	118,457
E*TRADE Financial Corp. (1)	12,036	133,239
Eaton Vance Corp. (2)	1,933	73,338
Edwards (A.G.) Inc.	2,625	85,312
Federal Home Loan Mortgage Corp.	22,568	1,451,348
Federal National Mortgage Association	28,623	2,031,088
Federated Investors Inc. Class B	3,087	86,776
Franklin Resources Inc.	4,649	224,314
Friedman, Billings, Ramsey Group Inc. Class A	4,733	77,858
Goldman Sachs Group Inc. (The)	13,458	1,186,861
IndyMac Bancorp Inc. (2)	1,924	63,915

Investment Technology Group Inc. (1) (2)	1,614	21,208
Janus Capital Group Inc.	7,676	101,784
Jefferies Group Inc.	1,623	50,865
JP Morgan Chase & Co.	116,408	4,345,511
Knight Trading Group Inc. (1) (2)	3,519	29,947
LaBranche & Co. Inc. (1) (2)	1,135	9,296
Legg Mason Inc. (2)	2,149	168,782
Lehman Brothers Holdings Inc.	9,097	637,700
MBNA Corp.	36,982	913,086
Merrill Lynch & Co. Inc.	28,790	1,431,439
Morgan Stanley	32,773	1,616,692
New Century Financial Corp. (2)	1,077	50,673
Piper Jaffray Companies Inc. (1) (2)	628	25,591
Providian Financial Corp. (1)	9,706	134,331
Raymond James Financial Inc.	1,969	46,016
Schwab (Charles) Corp. (The)	34,187	300,162
SLM Corp.	14,244	540,132
SWS Group Inc.	583	7,987
T. Rowe Price Group Inc.	4,231	195,557
W.P. Stewart & Co. Ltd. (2)	880	17,169
Waddell & Reed Financial Inc. Class A (2)	2,597	50,434

		27,662,939

ELECTRIC—2.76%
AES Corp. (The) (1)	19,985	192,855
Allegheny Energy Inc. (1) (2)	4,206	62,417
ALLETE Inc.	2,603	72,155
Alliant Energy Corp.	3,513	91,022
Ameren Corp.	5,895	263,448
American Electric Power Co. Inc.	12,803	398,301
Aquila Inc. (1)	5,922	19,424
Avista Corp.	1,604	27,990
Black Hills Corp. (2)	1,011	27,924
Calpine Corp. (1) (2)	13,636	52,635
CenterPoint Energy Inc. (2)	8,996	104,444
Cinergy Corp.	5,391	206,206
Cleco Corp. (2)	1,583	27,307
CMS Energy Corp. (1) (2)	5,382	48,599
Consolidated Edison Inc. (2)	7,795	319,361
Constellation Energy Group Inc.	5,514	212,565
Dominion Resources Inc.	10,693	678,578
DPL Inc.	3,069	61,227
DTE Energy Co.	5,683	228,286
Duke Energy Corp.	29,689	638,313
Duquesne Light Holdings Inc. (2)	2,595	49,227
Edison International	9,944	266,499
El Paso Electric Co. (1)	1,741	26,202
Energy East Corp.	4,799	116,904
Entergy Corp.	7,518	432,285
Exelon Corp.	21,546	751,955
FirstEnergy Corp.	10,884	425,564
FPL Group Inc.	5,513	371,190
Great Plains Energy Inc. (2)	2,541	72,901
Hawaiian Electric Industries Inc. (2)	2,751	70,233
IDACORP Inc. (2)	1,301	35,777
MDU Resources Group Inc.	3,374	82,494
NiSource Inc.	8,689	179,862
Northeast Utilities	4,320	80,784
NRG Energy Inc. (1)	2,585	68,735
NSTAR	1,741	81,479
OGE Energy Corp. (2)	2,872	71,484
Pepco Holdings Inc. (2)	5,813	104,634
PG&E Corp. (1)	12,398	353,839
Pinnacle West Capital Corp.	3,046	123,363
PNM Resources Inc. (2)	1,950	40,638
PPL Corp.	5,789	268,320
Progress Energy Inc.	7,967	335,729
Public Service Enterprise Group Inc. (2)	7,688	299,832
Puget Energy Inc.	3,434	74,174
Reliant Energy Inc. (1)	9,540	94,255
SCANA Corp.	3,345	122,494
Sierra Pacific Resources Corp. (1) (2)	3,462	28,458
Southern Co. (The)	24,038	703,833
TECO Energy Inc.	6,082	78,458
Texas Genco Holdings Inc.	442	20,504
TXU Corp.	10,509	416,787
UniSource Energy Corp. (2)	1,152	28,443
Westar Energy Inc.	2,922	58,937
Wisconsin Energy Corp.	3,915	125,867
WPS Resources Corp. (2)	1,141	52,360

Xcel Energy Inc.	13,042	223,018

		10,470,575

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
American Power Conversion Corp.	6,481	97,863
AMETEK Inc.	2,304	71,055
Artesyn Technologies Inc. (1) (2)	1,310	9,773
Belden CDT Inc. (1) (2)	1,480	28,786
C&D Technologies Inc.	878	13,785
Emerson Electric Co.	13,760	835,232
Energizer Holdings Inc. (1)	2,645	100,774
General Cable Corp. (1) (2)	1,022	9,729
GrafTech International Ltd. (1) (2)	3,201	35,307
Hubbell Inc. Class B (2)	1,605	72,546
Littelfuse Inc. (1)	719	27,897
Molex Inc.	2,508	72,632
Molex Inc. Class A	2,790	69,248
Power-One Inc. (1)	2,321	20,355

		1,464,982

ELECTRONICS—0.82%
Agilent Technologies Inc. (1)	14,321	340,983
Amphenol Corp. Class A (1)	2,497	78,481
Applera Corp. - Applied Biosystems Group	6,799	140,671
Arrow Electronics Inc. (1)	3,731	88,275
Avnet Inc. (1)	4,038	78,418
AVX Corp. (2)	1,882	23,469
Benchmark Electronics Inc. (1) (2)	1,288	36,811
Checkpoint Systems Inc. (1) (2)	1,149	19,774
Coherent Inc. (1) (2)	1,009	26,552
CTS Corp. (2)	1,010	11,585
Cymer Inc. (1) (2)	1,161	33,251
Dionex Corp. (1) (2)	733	34,590
Electro Scientific Industries Inc. (1)	880	22,660
Fisher Scientific International Inc. (1) (2)	2,162	125,828
Flextronics International Ltd. (1)	17,384	218,517
Flir Systems Inc. (1) (2)	1,178	74,956
Garmin Ltd. (2)	1,884	70,650
Gentex Corp. (2)	2,466	88,283
Jabil Circuit Inc. (1)	5,369	116,776
KEMET Corp. (1) (2)	2,908	29,342
Methode Electronics Inc. (2)	1,181	15,388
Mettler Toledo International Inc. (1)	1,298	54,127
Molecular Devices Corp. (1)	578	11,797
Orbotech Ltd. (1)	1,020	17,359
Park Electrochemical Corp.	581	13,351
Parker Hannifin Corp.	3,912	224,471
PerkinElmer Inc.	4,056	71,304
Photon Dynamics Inc. (1) (2)	580	15,944
Plexus Corp. (1) (2)	1,439	16,131
Sanmina-SCI Corp. (1)	17,481	128,311
Solectron Corp. (1)	30,314	166,727
Symbol Technologies Inc.	7,011	91,774
Technitrol Inc. (1) (2)	1,161	21,478
Tektronix Inc.	2,728	82,931
Thermo Electron Corp. (1)	5,563	143,080
Thomas & Betts Corp.	1,886	49,602
Trimble Navigation Ltd. (1)	1,569	43,571
Varian Inc. (1)	1,157	43,850
Vishay Intertechnology Inc. (1) (2)	4,793	74,291
Waters Corp. (1)	3,828	167,973

		3,113,332

ENERGY - ALTERNATE SOURCES—0.00%
FuelCell Energy Inc. (1) (2)	1,156	11,491

		11,491

ENGINEERING & CONSTRUCTION—0.09%
Dycom Industries Inc. (1) (2)	1,599	43,077
EMCOR Group Inc. (1) (2)	561	24,274
Fluor Corp. (2)	2,741	124,853
Granite Construction Inc. (2)	1,170	20,814
Insituform Technologies Inc. Class A (1) (2)	869	15,616
Jacobs Engineering Group Inc. (1)	1,732	69,245
McDermott International Inc. (1) (2)	2,036	21,724
Shaw Group Inc. (The) (1) (2)	2,132	21,149

		340,752
ENTERTAINMENT—0.17%
Alliance Gaming Corp. (1)	1,396	19,865

GTECH Holdings Corp.	1,871	79,274
International Game Technology Inc.	11,455	370,455
International Speedway Corp. Class A	857	44,598
Macrovision Corp. (1)	1,448	31,335
Metro-Goldwyn-Mayer Inc. (2)	2,503	30,361
Pinnacle Entertainment Inc. (1)	889	10,037
Scientific Games Corp. Class A (1) (2)	2,025	36,065
Six Flags Inc. (1) (2)	3,182	15,019

		637,009

ENVIRONMENTAL CONTROL—0.24%
Allied Waste Industries Inc. (1)	8,118	75,010
Casella Waste Systems Inc. Class A (1) (2)	744	9,077
Ionics Inc. (1) (2)	586	15,845
Republic Services Inc.	4,916	140,598
Stericycle Inc. (1)	1,454	71,246
Tetra Tech Inc. (1) (2)	1,918	30,957
Waste Connections Inc. (1) (2)	1,294	37,345
Waste Management Inc.	19,007	534,857

		914,935

FOOD—1.74%
Albertson’s Inc. (2)	10,464	255,217
American Italian Pasta Co. Class A (2)	587	17,264
Archer-Daniels-Midland Co.	19,393	299,234
Campbell Soup Co.	8,349	213,651
Chiquita Brands International Inc. (1)	1,312	25,636
ConAgra Foods Inc.	17,367	451,542
Corn Products International Inc.	1,150	49,588
Dean Foods Co. (1)	5,056	186,971
Del Monte Foods Co. (1) (2)	6,811	71,788
Dreyer’s Grand Ice Cream Holdings Inc. (2)	688	54,668
Flowers Foods Inc. (2)	1,492	38,941
General Mills Inc.	9,697	435,395
Hain Celestial Group Inc. (1) (2)	999	16,513
Heinz (H.J.) Co.	11,588	427,481
Hershey Foods Corp.	5,702	276,205
Hormel Foods Corp.	2,476	73,488
Interstate Bakeries Corp. (2)	1,459	14,342
Kellogg Co.	7,822	325,865
Kraft Foods Inc. (2)	8,809	269,115
Kroger Co. (1)	21,809	344,582
McCormick & Co. Inc. NVS	3,970	142,007
Performance Food Group Co. (1) (2)	1,468	36,377
Ralcorp Holdings Inc. (1)	1,013	36,944
Safeway Inc. (1)	14,751	311,689
Sara Lee Corp.	25,860	567,886
Smithfield Foods Inc. (1)	2,930	83,036
Smucker (J.M.) Co. (The)	1,872	78,268
SUPERVALU Inc.	4,494	128,349
Sysco Corp.	20,906	720,212
Tootsie Roll Industries Inc.	760	22,268
Tyson Foods Inc. Class A	7,839	149,411
Whole Foods Market Inc. (2)	2,019	166,204
Wild Oats Markets Inc. (1) (2)	731	9,211
Winn-Dixie Stores Inc. (2)	2,645	16,716
Wrigley (William Jr.) Co.	4,527	273,431

		6,589,495

FOREST PRODUCTS & PAPER—0.53%
Boise Cascade Corp.	2,898	93,460
Bowater Inc. (2)	1,882	70,199
Caraustar Industries Inc. (1) (2)	1,015	14,159
Georgia-Pacific Corp.	7,300	245,280
International Paper Co.	15,818	683,812
Louisiana-Pacific Corp.	3,514	83,212
MeadWestvaco Corp.	6,667	199,077
Pope & Talbot Inc. (2)	427	8,378
Potlatch Corp. (2)	1,005	40,290
Temple-Inland Inc.	1,746	119,165
Wausau-Mosinee Paper Corp. (2)	1,411	21,927
Weyerhaeuser Co.	7,245	449,190

		2,028,149

GAS—0.28%
AGL Resources Inc.	1,898	56,086
Atmos Energy Corp. (2)	1,990	50,088
Energen Corp.	1,016	48,108
KeySpan Corp.	5,208	187,436
New Jersey Resources Corp.	838	34,065

Nicor Inc. (2)	1,445	47,844
Northwest Natural Gas Co. (2)	872	25,619
NUI Corp.	427	5,666
ONEOK Inc. (2)	3,138	65,898
Peoples Energy Corp.	1,161	45,279
Piedmont Natural Gas Co. (2)	1,263	52,099
Sempra Energy	6,733	240,705
Southern Union Co. (1)	1,597	31,796
UGI Corp. (2)	1,760	57,006
Vectren Corp. (2)	2,602	64,400
WGL Holdings Inc.	1,591	43,657

		1,055,752

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	2,654	185,541
Kennametal Inc.	1,197	52,668
Regal-Beloit Corp. (2)	697	14,637
Snap-On Inc.	1,718	55,165
Stanley Works (The)	2,742	116,261

		424,272

HEALTH CARE-PRODUCTS—3.64%
Advanced Medical Optics Inc. (1) (2)	1,007	38,316
Alcon Inc.	2,628	201,305
Apogent Technologies Inc. (1) (2)	3,015	97,988
ArthroCare Corp. (1) (2)	595	15,845
Bard (C.R.) Inc.	3,462	191,102
Bausch & Lomb Inc.	1,724	106,181
Baxter International Inc.	19,978	600,738
Beckman Coulter Inc.	2,041	112,602
Becton, Dickinson & Co.	8,200	387,286
Biomet Inc.	7,699	338,679
Biosite Inc. (1) (2)	439	19,399
Bioveris Corp. (1)	709	5,318
Boston Scientific Corp. (1)	19,501	746,108
Cooper Companies Inc.	992	58,974
Cyberonics Inc. (1) (2)	587	16,424
Cytyc Corp. (1) (2)	3,476	84,015
Dade Behring Holdings Inc. (1)	1,370	68,075
Datascope Corp. (2)	443	15,377
DENTSPLY International Inc.	2,326	113,113
Diagnostic Products Corp. (2)	774	31,076
Edwards Lifesciences Corp. (1) (2)	2,023	71,149
Gen-Probe Inc. (1) (2)	1,521	56,916
Guidant Corp.	10,179	563,102
Haemonetics Corp. (1)	870	26,100
Henry Schein Inc. (1)	1,451	97,362
Hillenbrand Industries Inc. (2)	1,877	106,595
IDEXX Laboratories Inc. (1)	1,154	58,150
INAMED Corp. (1)	1,158	62,740
Invacare Corp. (2)	1,007	40,834
Johnson & Johnson	97,075	5,365,335
Medtronic Inc.	39,642	1,969,018
Mentor Corp. (2)	1,135	35,741
Oakley Inc. (2)	864	9,331
Patterson Cos. Inc. (1) (2)	1,890	138,764
PolyMedica Corp.	886	26,988
PSS World Medical Inc. (1) (2)	2,315	22,664
ResMed Inc. (1) (2)	1,054	51,646
Respironics Inc. (1)	1,184	65,972
St. Jude Medical Inc. (1)	5,749	391,679
Steris Corp. (1) (2)	2,325	47,802
Stryker Corp.	8,989	428,596
Sybron Dental Specialties Inc. (1)	1,309	35,212
TECHNE Corp. (1) (2)	1,442	57,392
Varian Medical Systems Inc. (1)	2,222	153,340
Viasys Healthcare Inc. (1) (2)	873	13,226
VISX Inc. (1) (2)	1,461	31,280
Zimmer Holdings Inc. (1)	7,971	608,267

		13,783,122

HEALTH CARE-SERVICES—1.42%
Aetna Inc.	4,964	425,911
AMERIGROUP Corp. (1)	731	35,059
Anthem Inc. (1)	4,534	373,919
Apria Healthcare Group Inc. (1) (2)	1,752	51,421
Beverly Enterprises Inc. (1) (2)	3,339	26,311
Community Health Systems Inc. (1)	2,621	64,503
Covance Inc. (1)	2,160	79,250
Coventry Health Care Inc. (1)	2,394	122,357

DaVita Inc. (1)	3,336	101,314
HCA Inc. (2)	14,173	547,786
Health Management Associates Inc. Class A (2)	7,786	156,187
Health Net Inc. (1)	3,793	91,525
Humana Inc. (1)	5,361	97,088
Laboratory Corp. of America Holdings (1) (2)	4,540	177,786
LifePoint Hospitals Inc. (1)	1,078	36,016
Lincare Holdings Inc. (1) (2)	3,213	102,623
Manor Care Inc.	2,817	88,031
Odyssey Healthcare Inc. (1) (2)	1,127	19,362
Orthodontic Centers of America Inc. (1) (2)	1,444	9,761
PacifiCare Health Systems Inc. (1) (2)	2,715	82,998
Pediatrix Medical Group Inc. (1)	858	54,260
Province Healthcare Co. (1) (2)	1,577	22,914
Quest Diagnostics Inc.	2,635	216,281
Renal Care Group Inc. (1) (2)	2,088	66,524
Select Medical Corp.	3,268	41,961
Sunrise Senior Living Inc. (1) (2)	579	20,439
Tenet Healthcare Corp. (1)	15,353	171,647
Triad Hospitals Inc. (1) (2)	2,597	88,454
UnitedHealth Group Inc.	21,699	1,364,885
Universal Health Services Inc. Class B	1,614	73,453
US Oncology Inc. (1)	2,782	41,368
WellPoint Health Networks Inc. (1)	5,066	512,173

		5,363,567

HOLDING COMPANIES - DIVERSIFIED—0.02%
Leucadia National Corp.	1,435	73,888

		73,888

HOME BUILDERS—0.35%
Beazer Homes USA Inc. (2)	413	38,574
Centex Corp.	4,076	172,904
Champion Enterprises Inc. (1) (2)	2,304	22,418
D.R. Horton Inc.	6,625	183,049
Fleetwood Enterprises Inc. (1) (2)	1,159	15,577
Hovnanian Enterprises Inc. Class A (1) (2)	1,144	35,498
KB Home	1,278	81,856
Lennar Corp. Class A	4,066	173,537
Lennar Corp. Class B	310	12,304
M.D.C. Holdings Inc.	831	55,802
Monaco Coach Corp.	1,011	24,547
NVR Inc. (1)	168	78,288
Pulte Homes Inc.	3,508	191,642
Ryland Group Inc.	807	62,478
Standard-Pacific Corp. (2)	1,029	47,756
Thor Industries Inc. (2)	1,180	36,946
Toll Brothers Inc. (1) (2)	1,549	61,557
Winnebago Industries Inc.	1,142	42,083

		1,336,816

HOME FURNISHINGS—0.17%
Ethan Allen Interiors Inc.	1,171	43,503
Furniture Brands International Inc. (2)	1,732	39,801
Harman International Industries Inc.	2,156	184,834
La-Z-Boy Inc. (2)	1,710	29,549
Leggett & Platt Inc.	6,278	169,820
Maytag Corp.	2,502	51,291
Whirlpool Corp.	1,898	118,511

		637,309

HOUSEHOLD PRODUCTS & WARES—0.29%
American Greetings Corp. Class A (1) (2)	2,035	47,456
Avery Dennison Corp.	3,182	192,734
Blyth Inc.	1,150	40,043
Church & Dwight Co. Inc. (2)	1,306	57,699
Clorox Co.	5,008	249,248
Fortune Brands Inc.	4,792	345,887
Fossil Inc. (1)	1,320	31,931
Scotts Co. (The) Class A (1)	696	42,456
Tupperware Corp. (2)	1,748	30,013
WD-40 Co. (2)	566	14,931
Yankee Candle Co. Inc. (The) (1)	1,498	43,472

		1,095,870

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	9,034	195,134
Toro Co. (2)	739	48,405

		243,539

INSURANCE—4.74%
ACE Ltd.	9,159	371,764
AFLAC Inc.	16,724	662,939
Allmerica Financial Corp. (1)	1,743	51,959
Allstate Corp. (The)	23,041	1,084,770
Ambac Financial Group Inc.	3,602	256,138
American Financial Group Inc. (2)	1,163	34,529
American International Group Inc.	74,919	5,293,027
American National Insurance Co. (2)	448	40,992
AmerUs Group Co. (2)	1,354	52,129
AON Corp.	8,639	228,415
Axis Capital Holdings Ltd.	3,803	97,737
Berkley (W.R.) Corp.	2,315	94,776
Brown & Brown Inc. (2)	1,869	79,470
Chubb Corp.	6,196	426,161
CIGNA Corp.	4,649	288,284
Cincinnati Financial Corp.	4,865	194,016
CNA Financial Corp. (1) (2)	999	26,354
Commerce Group Inc. (2)	1,018	49,281
Conseco Inc. (1)	4,516	81,198
Delphi Financial Group Inc. Class A (2)	879	35,643
Endurance Specialty Holdings Ltd.	1,385	45,774
Erie Indemnity Co. Class A (2)	886	40,154
Everest Re Group Ltd.	1,843	135,424
Fidelity National Financial Inc.	5,176	187,630
First American Corp.	2,670	71,716
Gallagher (Arthur J.) & Co. (2)	3,046	94,335
Hartford Financial Services Group Inc.	9,571	623,072
HCC Insurance Holdings Inc. (2)	1,930	58,479
Hilb, Rogal & Hobbs Co. (2)	973	32,683
Horace Mann Educators Corp. (2)	1,304	21,855
IPC Holdings Ltd.	1,180	44,250
Jefferson-Pilot Corp.	4,504	217,003
Lincoln National Corp.	5,781	252,630
Loews Corp.	4,102	232,296
Markel Corp. (1) (2)	280	79,100
Marsh & McLennan Cos. Inc.	16,203	719,089
MBIA Inc.	4,738	255,757
Mercury General Corp.	872	41,097
MetLife Inc.	10,329	368,435
MGIC Investment Corp.	3,227	229,117
Montpelier Re Holdings Ltd.	1,617	57,209
Nationwide Financial Services Inc.	1,907	67,641
Ohio Casualty Corp. (1) (2)	1,885	35,250
Old Republic International Corp.	5,643	131,425
PartnerRe Ltd. (2)	1,726	90,287
Philadelphia Consolidated Holding Corp. (1)	607	33,185
Phoenix Companies Inc.	2,708	28,082
Platinum Underwriters Holdings Ltd.	986	27,440
PMI Group Inc. (The)	3,222	132,843
Presidential Life Corp. (2)	726	12,741
Principal Financial Group Inc.	10,395	353,326
Progressive Corp. (The)	6,264	479,948
Protective Life Corp. (2)	2,160	78,300
Prudential Financial Inc.	17,100	796,176
Radian Group Inc.	3,036	139,717
Reinsurance Group of America Inc. (2)	875	34,869
RenaissanceRe Holdings Ltd. (2)	2,166	114,798
SAFECO Corp.	4,460	209,888
Selective Insurance Group Inc. (2)	864	31,113
St. Paul Travelers Companies Inc.	21,861	810,387
StanCorp Financial Group Inc.	887	62,356
Torchmark Corp.	3,574	186,849
Transatlantic Holdings Inc. (2)	893	50,571
Unitrin Inc.	1,458	60,726
UNUMProvident Corp. (2)	8,817	140,631
White Mountains Insurance Group Ltd.	210	106,155
Willis Group Holdings Ltd.	4,625	160,950
XL Capital Ltd. Class A	4,522	319,615

		17,951,956

INTERNET—1.30%
Agile Software Corp. (1)	1,456	10,833
Akamai Technologies Inc. (1) (2)	3,799	56,719
Amazon.com Inc. (1)	9,666	376,201
Ariba Inc. (1)	1,791	15,564
Ask Jeeves Inc. (1)	1,943	56,502
Avocent Corp. (1)	1,609	48,173
Check Point Software Technologies Ltd. (1) (2)	5,825	115,859
CheckFree Corp. (1) (2)	2,209	66,358

CNET Networks Inc. (1) (2)	4,047	36,949
Digital River Inc. (1) (2)	1,041	29,252
DoubleClick Inc. (1)	4,334	22,407
E.piphany Inc. (1)	2,462	9,848
EarthLink Inc. (1)	5,109	50,426
eBay Inc. (1)	14,348	1,123,879
Entrust Inc. (1)	1,611	4,495
eResearch Technology Inc. (1) (2)	1,510	37,614
F5 Networks Inc. (1)	906	23,728
IAC/InterActiveCorp (1) (2)	16,346	446,246
Internet Security Systems Inc. (1) (2)	1,582	24,236
Interwoven Inc. (1)	1,340	10,077
Keynote Systems Inc. (1)	266	3,503
Macromedia Inc. (1)	2,366	47,793
MatrixOne Inc. (1)	1,449	9,216
McAfee Inc. (1)	5,389	96,894
Monster Worldwide Inc. (1) (2)	3,529	77,956
NetBank Inc. (2)	1,592	17,098
NetFlix Inc. (1) (2)	857	17,569
Openwave Systems Inc. (1)	2,087	23,729
PC-Tel Inc. (1)	579	5,842
Priceline.com Inc. (1) (2)	688	16,292
RealNetworks Inc. (1)	3,635	20,501
RSA Security Inc. (1) (2)	1,867	34,764
S1 Corp. (1)	2,168	17,929
Safeguard Scientifics Inc. (1) (2)	3,777	7,176
SonicWALL Inc. (1)	1,751	11,609
Stamps.com Inc.	739	7,745
Symantec Corp. (1)	10,166	475,362
TIBCO Software Inc. (1)	5,778	40,850
United Online Inc. (1) (2)	1,611	25,132
VeriSign Inc. (1)	8,155	142,794
Verity Inc. (1)	1,156	12,866
Vignette Corp. (1)	8,409	12,025
WatchGuard Technologies Inc. (1)	733	3,863
WebMD Corp. (1) (2)	10,256	83,484
webMethods Inc. (1)	1,602	7,642
Yahoo! Inc. (1)	37,350	1,150,380

		4,935,380

IRON & STEEL—0.13%
AK Steel Holding Corp. (1)	3,487	23,119
Allegheny Technologies Inc.	2,319	46,496
Carpenter Technology Corp.	599	25,757
Cleveland-Cliffs Inc. (1) (2)	291	19,072
Nucor Corp.	2,342	195,908
Ryerson Tull Inc. (2)	876	13,438
Steel Dynamics Inc. (2)	1,263	41,363
United States Steel Corp. (2)	3,672	140,050

		505,203

LEISURE TIME—0.44%
Bally Total Fitness Holding Corp. (1)	1,022	5,274
Brunswick Corp.	2,918	113,890
Callaway Golf Co. (2)	2,291	25,201
Carnival Corp.	12,653	589,756
Harley-Davidson Inc.	9,579	573,495
Multimedia Games Inc. (1)	734	13,895
Nautilus Group Inc. (The) (2)	1,154	21,372
Polaris Industries Inc. (2)	1,482	70,840
Royal Caribbean Cruises Ltd. (2)	3,166	135,347
Sabre Holdings Corp.	4,415	112,715
WMS Industries Inc. (1) (2)	548	14,928

		1,676,713

LODGING—0.40%
Aztar Corp. (1) (2)	1,140	27,668
Caesars Entertainment Inc. (1)	9,026	132,953
Harrah’s Entertainment Inc.	3,660	170,153
Hilton Hotels Corp.	12,371	220,575
La Quinta Corp. (1)	6,156	47,155
Mandalay Resort Group	2,002	135,135
Marriott International Inc. Class A	5,895	287,676
MGM Mirage (1) (2)	2,000	88,300
Prime Hospitality Corp. (1)	1,025	9,410
Starwood Hotels & Resorts Worldwide Inc.	6,673	300,285
Station Casinos Inc.	1,164	50,285
Wynn Resorts Ltd. (1)	1,790	64,046

		1,533,641

MACHINERY—0.61%
AGCO Corp. (1) (2)	3,078	64,392
Albany International Corp. Class A	852	25,492
Astec Industries Inc. (1)	435	7,408
Briggs & Stratton Corp.	723	60,371
Caterpillar Inc.	11,120	817,209
Cognex Corp.	1,304	39,224
Cummins Inc. (2)	1,161	80,608
Deere & Co.	8,112	509,515
Flowserve Corp. (1)	1,748	41,865
Graco Inc.	2,214	69,697
Idex Corp. (2)	1,464	46,980
Joy Global Inc. (2)	1,385	41,121
Kadant Inc. (1)	445	8,945
Manitowoc Co. Inc. (The)	862	29,230
Nordson Corp.	860	36,008
Presstek Inc. (1) (2)	1,032	8,813
Rockwell Automation Inc.	5,451	203,922
Stewart & Stevenson Services Inc.	875	13,781
Terex Corp. (1) (2)	1,635	63,618
Unova Inc. (1)	1,403	23,725
Zebra Technologies Corp. Class A (1)	1,545	127,663

		2,319,587

MANUFACTURING—5.36%
Actuant Corp. Class A (1) (2)	848	30,918
Acuity Brands Inc.	1,306	31,148
AptarGroup Inc.	1,167	49,376
Brink’s Co. (The)	1,752	56,677
Carlisle Companies Inc.	1,007	63,934
CLARCOR Inc. (2)	754	33,176
Cooper Industries Ltd.	3,026	172,089
Crane Co. (2)	2,025	56,336
Danaher Corp.	7,496	379,672
Donaldson Co. Inc. (2)	2,562	68,226
Dover Corp.	6,648	263,793
Eastman Kodak Co.	9,405	249,138
Eaton Corp.	4,986	322,295
General Electric Co.	340,701	11,328,308
Harsco Corp.	1,311	58,838
Honeywell International Inc.	25,640	964,320
Illinois Tool Works Inc.	8,703	787,796
Ingersoll-Rand Co. Class A	5,622	386,175
ITT Industries Inc.	3,052	244,007
Jacuzzi Brands Inc. (1) (2)	2,587	19,972
Lancaster Colony Corp.	1,014	40,844
Matthews International Corp. Class A	1,056	36,200
Pall Corp.	4,190	97,082
Pentair Inc.	3,218	100,788
Roper Industries Inc. (2)	1,279	71,624
SPX Corp. (2)	2,487	101,843
Teleflex Inc.	1,141	50,717
Textron Inc.	3,800	232,940
3M Co.	23,480	1,933,813
Tredegar Corp. (2)	865	14,255
Trinity Industries Inc. (2)	1,280	38,490
Tyco International Ltd.	65,687	2,036,297

		20,321,087

MEDIA—3.59%
Belo (A.H.) Corp.	3,188	74,535
Cablevision Systems Corp. (1) (2)	6,083	106,270
Charter Communications Inc. Class A (1) (2)	8,288	25,610
Clear Channel Communications Inc.	18,337	654,631
Comcast Corp. Class A (1)	41,168	1,128,003
Comcast Corp. Special Class A (1) (2)	28,749	770,473
Cox Communications Inc. Class A (1)	6,670	183,959
Cox Radio Inc. Class A (1) (2)	1,151	19,947
Cumulus Media Inc. Class A (1)	1,741	25,558
DIRECTV Group Inc. (The) (1)	21,204	343,717
Dow Jones & Co. Inc. (2)	1,533	64,969
EchoStar Communications Corp. (1)	7,651	212,086
Emmis Communications Corp. (1)	1,583	31,217
Entercom Communications Corp. (1)	1,331	51,177
Fox Entertainment Group Inc. Class A (1)	5,661	153,017
Gannett Co. Inc.	8,857	736,371
Gemstar-TV Guide International Inc. (1)	7,400	34,336
Hearst-Argyle Television Inc.	851	19,258
Hollinger International Inc.	1,263	20,903
Insight Communications Co. Inc. (1) (2)	1,732	15,242

Knight Ridder Inc.	2,526	166,186
Lee Enterprises Inc. (2)	1,154	53,719
Liberty Media Corp. Class A	83,727	710,005
Liberty Media International Inc. Class A (1)	4,414	137,629
Liberty Media International Inc. Class A Rights (1) (2)	1	5
McClatchy Co. (The) Class A (2)	688	47,438
McGraw-Hill Companies Inc. (The)	6,246	468,825
Media General Inc. Class A	717	42,848
Meredith Corp.	1,275	67,422
New York Times Co. Class A	4,915	204,464
Radio One Inc. Class D (1) (2)	2,316	35,226
Readers Digest Association Inc. (The)	3,074	43,897
Scholastic Corp. (1)	1,164	32,022
Scripps (E.W.) Co. Class A	1,296	132,736
Sinclair Broadcast Group Inc. Class A (2)	1,316	13,042
Sirius Satellite Radio Inc. (1) (2)	39,247	99,295
Time Warner Inc. (1)	143,618	2,391,240
Tribune Co.	7,181	304,833
UnitedGlobalCom Inc. Class A (1) (2)	12,496	79,225
Univision Communications Inc. Class A (1)	7,745	224,373
Viacom Inc. Class A	1,198	40,792
Viacom Inc. Class B	49,042	1,647,321
Walt Disney Co. (The)	67,171	1,550,978
Washington Post Co. (The) Class B	195	169,241
Westwood One Inc. (1)	2,555	60,809
Wiley, John & Sons Inc. Class A	1,254	40,579
XM Satellite Radio Holdings Inc. Class A (1) (2)	5,892	155,490
Young Broadcasting Inc. Class A (1) (2)	571	6,104

		13,597,023

METAL FABRICATE & HARDWARE—0.08%
Kaydon Corp. (2)	1,015	29,567
Mueller Industries Inc.	1,056	40,255
Precision Castparts Corp. (2)	2,039	114,857
Timken Co. (The) (2)	2,339	58,101
Worthington Industries Inc.	2,449	50,156

		292,936

MINING—0.54%
Alcoa Inc.	28,420	910,293
Coeur d’Alene Mines Corp. (1) (2)	7,037	24,348
Freeport-McMoRan Copper & Gold Inc.	4,956	172,717
Meridian Gold Inc. (1)	3,457	45,840
Newmont Mining Corp.	13,079	529,307
Owens & Minor Inc. (2)	1,157	29,700
Owens-Illinois Inc. (1)	3,916	57,565
Phelps Dodge Corp. (1)	3,003	234,054
RTI International Metals Inc. (1)	579	8,679
Stillwater Mining Co. (1)	1,309	19,046

		2,031,549

OFFICE & BUSINESS EQUIPMENT—0.20%
IKON Office Solutions Inc. (2)	5,046	59,896
Imagistics International Inc. (1)	462	15,015
Pitney Bowes Inc.	7,485	315,867
Xerox Corp. (1) (2)	25,973	359,986

		750,764

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	2,299	61,613
HNI Corp.	1,623	65,650
Interface Inc. Class A (1) (2)	1,602	13,329
Steelcase Inc. Class A (2)	1,554	20,280

		160,872

OIL & GAS—5.90%
Amerada Hess Corp.	2,611	217,627
Anadarko Petroleum Corp.	8,290	495,659
Apache Corp.	10,670	496,475
Atwood Oceanics Inc. (1) (2)	301	11,637
Burlington Resources Inc.	12,870	491,248
Cabot Oil & Gas Corp. (2)	1,018	44,761
Chesapeake Energy Corp. (2)	8,180	125,563
ChevronTexaco Corp.	35,007	3,348,420
Cimarex Energy Co. (1)	1,357	44,143
ConocoPhillips	20,466	1,612,107
Devon Energy Corp.	7,377	512,628
Diamond Offshore Drilling Inc. (2)	1,864	45,556
ENSCO International Inc.	4,909	147,810
EOG Resources Inc.	3,759	238,884

Evergreen Resources Inc. (1)	1,419	58,065
Exxon Mobil Corp.	213,796	9,898,755
Forest Oil Corp. (1) (2)	1,884	53,298
GlobalSantaFe Corp.	6,404	175,470
Grey Wolf Inc. (1) (2)	6,222	27,937
Helmerich & Payne Inc.	1,466	37,119
Kerr-McGee Corp.	4,087	214,568
Marathon Oil Corp.	11,209	422,243
Murphy Oil Corp.	2,880	222,739
Nabors Industries Ltd. (1)	4,954	230,361
Newfield Exploration Co. (1) (2)	1,750	103,373
Noble Corp. (1)	4,255	164,754
Noble Energy Inc. (2)	1,741	96,295
Occidental Petroleum Corp.	12,776	629,474
Parker Drilling Co. (1)	3,333	12,865
Patina Oil & Gas Corp. (2)	2,288	67,473
Patterson-UTI Energy Inc.	5,148	93,848
Pioneer Natural Resources Co.	3,853	138,901
Pogo Producing Co.	1,981	87,917
Premcor Inc. (1)	2,620	94,058
Pride International Inc. (1)	3,905	70,290
Rowan Companies Inc. (1)	3,630	88,645
Stone Energy Corp. (1) (2)	867	39,223
Sunoco Inc.	2,473	168,584
Tesoro Petroleum Corp. (1) (2)	2,017	58,493
Transocean Inc. (1)	10,481	297,660
Unit Corp. (1) (2)	1,307	42,151
Unocal Corp.	8,509	329,809
Valero Energy Corp.	4,161	311,742
Vintage Petroleum Inc.	1,727	29,532
XTO Energy Inc.	8,239	246,346

		22,344,506

OIL & GAS SERVICES—0.93%
Baker Hughes Inc.	10,807	435,522
BJ Services Co. (1)	5,223	259,374
Cooper Cameron Corp. (1)	1,836	93,801
Core Laboratories NV (1)	1,025	22,550
FMC Technologies Inc. (1) (2)	2,203	66,090
Global Industries Ltd. (1)	2,175	10,984
Grant Prideco Inc. (1)	3,581	67,645
Halliburton Co.	14,252	452,501
Hanover Compressor Co. (1) (2)	2,548	29,914
Input/Output Inc. (1)	1,602	15,427
Key Energy Services Inc. (1)	4,046	40,784
Lone Star Technologies Inc. (1) (2)	870	28,988
Maverick Tube Corp. (1)	1,313	37,867
National-Oilwell Inc. (1)	2,752	92,054
Newpark Resources Inc. (1) (2)	2,328	14,201
Oceaneering International Inc. (1)	730	24,141
Schlumberger Ltd.	19,249	1,238,096
Seacor Holdings Inc. (1) (2)	542	22,927
Smith International Inc. (1) (2)	3,353	195,413
Superior Energy Services Inc. (1)	2,163	24,182
Tidewater Inc.	1,856	56,330
Varco International Inc. (1)	3,327	80,414
Veritas DGC Inc. (1)	1,019	25,098
Weatherford International Ltd. (1) (2)	4,303	201,294

		3,535,597

PACKAGING & CONTAINERS—0.22%
Ball Corp.	1,712	123,572
Bemis Co. Inc.	3,424	90,668
Chesapeake Corp. (2)	808	18,754
Crown Holdings Inc. (1)	5,772	58,528
Packaging Corp. of America	2,028	47,374
Pactiv Corp. (1)	4,917	115,943
Sealed Air Corp. (1)	2,773	131,551
Smurfit-Stone Container Corp.	8,488	157,962
Sonoco Products Co.	3,174	82,238

		826,590

PHARMACEUTICALS—6.48%
Abbott Laboratories	51,088	2,010,313
Abgenix Inc. (1)	2,474	24,183
Accelrys Inc. (1)	721	5,480
Accredo Health Inc. (1) (2)	1,618	52,423
Alkermes Inc. (1) (2)	2,754	29,716
Allergan Inc.	4,341	328,353
Alpharma Inc. Class A	1,446	23,772

American Pharmaceutical Partners Inc. (1) (2)	1,439	42,738
AmerisourceBergen Corp.	3,663	198,022
Amylin Pharmaceuticals Inc. (1) (2)	2,626	54,096
Andrx Group (1)	2,435	63,164
Barr Pharmaceuticals Inc. (1)	2,889	99,237
Bristol-Myers Squibb Co.	63,369	1,451,150
Cardinal Health Inc.	14,006	623,267
Caremark Rx Inc. (1)	15,073	459,727
Cell Therapeutics Inc. (1) (2)	2,069	11,276
Cephalon Inc. (1) (2)	1,871	94,523
Cubist Pharmaceuticals Inc. (1) (2)	1,481	15,373
CV Therapeutics Inc. (1) (2)	887	11,877
Express Scripts Inc. (1)	2,046	134,218
Forest Laboratories Inc. (1)	12,064	606,699
Gilead Sciences Inc. (1)	6,962	450,024
Hospira Inc. (1)	5,112	132,452
ImClone Systems Inc. (1) (2)	2,025	119,313
Impax Laboratories Inc. (1)	1,404	19,867
IVAX Corp. (1)	5,524	131,747
King Pharmaceuticals Inc. (1)	7,836	88,468
Ligand Pharmaceuticals Inc. Class B (1) (2)	2,284	31,542
Lilly (Eli) & Co.	31,611	2,014,253
Medarex Inc. (1) (2)	2,311	14,190
Medco Health Solutions Inc. (1)	8,928	270,518
Medicines Co. (The) (1) (2)	1,430	37,838
Medicis Pharmaceutical Corp. Class A (2)	1,928	68,965
Merck & Co. Inc.	72,735	3,298,532
MGI Pharma Inc. (1) (2)	2,362	66,160
Mylan Laboratories Inc.	8,890	131,750
Nabi Biopharmaceuticals (1)	1,635	18,884
NBTY Inc. (1)	2,081	45,283
Neurocrine Biosciences Inc. (1)	1,119	52,112
Noven Pharmaceuticals Inc. (1) (2)	739	14,935
NPS Pharmaceuticals Inc. (1) (2)	1,283	23,928
Omnicare Inc.	3,324	93,969
Onyx Pharmaceuticals Inc. (1)	1,024	34,949
OSI Pharmaceuticals Inc. (1) (2)	1,261	75,786
Par Pharmaceutical Companies Inc. (1)	1,132	42,608
Perrigo Co.	2,041	34,003
Pfizer Inc.	249,459	7,972,710
Pharmacopeia Drug Discovery (1)	360	1,991
Priority Healthcare Corp. Class B (1) (2)	1,153	25,827
Schering-Plough Corp.	47,872	931,589
Sepracor Inc. (1) (2)	2,879	132,348
Taro Pharmaceutical Industries Ltd. (1) (2)	862	19,248
Trimeris Inc. (1) (2)	553	6,343
Tularik Inc. (1) (2)	1,651	41,176
United Therapeutics Inc. (1) (2)	598	14,806
Valeant Pharmaceuticals International	2,751	48,170
VCA Antech Inc. (1) (2)	1,131	47,536
Vicuron Pharmaceuticals Inc. (1) (2)	1,935	19,466
Watson Pharmaceuticals Inc. (1)	3,612	91,059
Wyeth	43,461	1,538,519

		24,542,471

PIPELINES—0.25%
Dynegy Inc. Class A (1) (2)	9,024	37,901
El Paso Corp. (2)	21,414	168,956
Equitable Resources Inc.	2,126	109,021
Kinder Morgan Inc.	3,201	192,092
National Fuel Gas Co. (2)	2,612	66,710
Questar Corp.	2,748	112,613
Western Gas Resources Inc.	1,452	48,918
Williams Companies Inc.	16,742	203,415

		939,626

REAL ESTATE—0.02%
LNR Property Corp. (2)	715	38,617
St. Joe Company (The) (2)	1,304	56,098

		94,715

REAL ESTATE INVESTMENT TRUSTS—1.72%
Alexandria Real Estate Equities Inc.	579	34,792
AMB Property Corp.	2,766	97,197
American Financial Realty Trust	3,432	45,474
Annaly Mortgage Management Inc.	3,858	63,657
Apartment Investment & Management Co. Class A	3,090	98,787
Archstone-Smith Trust	5,981	176,021
Arden Realty Group Inc.	2,035	61,864
AvalonBay Communities Inc.	2,290	133,278

Boston Properties Inc.	3,462	183,140
Brandywine Realty Trust	1,558	42,533
BRE Properties Inc. Class A	1,557	53,950
Camden Property Trust	1,114	50,130
Capital Automotive (2)	1,141	33,078
CarrAmerica Realty Corp.	1,723	52,534
Catellus Development Corp.	3,043	76,075
CBL & Associates Properties Inc.	977	53,833
CenterPoint Properties Trust (2)	1,480	56,802
Chelsea Property Group Inc.	1,458	94,945
Colonial Properties Trust (2)	822	31,236
Cousins Properties Inc.	1,309	42,058
Crescent Real Estate Equities Co.	3,151	49,502
CRT Properties Inc.	854	18,446
Developers Diversified Realty Corp.	3,223	115,641
Duke Realty Corp.	4,489	138,082
Equity Inns Inc.	1,299	11,782
Equity Office Properties Trust	13,044	338,492
Equity Residential	9,076	268,196
Essex Property Trust Inc. (2)	678	44,680
Federal Realty Investment Trust (2)	1,640	69,208
FelCor Lodging Trust Inc. (1) (2)	1,434	16,348
First Industrial Realty Trust Inc. (2)	1,342	49,171
Gables Residential Trust (2)	950	31,398
General Growth Properties Inc.	7,272	218,742
Glenborough Realty Trust Inc.	994	18,170
Health Care Property Investors Inc.	4,418	110,273
Health Care REIT Inc. (2)	1,803	58,183
Healthcare Realty Trust Inc.	1,324	47,823
Highwoods Properties Inc. (2)	1,746	40,507
Home Properties Inc.	913	34,329
Hospitality Properties Trust	2,107	84,027
Host Marriott Corp. (1)	8,934	115,695
HRPT Properties Trust (2)	5,675	57,147
Impac Mortgage Holdings Inc.	2,016	46,267
iStar Financial Inc. (2)	3,590	136,420
Kilroy Realty Corp. (2)	836	29,594
Kimco Realty Corp.	3,073	147,811
Liberty Property Trust	2,653	101,875
Macerich Co. (The)	1,843	88,280
Mack-Cali Realty Corp.	1,887	77,178
Manufactured Home Communities Inc. (2)	599	18,982
Meristar Hospitality Corp. (1)	2,928	16,982
Mills Corp.	1,496	68,218
Nationwide Health Properties Inc. (2)	2,020	38,582
New Plan Excel Realty Trust Inc. (2)	3,339	79,301
Novastar Financial Inc. (2)	816	32,730
Pan Pacific Retail Properties Inc. (2)	1,277	64,616
Pennsylvania Real Estate Investment Trust	1,268	44,215
Plum Creek Timber Co. Inc.	6,099	191,387
Post Properties Inc. (2)	1,186	33,196
Prentiss Properties Trust	1,163	39,844
ProLogis	5,454	185,654
Public Storage Inc.	2,890	136,206
Rayonier Inc.	1,713	75,338
Realty Income Corp.	1,394	56,485
Reckson Associates Realty Corp.	2,175	60,269
Redwood Trust Inc.	618	35,084
Regency Centers Corp.	1,780	75,650
Rouse Co. (The)	3,183	155,330
Shurgard Storage Centers Inc. Class A	1,483	54,871
Simon Property Group Inc.	6,036	311,518
SL Green Realty Corp.	1,194	58,625
Taubman Centers Inc. (2)	1,640	37,884
Thornburg Mortgage Inc. (2)	2,613	72,458
Trizec Properties Inc.	3,170	50,879
United Dominion Realty Trust Inc.	4,017	77,890
Ventas Inc.	2,727	69,593
Vornado Realty Trust	3,474	201,805
Washington Real Estate Investment Trust	1,401	39,144
Weingarten Realty Investors (2)	2,672	82,298

		6,509,685

RETAIL—6.14%
Abercrombie & Fitch Co. Class A	3,155	116,356
Advance Auto Parts Inc. (1)	2,342	86,935
Aeropostale Inc. (1)	1,749	53,310
American Eagle Outfitters Inc. (1)	1,832	60,035
AnnTaylor Stores Corp. (1)	2,199	59,021
Applebee’s International Inc. (2)	2,800	74,592

AutoNation Inc. (1)	6,208	100,073
AutoZone Inc. (1)	2,115	163,278
Barnes & Noble Inc. (1)	1,758	60,440
Bed Bath & Beyond Inc. (1)	9,752	345,123
Best Buy Co. Inc.	8,688	418,414
Big Lots Inc. (1) (2)	3,899	47,724
BJ’s Wholesale Club Inc. (1) (2)	2,170	50,583
Bob Evans Farms Inc. (2)	1,171	31,172
Borders Group Inc.	2,623	59,988
Brinker International Inc. (1)	3,266	116,955
CarMax Inc. (1) (2)	3,496	72,717
Casey’s General Store Inc. (2)	1,599	25,872
Cato Corp. Class A	574	11,979
CBRL Group Inc.	1,557	51,724
CEC Entertainment Inc. (1)	1,320	47,982
Charming Shoppes Inc. (1) (2)	3,642	26,732
Cheesecake Factory (The) (1) (2)	1,572	65,662
Chico’s FAS Inc. (1) (2)	2,892	121,088
Children’s Place Retail Stores Inc. (The) (1)	476	9,758
Christopher & Banks Corp. (2)	1,151	18,842
Circuit City Stores Inc.	6,188	87,251
Claire’s Stores Inc.	2,600	59,930
Copart Inc. (1)	2,092	46,547
Cost Plus Inc. (1)	715	23,924
Costco Wholesale Corp.	15,035	611,323
CVS Corp.	12,887	539,579
Darden Restaurants Inc.	4,810	102,597
Dillard’s Inc. Class A (2)	2,128	48,497
Dollar General Corp.	9,646	186,168
Dollar Tree Stores Inc. (1)	3,773	101,531
Dress Barn Inc. (1)	568	9,514
Duane Reade Inc. (1)	592	9,750
Family Dollar Stores Inc.	5,330	148,494
Federated Department Stores Inc.	5,877	281,626
Foot Locker Inc.	4,644	104,490
Fred’s Inc. (2)	998	18,014
Gap Inc. (The)	21,598	490,275
Genesco Inc. (1) (2)	713	15,301
Guitar Center Inc. (1)	752	33,802
Hollywood Entertainment Corp. (1) (2)	1,861	24,026
Home Depot Inc.	73,408	2,475,318
Hot Topic Inc. (1)	1,455	23,164
IHOP Corp.	710	26,263
Insight Enterprises Inc. (1)	1,452	23,290
Jack in the Box Inc. (1)	1,308	41,725
Kenneth Cole Productions Inc. Class A	295	9,467
Kmart Holding Corp. (1) (2)	1,277	98,878
Kohl’s Corp. (1)	9,860	451,194
Krispy Kreme Doughnuts Inc. (1) (2)	1,981	31,181
Limited Brands Inc.	13,358	273,038
Linens ‘n Things Inc. (1)	1,358	36,150
Lone Star Steakhouse & Saloon Inc.	590	14,302
Longs Drug Stores Corp. (2)	1,115	23,415
Lowe’s Companies Inc.	23,221	1,131,327
May Department Stores Co. (The)	9,362	248,374
McDonald’s Corp.	41,224	1,133,660
Men’s Wearhouse Inc. (The) (1) (2)	958	25,377
Michaels Stores Inc.	2,181	117,839
MSC Industrial Direct Co. Inc. Class A (2)	1,287	40,283
Neiman-Marcus Group Inc. Class A (2)	972	53,023
99 Cents Only Stores (1) (2)	1,617	23,172
Nordstrom Inc.	3,336	146,450
Nu Skin Enterprises Inc. Class A (2)	1,755	47,929
Office Depot Inc. (1)	10,308	169,051
O’Reilly Automotive Inc. (1) (2)	1,724	69,805
Outback Steakhouse Inc. (2)	2,174	88,286
P.F. Chang’s China Bistro Inc. (1)	730	32,434
Pacific Sunwear of California Inc. (1)	2,598	52,999
Panera Bread Co. Class A (1) (2)	912	33,644
Papa John’s International Inc. (1) (2)	312	9,475
Payless ShoeSource Inc. (1) (2)	2,190	28,339
Penney (J.C.) Co. Inc. (Holding Co.)	8,997	359,880
Pep Boys-Manny, Moe & Jack Inc. (2)	2,049	42,414
PETCO Animal Supplies Inc. (1)	1,263	37,726
PETsMART Inc.	4,803	148,941
Pier 1 Imports Inc.	2,935	52,625
RadioShack Corp.	5,272	147,352
Regis Corp.	1,470	60,505
Rite Aid Corp. (1)	14,310	70,262
Ross Stores Inc.	5,022	116,259

Ruby Tuesday Inc.	2,176	62,865
Ryan’s Restaurant Group Inc. (1)	1,593	23,083
Saks Inc. (2)	4,041	52,735
Sears, Roebuck and Co.	6,556	240,474
ShopKo Stores Inc. (1) (2)	873	13,575
Sonic Corp. (1)	1,963	45,149
Sports Authority Inc. (The) (1)	720	18,360
Staples Inc.	16,115	465,401
Starbucks Corp. (1)	12,941	607,709
Stein Mart Inc. (1)	877	15,909
Talbots Inc. (The)	703	21,652
Target Corp.	26,953	1,175,151
Tiffany & Co.	4,888	174,746
TJX Companies Inc.	16,288	382,279
Toys R Us Inc. (1)	6,966	114,660
Tractor Supply Co. (1) (2)	1,229	44,564
Triarc Companies Inc. Class B (2)	900	8,784
Tuesday Morning Corp. (1)	826	26,564
Urban Outfitters Inc. (1) (2)	1,860	55,316
Walgreen Co.	33,585	1,222,494
Wal-Mart Stores Inc.	86,627	4,592,097
Wendy’s International Inc.	3,617	129,380
Williams-Sonoma Inc. (1) (2)	3,065	99,582
Yum! Brands Inc.	9,562	367,085
Zale Corp. (1)	1,774	48,146

		23,261,570

SAVINGS & LOANS—0.76%
Anchor BanCorp Wisconsin Inc.	723	18,393
Astoria Financial Corp.	2,352	80,344
Commercial Federal Corp.	1,396	36,757
Dime Community Bancshares	1,051	17,468
Downey Financial Corp.	723	38,861
First Niagara Financial Group Inc. (2)	2,840	34,620
FirstFed Financial Corp. (1)	571	25,872
Golden West Financial Corp.	4,220	451,160
GreenPoint Financial Corp.	3,569	145,009
Harbor Florida Bancshares Inc. (2)	709	20,412
Hudson City Bancorp Inc. (2)	2,317	80,307
Independence Community Bank Corp.	2,565	95,777
MAF Bancorp Inc. (2)	965	38,745
New York Community Bancorp Inc. (2)	7,664	147,455
OceanFirst Financial Corp. (2)	436	10,093
People’s Bank (2)	3,036	95,664
PFF Bancorp Inc.	405	14,872
Provident Financial Services Inc.	2,534	44,725
Sovereign Bancorp Inc. (2)	11,195	243,715
Washington Federal Inc.	2,667	66,808
Washington Mutual Inc.	28,161	1,092,647
Webster Financial Corp.	1,820	85,394

		2,885,098

SEMICONDUCTORS—3.37%
Actel Corp. (1)	858	12,887
Advanced Micro Devices Inc. (1) (2)	11,470	143,260
Agere Systems Inc. Class A (1) (2)	27,525	34,131
Agere Systems Inc. Class B (1)	30,324	34,266
Altera Corp. (1)	12,121	252,359
Amkor Technology Inc. (1)	2,771	11,223
Analog Devices Inc.	12,357	490,573
Applied Materials Inc. (1)	54,872	931,178
Applied Micro Circuits Corp. (1)	10,140	36,504
Asyst Technologies Inc. (1)	1,178	6,821
Atmel Corp. (1)	14,642	62,668
ATMI Inc. (1) (2)	1,010	20,564
Axcelis Technologies Inc. (1) (2)	3,327	31,041
Broadcom Corp. Class A (1)	8,202	290,023
Brooks Automation Inc. (1) (2)	1,444	20,808
Cirrus Logic Inc. (1)	2,467	14,999
Cohu Inc.	579	10,963
Conexant Systems Inc. (1)	15,427	24,529
Credence Systems Corp. (1) (2)	2,780	24,909
Cree Inc. (1) (2)	2,467	55,211
Cypress Semiconductor Corp. (1)	3,905	44,283
DSP Group Inc. (1)	871	17,167
DuPont Photomasks Inc. (1) (2)	450	7,353
Emulex Corp. (1)	2,756	29,737
ESS Technology Inc. (1) (2)	1,002	6,864
Exar Corp. (1)	1,308	17,619
Fairchild Semiconductor International Inc. Class A (1)	3,119	45,818

Helix Technology Corp.	883	12,751
Integrated Circuit Systems Inc. (1)	2,431	58,150
Integrated Device Technology Inc. (1)	3,495	39,948
Intel Corp.	211,504	5,156,468
International Rectifier Corp. (1)	2,243	87,926
Intersil Corp. Class A	4,512	82,885
KLA-Tencor Corp. (1)	6,386	263,167
Kopin Corp. (1)	2,187	8,376
Kulicke & Soffa Industries Inc. (1) (2)	1,584	12,371
Lam Research Corp. (1) (2)	4,551	108,541
Lattice Semiconductor Corp. (1) (2)	3,336	16,346
Linear Technology Corp.	10,036	392,408
LSI Logic Corp. (1)	12,314	62,678
LTX Corp. (1)	2,213	17,992
Marvell Technology Group Ltd. (1)	6,218	144,382
Maxim Integrated Products Inc.	10,453	502,789
Micrel Inc. (1) (2)	2,308	23,703
Microchip Technology Inc.	6,848	198,387
Micron Technology Inc. (1)	19,778	267,596
Mindspeed Technologies Inc. (1)	2,866	9,257
Mykrolis Corp. (1)	1,324	13,240
National Semiconductor Corp. (1)	11,768	201,821
Novellus Systems Inc. (1)	4,957	133,839
NVIDIA Corp. (1)	5,067	78,032
OmniVision Technologies Inc. (1) (2)	1,688	19,885
Photronics Inc. (1) (2)	880	12,734
PMC-Sierra Inc. (1)	5,879	69,843
Power Integrations Inc. (1) (2)	999	20,160
QLogic Corp. (1) (2)	3,086	75,453
Rambus Inc. (1)	3,243	54,385
Semtech Corp. (1)	2,361	46,866
Silicon Image Inc. (1) (2)	2,160	25,898
Silicon Laboratories Inc. (1) (2)	1,153	40,689
Siliconix Inc. (1) (2)	149	6,350
Skyworks Solutions Inc. (1)	4,480	37,542
Teradyne Inc. (1)	6,387	109,218
Texas Instruments Inc.	56,577	1,206,787
Three-Five Systems Inc. (1)	710	2,499
Transmeta Corp. (1) (2)	3,737	4,223
TriQuint Semiconductor Inc. (1) (2)	4,055	16,423
Ultratech Inc. (1) (2)	829	10,329
Varian Semiconductor Equipment Associates Inc. (1) (2)	1,148	34,291
Veeco Instruments Inc. (1) (2)	870	19,793
Vitesse Semiconductor Corp. (1)	6,654	18,631
Xilinx Inc.	11,291	332,294
Zoran Corp. (1)	1,289	22,802

		12,757,906

SOFTWARE—4.58%
Activision Inc. (1)	4,362	63,903
Actuate Corp. (1)	2,027	7,297
Acxiom Corp. (2)	2,716	59,752
Adobe Systems Inc.	7,736	326,304
Advent Software Inc. (1) (2)	1,023	16,225
Ascential Software Corp. (1)	1,919	23,565
Autodesk Inc.	3,649	146,690
Automatic Data Processing Inc.	19,203	806,142
Avid Technology Inc. (1) (2)	1,012	47,301
BEA Systems Inc. (1)	12,770	82,877
BMC Software Inc. (1)	7,359	115,389
Borland Software Corp. (1)	2,616	21,634
Cerner Corp. (1) (2)	880	39,600
Certegy Inc.	1,984	75,213
Citrix Systems Inc. (1)	5,381	94,813
Computer Associates International Inc.	15,215	384,027
Compuware Corp. (1)	10,905	53,871
Concurrent Computer Corp. (1)	2,013	3,301
CSG Systems International Inc. (1) (2)	1,727	28,323
Dendrite International Inc. (1) (2)	1,292	19,264
Dun & Bradstreet Corp. (1)	2,318	130,133
eFunds Corp. (1)	1,590	26,012
Electronic Arts Inc. (1)	9,690	485,760
Fair Isaac Corp.	2,213	63,248
FileNET Corp. (1)	1,168	22,192
First Data Corp.	28,417	1,267,682
Fiserv Inc. (1)	6,373	218,339
Global Payments Inc.	1,158	52,863
Hyperion Solutions Corp. (1)	1,374	56,361
IDX Systems Corp. (1)	597	17,928
IMS Health Inc.	7,558	183,206

Informatica Corp. (1)	2,886	17,518
Inter-Tel Inc. (2)	706	15,313
Intuit Inc. (1)	5,891	220,559
JDA Software Group Inc. (1) (2)	1,056	11,246
Keane Inc. (1)	1,887	27,871
Manugistics Group Inc. (1)	1,902	5,231
Mercury Interactive Corp. (1)	3,008	109,972
Micromuse Inc. (1)	2,297	10,337
Microsoft Corp.	332,763	9,470,435
MRO Software Inc. (1)	579	6,143
NDCHealth Corp. (2)	1,150	24,162
NetIQ Corp. (1) (2)	1,749	16,668
Novell Inc. (1)	12,314	84,228
Oracle Corp. (1)	129,202	1,357,913
Packeteer Inc. (1)	1,012	9,493
Parametric Technology Corp. (1)	8,986	40,796
PeopleSoft Inc. (1)	10,738	193,499
Pixar Inc. (1) (2)	749	51,112
Quest Software Inc. (1) (2)	1,727	20,828
Red Hat Inc. (1)	4,768	81,628
Retek Inc. (1)	1,613	6,549
SEI Investments Co.	2,312	70,909
SERENA Software Inc. (1) (2)	1,167	17,972
Siebel Systems Inc. (1)	14,749	118,877
Sybase Inc. (1)	3,301	48,096
Take-Two Interactive Software Inc. (1) (2)	1,411	44,193
THQ Inc. (1) (2)	1,304	24,841
Total System Services Inc.	1,297	29,494
Veritas Software Corp. (1)	14,103	268,803
Wind River Systems Inc. (1)	2,334	22,873

		17,366,774

TELECOMMUNICATIONS—6.24%
Adaptec Inc. (1)	3,495	26,178
ADC Telecommunications Inc. (1) (2)	26,408	63,379
ADTRAN Inc.	1,450	38,730
Advanced Fibre Communications Inc. (1)	2,755	46,174
Aeroflex Inc. (1)	2,168	24,043
Alltel Corp.	10,074	523,848
Amdocs Ltd. (1)	5,623	122,019
American Tower Corp. Class A (1) (2)	7,591	109,766
Anaren Inc. (1) (2)	742	8,897
Andrew Corp. (1)	5,098	55,313
Arris Group Inc. (1) (2)	1,750	7,691
Aspect Communications Corp. (1)	1,060	8,978
AT&T Corp.	26,127	394,518
AT&T Wireless Services Inc. (1)	73,661	1,063,665
Audiovox Corp. Class A (1) (2)	579	10,028
Avaya Inc. (1)	14,408	211,077
BellSouth Corp.	60,122	1,628,705
Black Box Corp. (2)	595	22,610
C-COR Inc. (1)	1,652	13,414
CenturyTel Inc.	4,148	128,547
CIENA Corp. (1)	18,338	51,713
Cincinnati Bell Inc. (1)	8,118	32,797
Cisco Systems Inc. (1)	221,119	4,612,542
Citizens Communications Co. (1)	9,564	137,722
CommScope Inc. (1) (2)	1,756	36,174
Computer Network Technology Corp. (1) (2)	1,008	5,111
Comverse Technology Inc. (1)	6,617	112,886
Corning Inc. (1)	44,739	552,974
Crown Castle International Corp. (1) (2)	7,339	103,627
Extreme Networks Inc. (1)	3,901	21,143
Finisar Corp. (1) (2)	4,787	7,252
Foundry Networks Inc. (1)	3,644	37,387
Harmonic Inc. (1) (2)	2,019	13,144
Harris Corp.	2,205	104,693
IDT Corp. (1)	302	4,681
IDT Corp. Class B (1)	1,577	24,838
InterDigital Communications Corp. (1) (2)	1,743	33,535
JDS Uniphase Corp. (1)	46,119	159,111
Juniper Networks Inc. (1)	15,995	367,245
Level 3 Communications Inc. (1) (2)	20,308	61,533
Lucent Technologies Inc. (1) (2)	139,943	426,826
Motorola Inc.	76,795	1,223,344
MRV Communications Inc. (1) (2)	2,746	8,279
Newport Corp. (1)	1,300	18,642
Nextel Communications Inc. Class A (1)	34,934	795,098
Nextel Partners Inc. Class A (1) (2)	1,072	17,227
NII Holdings Inc. Class B (1) (2)	1,822	69,272

NTL Inc. (1) (2)	2,450	127,694
PanAmSat Corp. (1) (2)	711	16,517
Plantronics Inc. (1)	1,472	56,937
Polycom Inc. (1)	3,307	63,759
Powerwave Technologies Inc. (1)	4,157	23,030
QUALCOMM Inc.	26,528	1,832,554
Qwest Communications International Inc. (1)	48,831	189,953
REMEC Inc. (1) (2)	2,050	9,594
RF Micro Devices Inc. (1) (2)	6,407	37,929
SBC Communications Inc.	108,382	2,746,400
Scientific-Atlanta Inc.	5,057	155,503
Sonus Networks Inc. (1)	7,879	40,104
SpectraSite Inc. (1)	1,462	62,866
Sprint Corp. (FON Group)	38,325	715,911
Stratex Networks Inc. (1)	2,606	6,463
Sycamore Networks Inc. (1)	6,382	23,869
Tekelec (1)	2,000	38,860
Telephone & Data Systems Inc.	1,698	128,878
Tellabs Inc. (1) (2)	12,600	112,266
3Com Corp. (1)	12,490	61,576
Tollgrade Communications Inc. (1)	436	3,628
United States Cellular Corp. (1) (2)	406	15,936
UTStarcom Inc. (1) (2)	3,393	61,956
Verizon Communications Inc.	90,633	3,492,996
Western Wireless Corp. Class A (1) (2)	2,303	60,776
Wireless Facilities Inc. (1)	1,773	13,262

		23,645,593

TEXTILES—0.09%
Cintas Corp.	4,478	187,897
G&K Services Inc. Class A	710	27,349
Mohawk Industries Inc. (1)	1,732	127,371

		342,617

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	5,182	94,157
Jakks Pacific Inc. (1) (2)	733	14,711
Marvel Enterprises Inc. (1)	2,602	33,956
Mattel Inc.	13,756	241,005

		383,829

TRANSPORTATION—1.18%
Alexander & Baldwin Inc.	1,305	42,908
Arkansas Best Corp. (2)	730	25,528
Burlington Northern Santa Fe Corp.	12,039	427,144
CH Robinson Worldwide Inc. (2)	2,586	113,086
CNF Inc.	1,600	66,016
CSX Corp.	6,976	218,349
EGL Inc. (1)	1,170	29,730
Expeditors International Washington Inc. (2)	3,486	161,785
FedEx Corp.	9,064	742,160
Hunt (J.B.) Transport Services Inc.	1,935	74,323
Kansas City Southern Industries Inc. (1) (2)	2,155	31,506
Landstar System Inc. (1)	912	45,427
Norfolk Southern Corp.	12,691	338,723
Offshore Logistics Inc. (1)	746	21,597
Overseas Shipholding Group Inc.	729	32,739
Ryder System Inc.	2,055	88,160
SCS Transportation Inc. (1)	445	11,459
Swift Transportation Co. Inc. (1)	1,889	37,733
Union Pacific Corp.	8,424	474,608
United Parcel Service Inc. Class B	18,821	1,354,359
USF Corp.	879	31,205
Werner Enterprises Inc.	1,978	39,422
Yellow Roadway Corp. (1)	1,322	57,520

		4,465,487

TRUCKING & LEASING—0.01%
GATX Corp. (2)	1,161	29,582

		29,582

WATER—0.02%
Aqua America Inc. (2)	3,136	60,995

		60,995

TOTAL COMMON STOCKS (Cost: $352,079,896)		378,524,809

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.70%

MONEY MARKET FUNDS—1.43%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	3,368,145	3,368,145
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,820,716	1,820,716
BlackRock Temp Cash Money Market Fund (3)	83,557	83,557

Short-Term Investment Co.—Prime Money Market Portfolio (3)	142,406	142,406

		5,414,824

FLOATING RATE NOTES—1.38%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	99,312	99,297
1.31%, 10/12/04 (3) (4)	82,760	82,758
1.34%, 09/15/04 (3) (4)	165,520	165,518
1.42%, 03/15/05 (3) (4)	82,760	82,801
1.48%, 08/23/04 (3) (4)	82,760	82,764
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	124,140	124,136
1.38%, 11/22/04 (3)	41,380	41,381
1.40%, 10/29/04 (3)	165,520	165,519
CC USA Inc.
1.30%, 05/04/05 (3) (4)	165,520	165,495
1.61%, 07/29/05 (3) (4)	165,520	165,470
Depfa Bank PLC
1.27%, 06/15/05 (3)	165,520	165,520
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	137,381	137,340
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	132,416	132,406
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	105,933	105,926
1.58%, 04/22/05 (3)	165,520	165,520
K2 USA LLC
1.34%, 08/16/04 (3) (4)	41,380	41,380
1.41%, 09/27/04 (3) (4)	178,761	178,757
1.49%, 06/10/05 (3) (4)	165,520	165,503
1.61%, 07/25/05 (3) (4)	82,760	82,744
Links Finance LLC
1.33%, 04/15/05 (3)	165,520	165,496
1.68%, 04/25/05 (3)	165,520	165,598
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	165,520	165,520
1.63%, 12/09/04 (3)	137,381	136,579
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	157,244	157,244
Permanent Financing PLC
1.31%, 03/10/05 (3)	165,520	165,520
1.32%, 12/10/04 (3)	82,760	82,760
1.34%, 06/10/05 (3)	74,484	74,484
Sigma Finance Inc.
1.35%, 11/15/04 (3)	165,520	165,516
1.52%, 10/07/04 (3)	165,520	165,514
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	137,381	137,376
1.23%, 02/25/05 (3) (4)	92,691	92,681
1.32%, 04/07/05 (3) (4)	60,746	60,742
1.34%, 01/18/05 (3) (4)	72,829	72,825
1.42%, 07/25/05 (3) (4)	165,520	165,503
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	40,999	40,886
1.34%, 09/15/04 (3) (4)	82,760	82,758
1.38%, 07/15/05 (3) (4)	124,140	124,116
1.48%, 06/15/05 (3) (4)	82,760	82,743
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	74,484	74,478
1.33%, 04/15/05 (3) (4)	124,140	124,122
1.33%, 07/05/05 (3) (4)	82,760	82,743
1.34%, 11/15/04 (3) (4)	99,312	99,312
1.35%, 06/15/05 (3) (4)	67,863	67,863
1.40%, 08/26/04 (3) (4)	82,760	82,759
1.55%, 07/11/05 (3) (4)	41,380	41,376

		5,226,749

COMMERCIAL PAPER—1.04%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	82,760	82,730
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	124,140	124,090
1.33%, 08/16/04 (3)	165,520	165,434
1.35%, 08/20/04 (3)	49,656	49,622
1.37%, 08/24/04 (3)	57,932	57,883
Barton Capital Corp.
1.29%, 08/10/04 (3)	82,760	82,736
1.30%, 08/13/04 (3)	68,032	68,005
1.35%, 08/18/04 (3)	41,380	41,355
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	82,760	82,748
Corporate Asset Funding
1.42%, 09/03/04 (3)	49,656	49,593
CRC Funding LLC
1.42%, 09/03/04 (3)	82,760	82,655
Edison Asset Securitization
1.07%, 09/21/04 (3)	82,760	82,637
1.45%, 11/09/04 (3)	165,520	164,860
1.59%, 12/02/04 (3)	165,520	164,628
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	157,244	157,205
1.30%, 08/03/04 (3)	82,760	82,757
1.34%, 08/19/04 (3)	82,760	82,707
1.37%, 08/24/04 (3)	66,208	66,152
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	82,760	82,058
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	108,539	108,194
Grampian Funding LLC
1.26%, 10/22/04 (3)	165,520	165,052
1.44%, 10/27/04 (3)	165,520	164,950
1.59%, 11/30/04 (3)	82,760	82,321
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	82,760	82,730
1.37%, 08/20/04 (3)	110,734	110,658
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	82,760	82,707
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	76,450	76,442
1.36%, 08/23/04 (3)	82,760	82,694
Receivables Capital Corp.
1.30%, 08/12/04 (3)	57,932	57,911
1.34%, 08/16/04 (3)	9,898	9,893
1.35%, 08/18/04 (3)	74,484	74,439
1.35%, 08/19/04 (3)	28,138	28,120
Scaldis Capital LLC
1.34%, 08/16/04 (3)	165,520	165,433
1.37%, 08/20/04 (3)	24,828	24,811
1.40%, 08/25/04 (3)	206,900	206,714
Sydney Capital Corp.
1.25%, 10/22/04 (3)	55,085	54,931
1.31%, 08/12/04 (3)	66,208	66,184
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	87,351	87,320
1.34%, 08/16/04 (3)	46,345	46,321
1.36%, 08/20/04 (3)	124,140	124,056
1.37%, 08/19/04 (3)	46,235	46,205
1.37%, 08/20/04 (3)	21,518	21,503
Windmill Funding Corp.
1.29%, 08/06/04 (3)	206,864	206,864

		3,946,308

TIME DEPOSITS—0.91%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	165,520	165,520
1.33%, 02/10/05 (3)	82,760	82,753
1.39%, 02/02/05 (3)	82,760	82,754
1.39%, 04/08/05 (3)	115,864	115,852
1.40%, 10/25/04 (3)	165,520	165,514
Bank of New York
1.39%, 11/01/04 (3)	165,520	165,516
1.60%, 12/03/04 (3)	41,380	41,373
Bank of Nova Scotia
1.13%, 10/06/04 (3)	165,520	165,520
1.24%, 10/07/04 (3)	124,140	124,137

1.42%, 10/29/04 (3)	124,140	124,142
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	165,520	165,523
1.35%, 06/10/05 (3)	82,760	82,782
1.36%, 06/23/05 (3)	165,520	165,475
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	165,520	165,462
Nordea Bank PLC
2.11%, 06/07/05 (3)	165,520	165,492
Prudential Funding LLC
1.60%, 12/01/04 (3)	82,760	82,315
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	289,659	289,627
1.34%, 02/10/05 (3)	66,208	66,203
1.41%, 11/01/04 (3)	124,140	124,137
1.77%, 05/10/05 (3)	82,760	82,753
1.90%, 05/11/05 (3)	82,760	82,753
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	165,520	165,333
1.11%, 12/17/04 (3)	248,279	247,231
1.13%, 08/09/04 (3)	165,520	165,483
1.14%, 09/29/04 (3)	165,520	165,217

		3,448,867

REPURCHASE AGREEMENTS—0.55%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	430,351	430,351
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	827,598	827,598
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	827,598	827,598

		2,085,547

U.S. GOVERNMENT AGENCY NOTES—0.23%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	66,208	66,168
1.63%, 04/15/05 (3)	115,864	116,123
1.80%, 01/18/05 (3)	76,967	76,316
1.80%, 01/19/05 (3)	82,760	82,056
2.06%, 05/31/05 (3)	82,517	81,091
Federal National Mortgage Association
1.28%, 08/20/04 (3)	215,176	215,038
2.33%, 07/22/05 (3)	248,279	242,603

		879,395

MEDIUM-TERM NOTES—0.16%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	165,520	165,508
1.51%, 02/15/05 (3) (4)	107,588	107,678
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	41,380	41,380
1.48%, 01/18/05 (3) (4)	124,140	124,137
K2 USA LLC
1.46%, 01/12/05 (3) (4)	82,760	82,756
Sigma Finance Inc.
1.24%, 08/06/04 (3)	41,380	41,380
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	41,380	41,376

		604,215

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,605,905)		21,605,905

TOTAL INVESTMENTS IN SECURITIES —105.58% (Cost: $373,685,801) (7)		400,130,714
Other Assets, Less Liabilities —(5.58%)		(21,132,062)

NET ASSETS —100.00%		$378,998,652

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $381,523,104. Net unrealized appreciation aggregated $18,607,610, of which $45,759,558 represented gross unrealized appreciation on securities and $27,151,948 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.98%

BIOTECHNOLOGY—0.17%
Cambrex Corp. (1)	24,050	$530,302

		530,302

CHEMICALS—54.41%

Air Products & Chemicals Inc.	207,617	10,744,180
Airgas Inc. (1)	61,547	1,338,647
Albemarle Corp. (1)	32,120	989,296
Cabot Corp.	60,678	2,310,618
Cabot Microelectronics Corp. (1) (2)	24,155	857,261
Crompton Corp.	111,677	666,712
Cytec Industries Inc. (1)	34,924	1,627,458
Dow Chemical Co. (The)	912,722	36,408,481
Du Pont (E.I.) de Nemours and Co.	975,195	41,806,610
Eastman Chemical Co. (1)	75,467	3,371,866
Ecolab Inc.	180,274	5,498,357
Engelhard Corp.	121,120	3,560,928
Ferro Corp. (1)	40,747	811,273
FMC Corp. (1) (2)	33,497	1,472,193
Fuller (H.B.) Co. (1)	27,739	741,463
Georgia Gulf Corp. (1)	32,143	1,142,684
Great Lakes Chemical Corp. (1)	42,795	1,026,224
Hercules Inc. (2)	96,505	1,139,724
IMC Global Inc. (1)	102,219	1,395,289
International Flavors & Fragrances Inc.	78,625	2,872,957
Lubrizol Corp.	50,281	1,741,231
Lyondell Chemical Co. (1)	138,687	2,521,330
MacDermid Inc.	21,883	640,297
Millennium Chemicals Inc. (1) (2)	63,450	1,119,892
Minerals Technologies Inc. (1)	19,980	1,116,283
Olin Corp. (1)	67,658	1,169,130
OM Group Inc. (1) (2)	27,733	888,011
PPG Industries Inc.	167,273	9,860,743
Praxair Inc.	316,826	12,498,786
Rohm & Haas Co.	141,605	5,550,916
RPM International Inc.	112,997	1,700,605
Schulman (A.) Inc.	29,546	615,148
Sensient Technologies Corp. (1)	42,647	880,234
Sigma-Aldrich Corp.	57,829	3,321,698
Valspar Corp. (The)	46,346	2,270,954
Wellman Inc. (1)	31,011	218,317

		165,895,796

FOREST PRODUCTS & PAPER—18.65%
Boise Cascade Corp.	85,429	2,755,085
Bowater Inc. (1)	54,187	2,021,175
Caraustar Industries Inc. (1) (2)	27,859	388,633

Georgia-Pacific Corp.	219,325	7,369,320
International Paper Co.	473,317	20,461,494
Louisiana-Pacific Corp.	99,451	2,355,000
MeadWestvaco Corp.	196,474	5,866,714
Pope & Talbot Inc. (1)	14,670	287,825
Potlatch Corp. (1)	28,791	1,154,231
Wausau-Mosinee Paper Corp. (1)	47,186	733,270
Weyerhaeuser Co.	217,130	13,462,060

		56,854,807

HOUSEHOLD PRODUCTS & WARES—2.03%
Avery Dennison Corp.	95,204	5,766,506
WD-40 Co. (1)	15,711	414,456

		6,180,962

IRON & STEEL—5.09%
AK Steel Holding Corp. (2)	100,981	669,504
Allegheny Technologies Inc.	75,730	1,518,386
Carpenter Technology Corp.	19,998	859,914
Cleveland-Cliffs Inc. (1) (2)	10,378	680,174
Nucor Corp.	69,924	5,849,143
Ryerson Tull Inc. (1)	22,105	339,091
Steel Dynamics Inc. (1)	42,054	1,377,269
United States Steel Corp. (1)	110,573	4,217,254

		15,510,735

MANUFACTURING—0.12%
Tredegar Corp. (1)	22,034	363,120

		363,120

METAL FABRICATE & HARDWARE—0.46%
Worthington Industries Inc.	68,493	1,402,737

		1,402,737

MINING—19.05%
Alcoa Inc.	847,627	27,149,493
Coeur d’Alene Mines Corp. (1) (2)	208,637	721,884
Freeport-McMoRan Copper & Gold Inc.	144,334	5,030,040
Meridian Gold Inc. (1) (2)	96,607	1,281,009
Newmont Mining Corp.	392,214	15,872,901
Phelps Dodge Corp. (2)	91,151	7,104,309
RTI International Metals Inc. (1) (2)	20,664	309,753
Stillwater Mining Co. (1) (2)	42,909	624,326

		58,093,715

TOTAL COMMON STOCKS (Cost: $301,326,877)		304,832,174

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.24%

MONEY MARKET FUNDS—2.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	3,966,318	3,966,318
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	2,111,050	2,111,050

BlackRock Temp Cash Money Market Fund (3)	96,882	96,882
Short-Term Investment Co. - Prime Money Market Portfolio (3)	165,115	165,115

		6,339,365

FLOATING RATE NOTES—1.99%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	115,148	115,131
1.31%, 10/12/04 (3) (4)	95,957	95,955
1.34%, 09/15/04 (3) (4)	191,914	191,911
1.42%, 03/15/05 (3) (4)	95,957	96,004
1.48%, 08/23/04 (3) (4)	95,957	95,961
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	143,935	143,931
1.38%, 11/22/04 (3)	47,978	47,980
1.40%, 10/29/04 (3)	191,914	191,912
CC USA Inc.
1.30%, 05/04/05 (3) (4)	191,914	191,885
1.61%, 07/29/05 (3) (4)	191,914	191,857
Depfa Bank PLC
1.27%, 06/15/05 (3)	191,914	191,914
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	159,288	159,241
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	153,531	153,520
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	122,825	122,817
1.58%, 04/22/05 (3)	191,914	191,914
K2 USA LLC
1.34%, 08/16/04 (3) (4)	47,978	47,978
1.41%, 09/27/04 (3) (4)	207,267	207,262
1.49%, 06/10/05 (3) (4)	191,914	191,894
1.61%, 07/25/05 (3) (4)	95,957	95,938
Links Finance LLC
1.33%, 04/15/05 (3)	191,914	191,887
1.68%, 04/25/05 (3)	191,914	192,005
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	191,914	191,914
1.63%, 12/09/04 (3)	159,288	158,358
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	182,318	182,318
Permanent Financing PLC
1.31%, 03/10/05 (3)	191,914	191,914
1.32%, 12/10/04 (3)	95,957	95,957
1.34%, 06/10/05 (3)	86,361	86,361
Sigma Finance Inc.
1.35%, 11/15/04 (3)	191,914	191,909
1.52%, 10/07/04 (3)	191,914	191,907
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	159,288	159,282
1.23%, 02/25/05 (3) (4)	107,472	107,459
1.32%, 04/07/05 (3) (4)	70,432	70,428
1.34%, 01/18/05 (3) (4)	84,442	84,438
1.42%, 07/25/05 (3) (4)	191,914	191,895
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	47,537	47,406
1.34%, 09/15/04 (3) (4)	95,957	95,955
1.38%, 07/15/05 (3) (4)	143,935	143,908
1.48%, 06/15/05 (3) (4)	95,957	95,938

White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	86,361	86,354
1.33%, 04/15/05 (3) (4)	143,935	143,915
1.33%, 07/05/05 (3) (4)	95,957	95,937
1.34%, 11/15/04 (3) (4)	115,148	115,148
1.35%, 06/15/05 (3) (4)	78,685	78,685
1.40%, 08/26/04 (3) (4)	95,957	95,956
1.55%, 07/11/05 (3) (4)	47,978	47,973

		6,060,212

COMMERCIAL PAPER—1.50%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	95,957	95,922
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	143,935	143,878
1.33%, 08/16/04 (3)	191,914	191,814
1.35%, 08/20/04 (3)	57,574	57,535
1.37%, 08/24/04 (3)	67,170	67,114
Barton Capital Corp.
1.29%, 08/10/04 (3)	95,957	95,929
1.30%, 08/13/04 (3)	78,880	78,849
1.35%, 08/18/04 (3)	47,978	47,950
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	95,957	95,943
Corporate Asset Funding
1.42%, 09/03/04 (3)	57,574	57,501
CRC Funding LLC
1.42%, 09/03/04 (3)	95,957	95,836
Edison Asset Securitization
1.07%, 09/21/04 (3)	95,957	95,814
1.45%, 11/09/04 (3)	191,914	191,148
1.59%, 12/02/04 (3)	191,914	190,880
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	182,318	182,272
1.30%, 08/03/04 (3)	95,957	95,953
1.34%, 08/19/04 (3)	95,957	95,896
1.37%, 08/24/04 (3)	76,765	76,701
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	95,957	95,143
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	125,847	125,447
Grampian Funding LLC
1.26%, 10/22/04 (3)	191,914	191,372
1.44%, 10/27/04 (3)	191,914	191,253
1.59%, 11/30/04 (3)	95,957	95,448
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	95,957	95,922
1.37%, 08/20/04 (3)	128,392	128,304
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	95,957	95,896
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	88,641	88,632
1.36%, 08/23/04 (3)	95,957	95,881
Receivables Capital Corp.
1.30%, 08/12/04 (3)	67,170	67,146
1.34%, 08/16/04 (3)	11,476	11,470
1.35%, 08/18/04 (3)	86,361	86,310
1.35%, 08/19/04 (3)	32,625	32,605

Scaldis Capital LLC
1.34%, 08/16/04 (3)	191,914	191,814
1.37%, 08/20/04 (3)	28,787	28,767
1.40%, 08/25/04 (3)	239,892	239,677
Sydney Capital Corp.
1.25%, 10/22/04 (3)	63,869	63,689
1.31%, 08/12/04 (3)	76,765	76,738
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	101,281	101,244
1.34%, 08/16/04 (3)	53,736	53,708
1.36%, 08/20/04 (3)	143,935	143,837
1.37%, 08/19/04 (3)	53,607	53,573
1.37%, 08/20/04 (3)	24,949	24,932
Windmill Funding Corp.
1.29%, 08/06/04 (3)	239,892	239,858

		4,575,601

TIME DEPOSITS—1.31%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	191,914	191,914
1.33%, 02/10/05 (3)	95,957	95,949
1.39%, 02/02/05 (3)	95,957	95,946
1.39%, 04/08/05 (3)	134,340	134,326
1.40%, 10/25/04 (3)	191,914	191,907
Bank of New York
1.39%, 11/01/04 (3)	191,914	191,909
1.60%, 12/03/04 (3)	47,978	47,970
Bank of Nova Scotia
1.13%, 10/06/04 (3)	191,914	191,914
1.24%, 10/07/04 (3)	143,935	143,933
1.42%, 10/29/04 (3)	143,935	143,938
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	191,914	191,918
1.35%, 06/10/05 (3)	95,957	95,982
1.36%, 06/23/05 (3)	191,914	191,862
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	191,914	191,847
Nordea Bank PLC
2.11%, 06/07/05 (3)	191,914	191,881
Prudential Funding LLC
1.60%, 12/01/04 (3)	95,957	95,441
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	335,849	335,811
1.34%, 02/10/05 (3)	76,765	76,759
1.41%, 11/01/04 (3)	143,935	143,932
1.77%, 05/10/05 (3)	95,957	95,949
1.90%, 05/11/05 (3)	95,957	95,949
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	191,914	191,697
1.11%, 12/17/04 (3)	287,870	286,654
1.13%, 08/09/04 (3)	191,914	191,871
1.14%, 09/29/04 (3)	191,914	191,563

		3,998,822

REPURCHASE AGREEMENTS—0.79%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	498,975	498,975
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	959,568	959,568

Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	959,568	959,568

		2,418,111

U.S. GOVERNMENT AGENCY NOTES—0.34%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	76,765	76,719
1.63%, 04/15/05 (3)	134,340	134,640
1.80%, 01/18/05 (3)	89,240	88,486
1.80%, 01/19/05 (3)	95,957	95,141
2.06%, 05/31/05 (3)	95,675	94,021
Federal National Mortgage Association
1.28%, 08/20/04 (3)	249,488	249,328
2.33%, 07/22/05 (3)	287,870	281,289

		1,019,624

MEDIUM-TERM NOTES—0.23%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	191,914	191,900
1.51%, 02/15/05 (3) (4)	124,744	124,849
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	47,978	47,978
1.48%, 01/18/05 (3) (4)	143,935	143,932
K2 USA LLC
1.46%, 01/12/05 (3) (4)	95,957	95,953
Sigma Finance Inc.
1.24%, 08/06/04 (3)	47,978	47,978
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	47,978	47,974

		700,564

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,112,299)		25,112,299

TOTAL INVESTMENTS IN SECURITIES — 108.22% (Cost: $326,439,176) (7)		329,944,473
Other Assets, Less Liabilities — (8.22%)		(25,065,574)

NET ASSETS — 100.00%		$304,878,899

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $327,805,748. Net unrealized appreciation aggregated $2,138,725, of which $12,487,525 represented gross unrealized appreciation on securities and $10,348,800 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—100.02%

ADVERTISING—1.71%
ADVO Inc.	3,773	$116,925
Catalina Marketing Corp. (1) (2)	5,523	110,294
Donnelley (R.H.) Corp. (1)	3,809	172,852
Harte-Hanks Inc.	6,154	148,681
Interpublic Group of Companies Inc. (1)	51,319	656,370
Lamar Advertising Co. (1) (2)	10,191	409,780
Omnicom Group Inc.	23,079	1,662,150
ValueVision Media Inc. Class A (1) (2)	3,134	36,229

		3,313,281

AIRLINES—1.12%
AirTran Holdings Inc. (1) (2)	10,288	114,711
Alaska Air Group Inc. (1) (2)	2,980	62,073
AMR Corp. (1) (2)	19,680	165,902
Atlantic Coast Airlines Holdings Inc. (1) (2)	5,784	21,227
Continental Airlines Inc. Class B (1) (2)	8,022	72,118
Delta Air Lines Inc. (1) (2)	13,867	71,970
JetBlue Airways Corp. (1) (2)	10,593	252,219
Northwest Airlines Corp. (1) (2)	7,019	60,574
SkyWest Inc. (2)	7,089	100,168
Southwest Airlines Co.	86,923	1,257,776

		2,178,738

APPAREL—2.85%
Coach Inc. (1)	22,944	981,774
Jones Apparel Group Inc.	15,347	573,210
Kellwood Co.	3,283	131,812
Liz Claiborne Inc.	13,525	489,470
Nike Inc. Class B	22,714	1,651,535
Phillips-Van Heusen Corp. (2)	3,199	60,685
Polo Ralph Lauren Corp.	6,494	214,042
Quiksilver Inc. (1)	6,844	147,557
Reebok International Ltd.	5,780	196,867
Russell Corp.	3,594	63,578
Stride Rite Corp.	4,673	48,599
Timberland Co. Class A (1)	2,699	156,650
Tommy Hilfiger Corp. (1)	11,077	155,078
Unifi Inc. (1) (2)	6,051	17,306
VF Corp.	10,594	529,806
Wolverine World Wide Inc.	4,828	112,879

		5,530,848

AUTO MANUFACTURERS—2.88%
Ford Motor Co.	214,916	3,163,564
General Motors Corp. (2)	56,489	2,436,935

		5,600,499

AUTO PARTS & EQUIPMENT—2.13%
American Axle & Manufacturing Holdings Inc.	3,808	130,805
ArvinMeritor Inc.	8,509	169,074
BorgWarner Inc. (2)	6,818	321,741
Cooper Tire & Rubber Co.	8,981	210,604
Dana Corp.	18,107	349,284
Delphi Corp.	60,634	576,629
Goodyear Tire & Rubber Co. (The) (1) (2)	21,215	232,304
Johnson Controls Inc.	23,185	1,308,793
Lear Corp.	8,393	462,706
Modine Manufacturing Co. (2)	3,810	113,005
Superior Industries International Inc. (2)	2,450	80,090
Tower Automotive Inc. (1) (2)	5,888	18,547
Visteon Corp.	15,053	154,745

		4,128,327

COMMERCIAL SERVICES—0.79%
ARAMARK Corp. Class B	7,393	198,280
Interactive Data Corp. (1)	4,244	74,312
McKesson Corp.	33,566	1,079,818
Valassis Communications Inc. (1)	6,296	184,095

		1,536,505

COMPUTERS—0.08%
FactSet Research Systems Inc. (2)	2,554	110,205
Lexar Media Inc. (1) (2)	8,996	48,488

		158,693

DISTRIBUTION & WHOLESALE—0.67%
Fastenal Co. (2)	8,079	503,968
Genuine Parts Co.	21,291	803,309

		1,307,277

ELECTRONICS—0.17%
Gentex Corp. (2)	9,386	336,019

		336,019

ENTERTAINMENT—1.18%
Alliance Gaming Corp. (1)	5,594	79,603
GTECH Holdings Corp.	7,290	308,877
International Game Technology Inc.	42,573	1,376,811
International Speedway Corp. Class A	3,231	168,141
Metro-Goldwyn-Mayer Inc. (2)	9,390	113,901
Pinnacle Entertainment Inc. (1)	4,392	49,586
Scientific Games Corp. Class A (1)	7,826	139,381
Six Flags Inc. (1)	11,456	54,072

		2,290,372

HEALTH CARE-PRODUCTS—0.25%
Henry Schein Inc. (1)	5,413	363,212
Oakley Inc. (2)	3,356	36,245
PSS World Medical Inc. (1) (2)	8,086	79,162

		478,619

HOME BUILDERS—2.52%
Beazer Homes USA Inc. (2)	1,671	156,071
Centex Corp.	15,029	637,530
Champion Enterprises Inc. (1) (2)	8,391	81,644
D.R. Horton Inc.	25,014	691,137

Fleetwood Enterprises Inc. (1) (2)	4,940	66,394
Hovnanian Enterprises Inc. Class A (1)	4,217	130,854
KB Home	4,548	291,299
Lennar Corp. Class A (2)	15,036	641,736
Lennar Corp. Class B	1,326	52,629
M.D.C. Holdings Inc.	2,889	193,996
NVR Inc. (1)	656	305,696
Pulte Homes Inc.	12,786	698,499
Ryland Group Inc.	2,916	225,757
Standard-Pacific Corp.	3,802	176,451
Thor Industries Inc. (2)	4,769	149,317
Toll Brothers Inc. (1) (2)	5,843	232,201
Winnebago Industries Inc.	4,113	151,564

		4,882,775

HOME FURNISHINGS—1.23%
Ethan Allen Interiors Inc.	4,552	169,107
Furniture Brands International Inc. (2)	6,427	147,692
Harman International Industries Inc.	8,042	689,441
La-Z-Boy Inc. (2)	6,433	111,162
Leggett & Platt Inc.	23,488	635,350
Maytag Corp.	9,064	185,812
Whirlpool Corp.	7,240	452,066

		2,390,630

HOUSEHOLD PRODUCTS & WARES—0.15%
American Greetings Corp. Class A (1)	7,839	182,805
Fossil Inc. (1)	4,685	113,330

		296,135

INTERNET—0.79%
Amazon.com Inc. (1)	35,814	1,393,881
DoubleClick Inc. (1)	15,707	81,205
NetFlix Inc. (1) (2)	3,166	64,903

		1,539,989

LEISURE TIME—3.01%
Bally Total Fitness Holding Corp. (1) (2)	4,098	21,146
Brunswick Corp.	10,944	427,144
Callaway Golf Co. (2)	7,873	86,603
Carnival Corp.	47,106	2,195,611
Harley-Davidson Inc.	36,048	2,158,194
Multimedia Games Inc. (1)	3,237	61,276
Nautilus Group Inc. (The) (2)	3,651	67,617
Polaris Industries Inc. (2)	5,225	249,755
Royal Caribbean Cruises Ltd. (2)	12,121	518,173
WMS Industries Inc. (1) (2)	2,484	67,664

		5,853,183

LODGING—2.95%
Aztar Corp. (1)	4,297	104,288
Caesars Entertainment Inc. (1)	32,652	480,964
Harrah’s Entertainment Inc.	13,744	638,959
Hilton Hotels Corp.	46,843	835,211
La Quinta Corp. (1)	20,973	160,653
Mandalay Resort Group	7,341	495,518
Marriott International Inc. Class A	22,142	1,080,530
MGM Mirage (1)	7,398	326,622
Prime Hospitality Corp. (1)	5,181	47,562
Starwood Hotels & Resorts Worldwide Inc.	25,247	1,136,115

Station Casinos Inc.	4,180	180,576
Wynn Resorts Ltd. (1)	6,997	250,353

		5,737,351

MANUFACTURING—0.48%
Eastman Kodak Co. (2)	34,922	925,084

		925,084

MEDIA—26.14%
Belo (A.H.) Corp.	12,215	285,587
Cablevision Systems Corp. (1)	22,985	401,548
Charter Communications Inc. Class A (1) (2)	32,093	99,167
Clear Channel Communications Inc.	68,329	2,439,345
Comcast Corp. Class A (1)	153,570	4,207,818
Comcast Corp. Special Class A (1) (2)	108,015	2,894,802
Cox Communications Inc. Class A (1)	24,473	674,965
Cox Radio Inc. Class A (1) (2)	4,579	79,354
Cumulus Media Inc. Class A (1)	6,432	94,422
DIRECTV Group Inc. (The) (1)	78,259	1,268,578
Dow Jones & Co. Inc.	5,474	231,988
EchoStar Communications Corp. (1)	28,828	799,112
Emmis Communications Corp. (1)	6,308	124,394
Entercom Communications Corp. (1)	5,024	193,173
Fox Entertainment Group Inc. Class A (1)	21,380	577,901
Gannett Co. Inc.	33,274	2,766,400
Gemstar-TV Guide International Inc. (1)	27,435	127,298
Hearst-Argyle Television Inc.	3,295	74,566
Hollinger International Inc.	5,547	91,803
Insight Communications Co. Inc. (1) (2)	5,471	48,145
Knight Ridder Inc.	9,605	631,913
Lee Enterprises Inc. (2)	4,410	205,286
Liberty Media Corp. Class A	314,633	2,668,088
Liberty Media International Inc. Class A (1)	16,500	514,470
Liberty Media International Inc. Class A Rights (1) (2)	—	1
McClatchy Co. (The) Class A (2)	2,481	171,065
McGraw-Hill Companies Inc. (The)	23,245	1,744,770
Media General Inc. Class A	2,561	153,045
Meredith Corp.	4,989	263,818
New York Times Co. Class A	18,023	749,757
Radio One Inc. Class D (1) (2)	8,054	122,501
Readers Digest Association Inc. (The)	10,668	152,339
Scholastic Corp. (1)	4,141	113,919
Scripps (E.W.) Co. Class A	4,933	505,238
Sinclair Broadcast Group Inc. Class A	5,723	56,715
Sirius Satellite Radio Inc. (1) (2)	150,335	380,348
Time Warner Inc. (1)	535,692	8,919,272
Tribune Co.	26,523	1,125,901
UnitedGlobalCom Inc. Class A (1)	44,684	283,297
Univision Communications Inc. Class A (1)	28,919	837,783
Viacom Inc. Class A	4,676	159,218
Viacom Inc. Class B	182,687	6,136,456
Walt Disney Co. (The)	250,487	5,783,745
Washington Post Co. (The) Class B	745	646,586
Westwood One Inc. (1)	9,344	222,387
Wiley, John & Sons Inc. Class A	4,886	158,111
XM Satellite Radio Holdings Inc. Class A (1) (2)	21,469	566,567
Young Broadcasting Inc. Class A (1) (2)	2,096	22,406

		50,775,368

MINING—0.06%
Owens & Minor Inc. (2)	4,763	122,266

		122,266

OFFICE FURNISHINGS—0.30%
Herman Miller Inc.	8,713	233,508
HNI Corp.	5,752	232,668
Interface Inc. Class A (1)	5,699	47,416
Steelcase Inc. Class A (2)	5,675	74,059

		587,651

PHARMACEUTICALS—1.64%
AmerisourceBergen Corp.	13,678	739,433
Cardinal Health Inc.	52,572	2,339,454
Priority Healthcare Corp. Class B (1) (2)	4,473	100,195

		3,179,082

RETAIL—44.27%
Abercrombie & Fitch Co. Class A	11,503	424,231
Advance Auto Parts Inc. (1)	9,010	334,451
Aeropostale Inc. (1)	6,775	206,502
American Eagle Outfitters Inc. (1)	6,404	209,859
AnnTaylor Stores Corp. (1)	8,494	227,979
Applebee’s International Inc. (2)	10,050	267,732
AutoNation Inc. (1)	23,922	385,623
AutoZone Inc. (1)	7,969	615,207
Barnes & Noble Inc. (1)	6,806	233,990
Bed Bath & Beyond Inc. (1)	36,659	1,297,362
Best Buy Co. Inc.	32,257	1,553,497
Big Lots Inc. (1) (2)	14,236	174,249
BJ’s Wholesale Club Inc. (1) (2)	8,539	199,044
Bob Evans Farms Inc. (2)	4,378	116,542
Borders Group Inc.	9,396	214,887
Brinker International Inc. (1)	11,748	420,696
CarMax Inc. (1) (2)	12,794	266,115
Cato Corp. Class A	2,552	53,260
CBRL Group Inc.	5,990	198,988
CEC Entertainment Inc. (1)	4,503	163,684
Charming Shoppes Inc. (1)	14,302	104,977
Cheesecake Factory (The) (1)	5,940	248,114
Chico’s FAS Inc. (1) (2)	10,883	455,671
Children’s Place Retail Stores Inc. (The) (1)	1,764	36,162
Christopher & Banks Corp. (2)	4,599	75,286
Circuit City Stores Inc.	21,995	310,130
Claire’s Stores Inc.	10,198	235,064
Cost Plus Inc. (1)	2,629	87,966
Costco Wholesale Corp.	56,037	2,278,464
CVS Corp.	48,494	2,030,444
Darden Restaurants Inc.	17,946	382,788
Dillard’s Inc. Class A (2)	8,511	193,966
Dollar General Corp.	36,406	702,636
Dollar Tree Stores Inc. (1) (2)	13,816	371,789
Dress Barn Inc. (1)	2,508	42,009
Duane Reade Inc. (1)	3,125	51,469
Family Dollar Stores Inc.	19,707	549,037
Federated Department Stores Inc.	22,025	1,055,438
Foot Locker Inc.	17,649	397,103
Fred’s Inc. (2)	4,140	74,727
Gap Inc. (The)	80,102	1,818,315
Genesco Inc. (1) (2)	2,748	58,972
Guitar Center Inc. (1)	2,707	121,680

Hollywood Entertainment Corp. (1) (2)	7,039	90,873
Home Depot Inc.	273,748	9,230,783
Hot Topic Inc. (1) (2)	5,788	92,145
IHOP Corp. (2)	2,608	96,470
Jack in the Box Inc. (1)	4,446	141,827
Kenneth Cole Productions Inc. Class A	1,229	39,439
Kmart Holding Corp. (1) (2)	4,605	356,565
Kohl’s Corp. (1)	37,035	1,694,722
Krispy Kreme Doughnuts Inc. (1) (2)	6,928	109,047
Limited Brands Inc.	49,098	1,003,563
Linens ‘n Things Inc. (1)	5,486	146,037
Lone Star Steakhouse & Saloon Inc.	2,379	57,667
Longs Drug Stores Corp. (2)	3,569	74,949
Lowe’s Companies Inc.	86,714	4,224,706
May Department Stores Co. (The)	35,547	943,062
McDonald’s Corp.	153,840	4,230,600
Men’s Wearhouse Inc. (The) (1) (2)	3,996	105,854
Michaels Stores Inc.	8,336	450,394
Neiman-Marcus Group Inc. Class A (2)	3,621	197,526
99 Cents Only Stores (1) (2)	6,186	88,645
Nordstrom Inc.	12,712	558,057
Office Depot Inc. (1)	38,306	628,218
O’Reilly Automotive Inc. (1) (2)	6,724	272,255
Outback Steakhouse Inc. (2)	8,183	332,312
P.F. Chang’s China Bistro Inc. (1) (2)	2,925	129,958
Pacific Sunwear of California Inc. (1)	9,268	189,067
Panera Bread Co. Class A (1) (2)	3,554	131,107
Papa John’s International Inc. (1) (2)	1,604	48,713
Payless ShoeSource Inc. (1) (2)	8,402	108,722
Penney (J.C.) Co. Inc. (Holding Co.)	33,964	1,358,560
Pep Boys-Manny, Moe & Jack Inc. (2)	6,966	144,196
PETCO Animal Supplies Inc. (1)	5,031	150,276
PETsMART Inc.	17,575	545,001
Pier 1 Imports Inc.	10,668	191,277
RadioShack Corp.	19,620	548,379
Rite Aid Corp. (1)	54,008	265,179
Ross Stores Inc.	18,422	426,469
Ruby Tuesday Inc.	8,059	232,825
Ryan’s Restaurant Group Inc. (1)	5,240	75,928
Saks Inc. (2)	15,332	200,083
Sears, Roebuck and Co.	24,093	883,731
ShopKo Stores Inc. (1) (2)	3,640	56,602
Sonic Corp. (1) (2)	7,346	168,958
Sports Authority Inc. (The) (1)	2,794	71,247
Staples Inc.	60,711	1,753,334
Starbucks Corp. (1)	48,422	2,273,897
Stein Mart Inc. (1)	3,359	60,932
Talbots Inc. (The)	2,910	89,628
Target Corp.	101,079	4,407,044
Tiffany & Co.	17,889	639,532
TJX Companies Inc.	60,653	1,423,526
Toys R Us Inc. (1)	26,198	431,219
Tractor Supply Co. (1)	4,235	153,561
Triarc Companies Inc. Class B (2)	2,232	21,784
Tuesday Morning Corp. (1)	3,200	102,912
Urban Outfitters Inc. (1) (2)	7,091	210,886
Walgreen Co.	125,129	4,554,696
Wal-Mart Stores Inc.	323,455	17,146,350
Wendy’s International Inc.	13,239	473,559
Williams-Sonoma Inc. (1)	11,466	372,530

Yum! Brands Inc.	35,334	1,356,472
Zale Corp. (1)	6,431	174,537

		85,984,498

SOFTWARE—1.40%
Activision Inc. (1)	16,487	241,535
Avid Technology Inc. (1) (2)	3,898	182,193
Electronic Arts Inc. (1)	36,471	1,828,291
Pixar Inc. (1) (2)	3,053	208,337
Take-Two Interactive Software Inc. (1) (2)	5,470	171,320
THQ Inc. (1) (2)	4,744	90,373

		2,722,049

TELECOMMUNICATIONS—0.25%
NTL Inc. (1)	9,281	483,726

		483,726

TEXTILES—0.25%
Mohawk Industries Inc. (1)	6,557	482,202

		482,202

TOYS, GAMES & HOBBIES—0.75%
Hasbro Inc.	19,406	352,607
Jakks Pacific Inc. (1) (2)	2,996	60,130
Marvel Enterprises Inc. (1)	9,958	129,952
Mattel Inc.	51,552	903,191

		1,445,880

TOTAL COMMON STOCKS (Cost: $214,696,534)		194,267,047

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.58%

MONEY MARKET FUNDS—1.91%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,309,767	2,309,767
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,239,989	1,239,989
BlackRock Temp Cash Money Market Fund (3)	56,906	56,906
Short-Term Investment Co. - Prime Money Market Portfolio (3)	96,985	96,985

		3,703,647

FLOATING RATE NOTES—1.83%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	67,636	67,626
1.31%, 10/12/04 (3) (4)	56,363	56,362
1.34%, 09/15/04 (3) (4)	112,726	112,725
1.42%, 03/15/05 (3) (4)	56,363	56,391
1.48%, 08/23/04 (3) (4)	56,363	56,366
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	84,545	84,542
1.38%, 11/22/04 (3)	28,182	28,182
1.40%, 10/29/04 (3)	112,726	112,726

CC USA Inc.
1.30%, 05/04/05 (3) (4)	112,726	112,709
1.61%, 07/29/05 (3) (4)	112,726	112,693
Depfa Bank PLC
1.27%, 06/15/05 (3)	112,726	112,726
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	93,563	93,535
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	90,181	90,174
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	72,145	72,141
1.58%, 04/22/05 (3)	112,726	112,726
K2 USA LLC
1.34%, 08/16/04 (3) (4)	28,182	28,182
1.41%, 09/27/04 (3) (4)	121,744	121,742
1.49%, 06/10/05 (3) (4)	112,726	112,714
1.61%, 07/25/05 (3) (4)	56,363	56,352
Links Finance LLC
1.33%, 04/15/05 (3)	112,726	112,710
1.68%, 04/25/05 (3)	112,726	112,780
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	112,726	112,726
1.63%, 12/09/04 (3)	93,563	93,017
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	107,090	107,090
Permanent Financing PLC
1.31%, 03/10/05 (3)	112,726	112,726
1.32%, 12/10/04 (3)	56,363	56,363
1.34%, 06/10/05 (3)	50,727	50,727
Sigma Finance Inc.
1.35%, 11/15/04 (3)	112,726	112,724
1.52%, 10/07/04 (3)	112,726	112,722
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	93,563	93,559
1.23%, 02/25/05 (3) (4)	63,127	63,120
1.32%, 04/07/05 (3) (4)	41,371	41,368
1.34%, 01/18/05 (3) (4)	49,600	49,597
1.42%, 07/25/05 (3) (4)	112,726	112,715
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	27,922	27,845
1.34%, 09/15/04 (3) (4)	56,363	56,362
1.38%, 07/15/05 (3) (4)	84,545	84,528
1.48%, 06/15/05 (3) (4)	56,363	56,352
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	50,727	50,723
1.33%, 04/15/05 (3) (4)	84,545	84,533
1.33%, 07/05/05 (3) (4)	56,363	56,352
1.34%, 11/15/04 (3) (4)	67,636	67,636
1.35%, 06/15/05 (3) (4)	46,218	46,218
1.40%, 08/26/04 (3) (4)	56,363	56,363
1.55%, 07/11/05 (3) (4)	28,182	28,179

		3,559,649

COMMERCIAL PAPER—1.38%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	56,363	56,343
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	84,545	84,512
1.33%, 08/16/04 (3)	112,726	112,668

1.35%, 08/20/04 (3)	33,818	33,795
1.37%, 08/24/04 (3)	39,454	39,421
Barton Capital Corp.
1.29%, 08/10/04 (3)	56,363	56,347
1.30%, 08/13/04 (3)	46,333	46,314
1.35%, 08/18/04 (3)	28,182	28,165
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	56,363	56,355
Corporate Asset Funding
1.42%, 09/03/04 (3)	33,818	33,775
CRC Funding LLC
1.42%, 09/03/04 (3)	56,363	56,292
Edison Asset Securitization
1.07%, 09/21/04 (3)	56,363	56,279
1.45%, 11/09/04 (3)	112,726	112,277
1.59%, 12/02/04 (3)	112,726	112,119
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	107,090	107,063
1.30%, 08/03/04 (3)	56,363	56,361
1.34%, 08/19/04 (3)	56,363	56,327
1.37%, 08/24/04 (3)	45,090	45,053
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	56,363	55,885
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	73,920	73,685
Grampian Funding LLC
1.26%, 10/22/04 (3)	112,726	112,408
1.44%, 10/27/04 (3)	112,726	112,338
1.59%, 11/30/04 (3)	56,363	56,064
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	56,363	56,343
1.37%, 08/20/04 (3)	75,415	75,363
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	56,363	56,327
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	52,066	52,060
1.36%, 08/23/04 (3)	56,363	56,319
Receivables Capital Corp.
1.30%, 08/12/04 (3)	39,454	39,440
1.34%, 08/16/04 (3)	6,741	6,738
1.35%, 08/18/04 (3)	50,727	50,696
1.35%, 08/19/04 (3)	19,163	19,151
Scaldis Capital LLC
1.34%, 08/16/04 (3)	112,726	112,668
1.37%, 08/20/04 (3)	16,909	16,897
1.40%, 08/25/04 (3)	140,908	140,782
Sydney Capital Corp.
1.25%, 10/22/04 (3)	37,515	37,410
1.31%, 08/12/04 (3)	45,090	45,074
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	59,490	59,469
1.34%, 08/16/04 (3)	31,563	31,547
1.36%, 08/20/04 (3)	84,545	84,487
1.37%, 08/19/04 (3)	31,488	31,467
1.37%, 08/20/04 (3)	14,654	14,644
Windmill Funding Corp.
1.29%, 08/06/04 (3)	140,908	140,888

		2,687,616

TIME DEPOSITS—1.21%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	112,722	112,722
1.33%, 02/10/05 (3)	56,363	56,359
1.39%, 02/02/05 (3)	56,363	56,359
1.39%, 04/08/05 (3)	78,908	78,900
1.40%, 10/25/04 (3)	112,726	112,722
Bank of New York
1.39%, 11/01/04 (3)	112,726	112,723
1.60%, 12/03/04 (3)	28,182	28,177
Bank of Nova Scotia
1.13%, 10/06/04 (3)	112,726	112,726
1.24%, 10/07/04 (3)	84,545	84,543
1.42%, 10/29/04 (3)	84,545	84,546
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	112,726	112,729
1.35%, 06/10/05 (3)	56,363	56,378
1.36%, 06/23/05 (3)	112,726	112,696
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	112,726	112,687
Nordea Bank PLC
2.11%, 06/07/05 (3)	112,726	112,708
Prudential Funding LLC
1.60%, 12/01/04 (3)	56,363	56,060
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	197,271	197,249
1.34%, 02/10/05 (3)	45,090	45,087
1.41%, 11/01/04 (3)	84,545	84,543
1.77%, 05/10/05 (3)	56,363	56,359
1.90%, 05/11/05 (3)	56,363	56,359
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	112,726	112,599
1.11%, 12/17/04 (3)	169,089	168,376
1.13%, 08/09/04 (3)	112,726	112,701
1.14%, 09/29/04 (3)	112,726	112,520

		2,348,828

REPURCHASE AGREEMENTS—0.73%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	293,088	293,088
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	563,631	563,631
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	563,631	563,631

		1,420,350

U.S. GOVERNMENT AGENCY NOTES—0.31%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	45,090	45,063
1.63%, 04/15/05 (3)	78,908	79,085
1.80%, 01/18/05 (3)	52,418	51,975
1.80%, 01/19/05 (3)	56,363	55,884
2.06%, 05/31/05 (3)	56,197	55,226
Federal National Mortgage Association
1.28%, 08/20/04 (3)	146,544	146,450
2.33%, 07/22/05 (3)	169,089	165,224

		598,907

MEDIUM-TERM NOTES—0.21%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	112,726	112,718
1.51%, 02/15/05 (3) (4)	73,272	73,334
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	28,182	28,181
1.48%, 01/18/05 (3) (4)	84,545	84,543
K2 USA LLC
1.46%, 01/12/05 (3) (4)	56,363	56,361
Sigma Finance Inc.
1.24%, 08/06/04 (3)	28,182	28,182
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	28,182	28,179

		411,498

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,730,495)		14,730,495

TOTAL INVESTMENTS IN SECURITIES — 107.60% (Cost: $229,427,029) (7)		208,997,542
Other Assets, Less Liabilities — (7.60%)		(14,764,910)

NET ASSETS — 100.00%		$194,232,632

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $230,686,437. Net unrealized depreciation aggregated $21,688,895, of which $5,675,467 represented gross unrealized appreciation on securities and $27,364,362 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.91%

AGRICULTURE—11.78%
Altria Group Inc.	691,591	$32,919,732
Bunge Ltd. (1)	36,684	1,472,129
Loews Corp - Carolina Group	17,976	427,110
R.J. Reynolds Tobacco Holdings Inc. (1)	28,726	2,066,836
Universal Corp. (1)	8,455	407,785
UST Inc.	55,845	2,119,318

		39,412,910

BEVERAGES—24.58%
Anheuser-Busch Companies Inc.	271,219	14,076,266
Brown-Forman Corp. Class B	13,444	625,280
Coca-Cola Co. (The)	755,262	33,125,791
Coca-Cola Enterprises Inc.	83,556	1,704,542
Constellation Brands Inc. (1) (2)	31,982	1,211,478
Coors (Adolph) Co. Class B	8,925	613,683
Pepsi Bottling Group Inc.	53,759	1,497,188
PepsiAmericas Inc. (1)	25,487	478,391
PepsiCo Inc.	575,663	28,783,150
Robert Mondavi Corp. (The) Class A (1) (2)	3,572	123,913

		82,239,682

COMMERCIAL SERVICES—7.00%
Apollo Group Inc. Class A (2)	47,858	3,998,536
Block (H & R) Inc.	53,988	2,652,430
Career Education Corp. (2)	32,336	1,093,280
Cendant Corp.	343,997	7,870,651
Chemed Corp.	3,510	164,268
Corinthian Colleges Inc. (2)	30,414	569,350
DeVry Inc. (1) (2)	20,677	480,740
Education Management Corp. (2)	20,163	559,725
ITT Educational Services Inc. (1) (2)	15,372	489,598
Laureate Education Inc. (1) (2)	14,098	497,659
Pre-Paid Legal Services Inc. (1) (2)	5,158	119,408
Rent-A-Center Inc. (2)	27,048	793,588
Service Corp. International (2)	102,846	653,072
ServiceMaster Co. (The)	98,033	1,145,025
Sotheby’s Holdings Inc. Class A (2)	15,160	242,257
Stewart Enterprises Inc. Class A (2)	30,710	213,742
Strayer Education Inc.	4,700	457,874
United Rentals Inc. (1) (2)	22,022	436,917
University of Phoenix Online (2)	5,096	439,122
Weight Watchers International Inc. (1) (2)	14,072	545,149

		23,422,391

COSMETICS & PERSONAL CARE—25.93%
Alberto-Culver Co.	23,400	1,090,908

Avon Products Inc.	159,528	6,861,299
Colgate-Palmolive Co.	166,726	8,869,823
Estee Lauder Companies Inc. Class A	37,546	1,648,269
Gillette Co. (The)	307,615	11,990,833
Kimberly-Clark Corp.	169,071	10,832,379
Procter & Gamble Co.	871,668	45,457,486

		86,750,997

ELECTRICAL COMPONENTS & EQUIPMENT—0.31%
Energizer Holdings Inc. (1) (2)	27,677	1,054,494

		1,054,494

FOOD—20.26%
Albertson’s Inc. (1)	107,563	2,623,462
American Italian Pasta Co. Class A (1)	6,107	179,607
Archer-Daniels-Midland Co.	200,111	3,087,713
Campbell Soup Co.	85,817	2,196,057
Chiquita Brands International Inc. (1) (2)	13,692	267,542
ConAgra Foods Inc.	178,228	4,633,928
Corn Products International Inc. (1)	11,623	501,184
Dean Foods Co. (2)	52,931	1,957,388
Del Monte Foods Co. (2)	67,087	707,097
Dreyer’s Grand Ice Cream Holdings Inc. (1)	7,611	604,770
Flowers Foods Inc. (1)	14,816	386,698
General Mills Inc.	100,449	4,510,160
Hain Celestial Group Inc. (1) (2)	10,062	166,325
Heinz (H.J.) Co.	118,760	4,381,056
Hershey Foods Corp.	58,577	2,837,470
Hormel Foods Corp.	25,033	742,979
Interstate Bakeries Corp. (1)	15,202	149,436
Kellogg Co.	79,923	3,329,592
Kraft Foods Inc. (1)	89,523	2,734,928
Kroger Co. (2)	226,829	3,583,898
McCormick & Co. Inc. NVS	41,274	1,476,371
Performance Food Group Co. (1) (2)	15,573	385,899
Ralcorp Holdings Inc. (1) (2)	9,893	360,798
Safeway Inc. (2)	150,542	3,180,952
Sara Lee Corp.	266,562	5,853,702
Smithfield Foods Inc. (2)	29,367	832,261
Smucker (J.M.) Co. (The)	19,496	815,128
SUPERVALU Inc.	45,574	1,301,593
Sysco Corp.	215,654	7,429,280
Tootsie Roll Industries Inc.	7,525	220,483
Tyson Foods Inc. Class A	79,520	1,515,651
Whole Foods Market Inc. (1)	20,829	1,714,643
Wild Oats Markets Inc. (1) (2)	9,192	115,819
Winn-Dixie Stores Inc. (1)	28,377	179,343
Wrigley (William Jr.) Co.	46,482	2,807,513

		67,770,726

HAND & MACHINE TOOLS—1.08%
Black & Decker Corp.	26,670	1,864,500
Snap-On Inc.	17,719	568,957
Stanley Works (The)	27,557	1,168,417

		3,601,874

HOUSEHOLD PRODUCTS & WARES—2.51%
Blyth Inc. (1)	11,202	390,054
Church & Dwight Co. Inc. (1)	13,860	612,335

Clorox Co.	52,414	2,608,645
Fortune Brands Inc.	49,330	3,560,639
Scotts Co. (The) Class A (2)	7,412	452,132
Tupperware Corp. (1)	17,674	303,463
Yankee Candle Co. Inc. (The) (1) (2)	16,766	486,549

		8,413,817

HOUSEWARES—0.60%
Newell Rubbermaid Inc. (1)	92,604	2,000,246

		2,000,246

INTERNET—4.93%
eBay Inc. (2)	148,132	11,603,180
IAC/InterActiveCorp (1) (2)	170,046	4,642,256
Priceline.com Inc. (1) (2)	7,110	168,365
Stamps.com Inc.	6,431	67,397

		16,481,198

MANUFACTURING—0.23%
Lancaster Colony Corp. (1)	9,464	381,210
Matthews International Corp. Class A	10,860	372,281

		753,491

PHARMACEUTICALS—0.29%
NBTY Inc. (2)	20,448	444,948
VCA Antech Inc. (1) (2)	12,581	528,779

		973,727

RETAIL—0.41%
Casey’s General Store Inc. (1)	15,907	257,375
Nu Skin Enterprises Inc. Class A (1)	18,338	500,811
Regis Corp.	14,953	615,465

		1,373,651

TOTAL COMMON STOCKS (Cost: $338,376,101)		334,249,204

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.84%

MONEY MARKET FUNDS—1.48%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	3,124,153	3,124,153
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,640,121	1,640,121
BlackRock Temp Cash Money Market Fund (3)	75,269	75,269
Short-Term Investment Co. - Prime Money Market Portfolio (3)	128,281	128,281

		4,967,824

FLOATING RATE NOTES—1.41%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	89,461	89,448
1.31%, 10/12/04 (3) (4)	74,551	74,550
1.34%, 09/15/04 (3) (4)	149,102	149,100

1.42%, 03/15/05 (3) (4)	74,551	74,588
1.48%, 08/23/04 (3) (4)	74,551	74,555
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	111,826	111,823
1.38%, 11/22/04 (3)	37,275	37,276
1.40%, 10/29/04 (3)	149,102	149,101
CC USA Inc.
1.30%, 05/04/05 (3) (4)	149,102	149,079
1.61%, 07/29/05 (3) (4)	149,102	149,058
Depfa Bank PLC
1.27%, 06/15/05 (3)	149,102	149,102
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	123,755	123,718
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	119,282	119,273
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	95,425	95,419
1.58%, 04/22/05 (3)	149,102	149,102
K2 USA LLC
1.34%, 08/16/04 (3) (4)	37,275	37,275
1.41%, 09/27/04 (3) (4)	161,030	161,026
1.49%, 06/10/05 (3) (4)	149,102	149,086
1.61%, 07/25/05 (3) (4)	74,551	74,536
Links Finance LLC
1.33%, 04/15/05 (3)	149,102	149,081
1.68%, 04/25/05 (3)	149,102	149,173
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	149,102	149,102
1.63%, 12/09/04 (3)	123,755	123,032
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	141,647	141,647
Permanent Financing PLC
1.31%, 03/10/05 (3)	149,102	149,102
1.32%, 12/10/04 (3)	74,551	74,551
1.34%, 06/10/05 (3)	67,096	67,096
Sigma Finance Inc.
1.35%, 11/15/04 (3)	149,102	149,099
1.52%, 10/07/04 (3)	149,102	149,097
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	123,755	123,750
1.23%, 02/25/05 (3) (4)	83,497	83,488
1.32%, 04/07/05 (3) (4)	54,720	54,717
1.34%, 01/18/05 (3) (4)	65,605	65,602
1.42%, 07/25/05 (3) (4)	149,102	149,087
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	36,933	36,830
1.34%, 09/15/04 (3) (4)	74,551	74,549
1.38%, 07/15/05 (3) (4)	111,826	111,805
1.48%, 06/15/05 (3) (4)	74,551	74,536
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	67,096	67,090
1.33%, 04/15/05 (3) (4)	111,826	111,811
1.33%, 07/05/05 (3) (4)	74,551	74,536
1.34%, 11/15/04 (3) (4)	89,461	89,461
1.35%, 06/15/05 (3) (4)	61,132	61,132
1.40%, 08/26/04 (3) (4)	74,551	74,550
1.55%, 07/11/05 (3) (4)	37,275	37,272

		4,708,311

COMMERCIAL PAPER—1.06%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	74,551	74,524
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	111,826	111,782
1.33%, 08/16/04 (3)	149,102	149,025
1.35%, 08/20/04 (3)	44,731	44,700
1.37%, 08/24/04 (3)	52,186	52,142
Barton Capital Corp.
1.29%, 08/10/04 (3)	74,551	74,530
1.30%, 08/13/04 (3)	61,284	61,260
1.35%, 08/18/04 (3)	37,275	37,254
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	74,551	74,540
Corporate Asset Funding
1.42%, 09/03/04 (3)	44,731	44,674
CRC Funding LLC
1.42%, 09/03/04 (3)	74,551	74,457
Edison Asset Securitization
1.07%, 09/21/04 (3)	74,551	74,440
1.45%, 11/09/04 (3)	149,102	148,507
1.59%, 12/02/04 (3)	149,102	148,298
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	141,647	141,611
1.30%, 08/03/04 (3)	74,551	74,548
1.34%, 08/19/04 (3)	74,551	74,504
1.37%, 08/24/04 (3)	59,641	59,591
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	74,551	73,919
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	97,774	97,462
Grampian Funding LLC
1.26%, 10/22/04 (3)	149,102	148,681
1.44%, 10/27/04 (3)	149,102	148,589
1.59%, 11/30/04 (3)	74,551	74,156
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	74,551	74,524
1.37%, 08/20/04 (3)	99,751	99,682
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	74,551	74,503
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	68,867	68,860
1.36%, 08/23/04 (3)	74,551	74,492
Receivables Capital Corp.
1.30%, 08/12/04 (3)	52,186	52,167
1.34%, 08/16/04 (3)	8,916	8,912
1.35%, 08/18/04 (3)	67,096	67,056
1.35%, 08/19/04 (3)	25,347	25,331
Scaldis Capital LLC
1.34%, 08/16/04 (3)	149,102	149,024
1.37%, 08/20/04 (3)	22,365	22,350
1.40%, 08/25/04 (3)	186,377	186,211
Sydney Capital Corp.
1.25%, 10/22/04 (3)	49,621	49,482
1.31%, 08/12/04 (3)	59,641	59,619
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	78,687	78,659
1.34%, 08/16/04 (3)	41,749	41,727
1.36%, 08/20/04 (3)	111,826	111,750
1.37%, 08/19/04 (3)	41,649	41,622

1.37%, 08/20/04 (3)	19,383	19,370
Windmill Funding Corp.
1.29%, 08/06/04 (3)	186,377	186,351

		3,554,886

TIME DEPOSITS—0.93%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	149,102	149,102
1.33%, 02/10/05 (3)	74,551	74,545
1.39%, 02/02/05 (3)	74,551	74,546
1.39%, 04/08/05 (3)	104,371	104,361
1.40%, 10/25/04 (3)	149,102	149,090
Bank of New York
1.39%, 11/01/04 (3)	149,102	149,098
1.60%, 12/03/04 (3)	37,275	37,270
Bank of Nova Scotia
1.13%, 10/06/04 (3)	149,102	149,102
1.24%, 10/07/04 (3)	111,826	111,824
1.42%, 10/29/04 (3)	111,826	111,828
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	149,102	149,105
1.35%, 06/10/05 (3)	74,551	74,571
1.36%, 06/23/05 (3)	149,102	149,062
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	149,102	149,050
Nordea Bank PLC
2.11%, 06/07/05 (3)	149,102	149,077
Prudential Funding LLC
1.60%, 12/01/04 (3)	74,551	74,150
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	260,928	260,900
1.34%, 02/10/05 (3)	59,641	59,636
1.41%, 11/01/04 (3)	111,826	111,824
1.77%, 05/10/05 (3)	74,551	74,545
1.90%, 05/11/05 (3)	74,551	74,545
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	149,102	148,933
1.11%, 12/17/04 (3)	223,653	222,708
1.13%, 08/09/04 (3)	149,102	149,069
1.14%, 09/29/04 (3)	149,102	148,829

		3,106,770

REPURCHASE AGREEMENTS—0.56%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	387,665	387,665
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	745,509	745,509
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	745,509	745,509

		1,878,683

U.S. GOVERNMENT AGENCY NOTES—0.24%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	59,641	59,605
1.63%, 04/15/05 (3)	104,371	104,605
1.80%, 01/18/05 (3)	69,332	68,747
1.80%, 01/19/05 (3)	74,551	73,917

2.06%, 05/31/05 (3)	74,332	73,047
Federal National Mortgage Association
1.28%, 08/20/04 (3)	193,832	193,708
2.33%, 07/22/05 (3)	223,653	218,540

		792,169

MEDIUM-TERM NOTES—0.16%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	149,102	149,091
1.51%, 02/15/05 (3) (4)	96,916	96,998
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	37,275	37,275
1.48%, 01/18/05 (3) (4)	111,826	111,824
K2 USA LLC
1.46%, 01/12/05 (3) (4)	74,551	74,548
Sigma Finance Inc.
1.24%, 08/06/04 (3)	37,275	37,275
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	37,275	37,272

		544,283

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,552,926)		19,552,926

TOTAL INVESTMENTS IN SECURITIES — 105.75% (Cost: $357,929,027) (7)		353,802,130
Other Assets, Less Liabilities — (5.75%)		(19,250,317)

NET ASSETS — 100.00%		$334,551,813

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $358,880,213. Net unrealized depreciation aggregated $5,078,083, of which $12,502,701 represented gross unrealized appreciation on securities and $17,580,784 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.96%

COAL—0.52%
Arch Coal Inc.	14,280	$482,236
Massey Energy Co. (1)	55,347	1,530,345
Peabody Energy Corp.	2,276	127,866

		2,140,447

OIL & GAS—84.29%
Amerada Hess Corp.	63,637	5,304,144
Anadarko Petroleum Corp.	165,136	9,873,481
Apache Corp.	214,524	9,981,802
Burlington Resources Inc.	331,060	12,636,560
Cabot Oil & Gas Corp. (1)	23,583	1,036,945
Chesapeake Energy Corp. (1)	31,897	489,619
ChevronTexaco Corp.	923,107	88,295,185
Cimarex Energy Co. (1) (2)	19,583	637,035
ConocoPhillips	261,875	20,627,894
Devon Energy Corp.	142,133	9,876,822
Diamond Offshore Drilling Inc. (1)	52,065	1,272,469
ENSCO International Inc. (1)	60,328	1,816,476
EOG Resources Inc.	90,208	5,732,718
Evergreen Resources Inc. (2)	25,872	1,058,682
Exxon Mobil Corp.	2,140,024	99,083,111
Forest Oil Corp. (1) (2)	12,143	343,525
GlobalSantaFe Corp.	87,645	2,401,473
Helmerich & Payne Inc. (1)	36,773	931,092
Kerr-McGee Corp.	91,679	4,813,147
Marathon Oil Corp.	196,903	7,417,336
Murphy Oil Corp. (1)	121,802	9,420,167
Nabors Industries Ltd. (1) (2)	92,358	4,294,647
Newfield Exploration Co. (1) (2)	32,470	1,918,003
Noble Corp. (1) (2)	72,082	2,791,015
Noble Energy Inc.	44,497	2,461,129
Occidental Petroleum Corp.	365,624	18,014,294
Patterson-UTI Energy Inc.	3,740	68,180
Pioneer Natural Resources Co. (1)	66,079	2,382,148
Rowan Companies Inc. (2)	3,734	91,184
Stone Energy Corp. (1) (2)	14,740	666,838
Sunoco Inc.	38,468	2,622,364
Transocean Inc. (2)	183,758	5,218,727
Unocal Corp.	220,616	8,551,076
Valero Energy Corp.	44,612	3,342,331
Vintage Petroleum Inc.	25,475	435,622
XTO Energy Inc.	78,663	2,352,024

		348,259,265

OIL & GAS SERVICES—12.81%
Baker Hughes Inc.	260,263	10,488,599
BJ Services Co. (2)	90,247	4,481,666
Cooper Cameron Corp. (1) (2)	24,293	1,241,129
Grant Prideco Inc. (2)	48,018	907,060
Halliburton Co.	233,650	7,418,388
Hanover Compressor Co. (1) (2)	32,755	384,544
Key Energy Services Inc. (1) (2)	49,617	500,139
Lone Star Technologies Inc. (1) (2)	14,741	491,170
National-Oilwell Inc. (1) (2)	34,195	1,143,823
Schlumberger Ltd.	286,760	18,444,403
Seacor Holdings Inc. (1) (2)	4,433	187,516
Smith International Inc. (1) (2)	50,621	2,950,192
Tidewater Inc. (1)	22,752	690,523
Varco International Inc. (2)	25,154	607,972
Veritas DGC Inc. (1) (2)	13,456	331,421
Weatherford International Ltd. (2)	56,624	2,648,871

		52,917,416

PIPELINES—2.34%
El Paso Corp. (1)	94,929	748,990
Kinder Morgan Inc.	78,918	4,735,869
Williams Companies Inc. (1)	344,746	4,188,664

		9,673,523

TOTAL COMMON STOCKS (Cost: $349,220,234)		412,990,651

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.49%

MONEY MARKET FUNDS—1.42%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	3,721,016	3,721,016
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,892,486	1,892,486
BlackRock Temp Cash Money Market Fund (3)	86,851	86,851
Short-Term Investment Co. - Prime Money Market Portfolio (3)	148,020	148,020

		5,848,373

FLOATING RATE NOTES—1.32%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	103,227	103,211
1.31%, 10/12/04 (3) (4)	86,022	86,020
1.34%, 09/15/04 (3) (4)	172,044	172,042
1.42%, 03/15/05 (3) (4)	86,022	86,065
1.48%, 08/23/04 (3) (4)	86,022	86,027
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	129,033	129,030
1.38%, 11/22/04 (3)	43,011	43,012
1.40%, 10/29/04 (3)	172,044	172,043
CC USA Inc.
1.30%, 05/04/05 (3) (4)	172,044	172,018
1.61%, 07/29/05 (3) (4)	172,044	171,993

Depfa Bank PLC
1.27%, 06/15/05 (3)	172,044	172,044
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	142,797	142,754
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	137,635	137,625
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	110,108	110,101
1.58%, 04/22/05 (3)	172,044	172,044
K2 USA LLC
1.34%, 08/16/04 (3) (4)	43,011	43,011
1.41%, 09/27/04 (3) (4)	185,808	185,803
1.49%, 06/10/05 (3) (4)	172,044	172,026
1.61%, 07/25/05 (3) (4)	86,022	86,005
Links Finance LLC
1.33%, 04/15/05 (3)	172,044	172,020
1.68%, 04/25/05 (3)	172,044	172,126
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	172,044	172,044
1.63%, 12/09/04 (3)	142,797	141,963
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	163,442	163,442
Permanent Financing PLC
1.31%, 03/10/05 (3)	172,044	172,044
1.32%, 12/10/04 (3)	86,022	86,022
1.34%, 06/10/05 (3)	77,420	77,420
Sigma Finance Inc.
1.35%, 11/15/04 (3)	172,044	172,040
1.52%, 10/07/04 (3)	172,044	172,038
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	142,797	142,791
1.23%, 02/25/05 (3) (4)	96,345	96,334
1.32%, 04/07/05 (3) (4)	63,140	63,136
1.34%, 01/18/05 (3) (4)	75,699	75,696
1.42%, 07/25/05 (3) (4)	172,044	172,027
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	42,615	42,498
1.34%, 09/15/04 (3) (4)	86,022	86,020
1.38%, 07/15/05 (3) (4)	129,033	129,008
1.48%, 06/15/05 (3) (4)	86,022	86,005
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	77,420	77,414
1.33%, 04/15/05 (3) (4)	129,033	129,015
1.33%, 07/05/05 (3) (4)	86,022	86,005
1.34%, 11/15/04 (3) (4)	103,227	103,227
1.35%, 06/15/05 (3) (4)	70,538	70,539
1.40%, 08/26/04 (3) (4)	86,022	86,021
1.55%, 07/11/05 (3) (4)	43,011	43,006

		5,432,775

COMMERCIAL PAPER—0.99%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	86,022	85,991
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	129,033	128,982
1.33%, 08/16/04 (3)	172,044	171,955
1.35%, 08/20/04 (3)	51,613	51,578
1.37%, 08/24/04 (3)	60,215	60,165

Barton Capital Corp.
1.29%, 08/10/04 (3)	86,022	85,997
1.30%, 08/13/04 (3)	70,714	70,686
1.35%, 08/18/04 (3)	43,011	42,985
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	86,022	86,010
Corporate Asset Funding
1.42%, 09/03/04 (3)	51,613	51,549
CRC Funding LLC
1.42%, 09/03/04 (3)	86,022	85,914
Edison Asset Securitization
1.07%, 09/21/04 (3)	86,022	85,894
1.45%, 11/09/04 (3)	172,044	171,358
1.59%, 12/02/04 (3)	172,044	171,117
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	163,442	163,401
1.30%, 08/03/04 (3)	86,022	86,019
1.34%, 08/19/04 (3)	86,022	85,968
1.37%, 08/24/04 (3)	68,818	68,760
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	86,022	85,293
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	112,818	112,459
Grampian Funding LLC
1.26%, 10/22/04 (3)	172,044	171,558
1.44%, 10/27/04 (3)	172,044	171,452
1.59%, 11/30/04 (3)	86,022	85,566
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	86,022	85,991
1.37%, 08/20/04 (3)	115,099	115,020
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	86,022	85,967
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	79,464	79,455
1.36%, 08/23/04 (3)	86,022	85,954
Receivables Capital Corp.
1.30%, 08/12/04 (3)	60,215	60,194
1.34%, 08/16/04 (3)	10,288	10,283
1.35%, 08/18/04 (3)	77,420	77,374
1.35%, 08/19/04 (3)	29,248	29,229
Scaldis Capital LLC
1.34%, 08/16/04 (3)	172,044	171,955
1.37%, 08/20/04 (3)	25,807	25,789
1.40%, 08/25/04 (3)	215,055	214,863
Sydney Capital Corp.
1.25%, 10/22/04 (3)	57,256	57,095
1.31%, 08/12/04 (3)	68,818	68,793
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	90,795	90,762
1.34%, 08/16/04 (3)	48,172	48,147
1.36%, 08/20/04 (3)	129,033	128,945
1.37%, 08/19/04 (3)	48,057	48,027
1.37%, 08/20/04 (3)	22,366	22,350
Windmill Funding Corp.
1.29%, 08/06/04 (3)	215,055	215,024

		4,101,874

TIME DEPOSITS—0.87%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	172,044	172,044
1.33%, 02/10/05 (3)	86,022	86,015
1.39%, 02/02/05 (3)	86,022	86,016
1.39%, 04/08/05 (3)	120,431	120,419
1.40%, 10/25/04 (3)	172,044	172,034
Bank of New York
1.39%, 11/01/04 (3)	172,044	172,040
1.60%, 12/03/04 (3)	43,011	43,004
Bank of Nova Scotia
1.13%, 10/06/04 (3)	172,044	172,044
1.24%, 10/07/04 (3)	129,033	129,031
1.42%, 10/29/04 (3)	129,033	129,035
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	172,044	172,048
1.35%, 06/10/05 (3)	86,022	86,045
1.36%, 06/23/05 (3)	172,044	171,998
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	172,044	171,985
Nordea Bank PLC
2.11%, 06/07/05 (3)	172,044	172,015
Prudential Funding LLC
1.60%, 12/01/04 (3)	86,022	85,559
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	301,077	301,044
1.34%, 02/10/05 (3)	68,818	68,812
1.41%, 11/01/04 (3)	129,033	129,030
1.77%, 05/10/05 (3)	86,022	86,015
1.90%, 05/11/05 (3)	86,022	86,015
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	172,044	171,850
1.11%, 12/17/04 (3)	258,066	256,976
1.13%, 08/09/04 (3)	172,044	172,006
1.14%, 09/29/04 (3)	172,044	171,730

		3,584,810

REPURCHASE AGREEMENTS—0.52%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	447,315	447,315
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	860,221	860,221
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	860,221	860,221

		2,167,757

U.S. GOVERNMENT AGENCY NOTES—0.22%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	68,818	68,776
1.63%, 04/15/05 (3)	120,431	120,701
1.80%, 01/18/05 (3)	80,001	79,325
1.80%, 01/19/05 (3)	86,022	85,291
2.06%, 05/31/05 (3)	85,769	84,287
Federal National Mortgage Association
1.28%, 08/20/04 (3)	223,657	223,514
2.33%, 07/22/05 (3)	258,066	252,166

		914,060

MEDIUM-TERM NOTES—0.15%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	172,044	172,033
1.51%, 02/15/05 (3) (4)	111,829	111,923
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	43,011	43,011
1.48%, 01/18/05 (3) (4)	129,033	129,030
K2 USA LLC
1.46%, 01/12/05 (3) (4)	86,022	86,018
Sigma Finance Inc.
1.24%, 08/06/04 (3)	43,011	43,011
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	43,011	43,007

		628,033

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,677,682)		22,677,682

TOTAL INVESTMENTS IN SECURITIES — 105.45% (Cost: $371,897,916) (7)		435,668,333
Other Assets, Less Liabilities — (5.45%)		(22,514,292)

NET ASSETS — 100.00%		$413,154,041

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $373,527,103. Net unrealized appreciation aggregated $62,141,230, of which $65,109,218 represented gross unrealized appreciation on securities and $2,967,988 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.79%

BANKS—31.09%
AMCORE Financial Inc.	2,270	$64,127
AmSouth Bancorp (1)	33,470	821,019
Associated Bancorp (1)	9,696	291,947
BancorpSouth Inc. (1)	6,936	146,488
Bank of America Corp.	193,412	16,441,954
Bank of Hawaii Corp.	5,024	225,728
Bank of New York Co. Inc. (The)	73,801	2,120,303
Banknorth Group Inc.	16,293	519,910
BB&T Corp.	52,625	2,038,166
Cathay General Bancorp	2,263	151,644
Charter One Financial Inc.	21,274	944,778
Chittenden Corp. (1)	3,501	118,929
Citizens Banking Corp. (1)	3,484	109,398
City National Corp. (1)	3,945	254,452
Colonial BancGroup Inc. (The)	12,085	233,120
Comerica Inc.	15,194	888,393
Commerce Bancorp Inc. (1)	7,350	369,999
Commerce Bancshares Inc.	6,025	280,825
Community First Bankshares Inc.	3,444	110,897
Compass Bancshares Inc.	11,553	509,372
Cullen/Frost Bankers Inc. (1)	4,838	208,131
East West Bancorp Inc.	4,864	164,014
Fifth Third Bancorp	45,083	2,225,297
First Bancorp (1)	3,595	152,608
First Horizon National Corp.	11,703	507,325
First Midwest Bancorp Inc. (1)	4,448	150,209
First National Bankshares of Florida (1)	4,533	80,642
FirstMerit Corp. (1)	6,842	177,481
FNB Corp. (1)	4,403	88,632
Fremont General Corp. (1)	6,481	121,713
Fulton Financial Corp. (1)	12,053	247,207
Greater Bay Bancorp (1)	4,808	126,691
Hibernia Corp. Class A	14,685	371,530
Hudson United Bancorp	4,242	145,288
Huntington Bancshares Inc.	20,564	502,995
Investors Financial Services Corp. (1)	6,334	289,337
KeyCorp (1)	38,899	1,173,972
M&T Bank Corp.	8,713	812,313
Marshall & Ilsley Corp.	19,509	749,341
Mellon Financial Corp.	40,244	1,105,905
Mercantile Bankshares Corp. (1)	7,477	339,531
National City Corp.	57,333	2,092,670
National Commerce Financial Corp.	19,371	629,558
North Fork Bancorp Inc. (1)	16,296	636,359
Northern Trust Corp.	19,625	787,551
Old National Bancorp (1)	6,319	150,392
Pacific Capital Bancorp (1)	4,119	114,179
Park National Corp. (1)	1,062	125,019
PNC Financial Services Group	26,745	1,353,297
Popular Inc.	23,147	526,363
Provident Bankshares Corp. (1)	3,226	96,425

Regions Financial Corp.	43,823	1,301,105
Republic Bancorp Inc. (1)	6,111	89,526
Silicon Valley Bancshares (1) (2)	3,386	123,961
Sky Financial Group Inc.	9,950	232,333
South Financial Group Inc. (The) (1)	6,538	177,114
SouthTrust Corp.	31,547	1,223,708
Southwest Bancorp of Texas Inc. (1)	6,156	125,275
State Street Corp.	31,861	1,363,969
Sterling Bancshares Inc. (1)	4,281	55,824
SunTrust Banks Inc.	25,479	1,680,340
Susquehanna Bancshares Inc. (1)	4,451	103,575
Synovus Financial Corp.	24,043	612,375
TCF Financial Corp.	6,306	380,882
Texas Regional Bancshares Inc. Class A	2,831	125,951
TrustCo Bank Corp. NY (1)	7,027	88,821
Trustmark Corp. (1)	4,807	138,201
U.S. Bancorp	179,682	5,085,001
UCBH Holdings Inc. (1)	4,280	167,305
UnionBanCal Corp.	4,691	272,313
United Bancshares Inc.	3,864	121,793
Valley National Bancorp (1)	9,422	234,419
W Holding Co. Inc.	7,632	125,928
Wachovia Corp.	124,647	5,523,109
Wells Fargo & Co.	160,020	9,186,748
Westamerica Bancorp (1)	2,980	151,175
Whitney Holding Corp.	3,833	156,616
Wilmington Trust Corp. (1)	6,355	221,790
Zions Bancorporation	8,493	513,827

		72,476,408

COMMERCIAL SERVICES—0.14%
Alliance Data Systems Corp. (2)	4,205	166,981
MoneyGram International Inc. (2)	8,391	156,912

		323,893

COMPUTERS—0.07%
BISYS Group Inc. (The) (1) (2)	11,460	156,429

		156,429

DIVERSIFIED FINANCIAL SERVICES—34.42%
Affiliated Managers Group Inc. (1) (2)	2,809	128,961
American Express Co.	107,372	5,395,443
AmeriCredit Corp. (1) (2)	14,883	284,265
Ameritrade Holding Corp. (2)	26,642	295,460
Bear Stearns Companies Inc. (The)	9,977	832,281
Capital One Financial Corp.	22,787	1,579,595
CapitalSource Inc. (1) (2)	6,218	134,433
Chicago Mercantile Exchange Holdings Inc. (1)	2,583	324,167
CIT Group Inc.	20,049	696,903
Citigroup Inc.	490,610	21,630,995
Countrywide Financial Corp.	26,505	1,911,010
Doral Financial Corp.	8,795	345,204
E*TRADE Financial Corp. (2)	34,603	383,055
Eaton Vance Corp. (1)	5,647	214,247
Edwards (A.G.) Inc.	7,623	247,748
Federal Home Loan Mortgage Corp.	65,263	4,197,064
Federal National Mortgage Association	82,848	5,878,894
Federated Investors Inc. Class B	9,029	253,805
Franklin Resources Inc.	13,341	643,703
Friedman, Billings, Ramsey Group Inc. Class A	13,392	220,298
Goldman Sachs Group Inc. (The)	39,130	3,450,875
IndyMac Bancorp Inc. (1)	5,404	179,521
Investment Technology Group Inc. (1) (2)	3,993	52,468
Janus Capital Group Inc.	22,661	300,485

Jefferies Group Inc.	4,793	150,213
JP Morgan Chase & Co.	338,020	12,618,287
Knight Trading Group Inc. (1) (2)	10,460	89,015
LaBranche & Co. Inc. (1) (2)	2,816	23,063
Legg Mason Inc. (1)	6,325	496,766
Lehman Brothers Holdings Inc.	26,270	1,841,527
MBNA Corp.	107,189	2,646,496
Merrill Lynch & Co. Inc.	83,491	4,151,173
Morgan Stanley	95,031	4,687,879
New Century Financial Corp. (1)	3,178	149,525
Piper Jaffray Companies Inc. (1) (2)	1,855	75,591
Providian Financial Corp. (2)	27,585	381,776
Raymond James Financial Inc.	5,748	134,331
Schwab (Charles) Corp. (The)	98,406	864,005
SLM Corp.	41,635	1,578,799
SWS Group Inc.	1,305	17,879
T. Rowe Price Group Inc.	12,031	556,073
W.P. Stewart & Co. Ltd. (1)	1,994	38,903
Waddell & Reed Financial Inc. Class A (1)	7,962	154,622

		80,236,803

HOLDING COMPANIES—DIVERSIFIED—0.10%
Leucadia National Corp.	4,375	225,269

		225,269

INSURANCE—22.00%
ACE Ltd.	26,841	1,089,476
AFLAC Inc.	48,253	1,912,749
Allmerica Financial Corp. (2)	5,065	150,988
Allstate Corp. (The)	66,726	3,141,460
Ambac Financial Group Inc.	10,318	733,713
American Financial Group Inc.	3,548	105,340
American International Group Inc.	217,338	15,354,930
American National Insurance Co. (1)	1,323	121,055
AmerUs Group Co. (1)	3,685	141,873
AON Corp.	24,608	650,636
Axis Capital Holdings Ltd.	11,400	292,980
Berkley (W.R.) Corp.	6,846	280,275
Brown & Brown Inc. (1)	5,273	224,208
Chubb Corp.	18,039	1,240,722
Cincinnati Financial Corp.	14,145	564,103
CNA Financial Corp. (1) (2)	3,130	82,569
Commerce Group Inc. (1)	2,754	133,321
Conseco Inc. (2)	13,810	248,304
Delphi Financial Group Inc. Class A (1)	2,658	107,782
Endurance Specialty Holdings Ltd.	4,310	142,446
Erie Indemnity Co. Class A (1)	2,782	126,080
Everest Re Group Ltd.	5,274	387,534
Fidelity National Financial Inc.	15,153	549,296
First American Corp.	7,424	199,409
Gallagher (Arthur J.) & Co. (1)	8,683	268,913
Hartford Financial Services Group Inc.	27,674	1,801,577
HCC Insurance Holdings Inc. (1)	5,677	172,013
Hilb, Rogal & Hobbs Co. (1)	3,067	103,021
Horace Mann Educators Corp. (1)	3,973	66,587
IPC Holdings Ltd.	3,416	128,100
Jefferson-Pilot Corp.	13,276	639,638
Lincoln National Corp.	16,958	741,065
Loews Corp.	11,847	670,896
Markel Corp. (1) (2)	818	231,085
Marsh & McLennan Cos. Inc.	47,056	2,088,345
MBIA Inc.	13,730	741,145
Mercury General Corp.	2,534	119,427
MetLife Inc.	30,194	1,077,020

MGIC Investment Corp.	9,383	666,193
Montpelier Re Holdings Ltd.	4,584	162,182
Nationwide Financial Services Inc.	5,418	192,176
Ohio Casualty Corp. (1) (2)	5,599	104,701
Old Republic International Corp.	16,184	376,925
PartnerRe Ltd. (1)	5,084	265,944
Philadelphia Consolidated Holding Corp. (1) (2)	1,723	94,196
Phoenix Companies Inc.	8,469	87,824
Platinum Underwriters Holdings Ltd.	2,663	74,111
PMI Group Inc. (The)	9,076	374,203
Presidential Life Corp. (1)	1,914	33,591
Principal Financial Group Inc.	30,252	1,028,265
Progressive Corp. (The)	18,117	1,388,125
Protective Life Corp.	6,136	222,430
Prudential Financial Inc.	49,921	2,324,322
Radian Group Inc.	8,967	412,661
Reinsurance Group of America Inc. (1)	2,448	97,553
RenaissanceRe Holdings Ltd. (1)	6,324	335,172
SAFECO Corp.	13,177	620,110
Selective Insurance Group Inc. (1)	2,665	95,967
St. Paul Travelers Companies Inc.	63,309	2,346,865
StanCorp Financial Group Inc.	2,717	191,005
Torchmark Corp.	10,605	554,429
Transatlantic Holdings Inc. (1)	2,516	142,481
Unitrin Inc.	4,198	174,847
UNUMProvident Corp. (1)	25,249	402,722
White Mountains Insurance Group Ltd.	586	296,223
Willis Group Holdings Ltd.	13,713	477,212
XL Capital Ltd. Class A (1)	13,089	925,131

		51,297,647

INTERNET—0.03%
NetBank Inc. (1)	4,429	47,567
Safeguard Scientifics Inc. (2)	11,592	22,025

		69,592

REAL ESTATE—0.11%
LNR Property Corp. (1)	1,921	103,753
St. Joe Company (The) (1)	3,770	162,185

		265,938

REAL ESTATE INVESTMENT TRUSTS—8.13%
Alexandria Real Estate Equities Inc. (1)	1,881	113,029
AMB Property Corp.	7,767	272,932
American Financial Realty Trust	10,614	140,636
Annaly Mortgage Management Inc.	11,312	186,648
Apartment Investment & Management Co. Class A	8,910	284,853
Archstone-Smith Trust	17,428	512,906
Arden Realty Group Inc.	6,123	186,139
AvalonBay Communities Inc. (1)	6,839	398,030
Boston Properties Inc. (1)	10,148	536,829
Brandywine Realty Trust	4,284	116,953
BRE Properties Inc. Class A (1)	4,496	155,786
Camden Property Trust	3,428	154,260
Capital Automotive (1)	3,062	88,767
CarrAmerica Realty Corp.	5,121	156,139
Catellus Development Corp.	8,257	206,425
CBL & Associates Properties Inc.	2,872	158,247
CenterPoint Properties Trust (1)	4,417	169,524
Chelsea Property Group Inc.	4,150	270,248
Colonial Properties Trust (1)	2,259	85,842
Cousins Properties Inc. (1)	3,656	117,467
Crescent Real Estate Equities Co.	8,829	138,704
CRT Properties Inc.	2,452	52,963

Developers Diversified Realty Corp.	9,583	343,838
Duke Realty Corp.	12,637	388,714
Equity Inns Inc.	4,192	38,021
Equity Office Properties Trust	38,249	992,562
Equity Residential	26,637	787,123
Essex Property Trust Inc. (1)	1,985	130,812
Federal Realty Investment Trust (1)	4,915	207,413
FelCor Lodging Trust Inc. (1) (2)	4,253	48,484
First Industrial Realty Trust Inc. (1)	3,982	145,900
Gables Residential Trust (1)	2,834	93,664
General Growth Properties Inc.	20,752	624,220
Glenborough Realty Trust Inc.	3,099	56,650
Health Care Property Investors Inc.	12,504	312,100
Health Care REIT Inc. (1)	4,790	154,573
Healthcare Realty Trust Inc.	4,040	145,925
Highwoods Properties Inc. (1)	5,077	117,786
Home Properties Inc.	2,937	110,431
Hospitality Properties Trust	5,977	238,363
Host Marriott Corp. (2)	25,470	329,837
HRPT Properties Trust	16,739	168,562
Impac Mortgage Holdings Inc.	5,978	137,195
iStar Financial Inc.	10,439	396,682
Kilroy Realty Corp. (1)	2,683	94,978
Kimco Realty Corp.	8,901	428,138
Liberty Property Trust	7,500	288,000
Macerich Co. (The)	5,508	263,833
Mack-Cali Realty Corp.	5,809	237,588
Manufactured Home Communities Inc. (1)	1,955	61,954
Meristar Hospitality Corp. (1) (2)	7,304	42,363
Mills Corp.	4,056	184,954
Nationwide Health Properties Inc.	6,455	123,291
New Plan Excel Realty Trust Inc. (1)	9,451	224,461
Novastar Financial Inc. (1)	2,412	96,745
Pan Pacific Retail Properties Inc.	3,850	194,810
Pennsylvania Real Estate Investment Trust	3,473	121,104
Plum Creek Timber Co. Inc.	17,429	546,922
Post Properties Inc. (1)	3,871	108,349
Prentiss Properties Trust (1)	3,754	128,612
ProLogis	16,242	552,878
Public Storage Inc.	8,272	389,859
Rayonier Inc.	4,640	204,067
Realty Income Corp. (1)	3,700	149,924
Reckson Associates Realty Corp.	6,296	174,462
Redwood Trust Inc. (1)	2,026	115,016
Regency Centers Corp.	5,305	225,463
Rouse Co. (The)	9,000	439,200
Shurgard Storage Centers Inc. Class A	4,428	163,836
Simon Property Group Inc.	17,410	898,530
SL Green Realty Corp.	3,653	179,362
Taubman Centers Inc. (1)	4,444	102,656
Thornburg Mortgage Inc. (1)	7,698	213,466
Trizec Properties Inc. (1)	8,788	141,047
United Dominion Realty Trust Inc. (1)	12,096	234,541
Ventas Inc. (1)	7,889	201,327
Vornado Realty Trust	10,255	595,713
Washington Real Estate Investment Trust	4,004	111,872
Weingarten Realty Investors	7,512	231,370

		18,942,873

SAVINGS & LOANS—3.58%
Anchor BanCorp Wisconsin Inc.	1,994	50,727
Astoria Financial Corp.	6,705	229,043
Commercial Federal Corp.	3,794	99,896
Dime Community Bancshares	3,265	54,264

Downey Financial Corp.	1,957	105,189
First Niagara Financial Group Inc. (1)	7,529	91,779
FirstFed Financial Corp. (2)	1,546	70,049
Golden West Financial Corp.	12,382	1,323,760
GreenPoint Financial Corp.	10,652	432,791
Harbor Florida Bancshares Inc. (1)	1,988	57,235
Hudson City Bancorp Inc. (1)	6,485	224,770
Independence Community Bank Corp.	7,343	274,188
MAF Bancorp Inc. (1)	2,867	115,110
New York Community Bancorp Inc. (1)	22,869	440,000
OceanFirst Financial Corp.	913	21,136
People’s Bank (1)	8,888	280,061
PFF Bancorp Inc.	1,274	46,781
Provident Financial Services Inc.	7,351	129,743
Sovereign Bancorp Inc. (1)	32,493	707,373
Washington Federal Inc. (1)	7,404	185,470
Washington Mutual Inc.	81,969	3,180,397
Webster Financial Corp.	5,041	236,524

		8,356,286

SOFTWARE—0.12%
SEI Investments Co.	6,526	200,152
Total System Services Inc.	3,556	80,863

		281,015

TOTAL COMMON STOCKS (Cost: $215,299,685)		232,632,153

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.92%

MONEY MARKET FUNDS—1.76%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,572,749	2,572,749
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,353,590	1,353,590
BlackRock Temp Cash Money Market Fund (3)	62,120	62,120
Short-Term Investment Co. — Prime Money Market Portfolio (3)	105,870	105,870

		4,094,329

FLOATING RATE NOTES—1.67%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	73,832	73,821
1.31%, 10/12/04 (3) (4)	61,527	61,526
1.34%, 09/15/04 (3) (4)	123,054	123,052
1.42%, 03/15/05 (3) (4)	61,527	61,557
1.48%, 08/23/04 (3) (4)	61,527	61,530
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	92,290	92,288
1.38%, 11/22/04 (3)	30,763	30,764
1.40%, 10/29/04 (3)	123,054	123,053
CC USA Inc.
1.30%, 05/04/05 (3) (4)	123,054	123,035
1.61%, 07/29/05 (3) (4)	123,054	123,017
Depfa Bank PLC
1.27%, 06/15/05 (3)	123,054	123,054
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	102,135	102,104

Five Finance Inc.
1.42%, 04/29/05 (3) (4)	98,443	98,436
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	78,754	78,750
1.58%, 04/22/05 (3)	123,054	123,054
K2 USA LLC
1.34%, 08/16/04 (3) (4)	30,763	30,763
1.41%, 09/27/04 (3) (4)	132,898	132,895
1.49%, 06/10/05 (3) (4)	123,054	123,041
1.61%, 07/25/05 (3) (4)	61,527	61,515
Links Finance LLC
1.33%, 04/15/05 (3)	123,054	123,036
1.68%, 04/25/05 (3)	123,054	123,113
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	123,054	123,054
1.63%, 12/09/04 (3)	102,135	101,538
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	116,901	116,901
Permanent Financing PLC
1.31%, 03/10/05 (3)	123,054	123,054
1.32%, 12/10/04 (3)	61,527	61,527
1.34%, 06/10/05 (3)	55,374	55,374
Sigma Finance Inc.
1.35%, 11/15/04 (3)	123,054	123,051
1.52%, 10/07/04 (3)	123,054	123,050
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	102,135	102,130
1.23%, 02/25/05 (3) (4)	68,910	68,902
1.32%, 04/07/05 (3) (4)	45,161	45,158
1.34%, 01/18/05 (3) (4)	54,144	54,141
1.42%, 07/25/05 (3) (4)	123,054	123,042
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	30,480	30,397
1.34%, 09/15/04 (3) (4)	61,527	61,525
1.38%, 07/15/05 (3) (4)	92,290	92,272
1.48%, 06/15/05 (3) (4)	61,527	61,515
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	55,374	55,370
1.33%, 04/15/05 (3) (4)	92,290	92,277
1.33%, 07/05/05 (3) (4)	61,527	61,514
1.34%, 11/15/04 (3) (4)	73,832	73,832
1.35%, 06/15/05 (3) (4)	50,452	50,452
1.40%, 08/26/04 (3) (4)	61,527	61,526
1.55%, 07/11/05 (3) (4)	30,763	30,760

		3,885,766

COMMERCIAL PAPER—1.26%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	61,527	61,504
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	92,290	92,254
1.33%, 08/16/04 (3)	123,054	122,990
1.35%, 08/20/04 (3)	36,916	36,891
1.37%, 08/24/04 (3)	43,069	43,033
Barton Capital Corp.
1.29%, 08/10/04 (3)	61,527	61,509
1.30%, 08/13/04 (3)	50,578	50,557
1.35%, 08/18/04 (3)	30,763	30,745
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	61,527	61,519
Corporate Asset Funding
1.42%, 09/03/04 (3)	36,916	36,870
CRC Funding LLC
1.42%, 09/03/04 (3)	61,527	61,449

Edison Asset Securitization
1.07%, 09/21/04 (3)	61,527	61,435
1.45%, 11/09/04 (3)	123,054	122,563
1.59%, 12/02/04 (3)	123,054	122,391
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	116,901	116,872
1.30%, 08/03/04 (3)	61,527	61,525
1.34%, 08/19/04 (3)	61,527	61,488
1.37%, 08/24/04 (3)	49,221	49,180
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	61,527	61,005
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	80,692	80,435
Grampian Funding LLC
1.26%, 10/22/04 (3)	123,054	122,706
1.44%, 10/27/04 (3)	123,054	122,630
1.59%, 11/30/04 (3)	61,527	61,201
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	61,527	61,505
1.37%, 08/20/04 (3)	82,324	82,268
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	61,527	61,488
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	56,836	56,830
1.36%, 08/23/04 (3)	61,527	61,479
Receivables Capital Corp.
1.30%, 08/12/04 (3)	43,069	43,053
1.34%, 08/16/04 (3)	7,359	7,355
1.35%, 08/18/04 (3)	55,374	55,341
1.35%, 08/19/04 (3)	20,919	20,906
Scaldis Capital LLC
1.34%, 08/16/04 (3)	123,054	122,990
1.37%, 08/20/04 (3)	18,458	18,446
1.40%, 08/25/04 (3)	153,817	153,679
Sydney Capital Corp.
1.25%, 10/22/04 (3)	40,952	40,837
1.31%, 08/12/04 (3)	49,221	49,204
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	64,940	64,917
1.34%, 08/16/04 (3)	34,455	34,437
1.36%, 08/20/04 (3)	92,290	92,227
1.37%, 08/19/04 (3)	34,373	34,350
1.37%, 08/20/04 (3)	15,997	15,986
Windmill Funding Corp.
1.29%, 08/06/04 (3)	153,817	153,796

		2,933,846

TIME DEPOSITS—1.10%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	123,054	123,040
1.33%, 02/10/05 (3)	61,527	61,522
1.39%, 02/02/05 (3)	61,527	61,522
1.39%, 04/08/05 (3)	86,138	86,129
1.40%, 10/25/04 (3)	123,054	123,049
Bank of New York
1.39%, 11/01/04 (3)	123,054	123,051
1.60%, 12/03/04 (3)	30,763	30,758
Bank of Nova Scotia
1.13%, 10/06/04 (3)	123,054	123,054
1.24%, 10/07/04 (3)	92,290	92,289
1.42%, 10/29/04 (3)	92,290	92,292
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	123,054	123,056

1.35%, 06/10/05 (3)	61,527	61,543
1.36%, 06/23/05 (3)	123,054	123,021
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	123,054	123,011
Nordea Bank PLC
2.11%, 06/07/05 (3)	123,054	123,033
Prudential Funding LLC
1.60%, 12/01/04 (3)	61,527	61,196
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	215,344	215,320
1.34%, 02/10/05 (3)	49,221	49,218
1.41%, 11/01/04 (3)	92,290	92,288
1.77%, 05/10/05 (3)	61,527	61,523
1.90%, 05/11/05 (3)	61,527	61,522
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	123,054	122,915
1.11%, 12/17/04 (3)	184,580	183,801
1.13%, 08/09/04 (3)	123,054	123,027
1.14%, 09/29/04 (3)	123,054	122,829

		2,564,009

REPURCHASE AGREEMENTS—0.66%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	319,939	319,939
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	615,268	615,269
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	615,268	615,269

		1,550,477

U.S. GOVERNMENT AGENCY NOTES—0.28%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	49,221	49,192
1.63%, 04/15/05 (3)	86,138	86,331
1.80%, 01/18/05 (3)	57,220	56,736
1.80%, 01/19/05 (3)	61,527	61,004
2.06%, 05/31/05 (3)	61,346	60,286
Federal National Mortgage Association
1.28%, 08/20/04 (3)	159,970	159,868
2.33%, 07/22/05 (3)	184,580	180,360

		653,777

MEDIUM-TERM NOTES—0.19%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	123,054	123,045
1.51%, 02/15/05 (3) (4)	79,985	80,052
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	30,763	30,763
1.48%, 01/18/05 (3) (4)	92,290	92,288
K2 USA LLC
1.46%, 01/12/05 (3) (4)	61,527	61,524
Sigma Finance Inc.
1.24%, 08/06/04 (3)	30,763	30,763
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	30,763	30,760

		449,195
TOTAL SHORT-TERM INVESTMENTS (Cost: $16,131,399)		16,131,399

TOTAL INVESTMENTS IN SECURITIES — 106.71% (Cost: $231,431,084) (7)		248,763,552
Other Assets, Less Liabilities — (6.71%)		(15,647,092)

NET ASSETS — 100.00%		$233,116,460

(1)	All or a portion of this security represents a security on loan.

(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $233,010,367. Net unrealized appreciation aggregated $15,753,185, of which $23,455,100 represented gross unrealized appreciation on securities and $7,701,915 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.89%

AGRICULTURE—0.69%
Delta & Pine Land Co. (1)	15,938	$357,808
Monsanto Co.	118,835	4,308,957

		4,666,765

BIOTECHNOLOGY—11.06%
Affymetrix Inc. (1) (2)	26,928	727,325
Alexion Pharmaceuticals Inc. (2)	12,067	192,107
Amgen Inc. (2)	568,789	32,352,718
Applera Corp. - Celera Genomics Group (1) (2)	32,668	383,522
Biogen Idec Inc. (2)	152,012	9,120,720
Bio-Rad Laboratories Inc. Class A (1) (2)	7,196	377,070
Celgene Corp. (1) (2)	36,646	1,954,331
Cell Genesys Inc. (2)	19,845	143,082
Charles River Laboratories International Inc. (1) (2)	20,726	934,121
Chiron Corp. (2)	49,204	2,255,019
CuraGen Corp. (1) (2)	17,948	95,483
Enzo Biochem Inc. (1) (2)	12,781	174,333
Enzon Pharmaceuticals Inc. (2)	19,543	242,529
Gene Logic Inc. (2)	13,740	53,449
Genentech Inc. (2)	197,956	9,636,498
Genzyme Corp. (2)	101,358	5,197,638
Human Genome Sciences Inc. (1) (2)	57,889	580,337
ICOS Corp. (1) (2)	26,064	627,100
Immunomedics Inc. (1) (2)	17,582	70,328
Incyte Corp. (1) (2)	32,155	197,753
InterMune Inc. (1) (2)	12,591	150,966
Invitrogen Corp. (2)	23,380	1,226,982
Lexicon Genetics Inc. (1) (2)	19,190	116,291
Martek Biosciences Corp. (1) (2)	13,082	619,040
Maxygen Inc. (1) (2)	12,350	122,388
MedImmune Inc. (2)	111,317	2,564,744
Millennium Pharmaceuticals Inc. (2)	126,224	1,403,611
Myriad Genetics Inc. (1) (2)	12,098	165,743
Nektar Therapeutics (2)	37,189	652,295
Praecis Pharmaceuticals Inc. (1) (2)	23,024	55,948
Protein Design Labs Inc. (2)	42,127	682,457
Regeneron Pharmaceuticals Inc. (1) (2)	16,884	144,527
Savient Pharmaceuticals Inc. (1) (2)	25,909	54,150
Telik Inc. (2)	19,371	382,771
Transkaryotic Therapies Inc. (1) (2)	12,578	187,538
Vertex Pharmaceuticals Inc. (2)	34,794	321,149
XOMA Ltd. (1) (2)	37,538	136,638

		74,302,701

COMMERCIAL SERVICES—0.26%
Albany Molecular Research Inc. (1) (2)	11,148	132,438
First Health Group Corp. (1) (2)	41,191	577,498
PAREXEL International Corp. (1) (2)	11,768	226,063
Pharmaceutical Product Development Inc. (1) (2)	22,268	780,716

		1,716,715

ELECTRONICS—0.55%
Applera Corp. - Applied Biosystems Group	90,328	1,868,886
Fisher Scientific International Inc. (1) (2)	28,618	1,665,568
Molecular Devices Corp. (1) (2)	6,591	134,522

		3,668,976

HEALTH CARE-PRODUCTS—27.80%
Advanced Medical Optics Inc. (1) (2)	13,275	505,114
Alcon Inc. (1)	35,219	2,697,775

Apogent Technologies Inc. (2)	40,029	1,300,943
ArthroCare Corp. (1) (2)	9,453	251,733
Bard (C.R.) Inc.	46,416	2,562,163
Bausch & Lomb Inc. (1)	23,508	1,447,858
Baxter International Inc.	274,227	8,246,006
Beckman Coulter Inc.	27,546	1,519,713
Becton, Dickinson & Co.	113,323	5,352,245
Biomet Inc.	105,628	4,646,576
Biosite Inc. (1) (2)	7,013	309,904
Boston Scientific Corp. (2)	267,592	10,238,070
Cooper Companies Inc.	14,557	865,414
Cyberonics Inc. (1) (2)	8,203	229,520
Cytyc Corp. (1) (2)	49,303	1,191,654
Dade Behring Holdings Inc. (2)	19,013	944,756
Datascope Corp. (1)	5,598	194,307
DENTSPLY International Inc.	31,900	1,551,297
Diagnostic Products Corp. (1)	10,102	405,595
Edwards Lifesciences Corp. (1) (2)	26,678	938,265
Gen-Probe Inc. (2)	21,946	821,219
Guidant Corp.	140,338	7,763,498
Haemonetics Corp. (2)	11,109	333,270
Hillenbrand Industries Inc.	26,243	1,490,340
IDEXX Laboratories Inc. (2)	15,619	787,041
INAMED Corp. (2)	15,814	856,803
Invacare Corp. (1)	13,381	542,600
Johnson & Johnson	1,327,824	73,388,832
Medtronic Inc.	542,195	26,930,826
Mentor Corp. (1)	16,609	523,017
Patterson Cos. Inc. (1) (2)	25,983	1,907,672
PolyMedica Corp. (1)	11,775	358,667
ResMed Inc. (1) (2)	15,178	743,722
Respironics Inc. (2)	15,632	871,015
St. Jude Medical Inc. (2)	78,823	5,370,211
Steris Corp. (1) (2)	31,264	642,788
Stryker Corp.	124,087	5,916,468
Sybron Dental Specialties Inc. (2)	17,202	462,734
TECHNE Corp. (1) (2)	18,441	733,952
Varian Medical Systems Inc. (2)	30,602	2,111,844
Viasys Healthcare Inc. (2)	11,789	178,603
VISX Inc. (1) (2)	19,311	413,449
Zimmer Holdings Inc. (2)	109,178	8,331,373

		186,878,852

HEALTH CARE-SERVICES—10.92%
Aetna Inc.	68,187	5,850,445
AMERIGROUP Corp. (1) (2)	10,944	524,874
Anthem Inc. (1) (2)	62,025	5,115,202
Apria Healthcare Group Inc. (1) (2)	22,443	658,702
Beverly Enterprises Inc. (1) (2)	47,745	376,231
Community Health Systems Inc. (2)	33,871	833,565
Covance Inc. (2)	28,022	1,028,127
Coventry Health Care Inc. (2)	32,816	1,677,226
DaVita Inc. (2)	43,974	1,335,490
HCA Inc. (1)	193,543	7,480,437
Health Management Associates Inc. Class A (1)	108,769	2,181,906
Health Net Inc. (1) (2)	50,431	1,216,900
Humana Inc. (2)	72,401	1,311,182
Laboratory Corp. of America Holdings (2)	63,259	2,477,222
LifePoint Hospitals Inc. (1) (2)	15,752	526,274
Lincare Holdings Inc. (1) (2)	44,486	1,420,883
Manor Care Inc.	39,786	1,243,313
Odyssey Healthcare Inc. (1) (2)	16,231	278,849
Orthodontic Centers of America Inc. (1) (2)	20,547	138,898
PacifiCare Health Systems Inc. (1) (2)	38,490	1,176,639
Pediatrix Medical Group Inc. (1) (2)	10,909	689,885
Province Healthcare Co. (1) (2)	19,432	282,347
Quest Diagnostics Inc.	35,701	2,930,338
Renal Care Group Inc. (1) (2)	30,005	955,959
Select Medical Corp. (1)	45,785	587,879
Sunrise Senior Living Inc. (1) (2)	8,082	285,295
Tenet Healthcare Corp. (2)	208,300	2,328,794
Triad Hospitals Inc. (1) (2)	34,011	1,158,415
UnitedHealth Group Inc.	297,282	18,699,068

Universal Health Services Inc. Class B	22,231	1,011,733
US Oncology Inc. (2)	38,501	572,510
WellPoint Health Networks Inc. (2)	69,642	7,040,806

		73,395,394

INSURANCE—0.58%
CIGNA Corp.	63,268	3,923,249

		3,923,249

PHARMACEUTICALS—48.03%
Abbott Laboratories	697,613	27,451,071
Abgenix Inc. (2)	34,903	341,177
Accredo Health Inc. (2)	21,792	706,061
Alkermes Inc. (1) (2)	39,897	430,489
Allergan Inc.	58,772	4,445,514
Alpharma Inc. Class A (1)	17,847	293,405
American Pharmaceutical Partners Inc. (1) (2)	18,123	538,253
Amylin Pharmaceuticals Inc. (1) (2)	36,958	761,335
Andrx Group (2)	32,650	846,941
Barr Pharmaceuticals Inc. (2)	40,146	1,379,015
Bristol-Myers Squibb Co.	869,670	19,915,443
Caremark Rx Inc. (2)	207,438	6,326,859
Cell Therapeutics Inc. (1) (2)	20,568	112,096
Cephalon Inc. (1) (2)	25,024	1,264,212
Cubist Pharmaceuticals Inc. (1) (2)	17,749	184,235
CV Therapeutics Inc. (1) (2)	13,808	184,889
Express Scripts Inc. (2)	28,294	1,856,086
Forest Laboratories Inc. (2)	164,557	8,275,572
Gilead Sciences Inc. (2)	95,892	6,198,459
Hospira Inc. (2)	70,016	1,814,115
ImClone Systems Inc. (1) (2)	27,445	1,617,059
Impax Laboratories Inc. (2)	21,572	305,244
IVAX Corp. (2)	74,609	1,779,425
King Pharmaceuticals Inc. (2)	107,914	1,218,349
Ligand Pharmaceuticals Inc. Class B (1) (2)	30,504	421,260
Lilly (Eli) & Co.	431,691	27,507,351
Medarex Inc. (1) (2)	35,561	218,345
Medco Health Solutions Inc. (2)	121,287	3,674,996
Medicines Co. (The) (1) (2)	19,844	525,072
Medicis Pharmaceutical Corp. Class A (1)	24,983	893,642
Merck & Co. Inc.	993,919	45,074,227
MGI Pharma Inc. (1) (2)	31,658	886,741
Mylan Laboratories Inc.	120,009	1,778,533
Nabi Biopharmaceuticals (1) (2)	25,967	299,919
Neurocrine Biosciences Inc. (2)	16,202	754,527
Noven Pharmaceuticals Inc. (1) (2)	10,179	205,718
NPS Pharmaceuticals Inc. (1) (2)	16,753	312,443
Omnicare Inc.	46,448	1,313,085
Onyx Pharmaceuticals Inc. (2)	15,221	519,493
OSI Pharmaceuticals Inc. (1) (2)	17,764	1,067,616
Par Pharmaceutical Companies Inc. (1) (2)	15,239	573,596
Perrigo Co.	27,412	456,684
Pfizer Inc.	3,413,069	109,081,685
Pharmacopeia Drug Discovery (2)	5,415	29,945
Schering-Plough Corp.	658,518	12,814,760
Sepracor Inc. (1) (2)	38,327	1,761,892
Taro Pharmaceutical Industries Ltd. (1) (2)	12,114	270,506
Trimeris Inc. (1) (2)	7,215	82,756
Tularik Inc. (2)	23,899	596,041
United Therapeutics Inc. (1) (2)	9,521	235,740
Valeant Pharmaceuticals International (1)	37,321	653,491
Vicuron Pharmaceuticals Inc. (1) (2)	24,230	243,754
Watson Pharmaceuticals Inc. (2)	48,720	1,228,231
Wyeth	596,440	21,113,976

		322,841,329

TOTAL COMMON STOCKS (Cost: $699,767,076)		671,393,981

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.95%

MONEY MARKET FUNDS—1.76%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	7,452,726	7,452,726
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	3,923,353	3,923,353
BlackRock Temp Cash Money Market Fund (3)	180,052	180,052
Short-Term Investment Co. - Prime Money Market Portfolio (3)	306,863	306,863

		11,862,994

FLOATING RATE NOTES—1.68%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	214,001	213,969
1.31%, 10/12/04 (3) (4)	178,334	178,331
1.34%, 09/15/04 (3) (4)	356,668	356,664
1.42%, 03/15/05 (3) (4)	178,334	178,423
1.48%, 08/23/04 (3) (4)	178,334	178,343
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	267,501	267,494
1.38%, 11/22/04 (3)	89,167	89,169
1.40%, 10/29/04 (3)	356,668	356,666
CC USA Inc.
1.30%, 05/04/05 (3) (4)	356,668	356,615
1.61%, 07/29/05 (3) (4)	356,668	356,562
Depfa Bank PLC
1.27%, 06/15/05 (3)	356,668	356,668
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	296,035	295,947
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	285,335	285,314
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	228,268	228,253
1.58%, 04/22/05 (3)	356,668	356,668
K2 USA LLC
1.34%, 08/16/04 (3) (4)	89,167	89,167
1.41%, 09/27/04 (3) (4)	385,202	385,193
1.49%, 06/10/05 (3) (4)	356,668	356,631
1.61%, 07/25/05 (3) (4)	178,334	178,299
Links Finance LLC
1.33%, 04/15/05 (3)	356,668	356,618
1.68%, 04/25/05 (3)	356,668	356,838
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	356,668	356,668
1.63%, 12/09/04 (3)	296,035	294,306
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	338,835	338,835
Permanent Financing PLC
1.31%, 03/10/05 (3)	356,668	356,668
1.32%, 12/10/04 (3)	178,334	178,334
1.34%, 06/10/05 (3)	160,501	160,501
Sigma Finance Inc.
1.35%, 11/15/04 (3)	356,668	356,661
1.52%, 10/07/04 (3)	356,668	356,656
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	296,035	296,023
1.23%, 02/25/05 (3) (4)	199,734	199,712
1.32%, 04/07/05 (3) (4)	130,897	130,889
1.34%, 01/18/05 (3) (4)	156,934	156,927
1.42%, 07/25/05 (3) (4)	356,668	356,634
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	88,347	88,102
1.34%, 09/15/04 (3) (4)	178,334	178,330
1.38%, 07/15/05 (3) (4)	267,501	267,450
1.48%, 06/15/05 (3) (4)	178,334	178,299
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	160,501	160,488
1.33%, 04/15/05 (3) (4)	267,501	267,464
1.33%, 07/05/05 (3) (4)	178,334	178,298
1.34%, 11/15/04 (3) (4)	214,001	214,001
1.35%, 06/15/05 (3) (4)	146,234	146,234

1.40%, 08/26/04 (3) (4)	178,334	178,332
1.55%, 07/11/05 (3) (4)	89,167	89,158

		11,262,802

COMMERCIAL PAPER—1.26%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	178,334	178,269
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	267,501	267,395
1.33%, 08/16/04 (3)	356,668	356,484
1.35%, 08/20/04 (3)	107,001	106,928
1.37%, 08/24/04 (3)	124,834	124,729
Barton Capital Corp.
1.29%, 08/10/04 (3)	178,334	178,283
1.30%, 08/13/04 (3)	146,598	146,540
1.35%, 08/18/04 (3)	89,167	89,114
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	178,334	178,309
Corporate Asset Funding
1.42%, 09/03/04 (3)	107,001	106,866
CRC Funding LLC
1.42%, 09/03/04 (3)	178,334	178,109
Edison Asset Securitization
1.07%, 09/21/04 (3)	178,334	178,069
1.45%, 11/09/04 (3)	356,668	355,246
1.59%, 12/02/04 (3)	356,668	354,747
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	338,835	338,750
1.30%, 08/03/04 (3)	178,334	178,328
1.34%, 08/19/04 (3)	178,334	178,221
1.37%, 08/24/04 (3)	142,667	142,548
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	178,334	176,822
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	233,885	233,140
Grampian Funding LLC
1.26%, 10/22/04 (3)	356,668	355,661
1.44%, 10/27/04 (3)	356,668	355,441
1.59%, 11/30/04 (3)	178,334	177,389
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	178,334	178,270
1.37%, 08/20/04 (3)	238,615	238,451
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	178,334	178,221
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	164,738	164,720
1.36%, 08/23/04 (3)	178,334	178,193
Receivables Capital Corp.
1.30%, 08/12/04 (3)	124,834	124,789
1.34%, 08/16/04 (3)	21,329	21,318
1.35%, 08/18/04 (3)	160,501	160,405
1.35%, 08/19/04 (3)	60,634	60,595
Scaldis Capital LLC
1.34%, 08/16/04 (3)	356,668	356,483
1.37%, 08/20/04 (3)	53,500	53,464
1.40%, 08/25/04 (3)	445,835	445,437
Sydney Capital Corp.
1.25%, 10/22/04 (3)	118,699	118,365
1.31%, 08/12/04 (3)	142,667	142,615
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	188,228	188,160
1.34%, 08/16/04 (3)	99,867	99,816
1.36%, 08/20/04 (3)	267,501	267,319
1.37%, 08/19/04 (3)	99,628	99,564
1.37%, 08/20/04 (3)	46,367	46,335
Windmill Funding Corp.
1.29%, 08/06/04 (3)	445,835	445,772

		8,503,680

TIME DEPOSITS—1.11%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	356,668	356,668

1.33%, 02/10/05 (3)	178,334	178,320
1.39%, 02/02/05 (3)	178,334	178,321
1.39%, 04/08/05 (3)	249,668	249,642
1.40%, 10/25/04 (3)	356,668	356,651
Bank of New York
1.39%, 11/01/04 (3)	356,668	356,659
1.60%, 12/03/04 (3)	89,167	89,152
Bank of Nova Scotia
1.13%, 10/06/04 (3)	356,668	356,668
1.24%, 10/07/04 (3)	267,501	267,496
1.42%, 10/29/04 (3)	267,501	267,506
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	356,668	356,676
1.35%, 06/10/05 (3)	178,334	178,382
1.36%, 06/23/05 (3)	356,668	356,574
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	356,668	356,545
Nordea Bank PLC
2.11%, 06/07/05 (3)	356,668	356,608
Prudential Funding LLC
1.60%, 12/01/04 (3)	178,334	177,375
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	624,170	624,100
1.34%, 02/10/05 (3)	142,667	142,656
1.41%, 11/01/04 (3)	267,501	267,495
1.77%, 05/10/05 (3)	178,334	178,321
1.90%, 05/11/05 (3)	178,334	178,320
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	356,668	356,265
1.11%, 12/17/04 (3)	535,003	532,743
1.13%, 08/09/04 (3)	356,668	356,590
1.14%, 09/29/04 (3)	356,668	356,016

		7,431,749

REPURCHASE AGREEMENTS—0.67%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	927,338	927,338
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	1,783,342	1,783,342
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	1,783,342	1,783,342

		4,494,022

U.S. GOVERNMENT AGENCY NOTES—0.28%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	142,667	142,581
1.63%, 04/15/05 (3)	249,668	250,227
1.80%, 01/18/05 (3)	165,851	164,449
1.80%, 01/19/05 (3)	178,334	176,818
2.06%, 05/31/05 (3)	177,810	174,737
Federal National Mortgage Association
1.28%, 08/20/04 (3)	463,669	463,372
2.33%, 07/22/05 (3)	535,003	522,771

		1,894,955

MEDIUM-TERM NOTES—0.19%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	356,668	356,643
1.51%, 02/15/05 (3) (4)	231,834	232,030
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	89,167	89,167
1.48%, 01/18/05 (3) (4)	267,501	267,495
K2 USA LLC
1.46%, 01/12/05 (3) (4)	178,334	178,326
Sigma Finance Inc.
1.24%, 08/06/04 (3)	89,167	89,167
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	89,167	89,158

		1,301,986

TOTAL SHORT-TERM INVESTMENTS (Cost: $46,752,188)	46,752,188

TOTAL INVESTMENTS IN SECURITIES — 106.84% (Cost: $746,519,264) (7)	718,146,169
Other Assets, Less Liabilities — (6.84%)	(46,006,957)

NET ASSETS — 100.00%	$672,139,212

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $755,970,061. Net unrealized depreciation aggregated $37,823,892, of which $35,867,980 represented gross unrealized appreciation on securities and $73,691,872 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.99%

ADVERTISING—0.17%
Getty Images Inc. (1) (2)	6,632	$362,240

		362,240

AEROSPACE & DEFENSE—11.97%
AAR Corp. (1) (2)	4,915	51,116
Alliant Techsystems Inc. (1) (2)	6,029	379,586
Boeing Co. (The)	112,730	5,721,047
Curtiss-Wright Corp. Class B	99	5,089
Engineered Support Systems Inc.	2,673	149,875
Esterline Technologies Corp. (1) (2)	3,222	101,139
General Dynamics Corp.	26,334	2,602,326
Goodrich (B.F.) Co.	14,444	466,975
L-3 Communications Holdings Inc.	13,927	851,636
Lockheed Martin Corp.	54,838	2,905,866
Northrop Grumman Corp.	50,314	2,646,516
Raytheon Co.	62,236	2,088,018
Rockwell Collins Inc.	16,271	556,794
Titan Corp. (The) (1)	13,276	158,914
United Technologies Corp.	76,005	7,106,467

		25,791,364

AUTO MANUFACTURERS—0.99%
Navistar International Corp. (1)	9,356	336,348
Oshkosh Truck Corp. (2)	3,897	206,424
PACCAR Inc.	25,151	1,508,054
Wabash National Corp. (1) (2)	3,086	89,124

		2,139,950

BIOTECHNOLOGY—0.19%
Millipore Corp. (1)	7,637	402,394

		402,394

BUILDING MATERIALS—2.31%
American Standard Companies Inc. (1)	28,103	1,064,823
Eagle Materials Inc. Class B	442	28,730
ElkCorp. (2)	2,223	48,528
Florida Rock Industries Inc.	2,432	104,406
Lafarge North America Inc.	4,495	188,296
Martin Marietta Materials Inc. (2)	7,657	334,994
Masco Corp.	70,439	2,130,075
Texas Industries Inc. (2)	3,150	134,914
USG Corp. (1) (2)	2,186	37,687
Vulcan Materials Co.	14,213	676,823
York International Corp. (2)	6,212	221,023

		4,970,299

CHEMICALS—0.51%
Ashland Inc.	5,246	274,208
Sherwin-Williams Co. (The)	20,418	824,479

		1,098,687

COMMERCIAL SERVICES—4.94%
Accenture Ltd. (1)	57,434	1,414,599
Arbitron Inc. (1) (2)	4,499	154,901
Banta Corp.	3,750	148,912
Bowne & Co. Inc.	4,851	72,231
ChoicePoint Inc. (1) (2)	13,162	552,804
Convergys Corp. (1)	25,771	341,208
Corporate Executive Board Co. (The)	5,877	333,226
Corrections Corp. of America (1)	4,113	155,060
Deluxe Corp.	10,013	441,073
Donnelley (R.R.) & Sons Co.	24,420	775,091
Equifax Inc.	22,770	549,212
Forrester Research Inc. (1)	2,372	42,340
FTI Consulting Inc. (1) (2)	1,615	27,875
Hewitt Associates Inc. Class A (1)	1,698	45,337
Hudson Highland Group Inc. (1) (2)	1,476	44,782
Iron Mountain Inc. (1) (2)	19,528	630,169
Manpower Inc. (2)	11,887	517,679
Moody’s Corp.	20,578	1,401,362
MPS Group Inc. (1)	15,397	138,265
Navigant Consulting Inc. (1) (2)	5,832	122,180
NCO Group Inc. (1) (2)	3,658	91,340
Paychex Inc.	51,758	1,589,488
PRG-Schultz International Inc. (1) (2)	6,372	32,433
Quanta Services Inc. (1) (2)	8,233	51,703
Robert Half International Inc.	27,371	761,461
Spherion Corp. (1) (2)	8,808	76,189
TeleTech Holdings Inc. (1) (2)	6,218	54,407
Viad Corp.	3,468	82,920

		10,648,247

COMPUTERS—0.57%
Agilysys Inc.	4,923	73,353
Ceridian Corp. (1)	22,944	412,992
Diebold Inc.	11,294	520,653
National Instruments Corp.	7,763	225,515

		1,232,513

DISTRIBUTION & WHOLESALE—1.06%
CDW Corp.	8,328	535,490
Grainger (W.W.) Inc.	11,826	626,187
Hughes Supply Inc.	3,400	207,128
Ingram Micro Inc. Class A (1)	15,820	225,435
SCP Pool Corp. (2)	4,151	171,146
Tech Data Corp. (1)	8,320	311,667
United Stationers Inc. (1) (2)	5,191	204,629

		2,281,682

ELECTRIC—0.15%
ALLETE Inc.	11,742	325,488

		325,488

ELECTRICAL COMPONENTS & EQUIPMENT—2.72%
American Power Conversion Corp.	27,776	419,418

AMETEK Inc. (2)	10,200	314,568
Artesyn Technologies Inc. (1) (2)	6,936	51,743
C&D Technologies Inc.	4,093	64,260
Emerson Electric Co.	62,271	3,779,850
GrafTech International Ltd. (1) (2)	10,530	116,146
Hubbell Inc. Class B (2)	7,728	349,306
Littelfuse Inc. (1) (2)	3,473	134,752
Molex Inc.	8,575	248,332
Molex Inc. Class A	11,480	284,934
Power-One Inc. (1) (2)	9,947	87,235

		5,850,544

ELECTRONICS—5.55%
Agilent Technologies Inc. (1)	66,180	1,575,746
Amphenol Corp. Class A (1)	7,641	240,157
Arrow Electronics Inc. (1)	15,565	368,268
Avnet Inc. (1)	18,709	363,329
AVX Corp. (2)	8,487	105,833
Benchmark Electronics Inc. (1)	5,595	159,905
Checkpoint Systems Inc. (1) (2)	4,918	84,639
Coherent Inc. (1) (2)	4,348	114,418
CTS Corp. (2)	5,184	59,460
Dionex Corp. (1) (2)	3,313	156,340
Electro Scientific Industries Inc. (1) (2)	4,263	109,772
Flextronics International Ltd. (1)	72,556	912,029
Flir Systems Inc. (1) (2)	4,056	258,083
Garmin Ltd. (2)	7,150	268,125
Jabil Circuit Inc. (1)	25,314	550,579
KEMET Corp. (1) (2)	13,850	139,746
Methode Electronics Inc. (2)	4,323	56,329
Mettler Toledo International Inc. (1)	940	39,198
Orbotech Ltd. (1)	4,858	82,678
Park Electrochemical Corp. (2)	2,644	60,759
Parker Hannifin Corp.	18,357	1,053,325
PerkinElmer Inc.	20,072	352,866
Photon Dynamics Inc. (1)	2,647	72,766
Plexus Corp. (1) (2)	6,723	75,365
Sanmina-SCI Corp. (1)	82,207	603,399
Solectron Corp. (1)	129,276	711,018
Symbol Technologies Inc.	35,160	460,244
Technitrol Inc. (1) (2)	5,871	108,613
Tektronix Inc.	14,442	439,037
Thermo Electron Corp. (1)	27,021	694,980
Thomas & Betts Corp.	9,180	241,434
Varian Inc. (1)	5,111	193,707
Vishay Intertechnology Inc. (1) (2)	22,683	351,586
Waters Corp. (1)	20,483	898,794

		11,962,527

ENERGY - ALTERNATE SOURCES—0.04%
FuelCell Energy Inc. (1) (2)	9,740	96,816

		96,816

ENGINEERING & CONSTRUCTION—0.65%
Dycom Industries Inc. (1) (2)	7,641	205,849
EMCOR Group Inc. (1) (2)	2,284	98,829
Fluor Corp. (2)	12,508	569,739
Granite Construction Inc. (2)	5,276	93,860
Insituform Technologies Inc. Class A (1) (2)	3,984	71,592
Jacobs Engineering Group Inc. (1)	7,476	298,890

Shaw Group Inc. (The) (1) (2)	6,113	60,641

		1,399,400

ENVIRONMENTAL CONTROL—1.90%
Allied Waste Industries Inc. (1)	31,786	293,703
Ionics Inc. (1) (2)	2,392	64,680
Republic Services Inc.	25,933	741,684
Stericycle Inc. (1) (2)	5,606	274,694
Tetra Tech Inc. (1) (2)	8,334	134,511
Waste Connections Inc. (1) (2)	5,760	166,234
Waste Management Inc.	86,134	2,423,811

		4,099,317

FOREST PRODUCTS & PAPER—0.25%
Temple-Inland Inc.	7,835	534,739

		534,739

HAND & MACHINE TOOLS—0.13%
Kennametal Inc.	4,766	209,704
Regal-Beloit Corp. (2)	3,823	80,283

		289,987

HEALTH CARE-PRODUCTS—0.01%
Bioveris Corp. (1)	2,271	17,032

		17,032

HOME BUILDERS—0.05%
Monaco Coach Corp.	4,074	98,917

		98,917

HOUSEWARES—0.08%
Toro Co. (2)	2,519	164,994

		164,994

INTERNET—0.29%
CheckFree Corp. (1) (2)	10,465	314,369
Monster Worldwide Inc. (1) (2)	14,061	310,607

		624,976

LEISURE TIME—0.27%
Sabre Holdings Corp.	22,708	579,735

		579,735

MACHINERY—4.56%
AGCO Corp. (1) (2)	11,802	246,898
Albany International Corp. Class A (2)	4,005	119,830
Astec Industries Inc. (1)	1,104	18,801
Briggs & Stratton Corp.	3,306	276,051
Caterpillar Inc.	51,544	3,787,969
Cognex Corp. (2)	6,110	183,789
Cummins Inc. (2)	5,258	365,063
Deere & Co.	37,301	2,342,876
Flowserve Corp. (1) (2)	8,681	207,910
Graco Inc.	10,725	337,623
Joy Global Inc.	4,847	143,907
Manitowoc Co. Inc. (The)	3,750	127,162
Nordson Corp. (2)	4,092	171,332
Presstek Inc. (1) (2)	3,037	25,936
Rockwell Automation Inc.	27,718	1,036,930
Stewart & Stevenson Services Inc.	4,152	65,394

Terex Corp. (1) (2)	7,058	274,627
Unova Inc. (1) (2)	5,157	87,205

		9,819,303

MANUFACTURING—41.75%
Actuant Corp. Class A (1)	1,493	54,435
Acuity Brands Inc.	6,704	159,890
AptarGroup Inc.	5,449	230,547
Brink’s Co. (The) (2)	8,582	277,628
Carlisle Companies Inc.	4,348	276,055
Cooper Industries Ltd.	14,602	830,416
Crane Co.	8,258	229,738
Danaher Corp.	34,903	1,767,837
Donaldson Co. Inc. (2)	12,574	334,846
Dover Corp.	32,027	1,270,831
Eaton Corp.	21,778	1,407,730
General Electric Co.	1,518,213	50,480,582
Harsco Corp.	6,302	282,834
Honeywell International Inc.	117,457	4,417,558
Illinois Tool Works Inc.	40,434	3,660,086
Ingersoll-Rand Co. Class A	26,352	1,810,119
ITT Industries Inc.	14,180	1,133,691
Jacuzzi Brands Inc. (1)	11,904	91,899
Pall Corp.	19,367	448,733
Pentair Inc.	15,326	480,010
Roper Industries Inc. (2)	4,834	270,704
SPX Corp. (2)	12,646	517,854
Teleflex Inc.	5,429	241,319
Textron Inc.	20,171	1,236,482
3M Co.	105,544	8,692,604
Trinity Industries Inc. (2)	6,962	209,347
Tyco International Ltd.	295,062	9,146,922

		89,960,697

METAL FABRICATE & HARDWARE—0.45%
Kaydon Corp. (2)	4,600	133,998
Mueller Industries Inc. (2)	5,186	197,690
Precision Castparts Corp.	7,736	435,769
Timken Co. (The) (2)	8,333	206,992

		974,449

MINING—0.14%
Owens-Illinois Inc. (1) (2)	21,066	309,670

		309,670

PACKAGING & CONTAINERS—1.75%
Ball Corp.	8,939	645,217
Bemis Co. Inc.	16,658	441,104
Crown Holdings Inc. (1)	19,986	202,658
Packaging Corp. of America	16,500	385,440
Pactiv Corp. (1)	24,813	585,091
Sealed Air Corp. (1)	13,096	621,274
Smurfit-Stone Container Corp.	26,852	499,716
Sonoco Products Co.	14,949	387,329

		3,767,829

RETAIL—0.26%
Copart Inc. (1)	11,465	255,096
Insight Enterprises Inc. (1)	7,077	113,515
MSC Industrial Direct Co. Inc. Class A	5,949	186,204

		554,815

SEMICONDUCTORS—0.19%
Helix Technology Corp.	4,076	58,857
Integrated Circuit Systems Inc. (1)	8,850	211,692
Three-Five Systems Inc. (1)	14,381	50,621
Veeco Instruments Inc. (1) (2)	3,824	86,996

		408,166

SOFTWARE—6.12%
Acxiom Corp.	13,672	300,784
Automatic Data Processing Inc.	89,114	3,741,006
Certegy Inc. (2)	10,102	382,967
CSG Systems International Inc. (1) (2)	8,002	131,233
Dun & Bradstreet Corp. (1)	10,705	600,979
eFunds Corp. (1) (2)	7,552	123,551
Fair Isaac Corp.	7,413	211,864
First Data Corp.	128,334	5,724,980
Fiserv Inc. (1)	29,921	1,025,093
Global Payments Inc. (2)	4,091	186,754
IMS Health Inc.	27,026	655,110
NDCHealth Corp. (2)	5,366	112,740

		13,197,061

TELECOMMUNICATIONS—0.13%
Aeroflex Inc. (1)	9,511	105,477
Anaren Inc. (1)	2,707	32,457
Audiovox Corp. Class A (1)	2,645	45,811
Newport Corp. (1)	6,031	86,485

		270,230

TEXTILES—0.43%
Cintas Corp.	19,389	813,562
G&K Services Inc. Class A (2)	2,968	114,327

		927,889

TRANSPORTATION—9.35%
Alexander & Baldwin Inc.	6,024	198,069
Arkansas Best Corp. (2)	2,198	76,864
Burlington Northern Santa Fe Corp.	56,409	2,001,391
CH Robinson Worldwide Inc. (2)	12,257	535,999
CNF Inc.	7,661	316,093
CSX Corp.	33,045	1,034,308
EGL Inc. (1)	5,872	149,207
Expeditors International Washington Inc. (2)	16,247	754,023
FedEx Corp.	43,064	3,526,080
Hunt (J.B.) Transport Services Inc.	6,996	268,716
Kansas City Southern Industries Inc. (1) (2)	8,925	130,483
Landstar System Inc. (1)	4,928	245,464
Norfolk Southern Corp.	59,771	1,595,288
Overseas Shipholding Group Inc.	3,813	171,242
Ryder System Inc.	9,092	390,047
SCS Transportation Inc. (1) (2)	5,076	130,707
Swift Transportation Co. Inc. (1)	9,422	188,204
Union Pacific Corp.	37,411	2,107,736
United Parcel Service Inc. Class B	79,572	5,726,001
USF Corp.	4,160	147,680
Werner Enterprises Inc.	9,063	180,626
Yellow Roadway Corp. (1)	6,369	277,115

		20,151,343

TRUCKING & LEASING—0.06%
GATX Corp. (2)	5,430	138,356

		138,356

TOTAL COMMON STOCKS (Cost: $211,166,929)		215,451,656

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.14%

MONEY MARKET FUNDS—1.31%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,788,021	1,788,021
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	926,609	926,609
BlackRock Temp Cash Money Market Fund (3)	42,524	42,524
Short-Term Investment Co. - Prime Money Market Portfolio (3)	72,474	72,474

		2,829,628

FLOATING RATE NOTES—1.24%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	50,542	50,535
1.31%, 10/12/04 (3) (4)	42,119	42,118
1.34%, 09/15/04 (3) (4)	84,237	84,236
1.42%, 03/15/05 (3) (4)	42,119	42,139
1.48%, 08/23/04 (3) (4)	42,119	42,121
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	63,178	63,176
1.38%, 11/22/04 (3)	21,059	21,060
1.40%, 10/29/04 (3)	84,237	84,237
CC USA Inc.
1.30%, 05/04/05 (3) (4)	84,237	84,224
1.61%, 07/29/05 (3) (4)	84,237	84,213
Depfa Bank PLC
1.27%, 06/15/05 (3)	84,237	84,237
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	69,917	69,896
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	67,390	67,385
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	53,912	53,908
1.58%, 04/22/05 (3)	84,237	84,237
K2 USA LLC
1.34%, 08/16/04 (3) (4)	21,059	21,059
1.41%, 09/27/04 (3) (4)	90,976	90,974
1.49%, 06/10/05 (3) (4)	84,237	84,228
1.61%, 07/25/05 (3) (4)	42,119	42,110
Links Finance LLC
1.33%, 04/15/05 (3)	84,237	84,225
1.68%, 04/25/05 (3)	84,237	84,277
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	84,237	84,237
1.63%, 12/09/04 (3)	69,917	69,508

Northern Rock PLC
1.56%, 01/13/05 (3) (4)	80,025	80,025
Permanent Financing PLC
1.31%, 03/10/05 (3)	84,237	84,237
1.32%, 12/10/04 (3)	42,119	42,119
1.34%, 06/10/05 (3)	37,907	37,907
Sigma Finance Inc.
1.35%, 11/15/04 (3)	84,237	84,235
1.52%, 10/07/04 (3)	84,237	84,234
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	69,917	69,914
1.23%, 02/25/05 (3) (4)	47,173	47,167
1.32%, 04/07/05 (3) (4)	30,915	30,913
1.34%, 01/18/05 (3) (4)	37,064	37,063
1.42%, 07/25/05 (3) (4)	84,237	84,229
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	20,866	20,808
1.34%, 09/15/04 (3) (4)	42,119	42,118
1.38%, 07/15/05 (3) (4)	63,178	63,166
1.48%, 06/15/05 (3) (4)	42,119	42,110
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	37,907	37,904
1.33%, 04/15/05 (3) (4)	63,178	63,169
1.33%, 07/05/05 (3) (4)	42,119	42,110
1.34%, 11/15/04 (3) (4)	50,542	50,543
1.35%, 06/15/05 (3) (4)	34,537	34,537
1.40%, 08/26/04 (3) (4)	42,119	42,118
1.55%, 07/11/05 (3) (4)	21,059	21,057

		2,660,023

COMMERCIAL PAPER—0.93%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	42,119	42,103
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	63,178	63,153
1.33%, 08/16/04 (3)	84,237	84,194
1.35%, 08/20/04 (3)	25,271	25,254
1.37%, 08/24/04 (3)	29,483	29,458
Barton Capital Corp.
1.29%, 08/10/04 (3)	42,119	42,107
1.30%, 08/13/04 (3)	34,623	34,610
1.35%, 08/18/04 (3)	21,059	21,047
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	42,119	42,113
Corporate Asset Funding
1.42%, 09/03/04 (3)	25,271	25,239
CRC Funding LLC
1.42%, 09/03/04 (3)	42,119	42,065
Edison Asset Securitization
1.07%, 09/21/04 (3)	42,119	42,056
1.45%, 11/09/04 (3)	84,237	83,901
1.59%, 12/02/04 (3)	84,237	83,783
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	80,025	80,005
1.30%, 08/03/04 (3)	42,119	42,117
1.34%, 08/19/04 (3)	42,119	42,092
1.37%, 08/24/04 (3)	33,695	33,667
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	42,119	41,761

GIRO Funding US Corp.
1.55%, 10/15/04 (3)	55,239	55,063
Grampian Funding LLC
1.26%, 10/22/04 (3)	84,237	84,000
1.44%, 10/27/04 (3)	84,237	83,947
1.59%, 11/30/04 (3)	42,119	41,895
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	42,119	42,103
1.37%, 08/20/04 (3)	56,356	56,317
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	42,119	42,092
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	38,907	38,903
1.36%, 08/23/04 (3)	42,119	42,085
Receivables Capital Corp.
1.30%, 08/12/04 (3)	29,483	29,472
1.34%, 08/16/04 (3)	5,037	5,035
1.35%, 08/18/04 (3)	37,907	37,884
1.35%, 08/19/04 (3)	14,320	14,311
Scaldis Capital LLC
1.34%, 08/16/04 (3)	84,237	84,193
1.37%, 08/20/04 (3)	12,636	12,627
1.40%, 08/25/04 (3)	105,296	105,202
Sydney Capital Corp.
1.25%, 10/22/04 (3)	28,034	27,955
1.31%, 08/12/04 (3)	33,695	33,683
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	44,455	44,439
1.34%, 08/16/04 (3)	23,586	23,574
1.36%, 08/20/04 (3)	63,178	63,135
1.37%, 08/19/04 (3)	23,530	23,515
1.37%, 08/20/04 (3)	10,951	10,943
Windmill Funding Corp.
1.29%, 08/06/04 (3)	105,296	105,281

		2,008,379

TIME DEPOSITS—0.82%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	84,237	84,237
1.33%, 02/10/05 (3)	42,119	42,115
1.39%, 02/02/05 (3)	42,119	42,116
1.39%, 04/08/05 (3)	58,966	58,960
1.40%, 10/25/04 (3)	84,237	84,234
Bank of New York
1.39%, 11/01/04 (3)	84,237	84,235
1.60%, 12/03/04 (3)	21,059	21,056
Bank of Nova Scotia
1.13%, 10/06/04 (3)	84,237	84,237
1.24%, 10/07/04 (3)	63,178	63,177
1.42%, 10/29/04 (3)	63,178	63,179
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	84,237	84,239
1.35%, 06/10/05 (3)	42,119	42,130
1.36%, 06/23/05 (3)	84,237	84,215
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	84,237	84,209
Nordea Bank PLC
2.11%, 06/07/05 (3)	84,237	84,223

Prudential Funding LLC
1.60%, 12/01/04 (3)	42,119	41,892
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	147,415	147,399
1.34%, 02/10/05 (3)	33,695	33,693
1.41%, 11/01/04 (3)	63,178	63,177
1.77%, 05/10/05 (3)	42,119	42,115
1.90%, 05/11/05 (3)	42,119	42,115
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	84,237	84,142
1.11%, 12/17/04 (3)	126,356	125,823
1.13%, 08/09/04 (3)	84,237	84,219
1.14%, 09/29/04 (3)	84,237	84,083

		1,755,220

REPURCHASE AGREEMENTS—0.49%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	219,014	219,014
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	421,186	421,186
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	421,186	421,186

		1,061,386

U.S. GOVERNMENT AGENCY NOTES—0.21%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	33,695	33,675
1.63%, 04/15/05 (3)	58,966	59,099
1.80%, 01/18/05 (3)	39,170	38,839
1.80%, 01/19/05 (3)	42,119	41,761
2.06%, 05/31/05 (3)	41,995	41,269
Federal National Mortgage Association
1.28%, 08/20/04 (3)	109,508	109,438
2.33%, 07/22/05 (3)	126,356	123,467

		447,548

MEDIUM-TERM NOTES—0.14%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	84,237	84,231
1.51%, 02/15/05 (3) (4)	54,754	54,800
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	21,059	21,059
1.48%, 01/18/05 (3) (4)	63,178	63,176
K2 USA LLC
1.46%, 01/12/05 (3) (4)	42,119	42,117
Sigma Finance Inc.
1.24%, 08/06/04 (3)	21,059	21,059
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	21,059	21,057

		307,499
TOTAL SHORT-TERM INVESTMENTS (Cost: $11,069,683)		11,069,683

TOTAL INVESTMENTS IN SECURITIES — 105.13% (Cost: $222,236,612) (7)		226,521,339
Other Assets, Less Liabilities — (5.13%)		(11,053,504)

NET ASSETS — 100.00%		$215,467,835

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $225,034,143. Net unrealized appreciation aggregated $1,487,196, of which $12,405,916 represented gross unrealized appreciation on securities and $10,918,720 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—100.03%

COMMERCIAL SERVICES—0.08%
BearingPoint Inc. (1) (2)	30,190	$249,369

		249,369

COMPUTERS—25.57%
Advanced Digital Information Corp. (1) (2)	12,104	107,968
Affiliated Computer Services Inc. Class A (1) (2)	23,773	1,233,819
Apple Computer Inc. (1)	69,243	2,239,319
Brocade Communications Systems Inc. (1)	49,903	240,532
CACI International Inc. Class A (1)	5,635	231,655
Cadence Design Systems Inc. (1) (2)	52,956	713,317
CIBER Inc. (1) (2)	10,178	76,335
Cognizant Technology Solutions Corp. (1)	24,624	678,391
Computer Sciences Corp. (1)	36,290	1,714,702
Dell Inc. (1)	430,892	15,283,739
DST Systems Inc. (1)	15,048	685,587
Echelon Corp. (1) (2)	6,324	47,114
Electronic Data Systems Corp.	93,749	1,732,482
Electronics For Imaging Inc. (1) (2)	10,473	210,193
EMC Corp. (1)	467,517	5,128,661
Gateway Inc. (1)	45,531	204,889
Henry (Jack) & Associates Inc.	14,638	281,781
Hewlett-Packard Co.	529,463	10,668,679
Hutchinson Technology Inc. (1) (2)	5,081	113,154
Imation Corp. (2)	6,879	228,039
InFocus Corp. (1)	6,954	61,612
Intergraph Corp. (1) (2)	6,994	184,572
International Business Machines Corp.	325,669	28,356,000
Iomega Corp.	10,159	44,598
Kronos Inc. (1) (2)	5,943	261,017
Lexmark International Inc. (1)	25,144	2,225,244
Maxtor Corp. (1) (2)	47,718	223,320
McDATA Corp. Class A (1) (2)	15,938	82,081
McDATA Corp. Class B (1) (2)	4,774	23,106
Mentor Graphics Corp. (1) (2)	13,605	160,539
Mercury Computer Systems Inc. (1) (2)	4,195	99,883
MICROS Systems Inc. (1) (2)	3,537	171,969
M-Systems Flash Disk Pioneers Ltd. (1) (2)	6,107	84,881
NCR Corp. (1)	18,248	847,255
Network Appliance Inc. (1)	67,269	1,298,964
Perot Systems Corp. Class A (1)	14,412	181,879
Quantum Corp. (1) (2)	30,415	74,213
RadiSys Corp. (1) (2)	3,426	42,517
Reynolds & Reynolds Co. (The) Class A (2)	12,517	276,626
SanDisk Corp. (1) (2)	31,281	760,754
Seagate Technology (2)	29,832	342,173
Silicon Graphics Inc. (1) (2)	47,689	72,964
Silicon Storage Technology Inc. (1) (2)	16,116	107,010
Storage Technology Corp. (1)	21,754	542,762
Sun Microsystems Inc. (1)	643,624	2,542,315
SunGard Data Systems Inc. (1)	56,155	1,308,973

Synopsys Inc. (1)	30,061	760,243
Unisys Corp. (1)	64,303	658,463
Western Digital Corp. (1) (2)	40,004	280,428

		83,896,717
ELECTRICAL COMPONENTS & EQUIPMENT—0.07%
Belden CDT Inc. (1) (2)	8,694	169,098
General Cable Corp. (1) (2)	7,280	69,306

		238,404

ELECTRONICS—0.15%
Cymer Inc. (1) (2)	7,154	204,891
Trimble Navigation Ltd. (1)	9,832	273,035

		477,926

ENTERTAINMENT—0.05%
Macrovision Corp. (1)	8,088	175,024

		175,024

INTERNET—4.97%
Agile Software Corp. (1)	8,993	66,908
Akamai Technologies Inc. (1) (2)	20,993	313,425
Ariba Inc. (1)	11,288	98,088
Ask Jeeves Inc. (1) (2)	10,901	317,001
Avocent Corp. (1)	9,512	284,789
Check Point Software Technologies Ltd. (1) (2)	34,840	692,968
CNET Networks Inc. (1) (2)	25,389	231,802
Digital River Inc. (1) (2)	5,779	162,390
E.piphany Inc. (1)	14,544	58,176
EarthLink Inc. (1)	28,275	279,074
Entrust Inc. (1)	10,792	30,110
eResearch Technology Inc. (1) (2)	9,106	226,830
F5 Networks Inc. (1)	5,626	147,345
Internet Security Systems Inc. (1) (2)	8,279	126,834
Interwoven Inc. (1)	7,015	52,753
Keynote Systems Inc. (1)	3,234	42,592
Macromedia Inc. (1)	13,404	270,761
MatrixOne Inc. (1)	9,207	58,557
McAfee Inc. (1)	32,035	575,989
Openwave Systems Inc. (1) (2)	12,254	139,328
PC-Tel Inc. (1)	3,992	40,279
RealNetworks Inc. (1) (2)	21,443	120,939
RSA Security Inc. (1) (2)	11,798	219,679
S1 Corp. (1)	13,211	109,255
SonicWALL Inc. (1)	10,745	71,239
Symantec Corp. (1)	60,164	2,813,269
TIBCO Software Inc. (1)	31,542	223,002
United Online Inc. (1) (2)	9,041	141,040
VeriSign Inc. (1)	48,019	840,813
Verity Inc. (1)	7,280	81,026
Vignette Corp. (1)	56,447	80,719
WatchGuard Technologies Inc. (1)	5,517	29,075
WebMD Corp. (1) (2)	60,465	492,185
webMethods Inc. (1)	10,196	48,635
Yahoo! Inc. (1)	220,954	6,805,383

		16,292,258

MACHINERY—0.23%
Zebra Technologies Corp. Class A (1)	9,191	759,452

		759,452

OFFICE & BUSINESS EQUIPMENT—1.36%
IKON Office Solutions Inc. (2)	28,539	338,758
Imagistics International Inc. (1)	3,170	103,025

Pitney Bowes Inc.	44,625	1,883,175
Xerox Corp. (1)	154,864	2,146,415

		4,471,373

PHARMACEUTICALS—0.01%
Accelrys Inc. (1)	4,618	35,097

		35,097

SEMICONDUCTORS—22.84%
Actel Corp. (1) (2)	4,903	73,643
Advanced Micro Devices Inc. (1) (2)	68,457	855,028
Agere Systems Inc. Class A (1) (2)	155,007	192,209
Agere Systems Inc. Class B (1)	176,092	198,984
Altera Corp. (1)	72,353	1,506,389
Amkor Technology Inc. (1)	17,542	71,045
Analog Devices Inc.	72,591	2,881,863
Applied Materials Inc. (1)	325,675	5,526,705
Applied Micro Circuits Corp. (1)	59,569	214,448
Asyst Technologies Inc. (1)	8,168	47,293
Atmel Corp. (1)	84,902	363,381
ATMI Inc. (1) (2)	5,976	121,671
Axcelis Technologies Inc. (1) (2)	19,085	178,063
Broadcom Corp. Class A (1)	48,966	1,731,438
Brooks Automation Inc. (1) (2)	8,447	121,721
Cirrus Logic Inc. (1) (2)	16,523	100,460
Cohu Inc.	3,815	72,237
Conexant Systems Inc. (1)	89,932	142,992
Credence Systems Corp. (1) (2)	14,717	131,864
Cree Inc. (1) (2)	14,308	320,213
Cypress Semiconductor Corp. (1)	23,932	271,389
DSP Group Inc. (1)	5,546	109,312
DuPont Photomasks Inc. (1) (2)	2,813	45,964
Emulex Corp. (1)	15,710	169,511
ESS Technology Inc. (1) (2)	5,879	40,271
Exar Corp. (1) (2)	7,884	106,197
Fairchild Semiconductor International Inc. Class A (1)	19,485	286,235
Integrated Device Technology Inc. (1) (2)	20,517	234,509
Intel Corp.	1,249,832	30,470,904
International Rectifier Corp. (1) (2)	12,808	502,074
Intersil Corp. Class A (2)	27,025	496,449
KLA-Tencor Corp. (1)	37,981	1,565,197
Kopin Corp. (1)	13,862	53,091
Kulicke & Soffa Industries Inc. (1) (2)	9,849	76,921
Lam Research Corp. (1) (2)	25,801	615,354
Lattice Semiconductor Corp. (1) (2)	20,841	102,121
Linear Technology Corp.	59,810	2,338,571
LSI Logic Corp. (1)	73,561	374,425
LTX Corp. (1)	11,470	93,251
Marvell Technology Group Ltd. (1)	36,784	854,124
Maxim Integrated Products Inc.	62,295	2,996,389
Micrel Inc. (1) (2)	12,932	132,812
Microchip Technology Inc. (2)	40,033	1,159,756
Micron Technology Inc. (1)	117,919	1,595,444
Mindspeed Technologies Inc. (1)	19,519	63,046
Mykrolis Corp. (1)	8,066	80,660
National Semiconductor Corp. (1)	69,445	1,190,982
Novellus Systems Inc. (1)	28,510	769,770
NVIDIA Corp. (1)	30,296	466,558
OmniVision Technologies Inc. (1) (2)	10,540	124,161
Photronics Inc. (1) (2)	5,446	78,804
PMC-Sierra Inc. (1)	34,235	406,712
Power Integrations Inc. (1) (2)	5,849	118,033
QLogic Corp. (1) (2)	17,947	438,804
Rambus Inc. (1)	18,673	313,146

Semtech Corp. (1)	14,621	290,227
Silicon Image Inc. (1) (2)	13,651	163,675
Silicon Laboratories Inc. (1) (2)	6,528	230,373
Siliconix Inc. (1) (2)	1,195	50,931
Skyworks Solutions Inc. (1)	27,555	230,911
Teradyne Inc. (1)	37,567	642,396
Texas Instruments Inc.	334,447	7,133,755
Transmeta Corp. (1) (2)	27,774	31,385
TriQuint Semiconductor Inc. (1) (2)	24,322	98,504
Ultratech Inc. (1) (2)	4,160	51,834
Varian Semiconductor Equipment Associates Inc. (1) (2)	6,963	207,985
Vitesse Semiconductor Corp. (1)	41,317	115,688
Xilinx Inc.	67,153	1,976,313
Zoran Corp. (1) (2)	8,261	146,137

		74,962,708

SOFTWARE—24.54%
Actuate Corp. (1)	11,183	40,259
Adobe Systems Inc.	46,188	1,948,210
Advent Software Inc. (1) (2)	5,978	94,811
Ascential Software Corp. (1)	11,445	140,545
Autodesk Inc.	21,895	880,179
BEA Systems Inc. (1) (2)	74,840	485,712
BMC Software Inc. (1)	43,445	681,218
Borland Software Corp. (1)	15,407	127,416
Cerner Corp. (1) (2)	5,520	248,400
Citrix Systems Inc. (1)	32,970	580,931
Computer Associates International Inc.	90,027	2,272,281
Compuware Corp. (1)	67,078	331,365
Concurrent Computer Corp. (1)	12,193	19,997
Dendrite International Inc. (1) (2)	7,313	109,037
FileNET Corp. (1)	7,563	143,697
Hyperion Solutions Corp. (1) (2)	7,566	310,357
IDX Systems Corp. (1) (2)	4,087	122,733
Informatica Corp. (1) (2)	16,277	98,801
Inter-Tel Inc. (2)	3,848	83,463
Intuit Inc. (1)	34,849	1,304,747
JDA Software Group Inc. (1) (2)	5,612	59,768
Keane Inc. (1) (2)	10,855	160,328
Manugistics Group Inc. (1)	14,001	38,503
Mercury Interactive Corp. (1)	17,854	652,742
Micromuse Inc. (1)	15,107	67,982
Microsoft Corp.	1,966,996	55,980,706
MRO Software Inc. (1)	3,868	41,039
NetIQ Corp. (1) (2)	11,104	105,821
Novell Inc. (1)	74,241	507,808
Oracle Corp. (1)	766,116	8,051,879
Packeteer Inc. (1)	5,991	56,196
Parametric Technology Corp. (1)	52,107	236,566
PeopleSoft Inc. (1)	63,914	1,151,730
Quest Software Inc. (1) (2)	8,661	104,452
Red Hat Inc. (1) (2)	28,409	486,362
Retek Inc. (1)	10,440	42,386
SERENA Software Inc. (1) (2)	5,705	87,857
Siebel Systems Inc. (1)	87,192	702,768
Sybase Inc. (1) (2)	18,791	273,785
Veritas Software Corp. (1)	82,743	1,577,082
Wind River Systems Inc. (1) (2)	13,856	135,789

		80,545,708
TELECOMMUNICATIONS—20.16%
Adaptec Inc. (1)	20,880	156,391
ADC Telecommunications Inc. (1) (2)	155,044	372,106
ADTRAN Inc.	8,341	222,788

Advanced Fibre Communications Inc. (1)	16,953	284,132
Amdocs Ltd. (1)	33,744	732,245
American Tower Corp. Class A (1) (2)	43,288	625,944
Andrew Corp. (1)	28,936	313,956
Arris Group Inc. (1) (2)	12,119	53,263
Aspect Communications Corp. (1)	8,286	70,182
Avaya Inc. (1)	85,886	1,258,230
Black Box Corp. (2)	3,471	131,898
C-COR Inc. (1)	8,127	65,991
CIENA Corp. (1)	110,092	310,459
Cisco Systems Inc. (1)	1,306,539	27,254,404
CommScope Inc. (1) (2)	9,983	205,650
Computer Network Technology Corp. (1) (2)	5,148	26,100
Comverse Technology Inc. (1)	37,878	646,199
Corning Inc. (1)	265,034	3,275,820
Crown Castle International Corp. (1) (2)	43,268	610,944
Extreme Networks Inc. (1) (2)	21,628	117,224
Finisar Corp. (1) (2)	33,179	50,266
Foundry Networks Inc. (1)	22,969	235,662
Harmonic Inc. (1) (2)	12,492	81,323
Harris Corp.	12,823	608,836
InterDigital Communications Corp. (1) (2)	10,670	205,291
JDS Uniphase Corp. (1) (2)	278,067	959,331
Juniper Networks Inc. (1)	95,565	2,194,172
Lucent Technologies Inc. (1) (2)	827,652	2,524,339
Motorola Inc.	452,895	7,214,617
MRV Communications Inc. (1) (2)	19,827	59,778
PanAmSat Corp. (1) (2)	3,539	82,211
Plantronics Inc. (1)	9,243	357,519
Polycom Inc. (1)	19,163	369,463
Powerwave Technologies Inc. (1)	21,594	119,631
QUALCOMM Inc.	156,542	10,813,921
REMEC Inc. (1) (2)	10,482	49,056
RF Micro Devices Inc. (1) (2)	35,971	212,948
Scientific-Atlanta Inc.	29,548	908,601
Sonus Networks Inc. (1)	47,473	241,638
SpectraSite Inc. (1)	8,603	369,929
Stratex Networks Inc. (1)	13,064	32,399
Sycamore Networks Inc. (1)	36,095	134,995
Tekelec (1)	12,131	235,705
Tellabs Inc. (1) (2)	72,986	650,305
3Com Corp. (1)	75,644	372,925
UTStarcom Inc. (1) (2)	19,280	352,053

		66,170,840

TOTAL COMMON STOCKS (Cost: $365,977,164)		328,274,876

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.46%

MONEY MARKET FUNDS—1.65%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	3,415,747	3,415,747
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,775,884	1,775,884
BlackRock Temp Cash Money Market Fund (3)	81,499	81,499

Short-Term Investment Co. - Prime Money Market Portfolio (3)	138,900	138,900

		5,412,030

FLOATING RATE NOTES—1.55%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	96,866	96,852
1.31%, 10/12/04 (3) (4)	80,722	80,720
1.34%, 09/15/04 (3) (4)	161,444	161,442
1.42%, 03/15/05 (3) (4)	80,722	80,762
1.48%, 08/23/04 (3) (4)	80,722	80,726
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	121,083	121,080
1.38%, 11/22/04 (3)	40,361	40,362
1.40%, 10/29/04 (3)	161,444	161,444
CC USA Inc.
1.30%, 05/04/05 (3) (4)	161,444	161,420
1.61%, 07/29/05 (3) (4)	161,444	161,396
Depfa Bank PLC
1.27%, 06/15/05 (3)	161,444	161,444
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	133,998	133,959
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	129,155	129,146
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	103,324	103,317
1.58%, 04/22/05 (3)	161,444	161,444
K2 USA LLC
1.34%, 08/16/04 (3) (4)	40,361	40,361
1.41%, 09/27/04 (3) (4)	174,359	174,356
1.49%, 06/10/05 (3) (4)	161,444	161,427
1.61%, 07/25/05 (3) (4)	80,722	80,706
Links Finance LLC
1.33%, 04/15/05 (3)	161,444	161,421
1.68%, 04/25/05 (3)	161,444	161,521
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	161,444	161,444
1.63%, 12/09/04 (3)	133,998	133,216
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	153,372	153,372
Permanent Financing PLC
1.31%, 03/10/05 (3)	161,444	161,444
1.32%, 12/10/04 (3)	80,722	80,722
1.34%, 06/10/05 (3)	72,650	72,650
Sigma Finance Inc.
1.35%, 11/15/04 (3)	161,444	161,440
1.52%, 10/07/04 (3)	161,444	161,438
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	133,998	133,993
1.23%, 02/25/05 (3) (4)	90,409	90,398
1.32%, 04/07/05 (3) (4)	59,250	59,246
1.34%, 01/18/05 (3) (4)	71,035	71,032
1.42%, 07/25/05 (3) (4)	161,444	161,428
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	39,990	39,880
1.34%, 09/15/04 (3) (4)	80,722	80,720
1.38%, 07/15/05 (3) (4)	121,083	121,060
1.48%, 06/15/05 (3) (4)	80,722	80,706
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	72,650	72,644
1.33%, 04/15/05 (3) (4)	121,083	121,066
1.33%, 07/05/05 (3) (4)	80,722	80,706
1.34%, 11/15/04 (3) (4)	96,866	96,866
1.35%, 06/15/05 (3) (4)	66,192	66,192
1.40%, 08/26/04 (3) (4)	80,722	80,721
1.55%, 07/11/05 (3) (4)	40,361	40,357

		5,098,047

COMMERCIAL PAPER—1.17%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	80,722	80,693
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	121,083	121,035
1.33%, 08/16/04 (3)	161,444	161,360
1.35%, 08/20/04 (3)	48,433	48,400
1.37%, 08/24/04 (3)	56,505	56,458
Barton Capital Corp.
1.29%, 08/10/04 (3)	80,722	80,699
1.30%, 08/13/04 (3)	66,357	66,330
1.35%, 08/18/04 (3)	40,361	40,337
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	80,722	80,710
Corporate Asset Funding
1.42%, 09/03/04 (3)	48,433	48,372
CRC Funding LLC
1.42%, 09/03/04 (3)	80,722	80,620
Edison Asset Securitization
1.07%, 09/21/04 (3)	80,722	80,602
1.45%, 11/09/04 (3)	161,444	160,800
1.59%, 12/02/04 (3)	161,444	160,574
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	153,372	153,334
1.30%, 08/03/04 (3)	80,722	80,719
1.34%, 08/19/04 (3)	80,722	80,671
1.37%, 08/24/04 (3)	64,578	64,524
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	80,722	80,038
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	105,867	105,530
Grampian Funding LLC
1.26%, 10/22/04 (3)	161,444	160,988
1.44%, 10/27/04 (3)	161,444	160,889
1.59%, 11/30/04 (3)	80,722	80,294
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	80,722	80,693
1.37%, 08/20/04 (3)	108,008	107,934
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	80,722	80,671
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	74,568	74,560
1.36%, 08/23/04 (3)	80,722	80,658
Receivables Capital Corp.
1.30%, 08/12/04 (3)	56,505	56,485
1.34%, 08/16/04 (3)	9,654	9,649
1.35%, 08/18/04 (3)	72,650	72,606
1.35%, 08/19/04 (3)	27,445	27,428
Scaldis Capital LLC
1.34%, 08/16/04 (3)	161,444	161,360
1.37%, 08/20/04 (3)	24,217	24,201
1.40%, 08/25/04 (3)	201,805	201,624
Sydney Capital Corp.
1.25%, 10/22/04 (3)	53,729	53,577
1.31%, 08/12/04 (3)	64,578	64,554
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	85,200	85,170
1.34%, 08/16/04 (3)	45,204	45,181
1.36%, 08/20/04 (3)	121,083	121,001
1.37%, 08/19/04 (3)	45,096	45,067
1.37%, 08/20/04 (3)	20,988	20,973

Windmill Funding Corp.
1.29%, 08/06/04 (3)	201,805	201,776

		3,849,145

TIME DEPOSITS—1.03%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	161,444	161,444
1.33%, 02/10/05 (3)	80,722	80,716
1.39%, 02/02/05 (3)	80,722	80,716
1.39%, 04/08/05 (3)	113,011	112,999
1.40%, 10/25/04 (3)	161,444	161,430
Bank of New York
1.39%, 11/01/04 (3)	161,444	161,440
1.60%, 12/03/04 (3)	40,361	40,355
Bank of Nova Scotia
1.13%, 10/06/04 (3)	161,444	161,444
1.24%, 10/07/04 (3)	121,083	121,081
1.42%, 10/29/04 (3)	121,083	121,085
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	161,444	161,447
1.35%, 06/10/05 (3)	80,722	80,744
1.36%, 06/23/05 (3)	161,444	161,401
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	161,444	161,388
Nordea Bank PLC
2.11%, 06/07/05 (3)	161,444	161,417
Prudential Funding LLC
1.60%, 12/01/04 (3)	80,722	80,288
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	282,527	282,495
1.34%, 02/10/05 (3)	64,578	64,572
1.41%, 11/01/04 (3)	121,083	121,080
1.77%, 05/10/05 (3)	80,722	80,716
1.90%, 05/11/05 (3)	80,722	80,716
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	161,444	161,261
1.11%, 12/17/04 (3)	242,166	241,144
1.13%, 08/09/04 (3)	161,444	161,408
1.14%, 09/29/04 (3)	161,444	161,149

		3,363,936

REPURCHASE AGREEMENTS—0.62%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	419,754	419,754
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	807,220	807,220
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	807,220	807,220

		2,034,194

U.S. GOVERNMENT AGENCY NOTES—0.26%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	64,578	64,539
1.63%, 04/15/05 (3)	113,011	113,264
1.80%, 01/18/05 (3)	75,071	74,437
1.80%, 01/19/05 (3)	80,722	80,036
2.06%, 05/31/05 (3)	80,485	79,094
Federal National Mortgage Association
1.28%, 08/20/04 (3)	209,877	209,743
2.33%, 07/22/05 (3)	242,166	236,629

		857,742

MEDIUM-TERM NOTES—0.18%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	161,444	161,433
1.51%, 02/15/05 (3) (4)	104,939	105,027
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	40,361	40,361
1.48%, 01/18/05 (3) (4)	121,083	121,080
K2 USA LLC
1.46%, 01/12/05 (3) (4)	80,722	80,718
Sigma Finance Inc.
1.24%, 08/06/04 (3)	40,361	40,361
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	40,361	40,357

		589,337

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,204,431)		21,204,431

TOTAL INVESTMENTS IN SECURITIES — 106.49% (Cost: $387,181,595) (7)		349,479,307
Other Assets, Less Liabilities — (6.49%)		(21,298,843)

NET ASSETS — 100.00%		$328,180,464

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $416,580,186. Net unrealized depreciation aggregated $67,100,879, of which $19,768,851 represented gross unrealized appreciation on securities and $86,869,730 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.73%

TELECOMMUNICATIONS—99.73%
Alltel Corp.	252,171	$13,112,892
AT&T Corp.	720,549	10,880,290
AT&T Wireless Services Inc. (1)	942,437	13,608,790
BCE Inc. (Canada)	654,215	13,718,889
BellSouth Corp.	821,691	22,259,609
CenturyTel Inc.	321,610	9,966,694
Cincinnati Bell Inc. (1) (2)	501,958	2,027,910
Citizens Communications Co. (1)	535,724	7,714,426
IDT Corp. (1)	49,992	774,876
IDT Corp. Class B (1) (2)	92,454	1,456,150
Level 3 Communications Inc. (1)	10,000	30,300
Nextel Communications Inc. Class A (1)	533,671	12,146,352
Nextel Partners Inc. Class A (1) (2)	136,752	2,197,605
NII Holdings Inc. Class B (1) (2)	81,255	3,089,315
Qwest Communications International Inc. (1)	1,439,945	5,601,386
SBC Communications Inc.	2,137,295	54,159,055
Sprint Corp. (FON Group)	709,474	13,252,974
Telephone & Data Systems Inc. (2)	160,152	12,155,537
United States Cellular Corp. (1) (2)	144,743	5,681,163
Verizon Communications Inc.	1,674,557	64,537,427
Vodafone Group PLC ADR	440,966	9,582,191
Western Wireless Corp. Class A (1) (2)	130,387	3,440,913
Wireless Facilities Inc. (1) (2)	116,763	873,387

		282,268,131
TOTAL COMMON STOCKS (Cost: $292,800,679)		282,268,131

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.45%

MONEY MARKET FUNDS—1.15%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,073,190	2,073,190
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,051,321	1,051,321
BlackRock Temp Cash Money Market Fund (3)	48,248	48,248
Short-Term Investment Co.—Prime Money Market Portfolio (3)	82,229	82,229

		3,254,988

FLOATING RATE NOTES—1.07%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	57,345	57,336
1.31%, 10/12/04 (3) (4)	47,787	47,787
1.34%, 09/15/04 (3) (4)	95,575	95,574
1.42%, 03/15/05 (3) (4)	47,787	47,811
1.48%, 08/23/04 (3) (4)	47,787	47,790
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	71,681	71,670
1.38%, 11/22/04 (3)	23,894	23,894
1.40%, 10/29/04 (3)	95,575	95,574
CC USA Inc.
1.30%, 05/04/05 (3) (4)	95,575	95,560
1.61%, 07/29/05 (3) (4)	95,575	95,546
Depfa Bank PLC
1.27%, 06/15/05 (3)	95,575	95,575
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	79,327	79,303
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	76,460	76,454
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	61,168	61,164
1.58%, 04/22/05 (3)	95,575	95,575
K2 USA LLC
1.34%, 08/16/04 (3) (4)	23,894	23,894
1.41%, 09/27/04 (3) (4)	103,221	103,218
1.49%, 06/10/05 (3) (4)	95,575	95,565
1.61%, 07/25/05 (3) (4)	47,787	47,778
Links Finance LLC
1.33%, 04/15/05 (3)	95,575	95,561
1.68%, 04/25/05 (3)	95,575	95,620
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	95,575	95,575
1.63%, 12/09/04 (3)	79,327	78,864
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	90,796	90,796
Permanent Financing PLC
1.31%, 03/10/05 (3)	95,575	95,575
1.32%, 12/10/04 (3)	47,787	47,787
1.34%, 06/10/05 (3)	43,009	43,009
Sigma Finance Inc.
1.35%, 11/15/04 (3)	95,575	95,573
1.52%, 10/07/04 (3)	95,575	95,572
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	79,327	79,324
1.23%, 02/25/05 (3) (4)	53,522	53,516
1.32%, 04/07/05 (3) (4)	35,076	35,074
1.34%, 01/18/05 (3) (4)	42,053	42,051
1.42%, 07/25/05 (3) (4)	95,575	95,565
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	23,674	23,608
1.34%, 09/15/04 (3) (4)	47,787	47,786
1.38%, 07/15/05 (3) (4)	71,681	71,667
1.48%, 06/15/05 (3) (4)	47,787	47,778
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	43,009	43,005
1.33%, 04/15/05 (3) (4)	71,681	71,671
1.33%, 07/05/05 (3) (4)	47,787	47,778
1.34%, 11/15/04 (3) (4)	57,345	57,345
1.35%, 06/15/05 (3) (4)	39,186	39,186
1.40%, 08/26/04 (3) (4)	47,787	47,787
1.55%, 07/11/05 (3) (4)	23,894	23,891

		3,018,032

COMMERCIAL PAPER—0.80%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	47,787	47,770
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	71,681	71,653
1.33%, 08/16/04 (3)	95,575	95,525
1.35%, 08/20/04 (3)	28,672	28,653
1.37%, 08/24/04 (3)	33,451	33,423
Barton Capital Corp.
1.29%, 08/10/04 (3)	47,787	47,774
1.30%, 08/13/04 (3)	39,283	39,267
1.35%, 08/18/04 (3)	23,894	23,879
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	47,787	47,780
Corporate Asset Funding
1.42%, 09/03/04 (3)	28,672	28,637
CRC Funding LLC
1.42%, 09/03/04 (3)	47,787	47,728
Edison Asset Securitization
1.07%, 09/21/04 (3)	47,787	47,717
1.45%, 11/09/04 (3)	95,575	95,194
1.59%, 12/02/04 (3)	95,575	95,060
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	90,796	90,773
1.30%, 08/03/04 (3)	47,787	47,786
1.34%, 08/19/04 (3)	47,787	47,757
1.37%, 08/24/04 (3)	38,230	38,198
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	47,787	47,382
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	62,673	62,473
Grampian Funding LLC
1.26%, 10/22/04 (3)	95,575	95,305
1.44%, 10/27/04 (3)	95,575	95,246
1.59%, 11/30/04 (3)	47,787	47,534
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	47,787	47,770
1.37%, 08/20/04 (3)	63,940	63,897
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	47,787	47,757
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	44,144	44,139
1.36%, 08/23/04 (3)	47,787	47,749
Receivables Capital Corp.
1.30%, 08/12/04 (3)	33,451	33,439
1.34%, 08/16/04 (3)	5,715	5,712
1.35%, 08/18/04 (3)	43,009	42,983
1.35%, 08/19/04 (3)	16,248	16,237
Scaldis Capital LLC
1.34%, 08/16/04 (3)	95,575	95,525
1.37%, 08/20/04 (3)	14,336	14,326
1.40%, 08/25/04 (3)	119,468	119,361
Sydney Capital Corp.
1.25%, 10/22/04 (3)	31,807	31,718
1.31%, 08/12/04 (3)	38,230	38,216

Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	50,439	50,420
1.34%, 08/16/04 (3)	26,761	26,747
1.36%, 08/20/04 (3)	71,681	71,632
1.37%, 08/19/04 (3)	26,697	26,680
1.37%, 08/20/04 (3)	12,425	12,416
Windmill Funding Corp.
1.29%, 08/06/04 (3)	119,468	119,451

		2,278,689
TIME DEPOSITS—0.70%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	95,575	95,575
1.33%, 02/10/05 (3)	47,787	47,784
1.39%, 02/02/05 (3)	47,787	47,784
1.39%, 04/08/05 (3)	66,902	66,895
1.40%, 10/25/04 (3)	95,575	95,571
Bank of New York
1.39%, 11/01/04 (3)	95,575	95,572
1.60%, 12/03/04 (3)	23,894	23,890
Bank of Nova Scotia
1.13%, 10/06/04 (3)	95,575	95,575
1.24%, 10/07/04 (3)	71,681	71,680
1.42%, 10/29/04 (3)	71,681	71,682
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	95,575	95,577
1.35%, 06/10/05 (3)	47,787	47,800
1.36%, 06/23/05 (3)	95,575	95,549
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	95,575	95,542
Nordea Bank PLC
2.11%, 06/07/05 (3)	95,575	95,559
Prudential Funding LLC
1.60%, 12/01/04 (3)	47,787	47,530
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	167,256	167,237
1.34%, 02/10/05 (3)	38,230	38,227
1.41%, 11/01/04 (3)	71,681	71,680
1.77%, 05/10/05 (3)	47,787	47,784
1.90%, 05/11/05 (3)	47,787	47,784
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	95,575	95,467
1.11%, 12/17/04 (3)	143,362	142,756
1.13%, 08/09/04 (3)	95,575	95,554
1.14%, 09/29/04 (3)	95,575	95,400

		1,991,454

REPURCHASE AGREEMENTS—0.43%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	248,494	248,494
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	477,873	477,873
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	477,873	477,873

		1,204,240

U.S. GOVERNMENT AGENCY NOTES—0.18%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	38,230	38,207
1.63%, 04/15/05 (3)	66,902	67,052
1.80%, 01/18/05 (3)	44,442	44,067
1.80%, 01/19/05 (3)	47,787	47,381
2.06%, 05/31/05 (3)	47,647	46,823
Federal National Mortgage Association
1.28%, 08/20/04 (3)	124,247	124,168
2.33%, 07/22/05 (3)	143,362	140,084

		507,782

MEDIUM-TERM NOTES—0.12%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	95,575	95,568
1.51%, 02/15/05 (3) (4)	62,124	62,176
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	23,894	23,894
1.48%, 01/18/05 (3) (4)	71,681	71,679
K2 USA LLC
1.46%, 01/12/05 (3) (4)	47,787	47,785
Sigma Finance Inc.
1.24%, 08/06/04 (3)	23,894	23,894
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	23,894	23,891

		348,887

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,604,072)		12,604,072

TOTAL INVESTMENTS IN SECURITIES —104.18% (Cost: $305,404,751) (7)		294,872,203
Other Assets, Less Liabilities — (4.18%)		(11,826,605)

NET ASSETS — 100.00%		$283,045,598

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $309,626,759. Net unrealized depreciation aggregated $14,754,556, of which $3,834,809 represented gross unrealized appreciation on securities and $18,589,365 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.87%

ELECTRIC—87.76%
AES Corp. (The) (1)	767,015	$7,401,695
Allegheny Energy Inc. (1) (2)	160,946	2,388,439
Alliant Energy Corp.	141,557	3,667,742
Ameren Corp.	232,066	10,371,029
American Electric Power Co. Inc. (2)	502,642	15,637,193
Aquila Inc. (1)	248,665	815,621
Avista Corp.	57,755	1,007,825
Black Hills Corp.	41,083	1,134,712
Calpine Corp. (1) (2)	527,353	2,035,583
CenterPoint Energy Inc. (2)	344,535	4,000,051
Cinergy Corp.	213,056	8,149,392
Cleco Corp. (2)	60,262	1,039,519
CMS Energy Corp. (1) (2)	207,289	1,871,820
Consolidated Edison Inc. (2)	306,122	12,541,818
Constellation Energy Group Inc.	214,103	8,253,671
Dominion Resources Inc.	414,791	26,322,637
DPL Inc. (2)	120,417	2,402,319
DTE Energy Co. (2)	220,388	8,852,986
Duke Energy Corp.	1,162,188	24,987,042
Duquesne Light Holdings Inc. (2)	96,559	1,831,724
Edison International	380,240	10,190,432
El Paso Electric Co. (1)	60,307	907,620
Energy East Corp.	186,142	4,534,419
Entergy Corp.	292,541	16,821,107
Exelon Corp.	839,630	29,303,087
FirstEnergy Corp.	419,029	16,384,034
FPL Group Inc.	215,917	14,537,692
Great Plains Energy Inc. (2)	94,124	2,700,418
Hawaiian Electric Industries Inc. (2)	101,878	2,600,945
IDACORP Inc. (2)	48,370	1,330,175
MDU Resources Group Inc.	137,351	3,358,232
NiSource Inc.	334,737	6,929,056
Northeast Utilities	162,228	3,033,664
NRG Energy Inc. (1)	106,908	2,842,684
NSTAR	67,226	3,146,177
OGE Energy Corp. (2)	111,063	2,764,358
Pepco Holdings Inc.	218,807	3,938,526
PG&E Corp. (1)	476,007	13,585,240
Pinnacle West Capital Corp.	116,088	4,701,564
PNM Resources Inc. (2)	76,859	1,601,742
PPL Corp.	225,937	10,472,180
Progress Energy Inc. (2)	313,274	13,201,366
Public Service Enterprise Group Inc.	300,609	11,723,751
Puget Energy Inc.	125,825	2,717,820
Reliant Energy Inc. (1) (2)	355,069	3,508,082
SCANA Corp.	127,639	4,674,140

Sierra Pacific Resources Corp. (1) (2)	148,486	1,220,555
Southern Co. (The)	937,013	27,435,741
TECO Energy Inc. (2)	239,575	3,090,517
Texas Genco Holdings Inc.	19,339	897,136
TXU Corp.	411,419	16,316,877
UniSource Energy Corp. (2)	40,542	1,000,982
Westar Energy Inc.	108,397	2,186,367
Wisconsin Energy Corp.	150,238	4,830,152
WPS Resources Corp. (2)	47,037	2,158,528
Xcel Energy Inc. (2)	507,373	8,676,078

		404,034,262

GAS—8.91%
AGL Resources Inc.	75,431	2,228,986
Atmos Energy Corp. (2)	77,288	1,945,339
Energen Corp.	41,494	1,964,741
KeySpan Corp.	203,533	7,325,153
New Jersey Resources Corp. (2)	34,921	1,419,539
Nicor Inc. (2)	55,843	1,848,962
Northwest Natural Gas Co. (2)	34,724	1,020,191
NUI Corp. (2)	20,176	267,735
ONEOK Inc. (2)	121,574	2,553,054
Peoples Energy Corp. (2)	47,584	1,855,776
Piedmont Natural Gas Co. (2)	45,286	1,868,047
Sempra Energy	256,705	9,177,204
Southern Union Co. (1) (2)	68,969	1,373,173
UGI Corp.	64,352	2,084,361
Vectren Corp.	96,164	2,380,059
WGL Holdings Inc.	61,652	1,691,731

		41,004,051

PIPELINES—2.70%
Dynegy Inc. Class A (1) (2)	357,505	1,501,521
Equitable Resources Inc.	79,420	4,072,658
National Fuel Gas Co. (2)	98,478	2,515,128
Questar Corp.	106,469	4,363,100

		12,452,407

WATER—0.50%
Aqua America Inc.	117,685	2,288,973

		2,288,973
TOTAL COMMON STOCKS (Cost: $423,866,429)		459,779,693

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.06%

MONEY MARKET FUNDS—3.27%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	9,360,093	9,360,093
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	5,068,498	5,068,498
BlackRock Temp Cash Money Market Fund (3)	232,605	232,605
Short-Term Investment Co. - Prime Money Market Portfolio (3)	396,430	396,430

		15,057,626

FLOATING RATE NOTES—3.16%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	276,464	276,422
1.31%, 10/12/04 (3) (4)	230,386	230,382
1.34%, 09/15/04 (3) (4)	460,773	460,767
1.42%, 03/15/05 (3) (4)	230,386	230,501
1.48%, 08/23/04 (3) (4)	230,386	230,397
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	345,579	345,570
1.38%, 11/22/04 (3)	115,193	115,196
1.40%, 10/29/04 (3)	460,773	460,770
CC USA Inc.
1.30%, 05/04/05 (3) (4)	460,773	460,704
1.61%, 07/29/05 (3) (4)	460,773	460,635
Depfa Bank PLC
1.27%, 06/15/05 (3)	460,773	460,773
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	382,441	382,327
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	368,618	368,591
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	294,894	294,875
1.58%, 04/22/05 (3)	460,773	460,773
K2 USA LLC
1.34%, 08/16/04 (3) (4)	115,193	115,192
1.41%, 09/27/04 (3) (4)	497,634	497,623
1.49%, 06/10/05 (3) (4)	460,773	460,724
1.61%, 07/25/05 (3) (4)	230,386	230,341
Links Finance LLC
1.33%, 04/15/05 (3)	460,773	460,708
1.68%, 04/25/05 (3)	460,773	460,991
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	460,773	460,773
1.63%, 12/09/04 (3)	382,441	380,207
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	437,734	437,734
Permanent Financing PLC
1.31%, 03/10/05 (3)	460,773	460,773
1.32%, 12/10/04 (3)	230,386	230,386
1.34%, 06/10/05 (3)	207,348	207,348
Sigma Finance Inc.
1.35%, 11/15/04 (3)	460,773	460,762
1.52%, 10/07/04 (3)	460,773	460,756
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	382,441	382,426
1.23%, 02/25/05 (3) (4)	258,033	258,003
1.32%, 04/07/05 (3) (4)	169,104	169,092
1.34%, 01/18/05 (3) (4)	202,740	202,730
1.42%, 07/25/05 (3) (4)	460,773	460,727
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	114,133	113,818
1.34%, 09/15/04 (3) (4)	230,386	230,381
1.38%, 07/15/05 (3) (4)	345,579	345,513
1.48%, 06/15/05 (3) (4)	230,386	230,340
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	207,348	207,332
1.33%, 04/15/05 (3) (4)	345,579	345,531

1.33%, 07/05/05 (3) (4)	230,386	230,340
1.34%, 11/15/04 (3) (4)	276,464	276,464
1.35%, 06/15/05 (3) (4)	188,917	188,917
1.40%, 08/26/04 (3) (4)	230,386	230,384
1.55%, 07/11/05 (3) (4)	115,193	115,181

		14,550,180

COMMERCIAL PAPER—2.39%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	230,386	230,302
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	345,579	345,442
1.33%, 08/16/04 (3)	460,773	460,534
1.35%, 08/20/04 (3)	138,232	138,138
1.37%, 08/24/04 (3)	161,270	161,135
Barton Capital Corp.
1.29%, 08/10/04 (3)	230,386	230,320
1.30%, 08/13/04 (3)	189,387	189,311
1.35%, 08/18/04 (3)	115,193	115,124
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	230,386	230,353
Corporate Asset Funding
1.42%, 09/03/04 (3)	138,232	138,057
CRC Funding LLC
1.42%, 09/03/04 (3)	230,386	230,095
Edison Asset Securitization
1.07%, 09/21/04 (3)	230,386	230,044
1.45%, 11/09/04 (3)	460,773	458,936
1.59%, 12/02/04 (3)	460,773	458,290
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	437,734	437,625
1.30%, 08/03/04 (3)	230,386	230,378
1.34%, 08/19/04 (3)	230,386	230,240
1.37%, 08/24/04 (3)	184,309	184,155
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	230,386	228,433
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	302,152	301,189
Grampian Funding LLC
1.26%, 10/22/04 (3)	460,773	459,471
1.44%, 10/27/04 (3)	460,773	459,187
1.59%, 11/30/04 (3)	230,386	229,165
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	230,386	230,303
1.37%, 08/20/04 (3)	308,261	308,050
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	230,386	230,239
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	212,822	212,799
1.36%, 08/23/04 (3)	230,386	230,203
Receivables Capital Corp.
1.30%, 08/12/04 (3)	161,270	161,212
1.34%, 08/16/04 (3)	27,554	27,540
1.35%, 08/18/04 (3)	207,348	207,224
1.35%, 08/19/04 (3)	78,331	78,281
Scaldis Capital LLC
1.34%, 08/16/04 (3)	460,773	460,532
1.37%, 08/20/04 (3)	69,116	69,069
1.40%, 08/25/04 (3)	575,966	575,450

Sydney Capital Corp.
1.25%, 10/22/04 (3)	153,345	152,914
1.31%, 08/12/04 (3)	184,309	184,242
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	243,168	243,080
1.34%, 08/16/04 (3)	129,016	128,949
1.36%, 08/20/04 (3)	345,579	345,345
1.37%, 08/19/04 (3)	128,708	128,624
1.37%, 08/20/04 (3)	59,900	59,859
Windmill Funding Corp.
1.29%, 08/06/04 (3)	575,966	575,883

		10,985,722

TIME DEPOSITS—2.09%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	460,773	460,773
1.33%, 02/10/05 (3)	230,386	230,368
1.39%, 02/02/05 (3)	230,386	230,369
1.39%, 04/08/05 (3)	322,541	322,508
1.40%, 10/25/04 (3)	460,773	460,750
Bank of New York
1.39%, 11/01/04 (3)	460,773	460,761
1.60%, 12/03/04 (3)	115,193	115,173
Bank of Nova Scotia
1.13%, 10/06/04 (3)	460,773	460,773
1.24%, 10/07/04 (3)	345,579	345,573
1.42%, 10/29/04 (3)	345,579	345,586
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	460,773	460,783
1.35%, 06/10/05 (3)	230,386	230,448
1.36%, 06/23/05 (3)	460,773	460,649
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	460,773	460,614
Nordea Bank PLC
2.11%, 06/07/05 (3)	460,773	460,696
Prudential Funding LLC
1.60%, 12/01/04 (3)	230,386	229,148
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	806,352	806,262
1.34%, 02/10/05 (3)	184,309	184,294
1.41%, 11/01/04 (3)	345,579	345,571
1.77%, 05/10/05 (3)	230,386	230,369
1.90%, 05/11/05 (3)	230,386	230,369
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	460,773	460,252
1.11%, 12/17/04 (3)	691,159	688,239
1.13%, 08/09/04 (3)	460,773	460,671
1.14%, 09/29/04 (3)	460,773	459,930

		9,600,929

REPURCHASE AGREEMENTS—1.26%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	1,198,009	1,198,009
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	2,303,863	2,303,863
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	2,303,863	2,303,863

		5,805,735

U.S. GOVERNMENT AGENCY NOTES—0.53%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	184,309	184,198
1.63%, 04/15/05 (3)	322,541	323,264
1.80%, 01/18/05 (3)	214,259	212,449
1.80%, 01/19/05 (3)	230,386	228,428
2.06%, 05/31/05 (3)	229,709	225,740
Federal National Mortgage Association
1.28%, 08/20/04 (3)	599,004	598,621
2.33%, 07/22/05 (3)	691,159	675,357

		2,448,057

MEDIUM-TERM NOTES—0.36%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	460,773	460,740
1.51%, 02/15/05 (3) (4)	299,502	299,754
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	115,193	115,193
1.48%, 01/18/05 (3) (4)	345,579	345,571
K2 USA LLC
1.46%, 01/12/05 (3) (4)	230,386	230,377
Sigma Finance Inc.
1.24%, 08/06/04 (3)	115,193	115,194
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	115,193	115,181

		1,682,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,130,259)		60,130,259

TOTAL INVESTMENTS IN SECURITIES — 112.93% (Cost: $483,996,688) (7)		519,909,952
Other Assets, Less Liabilities — (12.93%)		(59,524,911)

NET ASSETS — 100.00%		$460,385,041

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $494,526,909. Net unrealized appreciation aggregated $25,383,043, of which $46,750,593 represented gross unrealized appreciation on securities and $21,367,550 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.81%

BANKS—44.44%
AMCORE Financial Inc. (1)	1,537	$43,420
AmSouth Bancorp	22,757	558,229
Associated Bancorp (1)	6,604	198,846
BancorpSouth Inc. (1)	4,688	99,011
Bank of America Corp.	131,629	11,189,781
Bank of Hawaii Corp.	3,439	154,514
Bank of New York Co. Inc. (The)	50,179	1,441,643
Banknorth Group Inc.	11,081	353,595
BB&T Corp. (1)	35,794	1,386,302
Cathay General Bancorp	1,512	101,319
Charter One Financial Inc.	14,462	642,257
Chittenden Corp. (1)	2,390	81,188
Citizens Banking Corp.	2,352	73,853
City National Corp.	2,699	174,085
Colonial BancGroup Inc. (The)	8,147	157,156
Comerica Inc.	10,340	604,580
Commerce Bancorp Inc. (1)	5,027	253,059
Commerce Bancshares Inc.	4,065	189,470
Community First Bankshares Inc.	2,365	76,153
Compass Bancshares Inc.	7,899	348,267
Cullen/Frost Bankers Inc.	3,312	142,482
East West Bancorp Inc.	3,208	108,174
Fifth Third Bancorp	30,660	1,513,378
First Bancorp (1)	2,379	100,989
First Horizon National Corp.	7,972	345,586
First Midwest Bancorp Inc. (1)	3,043	102,762
First National Bankshares of Florida (1)	3,072	54,651
FirstMerit Corp. (1)	4,670	121,140
FNB Corp. (1)	2,983	60,048
Fremont General Corp. (1)	4,398	82,594
Fulton Financial Corp. (1)	8,247	169,146
Greater Bay Bancorp (1)	3,299	86,929
Hibernia Corp. Class A	9,997	252,924
Hudson United Bancorp	2,910	99,667
Huntington Bancshares Inc.	13,962	341,511
Investors Financial Services Corp. (1)	4,301	196,470
KeyCorp (1)	26,429	797,627
M&T Bank Corp.	5,929	552,761
Marshall & Ilsley Corp.	13,277	509,970
Mellon Financial Corp.	27,339	751,276
Mercantile Bankshares Corp.	5,112	232,136
National City Corp.	38,988	1,423,075
National Commerce Financial Corp.	13,127	426,627
North Fork Bancorp Inc. (1)	11,073	432,401
Northern Trust Corp.	13,339	535,294

Old National Bancorp	4,318	102,768
Pacific Capital Bancorp	2,819	78,143
Park National Corp. (1)	726	85,465
PNC Financial Services Group	18,171	919,453
Popular Inc.	15,710	357,245
Provident Bankshares Corp. (1)	2,122	63,427
Regions Financial Corp.	29,705	881,941
Republic Bancorp Inc. (1)	4,166	61,032
Silicon Valley Bancshares (1) (2)	2,266	82,958
Sky Financial Group Inc.	6,824	159,340
South Financial Group Inc. (The) (1)	4,446	120,442
SouthTrust Corp.	21,452	832,123
Southwest Bancorp of Texas Inc. (1)	4,146	84,371
State Street Corp.	21,645	926,622
Sterling Bancshares Inc. (1)	2,912	37,972
SunTrust Banks Inc.	17,326	1,142,650
Susquehanna Bancshares Inc.	3,041	70,764
Synovus Financial Corp.	16,405	417,835
TCF Financial Corp. (1)	4,317	260,747
Texas Regional Bancshares Inc. Class A (1)	1,922	85,510
TrustCo Bank Corp. NY (1)	4,903	61,974
Trustmark Corp. (1)	3,299	94,846
U.S. Bancorp	122,394	3,463,750
UCBH Holdings Inc. (1)	2,931	114,573
UnionBanCal Corp.	3,177	184,425
United Bancshares Inc. (1)	2,652	83,591
Valley National Bancorp (1)	6,331	157,515
W Holding Co. Inc.	5,137	84,760
Wachovia Corp.	84,899	3,761,875
Wells Fargo & Co.	108,960	6,255,394
Westamerica Bancorp (1)	2,042	103,591
Whitney Holding Corp. (1)	2,598	106,154
Wilmington Trust Corp. (1)	4,305	150,244
Zions Bancorporation	5,756	348,238

		49,308,084

COMMERCIAL SERVICES—0.20%
Alliance Data Systems Corp. (2)	2,876	114,206
MoneyGram International Inc. (2)	5,713	106,833

		221,039

COMPUTERS—0.10%
BISYS Group Inc. (The) (1) (2)	7,694	105,023

		105,023

DIVERSIFIED FINANCIAL SERVICES—49.09%
Affiliated Managers Group Inc. (1) (2)	1,897	87,091
American Express Co.	73,136	3,675,084
AmeriCredit Corp. (1) (2)	10,183	194,495
Ameritrade Holding Corp. (2)	18,192	201,749
Bear Stearns Companies Inc. (The)	6,764	564,253
Capital One Financial Corp.	15,493	1,073,975
CapitalSource Inc. (1) (2)	4,294	92,836
Chicago Mercantile Exchange Holdings Inc. (1)	1,764	221,382
CIT Group Inc.	13,644	474,265
Citigroup Inc.	333,875	14,720,549
Countrywide Financial Corp.	18,029	1,299,891
Doral Financial Corp.	6,028	236,599
E*TRADE Financial Corp. (2)	23,501	260,156

Eaton Vance Corp. (1)	3,867	146,714
Edwards (A.G.) Inc.	5,132	166,790
Federal Home Loan Mortgage Corp.	44,462	2,859,351
Federal National Mortgage Association	56,427	4,004,060
Federated Investors Inc. Class B	6,176	173,607
Franklin Resources Inc.	9,037	436,035
Goldman Sachs Group Inc. (The)	26,614	2,347,089
IndyMac Bancorp Inc. (1)	3,700	122,914
Investment Technology Group Inc. (1) (2)	2,762	36,293
Janus Capital Group Inc.	15,493	205,437
Jefferies Group Inc.	3,200	100,288
JP Morgan Chase & Co.	230,064	8,588,289
Knight Trading Group Inc. (1) (2)	7,167	60,991
LaBranche & Co. Inc. (1) (2)	1,783	14,603
Legg Mason Inc.	4,283	336,387
Lehman Brothers Holdings Inc.	17,869	1,252,617
MBNA Corp.	72,911	1,800,173
Merrill Lynch & Co. Inc.	56,882	2,828,173
Morgan Stanley	64,738	3,193,526
New Century Financial Corp. (1)	2,179	102,522
Piper Jaffray Companies Inc. (1) (2)	1,313	53,505
Providian Financial Corp. (2)	18,895	261,507
Raymond James Financial Inc. (1)	3,799	88,783
Schwab (Charles) Corp. (The)	67,114	589,261
SLM Corp.	28,287	1,072,643
SWS Group Inc.	837	11,467
T. Rowe Price Group Inc.	8,178	377,987
W.P. Stewart & Co. Ltd. (1)	1,485	28,972
Waddell & Reed Financial Inc. Class A (1)	5,277	102,479

		54,464,788

INSURANCE—0.63%
Principal Financial Group Inc.	20,630	701,214

		701,214

INTERNET—0.04%
NetBank Inc. (1)	2,905	31,200
Safeguard Scientifics Inc. (1) (2)	7,979	15,160

		46,360

SAVINGS & LOANS—5.14%
Anchor BanCorp Wisconsin Inc.	1,435	36,506
Astoria Financial Corp.	4,549	155,394
Commercial Federal Corp.	2,608	68,669
Dime Community Bancshares	2,170	36,065
Downey Financial Corp.	1,343	72,186
First Niagara Financial Group Inc. (1)	5,079	61,913
FirstFed Financial Corp. (2)	1,068	48,391
Golden West Financial Corp.	8,419	900,075
GreenPoint Financial Corp.	7,251	294,608
Harbor Florida Bancshares Inc. (1)	1,457	41,947
Hudson City Bancorp Inc. (1)	4,462	154,653
Independence Community Bank Corp.	5,014	187,223
MAF Bancorp Inc. (1)	2,001	80,340
New York Community Bancorp Inc. (1)	15,538	298,951
OceanFirst Financial Corp. (1)	595	13,774
People’s Bank (1)	6,016	189,564
PFF Bancorp Inc.	851	31,249
Provident Financial Services Inc.	5,000	88,253

Sovereign Bancorp Inc. (1)	22,095	481,008
Washington Federal Inc. (1)	5,115	128,131
Washington Mutual Inc.	55,862	2,167,446
Webster Financial Corp.	3,444	161,592

		5,697,938

SOFTWARE—0.17%
SEI Investments Co. (1)	4,464	136,911
Total System Services Inc. (1)	2,471	56,191

		193,102
TOTAL COMMON STOCKS (Cost: $105,805,786)		110,737,548

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.93%

MONEY MARKET FUNDS—1.51%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,057,276	1,057,276
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	551,779	551,779
BlackRock Temp Cash Money Market Fund (3)	25,322	25,322
Short-Term Investment Co. — Prime Money Market Portfolio (3)	43,157	43,157

		1,677,534

FLOATING RATE NOTES—1.43%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	30,097	30,093
1.31%, 10/12/04 (3) (4)	25,081	25,080
1.34%, 09/15/04 (3) (4)	50,162	50,161
1.42%, 03/15/05 (3) (4)	25,081	25,094
1.48%, 08/23/04 (3) (4)	25,081	25,082
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	37,621	37,620
1.38%, 11/22/04 (3)	12,540	12,541
1.40%, 10/29/04 (3)	50,162	50,161
CC USA Inc.
1.30%, 05/04/05 (3) (4)	50,162	50,154
1.61%, 07/29/05 (3) (4)	50,162	50,147
Depfa Bank PLC
1.27%, 06/15/05 (3)	50,162	50,162
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	41,634	41,622
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	40,129	40,126
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	32,104	32,101
1.58%, 04/22/05 (3)	50,162	50,162
K2 USA LLC
1.34%, 08/16/04 (3) (4)	12,540	12,540
1.41%, 09/27/04 (3) (4)	54,175	54,173
1.49%, 06/10/05 (3) (4)	50,162	50,156

1.61%, 07/25/05 (3) (4)	25,081	25,076
Links Finance LLC
1.33%, 04/15/05 (3)	50,162	50,155
1.68%, 04/25/05 (3)	50,162	50,186
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	50,162	50,162
1.63%, 12/09/04 (3)	41,634	41,391
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	47,654	47,654
Permanent Financing PLC
1.31%, 03/10/05 (3)	50,162	50,162
1.32%, 12/10/04 (3)	25,081	25,081
1.34%, 06/10/05 (3)	22,573	22,573
Sigma Finance Inc.
1.35%, 11/15/04 (3)	50,162	50,161
1.52%, 10/07/04 (3)	50,162	50,160
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	41,634	41,633
1.23%, 02/25/05 (3) (4)	28,091	28,087
1.32%, 04/07/05 (3) (4)	18,409	18,409
1.34%, 01/18/05 (3) (4)	22,071	22,070
1.42%, 07/25/05 (3) (4)	50,162	50,157
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	12,425	12,391
1.34%, 09/15/04 (3) (4)	25,081	25,080
1.38%, 07/15/05 (3) (4)	37,621	37,614
1.48%, 06/15/05 (3) (4)	25,081	25,076
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	22,573	22,571
1.33%, 04/15/05 (3) (4)	37,621	37,616
1.33%, 07/05/05 (3) (4)	25,081	25,076
1.34%, 11/15/04 (3) (4)	30,097	30,097
1.35%, 06/15/05 (3) (4)	20,566	20,567
1.40%, 08/26/04 (3) (4)	25,081	25,081
1.55%, 07/11/05 (3) (4)	12,540	12,540

		1,584,001

COMMERCIAL PAPER—1.08%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	25,081	25,072
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	37,621	37,606
1.33%, 08/16/04 (3)	50,162	50,136
1.35%, 08/20/04 (3)	15,049	15,038
1.37%, 08/24/04 (3)	17,557	17,542
Barton Capital Corp.
1.29%, 08/10/04 (3)	25,081	25,074
1.30%, 08/13/04 (3)	20,617	20,609
1.35%, 08/18/04 (3)	12,540	12,533
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	25,081	25,077
Corporate Asset Funding
1.42%, 09/03/04 (3)	15,049	15,030
CRC Funding LLC
1.42%, 09/03/04 (3)	25,081	25,050
Edison Asset Securitization
1.07%, 09/21/04 (3)	25,081	25,044
1.45%, 11/09/04 (3)	50,162	49,962

1.59%, 12/02/04 (3)	50,162	49,891
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	47,654	47,642
1.30%, 08/03/04 (3)	25,081	25,080
1.34%, 08/19/04 (3)	25,081	25,065
1.37%, 08/24/04 (3)	20,065	20,048
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	25,081	24,869
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	32,894	32,789
Grampian Funding LLC
1.26%, 10/22/04 (3)	50,162	50,020
1.44%, 10/27/04 (3)	50,162	49,989
1.59%, 11/30/04 (3)	25,081	24,948
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	25,081	25,072
1.37%, 08/20/04 (3)	33,559	33,536
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	25,081	25,065
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	23,169	23,167
1.36%, 08/23/04 (3)	25,081	25,061
Receivables Capital Corp.
1.30%, 08/12/04 (3)	17,557	17,550
1.34%, 08/16/04 (3)	3,000	2,999
1.35%, 08/18/04 (3)	22,573	22,559
1.35%, 08/19/04 (3)	8,527	8,522
Scaldis Capital LLC
1.34%, 08/16/04 (3)	50,162	50,136
1.37%, 08/20/04 (3)	7,524	7,520
1.40%, 08/25/04 (3)	62,702	62,646
Sydney Capital Corp.
1.25%, 10/22/04 (3)	16,694	16,647
1.31%, 08/12/04 (3)	20,065	20,057
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	26,472	26,463
1.34%, 08/16/04 (3)	14,045	14,038
1.36%, 08/20/04 (3)	37,621	37,596
1.37%, 08/19/04 (3)	14,012	14,003
1.37%, 08/20/04 (3)	6,521	6,517
Windmill Funding Corp.
1.29%, 08/06/04 (3)	62,702	62,693

		1,195,961

TIME DEPOSITS—0.94%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	50,162	50,162
1.33%, 02/10/05 (3)	25,081	25,079
1.39%, 02/02/05 (3)	25,081	25,079
1.39%, 04/08/05 (3)	35,113	35,110
1.40%, 10/25/04 (3)	50,162	50,160
Bank of New York
1.39%, 11/01/04 (3)	50,162	50,160
1.60%, 12/03/04 (3)	12,540	12,538
Bank of Nova Scotia
1.13%, 10/06/04 (3)	50,162	50,162
1.24%, 10/07/04 (3)	37,621	37,621
1.42%, 10/29/04 (3)	37,621	37,622

National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	50,162	50,163
1.35%, 06/10/05 (3)	25,081	25,088
1.36%, 06/23/05 (3)	50,162	50,148
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	50,162	50,144
Nordea Bank PLC
2.11%, 06/07/05 (3)	50,162	50,154
Prudential Funding LLC
1.60%, 12/01/04 (3)	25,081	24,946
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	87,783	87,774
1.34%, 02/10/05 (3)	20,065	20,064
1.41%, 11/01/04 (3)	37,621	37,620
1.77%, 05/10/05 (3)	25,081	25,079
1.90%, 05/11/05 (3)	25,081	25,079
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	50,162	50,105
1.11%, 12/17/04 (3)	75,243	74,925
1.13%, 08/09/04 (3)	50,162	50,151
1.14%, 09/29/04 (3)	50,162	50,071

		1,045,204

REPURCHASE AGREEMENTS—0.57%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	130,405	130,405
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	250,809	250,809
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	250,809	250,809

		632,023

U.S. GOVERNMENT AGENCY NOTES—0.24%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	20,065	20,053
1.63%, 04/15/05 (3)	35,113	35,192
1.80%, 01/18/05 (3)	23,325	23,129
1.80%, 01/19/05 (3)	25,081	24,868
2.06%, 05/31/05 (3)	25,007	24,575
Federal National Mortgage Association
1.28%, 08/20/04 (3)	65,210	65,168
2.33%, 07/22/05 (3)	75,243	73,522

		266,507

MEDIUM-TERM NOTES—0.16%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	50,162	50,158
1.51%, 02/15/05 (3) (4)	32,605	32,633
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	12,540	12,540
1.48%, 01/18/05 (3) (4)	37,621	37,620
K2 USA LLC
1.46%, 01/12/05 (3) (4)	25,081	25,080
Sigma Finance Inc.
1.24%, 08/06/04 (3)	12,540	12,540
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	12,540	12,539

		183,110

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,584,340)	6,584,340

TOTAL INVESTMENTS IN SECURITIES — 105.74% (Cost: $112,390,126) (7)	117,321,888
Other Assets, Less Liabilities — (5.74%)	(6,373,929)

NET ASSETS — 100.00%	$110,947,959

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $113,544,792. Net unrealized appreciation aggregated $3,777,096, of which $7,453,665 represented gross unrealized appreciation on securities and $3,676,569 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.91%

DIVERSIFIED FINANCIAL SERVICES—1.14%

Friedman, Billings, Ramsey Group Inc. Class A (1)	436,802	$7,185,393

		7,185,393

REAL ESTATE—1.37%
LNR Property Corp. (1)	61,161	3,303,306
St. Joe Company (The)	123,250	5,302,215

		8,605,521

REAL ESTATE INVESTMENT TRUSTS—97.40%
Alexandria Real Estate Equities Inc. (1)	59,401	3,569,406
AMB Property Corp.	253,225	8,898,326
American Financial Realty Trust (1)	336,100	4,453,325
Annaly Mortgage Management Inc. (1)	361,376	5,962,704

Apartment Investment & Management Co. Class A	288,512	9,223,729
Archstone-Smith Trust	566,031	16,658,292
Arden Realty Group Inc.	200,788	6,103,955
AvalonBay Communities Inc.	219,465	12,772,863
Boston Properties Inc.	326,383	17,265,661
Brandywine Realty Trust	139,977	3,821,372
BRE Properties Inc. Class A (1)	145,447	5,039,739
Camden Property Trust	109,038	4,906,710
Capital Automotive (1)	99,122	2,873,547
CarrAmerica Realty Corp.	166,586	5,079,207
Catellus Development Corp. (1)	270,327	6,758,175
CBL & Associates Properties Inc.	94,176	5,189,098
CenterPoint Properties Trust	143,036	5,489,722
Chelsea Property Group Inc.	135,309	8,811,322
Colonial Properties Trust (1)	70,701	2,686,638
Cousins Properties Inc.	119,977	3,854,861
Crescent Real Estate Equities Co.	284,860	4,475,151
CRT Properties Inc.	82,268	1,776,989
Developers Diversified Realty Corp.	311,958	11,193,053
Duke Realty Corp.	408,307	12,559,523
Equity Inns Inc.	139,303	1,263,478
Equity Office Properties Trust	1,237,110	32,103,005
Equity Residential (1)	858,836	25,378,604
Essex Property Trust Inc. (1)	64,042	4,220,368
Federal Realty Investment Trust	158,065	6,670,343
FelCor Lodging Trust Inc. (1) (2)	143,353	1,634,224
First Industrial Realty Trust Inc. (1)	126,337	4,628,988
Gables Residential Trust (1)	89,680	2,963,924
General Growth Properties Inc. (1)	667,871	20,089,560
Glenborough Realty Trust Inc.	97,836	1,788,442
Health Care Property Investors Inc.	404,672	10,100,613
Health Care REIT Inc. (1)	157,348	5,077,620

Healthcare Realty Trust Inc.	131,952	4,766,106
Highwoods Properties Inc.	164,388	3,813,802
Home Properties Inc.	94,354	3,547,710
Hospitality Properties Trust	191,363	7,631,556
Host Marriott Corp. (2)	823,984	10,670,593
HRPT Properties Trust	543,386	5,471,897
Impac Mortgage Holdings Inc. (1)	196,699	4,514,242
iStar Financial Inc.	337,255	12,815,690
Kilroy Realty Corp. (1)	87,028	3,080,791
Kimco Realty Corp.	289,408	13,920,525
Liberty Property Trust	244,250	9,379,200
Macerich Co. (The)	179,635	8,604,517
Mack-Cali Realty Corp.	185,637	7,592,553
Manufactured Home Communities Inc. (1)	64,641	2,048,473
Meristar Hospitality Corp. (1) (2)	243,394	1,411,685
Mills Corp.	131,792	6,009,715
Nationwide Health Properties Inc. (1)	203,768	3,891,969
New Plan Excel Realty Trust Inc. (1)	306,995	7,291,131
Novastar Financial Inc. (1)	76,609	3,072,787
Pan Pacific Retail Properties Inc.	123,495	6,248,847
Pennsylvania Real Estate Investment Trust	109,757	3,827,227
Plum Creek Timber Co. Inc.	561,670	17,625,205
Post Properties Inc. (1)	121,892	3,411,757
Prentiss Properties Trust	118,450	4,058,097
ProLogis	522,834	17,797,269
Public Storage Inc.	269,031	12,679,431
Rayonier Inc. (1)	151,781	6,675,328
Realty Income Corp. (1)	121,426	4,920,182
Reckson Associates Realty Corp. (1)	204,778	5,674,398
Redwood Trust Inc. (1)	64,200	3,644,634
Regency Centers Corp.	173,257	7,363,423
Rouse Co. (The)	290,748	14,188,502
Shurgard Storage Centers Inc. Class A (1)	140,670	5,204,790
Simon Property Group Inc.	561,476	28,977,776
SL Green Realty Corp.	118,376	5,812,262
Taubman Centers Inc. (1)	142,792	3,298,495
Thornburg Mortgage Inc. (1)	248,695	6,896,312
Trizec Properties Inc. (1)	279,075	4,479,154
United Dominion Realty Trust Inc.	391,973	7,600,356
Ventas Inc.	257,146	6,562,366
Vornado Realty Trust	330,959	19,225,408
Washington Real Estate Investment Trust (1)	128,016	3,576,767
Weingarten Realty Investors	243,498	7,499,738

		612,125,203
TOTAL COMMON STOCKS (Cost: $642,023,838)		627,916,117

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—14.38%

MONEY MARKET FUNDS—3.65%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	14,386,215	14,386,215
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	7,585,386	7,585,386

BlackRock Temp Cash Money Market Fund (3)	348,111	348,111
Short-Term Investment Co. - Prime Money Market Portfolio (3)	593,287	593,287

		22,912,999

FLOATING RATE NOTES—3.46%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	413,748	413,686
1.31%, 10/12/04 (3) (4)	344,790	344,784
1.34%, 09/15/04 (3) (4)	689,581	689,572
1.42%, 03/15/05 (3) (4)	344,790	344,961
1.48%, 08/23/04 (3) (4)	344,790	344,807
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	517,185	517,171
1.38%, 11/22/04 (3)	172,395	172,399
1.40%, 10/29/04 (3)	689,581	689,576
CC USA Inc.
1.30%, 05/04/05 (3) (4)	689,581	689,477
1.61%, 07/29/05 (3) (4)	689,581	689,375
Depfa Bank PLC
1.27%, 06/15/05 (3)	689,581	689,581
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	572,352	572,182
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	551,664	551,624
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	441,332	441,302
1.58%, 04/22/05 (3)	689,581	689,581
K2 USA LLC
1.34%, 08/16/04 (3) (4)	172,395	172,394
1.41%, 09/27/04 (3) (4)	744,747	744,730
1.49%, 06/10/05 (3) (4)	689,581	689,508
1.61%, 07/25/05 (3) (4)	344,790	344,723
Links Finance LLC
1.33%, 04/15/05 (3)	689,581	689,484
1.68%, 04/25/05 (3)	689,581	689,908
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	689,581	689,581
1.63%, 12/09/04 (3)	572,352	569,009
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	655,101	655,101
Permanent Financing PLC
1.31%, 03/10/05 (3)	689,581	689,581
1.32%, 12/10/04 (3)	344,790	344,790
1.34%, 06/10/05 (3)	310,311	310,311
Sigma Finance Inc.
1.35%, 11/15/04 (3)	689,581	689,565
1.52%, 10/07/04 (3)	689,581	689,556
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	572,352	572,329
1.23%, 02/25/05 (3) (4)	386,165	386,122
1.32%, 04/07/05 (3) (4)	253,076	253,059
1.34%, 01/18/05 (3) (4)	303,415	303,401
1.42%, 07/25/05 (3) (4)	689,581	689,513
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	170,809	170,337
1.34%, 09/15/04 (3) (4)	344,790	344,782
1.38%, 07/15/05 (3) (4)	517,185	517,086
1.48%, 06/15/05 (3) (4)	344,790	344,722

White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	310,311	310,286
1.33%, 04/15/05 (3) (4)	517,185	517,113
1.33%, 07/05/05 (3) (4)	344,790	344,721
1.34%, 11/15/04 (3) (4)	413,748	413,749
1.35%, 06/15/05 (3) (4)	282,728	282,728
1.40%, 08/26/04 (3) (4)	344,790	344,787
1.55%, 07/11/05 (3) (4)	172,395	172,377

		21,775,431

COMMERCIAL PAPER—2.62%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	344,790	344,665
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	517,185	516,980
1.33%, 08/16/04 (3)	689,581	689,224
1.35%, 08/20/04 (3)	206,874	206,735
1.37%, 08/24/04 (3)	241,353	241,151
Barton Capital Corp.
1.29%, 08/10/04 (3)	344,790	344,691
1.30%, 08/13/04 (3)	283,431	283,319
1.35%, 08/18/04 (3)	172,395	172,292
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	344,790	344,741
Corporate Asset Funding
1.42%, 09/03/04 (3)	206,874	206,613
CRC Funding LLC
1.42%, 09/03/04 (3)	344,790	344,355
Edison Asset Securitization
1.07%, 09/21/04 (3)	344,790	344,278
1.45%, 11/09/04 (3)	689,581	686,831
1.59%, 12/02/04 (3)	689,581	685,865
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	655,101	654,937
1.30%, 08/03/04 (3)	344,790	344,778
1.34%, 08/19/04 (3)	344,790	344,572
1.37%, 08/24/04 (3)	275,832	275,601
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	344,790	341,867
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	452,192	450,752
Grampian Funding LLC
1.26%, 10/22/04 (3)	689,581	687,633
1.44%, 10/27/04 (3)	689,581	687,208
1.59%, 11/30/04 (3)	344,790	342,963
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	344,790	344,666
1.37%, 08/20/04 (3)	461,336	461,020
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	344,790	344,570
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	318,503	318,470
1.36%, 08/23/04 (3)	344,790	344,517
Receivables Capital Corp.
1.30%, 08/12/04 (3)	241,353	241,266
1.34%, 08/16/04 (3)	41,237	41,215
1.35%, 08/18/04 (3)	310,311	310,126
1.35%, 08/19/04 (3)	117,229	117,154

Scaldis Capital LLC
1.34%, 08/16/04 (3)	689,581	689,221
1.37%, 08/20/04 (3)	103,437	103,366
1.40%, 08/25/04 (3)	861,976	861,205
Sydney Capital Corp.
1.25%, 10/22/04 (3)	229,492	228,847
1.31%, 08/12/04 (3)	275,832	275,732
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	363,919	363,788
1.34%, 08/16/04 (3)	193,083	192,982
1.36%, 08/20/04 (3)	517,185	516,834
1.37%, 08/19/04 (3)	192,621	192,496
1.37%, 08/20/04 (3)	89,645	89,584
Windmill Funding Corp.
1.29%, 08/06/04 (3)	861,976	861,852

		16,440,962

TIME DEPOSITS—2.29%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	689,581	689,581
1.33%, 02/10/05 (3)	344,790	344,763
1.39%, 02/02/05 (3)	344,790	344,764
1.39%, 04/08/05 (3)	482,706	482,657
1.40%, 10/25/04 (3)	689,581	689,557
Bank of New York
1.39%, 11/01/04 (3)	689,581	689,563
1.60%, 12/03/04 (3)	172,395	172,366
Bank of Nova Scotia
1.13%, 10/06/04 (3)	689,581	689,581
1.24%, 10/07/04 (3)	517,185	517,176
1.42%, 10/29/04 (3)	517,185	517,195
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	689,581	689,595
1.35%, 06/10/05 (3)	344,790	344,882
1.36%, 06/23/05 (3)	689,581	689,396
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	689,581	689,342
Nordea Bank PLC
2.11%, 06/07/05 (3)	689,581	689,465
Prudential Funding LLC
1.60%, 12/01/04 (3)	344,790	342,936
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,206,766	1,206,631
1.34%, 02/10/05 (3)	275,832	275,810
1.41%, 11/01/04 (3)	517,185	517,173
1.77%, 05/10/05 (3)	344,790	344,764
1.90%, 05/11/05 (3)	344,790	344,764
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	689,581	688,801
1.11%, 12/17/04 (3)	1,034,371	1,030,001
1.13%, 08/09/04 (3)	689,581	689,429
1.14%, 09/29/04 (3)	689,581	688,320

		14,368,512

REPURCHASE AGREEMENTS—1.38%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	1,792,898	1,792,898
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	3,447,903	3,447,903

Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	3,447,903	3,447,903

		8,688,704

U.S. GOVERNMENT AGENCY NOTES—0.58%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	275,832	275,665
1.63%, 04/15/05 (3)	482,706	483,788
1.80%, 01/18/05 (3)	320,655	317,946
1.80%, 01/19/05 (3)	344,790	341,860
2.06%, 05/31/05 (3)	343,777	337,836
Federal National Mortgage Association
1.28%, 08/20/04 (3)	896,455	895,881
2.33%, 07/22/05 (3)	1,034,371	1,010,722

		3,663,698

MEDIUM-TERM NOTES—0.40%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	689,581	689,532
1.51%, 02/15/05 (3) (4)	448,227	448,605
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	172,395	172,395
1.48%, 01/18/05 (3) (4)	517,185	517,174
K2 USA LLC
1.46%, 01/12/05 (3) (4)	344,790	344,775
Sigma Finance Inc.
1.24%, 08/06/04 (3)	172,395	172,395
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	172,395	172,378

		2,517,254
TOTAL SHORT-TERM INVESTMENTS (Cost: $90,367,560)		90,367,560

TOTAL INVESTMENTS IN SECURITIES — 114.29% (Cost: $732,391,398) (7)		718,283,677
Other Assets, Less Liabilities — (14.29%)		(89,804,005)

NET ASSETS — 100.00%		$628,479,672

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $732,594,533. Net unrealized depreciation aggregated $14,310,856, of which $5,374,089 represented gross unrealized appreciation on securities and $19,684,945 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.86%

AGRICULTURE—5.75%
Altria Group Inc.	1,899,671	$90,424,340
Universal Corp.	1,263,200	60,924,136

		151,348,476

AUTO MANUFACTURERS—2.49%
General Motors Corp.	1,515,877	65,394,934

		65,394,934

BANKS—32.43%
AmSouth Bancorp	1,521,764	37,328,871
Associated Bancorp	1,815,701	54,670,757
Bank of America Corp.	1,552,777	132,001,573
Citizens Banking Corp.	1,323,542	41,559,219
Colonial BancGroup Inc. (The)	1,237,579	23,872,899
Comerica Inc.	1,424,167	83,271,045
FirstMerit Corp.	1,515,731	39,318,062
FNB Corp.	1,444,883	29,085,495
Hibernia Corp. Class A	1,179,943	29,852,558
Hudson United Bancorp	1,253,765	42,941,451
Huntington Bancshares Inc.	1,201,900	29,398,474
KeyCorp	1,629,167	49,168,260
National City Corp.	1,918,180	70,013,570
PNC Financial Services Group	1,417,487	71,724,842
Provident Bankshares Corp.	1,247,589	37,290,435
Sky Financial Group Inc.	1,250,767	29,205,409
Whitney Holding Corp.	1,276,769	52,168,781

		852,871,701

CHEMICALS—11.23%
Dow Chemical Co. (The)	1,264,390	50,436,517
Eastman Chemical Co.	1,748,936	78,142,460
Lubrizol Corp.	1,291,594	44,727,900
Lyondell Chemical Co.	2,171,911	39,485,342
PPG Industries Inc.	1,051,875	62,008,031
RPM International Inc.	1,359,233	20,456,457

		295,256,707

COMMERCIAL SERVICES—1.69%
Donnelley (R.R.) & Sons Co.	1,403,134	44,535,473

		44,535,473

DISTRIBUTION & WHOLESALE—1.95%
Genuine Parts Co.	1,359,580	51,296,953

		51,296,953

DIVERSIFIED FINANCIAL SERVICES—2.05%
JP Morgan Chase & Co.	1,441,259	53,802,198

		53,802,198

ELECTRIC—19.62%
Black Hills Corp.	1,607,572	44,401,139
DTE Energy Co.	1,999,733	80,329,275
Duquesne Light Holdings Inc.	2,155,785	40,895,241
Energy East Corp.	1,659,707	40,430,463
FirstEnergy Corp.	1,612,261	63,039,405
FPL Group Inc.	1,422,944	95,806,820
NiSource Inc.	1,670,733	34,584,173
Pinnacle West Capital Corp.	1,745,995	70,712,798
PPL Corp.	989,265	45,852,433

		516,051,747

FOREST PRODUCTS & PAPER—1.36%
MeadWestvaco Corp.	1,198,898	35,799,094

		35,799,094

GAS—2.62%
Nicor Inc.	2,083,338	68,979,321

		68,979,321

INSURANCE—4.86%
Lincoln National Corp.	1,333,321	58,266,128
Unitrin Inc.	1,672,426	69,656,543

		127,922,671

OIL & GAS—3.55%
Marathon Oil Corp.	1,216,748	45,834,897
Occidental Petroleum Corp.	963,535	47,473,369

		93,308,266

PACKAGING & CONTAINERS—1.33%
Sonoco Products Co.	1,345,140	34,852,577

		34,852,577

PHARMACEUTICALS—1.37%
Bristol-Myers Squibb Co.	1,569,952	35,951,901

		35,951,901

SAVINGS & LOANS—4.50%
People’s Bank	2,708,465	85,343,732
Washington Federal Inc.	1,321,151	33,094,833

		118,438,565

TELECOMMUNICATIONS—3.06%
BellSouth Corp.	1,378,203	37,335,519
SBC Communications Inc.	1,703,390	43,163,903

		80,499,422

TOTAL COMMON STOCKS (Cost: $2,592,334,923)		2,626,310,006

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	2,513,072	2,513,072

		2,513,072

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,513,072)		2,513,072

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $2,594,847,995) (2)		2,628,823,078
Other Assets, Less Liabilities — 0.05%		1,252,602

NET ASSETS — 100.00%		$2,630,075,680

(1)	Issuer is an affiliate of the Fund’s investment adviser.
(2)	The cost of investments for federal income tax purposes was $2,597,446,199. Net unrealized appreciation aggregated $31,376,879, of which $83,826,599 represented gross unrealized appreciation on securities and $52,449,720 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—100.04%

AIRLINES—7.82%
Alaska Air Group Inc. (1)	12,500	$260,375
AMR Corp. (1)	52,113	439,313
Continental Airlines Inc. Class B (1)	53,582	481,702
Delta Air Lines Inc. (1)	51,119	265,308
JetBlue Airways Corp. (1)	11,000	261,910
SkyWest Inc.	18,000	254,340
Southwest Airlines Co.	60,954	882,004

		2,844,952

TRANSPORTATION—88.14%
Alexander & Baldwin Inc.	48,749	1,602,867
Burlington Northern Santa Fe Corp.	50,416	1,788,760
CH Robinson Worldwide Inc.	40,504	1,771,240
CNF Inc.	55,806	2,302,556
CSX Corp.	53,805	1,684,096
Expeditors International Washington Inc.	57,769	2,681,059
FedEx Corp.	52,587	4,305,824
Hunt (J.B.) Transport Services Inc.	46,650	1,791,826
Norfolk Southern Corp.	66,143	1,765,357
Ryder System Inc.	53,816	2,308,706
Union Pacific Corp.	45,603	2,569,273
United Parcel Service Inc. Class B	55,559	3,998,026
USF Corp.	47,062	1,670,701
Yellow Roadway Corp. (1)	41,882	1,822,286

		32,062,577

TRUCKING & LEASING—4.08% GATX Corp.	58,255	1,484,337

		1,484,337
TOTAL COMMON STOCKS (Cost: $35,740,656)		36,391,866

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	15,429	15,429

		15,429

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,429)	15,429

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $35,756,085) (3)	36,407,295
Other Assets, Less Liabilities — (0.08%)	(30,153)

NET ASSETS — 100.00%	$36,377,142

(1)	Non-income earning security.
(2)	Issuer is an affiliate of the Fund’s investment adviser.
(3)	The cost of investments for federal income tax purposes was $35,773,522. Net unrealized appreciation aggregated $633,773, of which $1,930,173 represented gross unrealized appreciation on securities and $1,296,400 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.45%
Omnicom Group Inc.	1,448	$104,285

		104,285

AEROSPACE & DEFENSE—3.98%
Boeing Co. (The)	5,751	291,863
General Dynamics Corp.	1,272	125,699
Lockheed Martin Corp.	2,736	144,981
United Technologies Corp.	3,927	367,174

		929,717

APPAREL—0.44%
Nike Inc. Class B	1,424	103,539

		103,539

AUTO MANUFACTURERS—0.35%
PACCAR Inc.	1,344	80,586

		80,586

BANKS—5.35%
Fifth Third Bancorp	3,640	179,670
M&T Bank Corp.	704	65,634
Mellon Financial Corp.	3,256	89,475
Northern Trust Corp.	1,584	63,566
State Street Corp.	2,576	110,279
Wells Fargo & Co.	12,905	740,876

		1,249,500

BEVERAGES—4.33%
Anheuser-Busch Companies Inc.	6,145	318,925
Coca-Cola Enterprises Inc.	1,904	38,842
PepsiCo Inc.	13,053	652,650

		1,010,417

BUILDING MATERIALS—0.44%
Masco Corp.	3,360	101,606

		101,606

CHEMICALS—0.42%
Praxair Inc.	2,488	98,152

		98,152

COMMERCIAL SERVICES—1.41%
Accenture Ltd. (1)	3,360	82,757
Cendant Corp.	7,824	179,013
McKesson Corp.	2,112	67,943

		329,713

COMPUTERS—5.10%
Electronic Data Systems Corp.	3,712	68,598
International Business Machines Corp.	12,891	1,122,419

		1,191,017

COSMETICS & PERSONAL CARE—7.50%
Colgate-Palmolive Co.	3,774	200,777

Gillette Co. (The)	6,968	271,613
Kimberly-Clark Corp.	3,840	246,029
Procter & Gamble Co.	19,771	1,031,058

		1,749,477

DIVERSIFIED FINANCIAL SERVICES—5.40%
American Express Co.	8,657	435,014
Capital One Financial Corp.	1,840	127,549
Countrywide Financial Corp.	2,144	154,582
Franklin Resources Inc.	1,072	51,724
Goldman Sachs Group Inc. (The)	3,153	278,063
MBNA Corp.	8,624	212,927

		1,259,859

ELECTRONICS—0.34%
Agilent Technologies Inc. (1)	3,376	80,383

		80,383

ENVIRONMENTAL CONTROL—0.54%
Waste Management Inc.	4,448	125,167

		125,167

FOOD—1.04%
General Mills Inc.	2,280	102,372
Hershey Foods Corp.	1,336	64,716
Kellogg Co.	1,816	75,655

		242,743

HEALTH CARE-PRODUCTS—6.38%
Baxter International Inc.	4,696	141,209
Becton, Dickinson & Co.	1,944	91,815
Johnson & Johnson	22,708	1,255,071

		1,488,095

HEALTH CARE-SERVICES—1.87%
Aetna Inc.	1,168	100,214
Anthem Inc. (1)(2)	1,064	87,748
HCA Inc. (2)	3,320	128,318
WellPoint Health Networks Inc. (1)	1,192	120,511

		436,791

HOUSEHOLD PRODUCTS & WARES—0.60%
Clorox Co.	1,192	59,326
Fortune Brands Inc.	1,120	80,842

		140,168

INSURANCE—7.17%
AFLAC Inc.	3,896	154,437
American International Group Inc.	17,525	1,238,141
Marsh & McLennan Cos. Inc.	3,800	168,644
Progressive Corp. (The)	1,464	112,172

		1,673,394

LEISURE TIME—0.59%
Carnival Corp.	2,960	137,966

		137,966

LODGING—0.29%
Marriott International Inc. Class A	1,392	67,930

		67,930

MACHINERY—1.34%
Caterpillar Inc.	2,610	191,809
Deere & Co.	1,912	120,093

		311,902

MANUFACTURING—16.51%
General Electric Co.	79,742	2,651,421

Illinois Tool Works Inc.	2,040	184,661
Ingersoll-Rand Co. Class A	1,328	91,220
3M Co.	5,483	451,580
Tyco International Ltd.	15,331	475,261

		3,854,143

MEDIA—5.11%
Comcast Corp. Class A (1)	9,603	263,122
Comcast Corp. Special Class A (1) (2)	6,776	181,597
Gannett Co. Inc.	2,088	173,596
McGraw-Hill Companies Inc. (The)	1,464	109,888
Tribune Co.	1,664	70,637
Viacom Inc. Class A	296	10,079
Viacom Inc. Class B	11,439	384,236

		1,193,155

MINING—0.91%
Alcoa Inc.	6,664	213,448

		213,448

OFFICE & BUSINESS EQUIPMENT—0.36%
Xerox Corp. (1) (2)	6,136	85,045

		85,045

OIL & GAS—0.99%
Apache Corp.	2,496	116,139
Burlington Resources Inc.	3,032	115,731

		231,870

OIL & GAS SERVICES—0.46%
Halliburton Co.	3,376	107,188

		107,188

PHARMACEUTICALS—3.83%
Abbott Laboratories	11,923	469,170
Medco Health Solutions Inc. (1)	2,080	63,024
Wyeth	10,190	360,726

		892,920

REAL ESTATE INVESTMENT TRUSTS—0.31%
Simon Property Group Inc.	1,408	72,667

		72,667

RETAIL—7.19%
Costco Wholesale Corp.	3,520	143,123
CVS Corp.	3,048	127,620
Gap Inc. (The)	5,032	114,226
Home Depot Inc.	17,142	578,028
McDonald’s Corp.	9,618	264,495
Target Corp.	6,344	276,598
TJX Companies Inc.	3,808	89,374
Yum! Brands Inc.	2,216	85,072

		1,678,536

SAVINGS & LOANS—0.46%
Golden West Financial Corp.	1,000	106,910

		106,910

SOFTWARE—2.57%
Automatic Data Processing Inc.	4,528	190,085
Computer Associates International Inc.	3,568	90,056
Oracle Corp. (1)	30,300	318,453

		598,594

TELECOMMUNICATIONS—3.74%
Corning Inc. (1)	10,520	130,027
Lucent Technologies Inc. (1) (2)	32,856	100,211
Motorola Inc.	17,910	285,306

Nextel Communications Inc. Class A (1)	8,232	187,360
Sprint Corp. (FON Group)	9,048	169,017

		871,921

TRANSPORTATION—2.10%
FedEx Corp.	2,128	174,241
United Parcel Service Inc. Class B	4,401	316,696

		490,937

TOTAL COMMON STOCKS (Cost: $23,950,829)		23,309,741

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.01%

MONEY MARKET FUNDS—0.30%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	49,241	49,241
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	18,548	18,548
BlackRock Temp Cash Money Market Fund (3)	851	851
Short-Term Investment Co. - Prime Money Market Portfolio (3)	1,451	1,451

		70,091

FLOATING RATE NOTES—0.23%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	1,012	1,012
1.31%, 10/12/04 (3) (4)	843	843
1.34%, 09/15/04 (3) (4)	1,686	1,686
1.42%, 03/15/05 (3) (4)	843	843
1.48%, 08/23/04 (3) (4)	843	843
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,265	1,265
1.38%, 11/22/04 (3)	422	422
1.40%, 10/29/04 (3)	1,686	1,686
CC USA Inc.
1.30%, 05/04/05 (3) (4)	1,686	1,686
1.61%, 07/29/05 (3) (4)	1,686	1,686
Depfa Bank PLC
1.27%, 06/15/05 (3)	1,686	1,687
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,399	1,399
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	1,349	1,349
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	1,079	1,079
1.58%, 04/22/05 (3)	1,686	1,687
K2 USA LLC
1.34%, 08/16/04 (3) (4)	422	422
1.41%, 09/27/04 (3) (4)	1,821	1,821
1.49%, 06/10/05 (3) (4)	1,686	1,686
1.61%, 07/25/05 (3) (4)	843	843
Links Finance LLC
1.33%, 04/15/05 (3)	1,686	1,686
1.68%, 04/25/05 (3)	1,686	1,687
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	1,686	1,687
1.63%, 12/09/04 (3)	1,399	1,391
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	1,602	1,602
Permanent Financing PLC
1.31%, 03/10/05 (3)	1,686	1,687
1.32%, 12/10/04 (3)	843	843

1.34%, 06/10/05 (3)	759	759
Sigma Finance Inc.
1.35%, 11/15/04 (3)	1,686	1,686
1.52%, 10/07/04 (3)	1,686	1,686
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	1,399	1,399
1.23%, 02/25/05 (3) (4)	944	944
1.32%, 04/07/05 (3) (4)	619	619
1.34%, 01/18/05 (3) (4)	742	742
1.42%, 07/25/05 (3) (4)	1,686	1,686
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	418	416
1.34%, 09/15/04 (3) (4)	843	843
1.38%, 07/15/05 (3) (4)	1,265	1,264
1.48%, 06/15/05 (3) (4)	843	843
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	759	759
1.33%, 04/15/05 (3) (4)	1,265	1,265
1.33%, 07/05/05 (3) (4)	843	843
1.34%, 11/15/04 (3) (4)	1,012	1,012
1.35%, 06/15/05 (3) (4)	691	692
1.40%, 08/26/04 (3) (4)	843	843
1.55%, 07/11/05 (3) (4)	422	421

		53,250

COMMERCIAL PAPER—0.17%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	843	843
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	1,265	1,264
1.33%, 08/16/04 (3)	1,686	1,685
1.35%, 08/20/04 (3)	506	505
1.37%, 08/24/04 (3)	590	590
Barton Capital Corp.
1.29%, 08/10/04 (3)	843	843
1.30%, 08/13/04 (3)	693	693
1.35%, 08/18/04 (3)	422	421
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	843	843
Corporate Asset Funding
1.42%, 09/03/04 (3)	506	505
CRC Funding LLC
1.42%, 09/03/04 (3)	843	842
Edison Asset Securitization
1.07%, 09/21/04 (3)	843	842
1.45%, 11/09/04 (3)	1,686	1,679
1.59%, 12/02/04 (3)	1,686	1,677
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	1,602	1,602
1.30%, 08/03/04 (3)	843	843
1.34%, 08/19/04 (3)	843	843
1.37%, 08/24/04 (3)	674	674
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	843	836
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	1,106	1,102
Grampian Funding LLC
1.26%, 10/22/04 (3)	1,686	1,681
1.44%, 10/27/04 (3)	1,686	1,680
1.59%, 11/30/04 (3)	843	839
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	843	843
1.37%, 08/20/04 (3)	1,128	1,127
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	843	843
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	779	779

1.36%, 08/23/04 (3)	843	842
Receivables Capital Corp.
1.30%, 08/12/04 (3)	590	590
1.34%, 08/16/04 (3)	101	101
1.35%, 08/18/04 (3)	759	758
1.35%, 08/19/04 (3)	287	286
Scaldis Capital LLC
1.34%, 08/16/04 (3)	1,686	1,685
1.37%, 08/20/04 (3)	253	253
1.40%, 08/25/04 (3)	2,108	2,106
Sydney Capital Corp.
1.25%, 10/22/04 (3)	561	560
1.31%, 08/12/04 (3)	674	674
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	890	890
1.34%, 08/16/04 (3)	472	472
1.36%, 08/20/04 (3)	1,265	1,264
1.37%, 08/19/04 (3)	471	471
1.37%, 08/20/04 (3)	219	219
Windmill Funding Corp.
1.29%, 08/06/04 (3)	2,108	2,107

		40,202

TIME DEPOSITS—0.15%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,686	1,687
1.33%, 02/10/05 (3)	829	829
1.39%, 02/02/05 (3)	843	843
1.39%, 04/08/05 (3)	1,180	1,180
1.40%, 10/25/04 (3)	1,686	1,686
Bank of New York
1.39%, 11/01/04 (3)	1,686	1,686
1.60%, 12/03/04 (3)	422	421
Bank of Nova Scotia
1.13%, 10/06/04 (3)	1,686	1,687
1.24%, 10/07/04 (3)	1,265	1,265
1.42%, 10/29/04 (3)	1,265	1,265
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	1,686	1,686
1.35%, 06/10/05 (3)	843	843
1.36%, 06/23/05 (3)	1,686	1,686
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	1,686	1,686
Nordea Bank PLC
2.11%, 06/07/05 (3)	1,686	1,686
Prudential Funding LLC
1.60%, 12/01/04 (3)	843	839
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	2,951	2,950
1.34%, 02/10/05 (3)	674	674
1.41%, 11/01/04 (3)	1,265	1,265
1.77%, 05/10/05 (3)	843	843
1.90%, 05/11/05 (3)	843	843
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	1,686	1,685
1.11%, 12/17/04 (3)	2,529	2,518
1.13%, 08/09/04 (3)	1,686	1,686
1.14%, 09/29/04 (3)	1,686	1,683

		35,122

REPURCHASE AGREEMENTS—0.09%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	4,384	4,384
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	8,431	8,431
Goldman Sachs & Co.

1.37%, 08/02/04 (3) (6)	8,431	8,431

		21,246

U.S. GOVERNMENT AGENCY NOTES—0.04%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	674	674
1.63%, 04/15/05 (3)	1,180	1,183
1.80%, 01/18/05 (3)	784	777
1.80%, 01/19/05 (3)	843	836
2.06%, 05/31/05 (3)	841	826
Federal National Mortgage Association
1.28%, 08/20/04 (3)	2,192	2,191
2.33%, 07/22/05 (3)	2,529	2,471

		8,958

MEDIUM-TERM NOTES—0.03%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	1,686	1,686
1.51%, 02/15/05 (3) (4)	1,096	1,097
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	422	422
1.48%, 01/18/05 (3) (4)	1,265	1,265
K2 USA LLC
1.46%, 01/12/05 (3) (4)	843	843
Sigma Finance Inc.
1.24%, 08/06/04 (3)	422	422
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	422	421

		6,156
TOTAL SHORT-TERM INVESTMENTS (Cost: $235,025)		235,025

TOTAL INVESTMENTS IN SECURITIES — 100.88% (Cost: $24,185,854) (7)		23,544,766
Other Assets, Less Liabilities — (0.88%)		(205,031)

NET ASSETS — 100.00%		$23,339,735

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $24,185,854. Net unrealized depreciation aggregated $641,088, of which $176,129 represented gross unrealized appreciation on securities and $817,217 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.99%

AIRLINES—0.40%

Southwest Airlines Co.	6,208	$89,830

		89,830

BEVERAGES—3.76%
Coca-Cola Co. (The)	19,479	854,349

		854,349

BIOTECHNOLOGY—5.02%
Amgen Inc. (1)	11,080	630,230
Biogen Idec Inc. (1)	2,960	177,600
Chiron Corp. (1)	960	43,997
Genentech Inc. (1)	3,856	187,710
Genzyme Corp. (1)	1,976	101,329

		1,140,866

COMMERCIAL SERVICES—0.85%
Apollo Group Inc. Class A (1)	1,240	103,602
Paychex Inc.	2,936	90,165

		193,767

COMPUTERS—4.49%
Dell Inc. (1)	19,390	687,763
EMC Corp. (1)	21,096	231,423
Lexmark International Inc. (1)	1,136	100,536

		1,019,722

COSMETICS & PERSONAL CARE—0.97%
Avon Products Inc.	4,120	177,201
Estee Lauder Companies Inc. Class A	968	42,495

		219,696

DIVERSIFIED FINANCIAL SERVICES—0.99%
Schwab (Charles) Corp. (The)	9,048	79,441
SLM Corp.	3,824	145,006

		224,447

ENTERTAINMENT—0.43%
International Game Technology Inc.	3,040	98,314

		98,314

FOOD—1.17%
Sysco Corp. (2)	5,576	192,093
Wrigley (William Jr.) Co.	1,200	72,480

		264,573

HEALTH CARE-PRODUCTS—6.16%
Alcon Inc.	688	52,701
Biomet Inc.	2,056	90,443
Boston Scientific Corp. (1)	5,216	199,564
Guidant Corp.	2,736	151,356
Medtronic Inc.	10,536	523,323
St. Jude Medical Inc. (1)	1,536	104,648
Stryker Corp.	2,416	115,195
Zimmer Holdings Inc. (1)	2,128	162,388

		1,399,618

HEALTH CARE-SERVICES—1.60%
UnitedHealth Group Inc.	5,787	364,002

		364,002

INTERNET—4.20%
Amazon.com Inc. (1)	2,560	99,635
eBay Inc. (1)	3,832	300,161
IAC/InterActiveCorp (1) (2)	4,392	119,902
Symantec Corp. (1)	2,712	126,813
Yahoo! Inc. (1)	9,960	306,768

		953,279

LEISURE TIME—0.68%
Harley-Davidson Inc.	2,576	154,225

		154,225

MANUFACTURING—0.44%
Danaher Corp.	1,984	100,490

		100,490

MEDIA—7.52%
Clear Channel Communications Inc.	4,880	174,216
Cox Communications Inc. Class A (1)	1,744	48,100
DIRECTV Group Inc. (The) (1)	5,584	90,517
EchoStar Communications Corp. (1)	2,056	56,992
Fox Entertainment Group Inc. Class A (1)	1,520	41,086
Liberty Media Corp. Class A	22,448	190,359
Time Warner Inc. (1)	38,153	635,247
Univision Communications Inc. Class A (1)	2,064	59,794
Walt Disney Co. (The)	17,888	413,034

		1,709,345

MINING—0.62%
Newmont Mining Corp.	3,504	141,807

		141,807

OIL & GAS SERVICES—1.97%
Baker Hughes Inc.	2,904	117,031
Schlumberger Ltd.	5,136	330,348

		447,379

PHARMACEUTICALS—14.05%
Allergan Inc.	1,144	86,532
Cardinal Health Inc.	3,752	166,964
Forest Laboratories Inc. (1)	3,208	161,330
Gilead Sciences Inc. (1)	1,864	120,489
Lilly (Eli) & Co.	8,389	534,547
Pfizer Inc.	66,407	2,122,368

		3,192,230

RETAIL—10.83%
Bed Bath & Beyond Inc. (1)	2,616	92,580
Best Buy Co. Inc.	2,304	110,961
Kohl’s Corp. (1)	2,648	121,172
Lowe’s Companies Inc.	6,192	301,674
Staples Inc.	4,336	125,224
Starbucks Corp. (1)	3,456	162,294
Walgreen Co.	8,928	324,979
Wal-Mart Stores Inc.	23,045	1,221,615

		2,460,499

SEMICONDUCTORS—10.92%
Analog Devices Inc.	3,272	129,898
Applied Materials Inc. (1)	14,696	249,391
Broadcom Corp. Class A (1)	2,208	78,075
Intel Corp.	56,275	1,371,985

Linear Technology Corp.	2,696	105,414
Maxim Integrated Products Inc.	2,808	135,065
Texas Instruments Inc.	15,088	321,827
Xilinx Inc.	3,024	88,996

		2,480,651

SOFTWARE—14.13%
Adobe Systems Inc.	2,080	87,734
Electronic Arts Inc. (1)	2,608	130,739
First Data Corp.	7,608	339,393
Intuit Inc. (1)	1,576	59,005
Microsoft Corp.	88,592	2,521,328
Veritas Software Corp. (1)	3,728	71,056

		3,209,255

TELECOMMUNICATIONS—8.79%
AT&T Wireless Services Inc. (1)	19,664	283,948
Cisco Systems Inc. (1)	58,825	1,227,090
QUALCOMM Inc.	7,042	486,461

		1,997,499

TOTAL COMMON STOCKS (Cost: $23,977,709)		22,715,843

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.32%

MONEY MARKET FUNDS—0.36%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	54,091	54,091
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	24,600	24,600
BlackRock Temp Cash Money Market Fund (3)	1,129	1,129
Short-Term Investment Co. - Prime Money Market Portfolio (3)	1,924	1,924

		81,744

FLOATING RATE NOTES—0.31%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	1,342	1,342
1.31%, 10/12/04 (3) (4)	1,118	1,118
1.34%, 09/15/04 (3) (4)	2,236	2,236
1.42%, 03/15/05 (3) (4)	1,118	1,119
1.48%, 08/23/04 (3) (4)	1,118	1,118
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,677	1,677
1.38%, 11/22/04 (3)	559	560
1.40%, 10/29/04 (3)	2,236	2,236
CC USA Inc.
1.30%, 05/04/05 (3) (4)	2,236	2,236
1.61%, 07/29/05 (3) (4)	2,236	2,236
Depfa Bank PLC
1.27%, 06/15/05 (3)	2,236	2,236
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,856	1,856
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	1,789	1,789
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	1,431	1,431
1.58%, 04/22/05 (3)	2,236	2,236
K2 USA LLC
1.34%, 08/16/04 (3) (4)	559	559
1.41%, 09/27/04 (3) (4)	2,415	2,415

1.49%, 06/10/05 (3) (4)	2,236	2,236
1.61%, 07/25/05 (3) (4)	1,118	1,118
Links Finance LLC
1.33%, 04/15/05 (3)	2,236	2,236
1.68%, 04/25/05 (3)	2,236	2,237
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	2,236	2,236
1.63%, 12/09/04 (3)	1,856	1,845
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	2,125	2,125
Permanent Financing PLC
1.31%, 03/10/05 (3)	2,236	2,236
1.32%, 12/10/04 (3)	1,118	1,118
1.34%, 06/10/05 (3)	1,006	1,006
Sigma Finance Inc.
1.35%, 11/15/04 (3)	2,236	2,236
1.52%, 10/07/04 (3)	2,236	2,237
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	1,856	1,856
1.23%, 02/25/05 (3) (4)	1,252	1,252
1.32%, 04/07/05 (3) (4)	821	821
1.34%, 01/18/05 (3) (4)	984	984
1.42%, 07/25/05 (3) (4)	2,236	2,236
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	554	552
1.34%, 09/15/04 (3) (4)	1,118	1,118
1.38%, 07/15/05 (3) (4)	1,677	1,677
1.48%, 06/15/05 (3) (4)	1,118	1,118
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	1,006	1,006
1.33%, 04/15/05 (3) (4)	1,677	1,677
1.33%, 07/05/05 (3) (4)	1,118	1,118
1.34%, 11/15/04 (3) (4)	1,342	1,342
1.35%, 06/15/05 (3) (4)	917	917
1.40%, 08/26/04 (3) (4)	1,118	1,118
1.55%, 07/11/05 (3) (4)	559	559

		70,617

COMMERCIAL PAPER—0.23%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	1,118	1,118
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	1,677	1,677
1.33%, 08/16/04 (3)	2,236	2,235
1.35%, 08/20/04 (3)	671	670
1.37%, 08/24/04 (3)	783	782
Barton Capital Corp.
1.29%, 08/10/04 (3)	1,118	1,118
1.30%, 08/13/04 (3)	919	919
1.35%, 08/18/04 (3)	559	559
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	1,118	1,118
Corporate Asset Funding
1.42%, 09/03/04 (3)	671	670
CRC Funding LLC
1.42%, 09/03/04 (3)	1,118	1,117
Edison Asset Securitization
1.07%, 09/21/04 (3)	1,118	1,117
1.45%, 11/09/04 (3)	2,236	2,227
1.59%, 12/02/04 (3)	2,236	2,224
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	2,125	2,124
1.30%, 08/03/04 (3)	1,118	1,118
1.34%, 08/19/04 (3)	1,118	1,117
1.37%, 08/24/04 (3)	895	894
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	1,118	1,109

GIRO Funding US Corp.
1.55%, 10/15/04 (3)	1,467	1,462
Grampian Funding LLC
1.26%, 10/22/04 (3)	2,236	2,230
1.44%, 10/27/04 (3)	2,236	2,229
1.59%, 11/30/04 (3)	1,118	1,112
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	1,118	1,118
1.37%, 08/20/04 (3)	1,496	1,495
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	1,118	1,117
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	1,033	1,033
1.36%, 08/23/04 (3)	1,118	1,118
Receivables Capital Corp.
1.30%, 08/12/04 (3)	783	782
1.34%, 08/16/04 (3)	134	134
1.35%, 08/18/04 (3)	1,006	1,006
1.35%, 08/19/04 (3)	380	380
Scaldis Capital LLC
1.34%, 08/16/04 (3)	2,236	2,235
1.37%, 08/20/04 (3)	335	335
1.40%, 08/25/04 (3)	2,795	2,793
Sydney Capital Corp.
1.25%, 10/22/04 (3)	744	742
1.31%, 08/12/04 (3)	895	894
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	1,180	1,180
1.34%, 08/16/04 (3)	626	626
1.36%, 08/20/04 (3)	1,677	1,676
1.37%, 08/19/04 (3)	625	624
1.37%, 08/20/04 (3)	291	291
Windmill Funding Corp.
1.29%, 08/06/04 (3)	2,795	2,795

		53,320

TIME DEPOSITS—0.21%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	2,236	2,236
1.33%, 02/10/05 (3)	1,118	1,120
1.39%, 02/02/05 (3)	1,118	1,119
1.39%, 04/08/05 (3)	1,565	1,565
1.40%, 10/25/04 (3)	2,236	2,237
Bank of New York
1.39%, 11/01/04 (3)	2,236	2,236
1.60%, 12/03/04 (3)	559	560
Bank of Nova Scotia
1.13%, 10/06/04 (3)	2,236	2,236
1.24%, 10/07/04 (3)	1,677	1,677
1.42%, 10/29/04 (3)	1,677	1,677
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	2,236	2,236
1.35%, 06/10/05 (3)	1,118	1,118
1.36%, 06/23/05 (3)	2,236	2,236
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	2,236	2,236
Nordea Bank PLC
2.11%, 06/07/05 (3)	2,236	2,236
Prudential Funding LLC
1.60%, 12/01/04 (3)	1,118	1,112
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	3,914	3,913
1.34%, 02/10/05 (3)	895	894
1.41%, 11/01/04 (3)	1,677	1,677
1.77%, 05/10/05 (3)	1,118	1,119
1.90%, 05/11/05 (3)	1,118	1,119
UBS Finance (Delaware)

1.10%, 09/08/04 (3)	2,236	2,234
1.11%, 12/17/04 (3)	3,355	3,340
1.13%, 08/09/04 (3)	2,236	2,236
1.14%, 09/29/04 (3)	2,236	2,232

		46,601

REPURCHASE AGREEMENTS—0.12%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	5,815	5,815
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	11,182	11,182
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	11,182	11,182

		28,179

U.S. GOVERNMENT AGENCY NOTES—0.05%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	895	894
1.63%, 04/15/05 (3)	1,565	1,569
1.80%, 01/18/05 (3)	1,040	1,031
1.80%, 01/19/05 (3)	1,118	1,109
2.06%, 05/31/05 (3)	1,115	1,096
Federal National Mortgage Association
1.28%, 08/20/04 (3)	2,907	2,906
2.33%, 07/22/05 (3)	3,355	3,278

		11,883

MEDIUM-TERM NOTES—0.04%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	2,236	2,236
1.51%, 02/15/05 (3) (4)	1,454	1,455
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	559	559
1.48%, 01/18/05 (3) (4)	1,677	1,677
K2 USA LLC
1.46%, 01/12/05 (3) (4)	1,118	1,118
Sigma Finance Inc.
1.24%, 08/06/04 (3)	559	559
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	559	559

		8,163

TOTAL SHORT-TERM INVESTMENTS (Cost: $300,507)		300,507

TOTAL INVESTMENTS IN SECURITIES — 101.31% (Cost: $24,278,216) (7)		23,016,350
Other Assets, Less Liabilities — (1.31%)		(297,398)

NET ASSETS — 100.00%		$22,718,952

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $24,278,216. Net unrealized depreciation aggregated $1,261,866, of which $176,142 represented gross unrealized appreciation on securities and $1,438,008 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—1.10%
Northrop Grumman Corp.	2,808	$147,701
Raytheon Co.	3,472	116,486

		264,187

AGRICULTURE—3.35%
Altria Group Inc.	16,933	806,011

		806,011

AUTO MANUFACTURERS—1.58%
Ford Motor Co. (1)	14,532	213,911
General Motors Corp.	3,820	164,795

		378,706

AUTO PARTS & EQUIPMENT—0.37%
Johnson Controls Inc.	1,568	88,514

		88,514

BANKS—14.34%
Bank of America Corp.	16,834	1,431,058
Bank of New York Co. Inc. (The)	6,416	184,332
BB&T Corp.	4,576	177,228
Comerica Inc.	1,325	77,473
KeyCorp	3,384	102,129
National City Corp.	4,983	181,879
PNC Financial Services Group	2,328	117,797
SouthTrust Corp.	2,745	106,479
SunTrust Banks Inc.	2,214	146,013
U.S. Bancorp	15,650	442,895
Wachovia Corp.	10,856	481,029

		3,448,312

CHEMICALS—3.48%
Air Products & Chemicals Inc.	1,756	90,873
Dow Chemical Co. (The)	7,730	308,350
Du Pont (E.I.) de Nemours and Co.	8,259	354,063
PPG Industries Inc.	1,416	83,473

		836,759

COMPUTERS—2.35%
Hewlett-Packard Co.	22,626	455,914
Sun Microsystems Inc. (2)	27,432	108,356

		564,270

DIVERSIFIED FINANCIAL SERVICES—19.92%
Citigroup Inc.	42,700	1,882,643
Federal Home Loan Mortgage Corp.	5,685	365,602
Federal National Mortgage Association	7,215	511,976
JP Morgan Chase & Co.	29,422	1,098,323
Lehman Brothers Holdings Inc.	2,286	160,249
Merrill Lynch & Co. Inc.	7,273	361,614
Morgan Stanley	8,277	408,304

		4,788,711

ELECTRIC—6.11%
American Electric Power Co. Inc.	3,264	101,543
Dominion Resources Inc.	2,696	171,088
Duke Energy Corp.	7,554	162,411
Entergy Corp.	1,901	109,307
Exelon Corp.	5,458	190,484
FirstEnergy Corp.	2,720	106,352
FPL Group Inc.	1,403	94,464
PG&E Corp. (2)	3,088	88,132
Progress Energy Inc. (1)	2,032	85,628
Public Service Enterprise Group Inc. (1)	1,952	76,128
Southern Co. (The)	6,088	178,257
TXU Corp.	2,672	105,972

		1,469,766

ELECTRICAL COMPONENTS & EQUIPMENT—0.88%
Emerson Electric Co.	3,483	211,418

		211,418

FOOD—3.02%
Archer-Daniels-Midland Co.	4,896	75,545
Campbell Soup Co. (1)	2,104	53,841
ConAgra Foods Inc.	4,360	113,360
Heinz (H.J.) Co.	2,904	107,129
Kraft Foods Inc.	2,192	66,966
Kroger Co. (2)	5,544	87,595
Safeway Inc. (2)	3,680	77,758
Sara Lee Corp.	6,520	143,179

		725,373

FOREST PRODUCTS & PAPER—1.20%
International Paper Co.	4,009	173,309
Weyerhaeuser Co.	1,839	114,018

		287,327

INSURANCE—4.81%
ACE Ltd.	2,336	94,818
Allstate Corp. (The)	5,801	273,111
Chubb Corp.	1,566	107,709
Hartford Financial Services Group Inc.	2,408	156,761
Loews Corp.	1,035	58,612
MetLife Inc.	2,631	93,848
Principal Financial Group Inc.	2,632	89,462
Prudential Financial Inc.	4,343	202,210
XL Capital Ltd. Class A	1,140	80,575

		1,157,106

MANUFACTURING—1.02%
Honeywell International Inc.	6,488	244,014

		244,014

OFFICE & BUSINESS EQUIPMENT—0.34%
Pitney Bowes Inc.	1,908	80,518

		80,518

OIL & GAS—17.77%
Anadarko Petroleum Corp.	2,080	124,363
ChevronTexaco Corp.	8,835	845,068
ConocoPhillips	5,159	406,374
Devon Energy Corp.	1,861	129,321
Exxon Mobil Corp.	54,000	2,500,200
Marathon Oil Corp.	2,848	107,284
Occidental Petroleum Corp.	3,230	159,142

		4,271,752

PHARMACEUTICALS—5.97%
Bristol-Myers Squibb Co.	16,054	367,637
Merck & Co. Inc.	18,348	832,082

Schering-Plough Corp.	12,153	236,497

		1,436,216

REAL ESTATE INVESTMENT TRUSTS—0.36%
Equity Office Properties Trust	3,328	86,362

		86,362

RETAIL—0.53%
Limited Brands Inc.	3,320	67,861
Sears, Roebuck and Co.	1,632	59,862

		127,723

SAVINGS & LOANS—1.15%
Washington Mutual Inc.	7,141	277,071

		277,071

TELECOMMUNICATIONS—9.22%
Alltel Corp.	2,544	132,288
AT&T Corp.	6,552	98,935
BellSouth Corp.	15,146	410,305
SBC Communications Inc.	27,346	692,948
Verizon Communications Inc.	22,874	881,564

		2,216,040

TRANSPORTATION—0.95%
Burlington Northern Santa Fe Corp.	3,062	108,640
Union Pacific Corp.	2,140	120,568

		229,208

TOTAL COMMON STOCKS (Cost: $24,079,337)		23,995,364

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.30%

MONEY MARKET FUNDS—0.10%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	16,970	16,970
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	5,555	5,555
BlackRock Temp Cash Money Market Fund (3)	255	255
Short-Term Investment Co. - Prime Money Market Portfolio (3)	435	435

		23,215

FLOATING RATE NOTES—0.06%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	303	303
1.31%, 10/12/04 (3) (4)	253	253
1.34%, 09/15/04 (3) (4)	505	505
1.42%, 03/15/05 (3) (4)	253	253
1.48%, 08/23/04 (3) (4)	253	253
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	379	379
1.38%, 11/22/04 (3)	126	126
1.40%, 10/29/04 (3)	505	505
CC USA Inc.
1.30%, 05/04/05 (3) (4)	505	505
1.61%, 07/29/05 (3) (4)	505	505
Depfa Bank PLC
1.27%, 06/15/05 (3)	505	505
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	419	419

Five Finance Inc.
1.42%, 04/29/05 (3) (4)	404	404
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	323	323
1.58%, 04/22/05 (3)	505	505
K2 USA LLC
1.34%, 08/16/04 (3) (4)	126	126
1.41%, 09/27/04 (3) (4)	545	545
1.49%, 06/10/05 (3) (4)	505	505
1.61%, 07/25/05 (3) (4)	253	252
Links Finance LLC
1.33%, 04/15/05 (3)	505	505
1.68%, 04/25/05 (3)	505	505
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	505	505
1.63%, 12/09/04 (3)	419	417
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	480	480
Permanent Financing PLC
1.31%, 03/10/05 (3)	505	505
1.32%, 12/10/04 (3)	253	253
1.34%, 06/10/05 (3)	227	227
Sigma Finance Inc.
1.35%, 11/15/04 (3)	505	505
1.52%, 10/07/04 (3)	505	506
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	419	419
1.23%, 02/25/05 (3) (4)	283	283
1.32%, 04/07/05 (3) (4)	185	185
1.34%, 01/18/05 (3) (4)	222	222
1.42%, 07/25/05 (3) (4)	505	505
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	125	125
1.34%, 09/15/04 (3) (4)	253	253
1.38%, 07/15/05 (3) (4)	379	379
1.48%, 06/15/05 (3) (4)	253	252
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	227	227
1.33%, 04/15/05 (3) (4)	379	379
1.33%, 07/05/05 (3) (4)	253	252
1.34%, 11/15/04 (3) (4)	303	303
1.35%, 06/15/05 (3) (4)	207	207
1.40%, 08/26/04 (3) (4)	253	253
1.55%, 07/11/05 (3) (4)	126	126

		15,949

COMMERCIAL PAPER—0.05%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	253	252
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	379	379
1.33%, 08/16/04 (3)	505	505
1.35%, 08/20/04 (3)	152	152
1.37%, 08/24/04 (3)	177	177
Barton Capital Corp.
1.29%, 08/10/04 (3)	253	252
1.30%, 08/13/04 (3)	208	207
1.35%, 08/18/04 (3)	126	126
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	253	252
Corporate Asset Funding
1.42%, 09/03/04 (3)	152	151
CRC Funding LLC
1.42%, 09/03/04 (3)	253	252
Edison Asset Securitization
1.07%, 09/21/04 (3)	253	252
1.45%, 11/09/04 (3)	505	504

1.59%, 12/02/04 (3)	505	503
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	480	480
1.30%, 08/03/04 (3)	253	253
1.34%, 08/19/04 (3)	253	252
1.37%, 08/24/04 (3)	202	202
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	253	250
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	331	330
Grampian Funding LLC
1.26%, 10/22/04 (3)	505	504
1.44%, 10/27/04 (3)	505	503
1.59%, 11/30/04 (3)	253	251
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	253	252
1.37%, 08/20/04 (3)	338	338
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	253	252
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	233	233
1.36%, 08/23/04 (3)	253	252
Receivables Capital Corp.
1.30%, 08/12/04 (3)	177	177
1.34%, 08/16/04 (3)	30	30
1.35%, 08/18/04 (3)	227	227
1.35%, 08/19/04 (3)	86	86
Scaldis Capital LLC
1.34%, 08/16/04 (3)	505	505
1.37%, 08/20/04 (3)	76	76
1.40%, 08/25/04 (3)	631	631
Sydney Capital Corp.
1.25%, 10/22/04 (3)	168	168
1.31%, 08/12/04 (3)	202	202
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	267	266
1.34%, 08/16/04 (3)	141	141
1.36%, 08/20/04 (3)	379	379
1.37%, 08/19/04 (3)	141	141
1.37%, 08/20/04 (3)	66	66
Windmill Funding Corp.
1.29%, 08/06/04 (3)	631	631

		12,042

TIME DEPOSITS—0.04%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	505	503
1.33%, 02/10/05 (3)	253	252
1.39%, 02/02/05 (3)	253	252
1.39%, 04/08/05 (3)	354	353
1.40%, 10/25/04 (3)	505	506
Bank of New York
1.39%, 11/01/04 (3)	505	505
1.60%, 12/03/04 (3)	126	126
Bank of Nova Scotia
1.13%, 10/06/04 (3)	505	505
1.24%, 10/07/04 (3)	379	379
1.42%, 10/29/04 (3)	379	379
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	505	505
1.35%, 06/10/05 (3)	253	253
1.36%, 06/23/05 (3)	505	505
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	505	505
Nordea Bank PLC
2.11%, 06/07/05 (3)	505	505
Prudential Funding LLC

1.60%, 12/01/04 (3)	253	251
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	884	884
1.34%, 02/10/05 (3)	202	202
1.41%, 11/01/04 (3)	379	379
1.77%, 05/10/05 (3)	253	252
1.90%, 05/11/05 (3)	253	252
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	505	504
1.11%, 12/17/04 (3)	758	754
1.13%, 08/09/04 (3)	505	505
1.14%, 09/29/04 (3)	505	504

		10,520

REPURCHASE AGREEMENTS—0.03%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	1,313	1,313
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	2,525	2,525
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	2,525	2,525

		6,363

U.S. GOVERNMENT AGENCY NOTES—0.01%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	202	202
1.63%, 04/15/05 (3)	354	355
1.80%, 01/18/05 (3)	235	233
1.80%, 01/19/05 (3)	253	250
2.06%, 05/31/05 (3)	252	247
Federal National Mortgage Association
1.28%, 08/20/04 (3)	657	656
2.33%, 07/22/05 (3)	758	740

		2,683

MEDIUM-TERM NOTES—0.01%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	505	505
1.51%, 02/15/05 (3) (4)	328	329
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	126	126
1.48%, 01/18/05 (3) (4)	379	379
K2 USA LLC
1.46%, 01/12/05 (3) (4)	253	253
Sigma Finance Inc.
1.24%, 08/06/04 (3)	126	126
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	126	126

		1,844

TOTAL SHORT-TERM INVESTMENTS (Cost: $72,616)		72,616

TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $24,151,953) (7)		24,067,980
Other Assets, Less Liabilities — (0.12%)		(28,398)

NET ASSETS — 100.00%		$24,039,582

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $24,151,984. Net unrealized depreciation aggregated $84,004, of which $416,906 represented gross unrealized appreciation on securities and $500,910 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.99%

ADVERTISING—0.82%
Harte-Hanks Inc.	543	$13,119
Interpublic Group of Companies Inc. (1)	4,484	57,350

		70,469

AEROSPACE & DEFENSE—1.56%
Alliant Techsystems Inc. (1)	401	25,247
Goodrich (B.F.) Co.	1,260	40,736
Rockwell Collins Inc.	1,734	59,337
United Defense Industries Inc. (1)	267	9,252

		134,572

AGRICULTURE—1.19%
Monsanto Co.	2,837	102,870

		102,870

APPAREL—1.07%
Liz Claiborne Inc.	1,183	42,813
Polo Ralph Lauren Corp.	561	18,491
Reebok International Ltd.	498	16,962
Timberland Co. Class A (1)	237	13,755

		92,021

AUTO PARTS & EQUIPMENT—0.32%
BorgWarner Inc.	594	28,031

		28,031

BANKS—5.21%
Bank of Hawaii Corp.	575	25,835
BOK Financial Corp. (1)	225	9,232
City National Corp.	448	28,896
Cullen/Frost Bankers Inc.	554	23,833
International Bancshares Corp.	432	16,654
Marshall & Ilsley Corp.	2,200	84,502
Popular Inc.	2,612	59,397
Synovus Financial Corp.	2,713	69,100
TCF Financial Corp.	714	43,126
W Holding Co. Inc.	849	14,008
Westamerica Bancorp	339	17,197
Zions Bancorporation	956	57,838

		449,618

BEVERAGES—1.22%
Brown-Forman Corp. Class B	426	19,813
Constellation Brands Inc. (1)	1,016	38,486
Pepsi Bottling Group Inc.	1,699	47,317

		105,616

BUILDING MATERIALS—1.55%
American Standard Companies Inc. (1)	1,910	72,370
Florida Rock Industries Inc.	402	17,258
Vulcan Materials Co.	918	43,715

		133,343

CHEMICALS—2.25%

Airgas Inc.	672	14,616
Cabot Corp.	672	25,590
International Flavors & Fragrances Inc.	865	31,607
Rohm & Haas Co.	1,553	60,878
Sigma-Aldrich Corp. (2)	635	36,474
Valspar Corp. (The)	507	24,843

		194,008

COAL—1.11%
CONSOL Energy Inc.	969	34,729
Massey Energy Co.	820	22,673
Peabody Energy Corp.	689	38,708

		96,110

COMMERCIAL SERVICES—2.11%
ARAMARK Corp. Class B	648	17,379
BearingPoint Inc. (1)	1,674	13,827
Block (H & R) Inc.	1,711	84,061
Equifax Inc.	1,476	35,601
Rent-A-Center Inc. (1)	868	25,467
Viad Corp.	235	5,619

		181,954

COMPUTERS—2.63%
Cadence Design Systems Inc. (1)	2,913	39,238
Diebold Inc.	782	36,050
DST Systems Inc. (1)	837	38,134
Maxtor Corp. (1) (2)	2,634	12,327
Reynolds & Reynolds Co. (The) Class A	690	15,249
Seagate Technology	1,638	18,788
Storage Technology Corp. (1)	1,211	30,214
Unisys Corp. (1)	3,571	36,567

		226,567
COSMETICS & PERSONAL CARE—0.40%
Alberto-Culver Co.	744	34,685

		34,685

DISTRIBUTION & WHOLESALE—1.25%
Grainger (W.W.) Inc.	867	45,908
Hughes Supply Inc.	327	19,921
Ingram Micro Inc. Class A (1)	1,335	19,024
Tech Data Corp. (1)	618	23,150

		108,003

DIVERSIFIED FINANCIAL SERVICES—3.74%
AmeriCredit Corp. (1) (2)	1,699	32,451
E*TRADE Financial Corp. (1)	3,895	43,118
Federated Investors Inc. Class B	1,031	28,981

Friedman, Billings, Ramsey Group Inc. Class A (2)	1,518	24,971
IndyMac Bancorp Inc.	615	20,430
Instinet Group Inc. (1)	1,128	5,042
Janus Capital Group Inc.	2,580	34,211
Jefferies Group Inc.	531	16,642
Nuveen Investments Inc. Class A	186	4,724
Raymond James Financial Inc.	633	14,793
T. Rowe Price Group Inc.	1,352	62,489
Waddell & Reed Financial Inc. Class A	879	17,070
Westcorp Inc.	255	10,603
WFS Financial Inc.	150	6,862

		322,387

ELECTRIC—0.58%
Allegheny Energy Inc. (1) (2)	1,353	20,079
Reliant Energy Inc. (1)	3,014	29,778

		49,857

ELECTRICAL COMPONENTS & EQUIPMENT—1.31%
American Power Conversion Corp.	2,157	32,571
AMETEK Inc.	717	22,112
Energizer Holdings Inc. (1)	884	33,680
Hubbell Inc. Class B	546	24,679

		113,042

ELECTRONICS—3.95%
Applera Corp. - Applied Biosystems Group	2,162	44,732
Avnet Inc. (1)	1,284	24,935
AVX Corp. (2)	552	6,883
Fisher Scientific International Inc. (1)	1,222	71,120
Mettler Toledo International Inc. (1)	447	18,640
Parker Hannifin Corp.	1,277	73,274
PerkinElmer Inc.	1,254	22,045
Solectron Corp. (1)	10,010	55,055
Vishay Intertechnology Inc. (1) (2)	1,551	24,040

		340,724

ENTERTAINMENT—0.37%
International Speedway Corp. Class A	282	14,675
Metro-Goldwyn-Mayer Inc.	834	10,116
Regal Entertainment Group Class A (2)	387	7,287

		32,078

ENVIRONMENTAL CONTROL—0.84%
Allied Waste Industries Inc. (1)	2,720	25,133
Republic Services Inc.	1,651	47,219

		72,352

FOOD—2.23%
Dean Foods Co. (1)	1,677	62,015
Hormel Foods Corp.	804	23,863
McCormick & Co. Inc. NVS	1,310	46,859
Smithfield Foods Inc. (1)	943	26,725
Smucker (J.M.) Co. (The)	618	25,839
Tootsie Roll Industries Inc.	237	6,944

		192,245

FOREST PRODUCTS & PAPER—0.75%
MeadWestvaco Corp.	2,157	64,408

		64,408

HEALTH CARE-PRODUCTS—1.50%
Bausch & Lomb Inc. (2)	567	34,922
Beckman Coulter Inc.	664	36,633
Edwards Lifesciences Corp. (1)	633	22,263
Hillenbrand Industries Inc.	629	35,721

		129,539

HEALTH CARE-SERVICES—1.88%
Coventry Health Care Inc. (1)	790	40,377
Humana Inc. (1)	1,742	31,548
Manor Care Inc.	948	29,625
Triad Hospitals Inc. (1)	820	27,929
Universal Health Services Inc. Class B	531	24,166
WellChoice Inc. (1)	240	8,784

		162,429

HOME BUILDERS—4.05%
Centex Corp.	1,320	55,994
D.R. Horton Inc.	2,198	60,731
Hovnanian Enterprises Inc. Class A (1)	363	11,264
Lennar Corp. Class A	1,321	56,380
Lennar Corp. Class B	120	4,763
M.D.C. Holdings Inc.	252	16,922
NVR Inc. (1)	57	26,562

Pulte Homes Inc.	1,118	61,076
Ryland Group Inc.	259	20,052
Standard-Pacific Corp.	327	15,176
Toll Brothers Inc. (1) (2)	513	20,387

		349,307

HOME FURNISHINGS—0.64%
Leggett & Platt Inc.	2,055	55,588

		55,588

HOUSEHOLD PRODUCTS & WARES—0.90%
Avery Dennison Corp.	1,043	63,175
Scotts Co. (The) Class A (1)	234	14,274

		77,449

INSURANCE—7.80%
Alleghany Corp. (1)	53	14,336
Ambac Financial Group Inc.	1,158	82,345
Axis Capital Holdings Ltd.	1,297	33,333
Cincinnati Financial Corp.	1,596	63,648
Endurance Specialty Holdings Ltd.	486	16,062
Erie Indemnity Co. Class A	315	14,276
Everest Re Group Ltd.	602	44,235
Gallagher (Arthur J.) & Co.	979	30,320
HCC Insurance Holdings Inc.	645	19,543
Markel Corp. (1)	93	26,272
MBIA Inc.	1,542	83,237
Mercury General Corp.	279	13,149
MGIC Investment Corp.	1,055	74,905
PMI Group Inc. (The)	1,030	42,467
Radian Group Inc.	1,002	46,112
Transatlantic Holdings Inc.	281	15,913
Unitrin Inc.	474	19,742
White Mountains Insurance Group Ltd.	66	33,363

		673,258

INTERNET—0.44%
Check Point Software Technologies Ltd. (1)	1,917	38,129

		38,129

LEISURE TIME—1.67%
Brunswick Corp.	964	37,625
Polaris Industries Inc. (2)	462	22,084
Royal Caribbean Cruises Ltd.	1,072	45,828
Sabre Holdings Corp.	1,498	38,244

		143,781

LODGING—3.13%
Caesars Entertainment Inc. (1)	2,847	41,936
Harrah’s Entertainment Inc.	1,207	56,113
Mandalay Resort Group	645	43,537
MGM Mirage (1)	650	28,697
Starwood Hotels & Resorts Worldwide Inc.	2,211	99,495

		269,778

MACHINERY—1.04%
Graco Inc.	750	23,610
Rockwell Automation Inc.	1,773	66,328

		89,938

MANUFACTURING—3.12%
Carlisle Companies Inc.	336	21,333
Crane Co.	633	17,610
Dover Corp.	2,171	86,145
ITT Industries Inc.	989	79,071
Pall Corp.	1,357	31,442
SPX Corp. (2)	819	33,538

		269,139

MEDIA—3.32%
Belo (A.H.) Corp.	1,065	24,900
Cablevision Systems Corp. (1) (2)	1,995	34,853
Gemstar-TV Guide International Inc. (1)	2,352	10,913
Hearst-Argyle Television Inc.	285	6,450
Hollinger International Inc.	489	8,093
Knight Ridder Inc.	842	55,395
Lee Enterprises Inc.	387	18,015
McClatchy Co. (The) Class A	213	14,686
Meredith Corp.	432	22,844
New York Times Co. Class A	1,578	65,645
UnitedGlobalCom Inc. Class A (1)	3,885	24,631

		286,425

METAL FABRICATE & HARDWARE—0.66%
Precision Castparts Corp.	693	39,037
Timken Co. (The)	738	18,332

		57,369

MINING—0.07%
Southern Peru Copper Corp.	150	5,869

		5,869

OFFICE FURNISHINGS—0.47%
Herman Miller Inc.	768	20,582
HNI Corp.	504	20,387

		40,969
OIL & GAS—1.97%
Newfield Exploration Co. (1)	552	32,607
Noble Energy Inc.	591	32,688
Pioneer Natural Resources Co.	1,286	46,360
Pogo Producing Co.	623	27,649
Premcor Inc. (1)	844	30,300

		169,604

OIL & GAS SERVICES—0.43%
FMC Technologies Inc. (1)	672	20,160
Tidewater Inc.	564	17,117

		37,277

PACKAGING & CONTAINERS—2.17%
Ball Corp.	564	40,710
Packaging Corp. of America	654	15,277
Pactiv Corp. (1)	1,632	38,483
Sealed Air Corp. (1)	903	42,838
Smurfit-Stone Container Corp.	2,695	50,154

		187,462

PHARMACEUTICALS—1.62%
AmerisourceBergen Corp.	1,199	64,818
King Pharmaceuticals Inc. (1)	2,604	29,399
Valeant Pharmaceuticals International (2)	891	15,601
Watson Pharmaceuticals Inc. (1)	1,175	29,622

		139,440

PIPELINES—2.10%
Equitable Resources Inc.	673	34,511
Kinder Morgan Inc.	1,047	62,830
Western Gas Resources Inc.	471	15,868
Williams Companies Inc. (2)	5,560	67,554

		180,763

REAL ESTATE INVESTMENT TRUSTS—5.14%
Archstone-Smith Trust	1,970	57,977
Catellus Development Corp.	939	23,475
Chelsea Property Group Inc.	471	30,672

Federal Realty Investment Trust	549	23,168
General Growth Properties Inc.	2,326	69,966
Mills Corp.	459	20,930
Pan Pacific Retail Properties Inc.	429	21,707
Public Storage Inc.	936	44,114
Regency Centers Corp.	603	25,627
Rouse Co. (The)	1,012	49,386
United Dominion Realty Trust Inc.	1,381	26,778
Ventas Inc.	894	22,815
Weingarten Realty Investors	857	26,396

		443,011

RETAIL—7.49%
Abercrombie & Fitch Co. Class A	1,012	37,323
American Eagle Outfitters Inc. (1)	552	18,089
AnnTaylor Stores Corp. (1)	735	19,727
Barnes & Noble Inc. (1)	588	20,215
Big Lots Inc. (1)	1,251	15,312
BJ’s Wholesale Club Inc. (1) (2)	744	17,343
Brinker International Inc. (1)	1,038	37,171
CBRL Group Inc.	519	17,241
Circuit City Stores Inc.	1,951	27,509
Darden Restaurants Inc.	1,592	33,957
Foot Locker Inc.	1,555	34,987
Kmart Holding Corp. (1) (2)	402	31,127
Nordstrom Inc.	1,114	48,905
Outback Steakhouse Inc. (2)	720	29,239
Penney (J.C.) Co. Inc. (Holding Co.)	2,975	119,000
Pier 1 Imports Inc.	936	16,782
RadioShack Corp.	1,715	47,934
Regis Corp.	471	19,386
7-Eleven Inc. (1)	327	5,608
Talbots Inc. (The)	252	7,762
Wendy’s International Inc.	1,150	41,136

		645,753

SAVINGS & LOANS—1.38%
Capitol Federal Financial	225	7,115
Independence Community Bank Corp.	832	31,067
New York Community Bancorp Inc. (2)	2,569	49,428
People’s Bank	1,011	31,857

		119,467

SEMICONDUCTORS—2.65%
Advanced Micro Devices Inc. (1) (2)	3,785	47,275
Agere Systems Inc. Class A (1)	8,589	10,650
Agere Systems Inc. Class B (1)	9,669	10,926
Cypress Semiconductor Corp. (1)	1,314	14,901
LSI Logic Corp. (1)	4,068	20,706
Micron Technology Inc. (1)	6,520	88,216
Teradyne Inc. (1)	2,091	35,756

		228,430

SOFTWARE—1.32%
BMC Software Inc. (1)	2,426	38,040
Compuware Corp. (1)	3,687	18,214
Dun & Bradstreet Corp. (1)	762	42,779
Sybase Inc. (1)	1,032	15,036

		114,069

TELECOMMUNICATIONS—4.68%
ADC Telecommunications Inc. (1)	8,598	20,635
American Tower Corp. Class A (1) (2)	2,409	34,834
Avaya Inc. (1)	4,736	69,382
CIENA Corp. (1)	6,045	17,047
Citizens Communications Co. (1)	3,064	44,122
NII Holdings Inc. Class B (1) (2)	631	23,991
NTL Inc. (1)	807	42,061

PanAmSat Corp. (1)	198	4,600
Scientific-Atlanta Inc.	1,634	50,246
Telephone & Data Systems Inc.	544	41,290
Tellabs Inc. (1) (2)	4,015	35,774
Western Wireless Corp. Class A (1)	744	19,634

		403,616

TEXTILES—0.49%
Mohawk Industries Inc. (1)	577	42,433

		42,433

TOYS, GAMES & HOBBIES—0.92%
Mattel Inc.	4,510	79,015

		79,015

TRANSPORTATION—0.26%
CNF Inc.	537	22,157

		22,157

WATER—0.22%
Aqua America Inc.	990	19,256

		19,256

TOTAL COMMON STOCKS (Cost: $8,945,630)		8,625,680

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.09%

MONEY MARKET FUNDS—0.80%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	43,855	43,855
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	22,210	22,210
BlackRock Temp Cash Money Market Fund (3)	1,019	1,019
Short-Term Investment Co. - Prime Money Market Portfolio (3)	1,737	1,737

		68,821

FLOATING RATE NOTES—0.74%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	1,211	1,211
1.31%, 10/12/04 (3) (4)	1,010	1,010
1.34%, 09/15/04 (3) (4)	2,019	2,019
1.42%, 03/15/05 (3) (4)	1,010	1,010
1.48%, 08/23/04 (3) (4)	1,010	1,010
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,514	1,514
1.38%, 11/22/04 (3)	505	505
1.40%, 10/29/04 (3)	2,019	2,019
CC USA Inc.
1.30%, 05/04/05 (3) (4)	2,019	2,019
1.61%, 07/29/05 (3) (4)	2,019	2,018
Depfa Bank PLC
1.27%, 06/15/05 (3)	2,019	2,019
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,676	1,675
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	1,615	1,615
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	1,292	1,292
1.58%, 04/22/05 (3)	2,019	2,019
K2 USA LLC
1.34%, 08/16/04 (3) (4)	505	505

1.41%, 09/27/04 (3) (4)	2,181	2,181
1.49%, 06/10/05 (3) (4)	2,019	2,019
1.61%, 07/25/05 (3) (4)	1,010	1,009
Links Finance LLC
1.33%, 04/15/05 (3)	2,019	2,019
1.68%, 04/25/05 (3)	2,019	2,020
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	2,019	2,019
1.63%, 12/09/04 (3)	1,676	1,666
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	1,918	1,919
Permanent Financing PLC
1.31%, 03/10/05 (3)	2,019	2,019
1.32%, 12/10/04 (3)	1,010	1,010
1.34%, 06/10/05 (3)	909	909
Sigma Finance Inc.
1.35%, 11/15/04 (3)	2,019	2,019
1.52%, 10/07/04 (3)	2,019	2,019
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	1,676	1,676
1.23%, 02/25/05 (3) (4)	1,131	1,131
1.32%, 04/07/05 (3) (4)	741	741
1.34%, 01/18/05 (3) (4)	888	888
1.42%, 07/25/05 (3) (4)	2,019	2,019
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	500	499
1.34%, 09/15/04 (3) (4)	1,010	1,010
1.38%, 07/15/05 (3) (4)	1,514	1,515
1.48%, 06/15/05 (3) (4)	1,010	1,009
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	909	909
1.33%, 04/15/05 (3) (4)	1,514	1,514
1.33%, 07/05/05 (3) (4)	1,010	1,009
1.34%, 11/15/04 (3) (4)	1,211	1,211
1.35%, 06/15/05 (3) (4)	828	828
1.40%, 08/26/04 (3) (4)	1,010	1,010
1.55%, 07/11/05 (3) (4)	505	505

		63,762

COMMERCIAL PAPER—0.56%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	1,010	1,009
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	1,514	1,514
1.33%, 08/16/04 (3)	2,019	2,018
1.35%, 08/20/04 (3)	606	606
1.37%, 08/24/04 (3)	707	706
Barton Capital Corp.
1.29%, 08/10/04 (3)	1,010	1,009
1.30%, 08/13/04 (3)	830	830
1.35%, 08/18/04 (3)	505	504
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	1,010	1,009
Corporate Asset Funding
1.42%, 09/03/04 (3)	606	606
CRC Funding LLC
1.42%, 09/03/04 (3)	1,010	1,008
Edison Asset Securitization
1.07%, 09/21/04 (3)	1,010	1,008
1.45%, 11/09/04 (3)	2,019	2,011
1.59%, 12/02/04 (3)	2,019	2,008
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	1,918	1,918
1.30%, 08/03/04 (3)	1,010	1,009
1.34%, 08/19/04 (3)	1,010	1,009
1.37%, 08/24/04 (3)	808	807

Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	1,010	1,001
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	1,324	1,320
Grampian Funding LLC
1.26%, 10/22/04 (3)	2,019	2,013
1.44%, 10/27/04 (3)	2,019	2,012
1.59%, 11/30/04 (3)	1,010	1,004
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	1,010	1,009
1.37%, 08/20/04 (3)	1,351	1,350
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	1,010	1,009
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	933	932
1.36%, 08/23/04 (3)	1,010	1,009
Receivables Capital Corp.
1.30%, 08/12/04 (3)	707	706
1.34%, 08/16/04 (3)	121	121
1.35%, 08/18/04 (3)	909	908
1.35%, 08/19/04 (3)	343	343
Scaldis Capital LLC
1.34%, 08/16/04 (3)	2,019	2,019
1.37%, 08/20/04 (3)	303	303
1.40%, 08/25/04 (3)	2,524	2,522
Sydney Capital Corp.
1.25%, 10/22/04 (3)	672	670
1.31%, 08/12/04 (3)	808	807
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	1,066	1,065
1.34%, 08/16/04 (3)	565	565
1.36%, 08/20/04 (3)	1,514	1,513
1.37%, 08/19/04 (3)	564	564
1.37%, 08/20/04 (3)	262	262
Windmill Funding Corp.
1.29%, 08/06/04 (3)	2,524	2,523

		48,139

TIME DEPOSITS—0.49%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	2,019	2,019
1.33%, 02/10/05 (3)	1,010	1,009
1.39%, 02/02/05 (3)	1,010	1,009
1.39%, 04/08/05 (3)	1,413	1,413
1.40%, 10/25/04 (3)	2,019	2,019
Bank of New York
1.39%, 11/01/04 (3)	2,019	2,019
1.60%, 12/03/04 (3)	505	505
Bank of Nova Scotia
1.13%, 10/06/04 (3)	2,019	2,019
1.24%, 10/07/04 (3)	1,514	1,514
1.42%, 10/29/04 (3)	1,514	1,514
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	2,019	2,020
1.35%, 06/10/05 (3)	1,010	1,010
1.36%, 06/23/05 (3)	2,019	2,019
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	2,019	2,018
Nordea Bank PLC
2.11%, 06/07/05 (3)	2,019	2,019
Prudential Funding LLC
1.60%, 12/01/04 (3)	1,010	1,005
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	3,533	3,533
1.34%, 02/10/05 (3)	808	808
1.41%, 11/01/04 (3)	1,514	1,514
1.77%, 05/10/05 (3)	1,010	1,009

1.90%, 05/11/05 (3)	1,010	1,009
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	2,019	2,017
1.11%, 12/17/04 (3)	3,029	3,016
1.13%, 08/09/04 (3)	2,019	2,019
1.14%, 09/29/04 (3)	2,019	2,015

		42,071

REPURCHASE AGREEMENTS—0.29%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	5,245	5,245
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	10,095	10,095
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	10,095	10,095

		25,435

U.S. GOVERNMENT AGENCY NOTES—0.12%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	808	807
1.63%, 04/15/05 (3)	1,413	1,417
1.80%, 01/18/05 (3)	939	931
1.80%, 01/19/05 (3)	1,010	1,001
2.06%, 05/31/05 (3)	1,007	989
Federal National Mortgage Association
1.28%, 08/20/04 (3)	2,625	2,623
2.33%, 07/22/05 (3)	3,029	2,959

		10,727

MEDIUM-TERM NOTES—0.09%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	2,019	2,019
1.51%, 02/15/05 (3) (4)	1,312	1,313
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	505	505
1.48%, 01/18/05 (3) (4)	1,514	1,514
K2 USA LLC
1.46%, 01/12/05 (3) (4)	1,010	1,009
Sigma Finance Inc.
1.24%, 08/06/04 (3)	505	505
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	505	505

		7,370

TOTAL SHORT-TERM INVESTMENTS (Cost: $266,325)		266,325

TOTAL INVESTMENTS IN SECURITIES — 103.08% (Cost: $9,211,955) (7)		8,892,005
Other Assets, Less Liabilities — (3.08%)		(265,876)

NET ASSETS — 100.00%		$8,626,129

NVS    - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $9,212,840. Net unrealized depreciation aggregated $320,835, of which $104,955 represented gross unrealized appreciation on securities and $425,790 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.81%
Getty Images Inc. (1)	486	$26,545
Lamar Advertising Co. (1)	882	35,465
West Corp. (1) (2)	225	5,641

		67,651

AEROSPACE & DEFENSE—0.96%
L-3 Communications Holdings Inc.	1,131	69,161
Titan Corp. (The) (1)	891	10,665

		79,826

AIRLINES—0.26%
JetBlue Airways Corp. (1)	927	22,072

		22,072

APPAREL—1.13%
Coach Inc. (1)	2,007	85,880
Columbia Sportswear Co. (1)	159	8,705

		94,585

AUTO MANUFACTURERS—0.23%
Oshkosh Truck Corp.	366	19,387

		19,387

BANKS—1.02%
Commerce Bancorp Inc.	833	41,933
First Marblehead Corp. (The) (1)	258	10,826
Investors Financial Services Corp. (2)	702	32,067

		84,826

BIOTECHNOLOGY—3.55%
Affymetrix Inc. (1)	642	17,340
Celgene Corp. (1)	875	46,664
Charles River Laboratories International Inc. (1)	489	22,039
Human Genome Sciences Inc. (1)	1,377	13,804
ICOS Corp. (1) (2)	615	14,797
Invitrogen Corp. (1)	555	29,126
Martek Biosciences Corp. (1)	309	14,622
MedImmune Inc. (1)	2,656	61,194
Millennium Pharmaceuticals Inc. (1)	2,994	33,293
Millipore Corp. (1)	529	27,873
Protein Design Labs Inc. (1)	1,002	16,232

		296,984

CHEMICALS—0.72%
Ecolab Inc.	1,973	60,176

		60,176

COMMERCIAL SERVICES—5.47%
Alliance Data Systems Corp. (1)	477	18,942
Career Education Corp. (1)	1,017	34,385
ChoicePoint Inc. (1)	946	39,732
Corinthian Colleges Inc. (1)	957	17,915
Corporate Executive Board Co. (The)	390	22,113
DeVry Inc. (1)	648	15,066

Education Management Corp. (1)	636	17,655
Hewitt Associates Inc. Class A (1)	333	8,891
Interactive Data Corp. (1)	378	6,619
Iron Mountain Inc. (1)	1,242	40,079
ITT Educational Services Inc. (1)	486	15,479
Manpower Inc.	954	41,547
Moody’s Corp.	1,357	92,412
Pharmaceutical Product Development Inc. (1)	525	18,407
Robert Half International Inc.	1,821	50,660
Weight Watchers International Inc. (1)	444	17,201

		457,103

COMPUTERS—6.94%
Affiliated Computer Services Inc. Class A (1)	1,310	67,989
Apple Computer Inc. (1)	3,813	123,312
BISYS Group Inc. (The) (1)	1,275	17,404
Ceridian Corp. (1)	1,575	28,350
Cognizant Technology Solutions Corp. (1)	1,356	37,358
Henry (Jack) & Associates Inc.	810	15,593
National Instruments Corp.	555	16,123
NCR Corp. (1)	1,011	46,941
Network Appliance Inc. (1)	3,709	71,621
SanDisk Corp. (1) (2)	1,713	41,660
SunGard Data Systems Inc. (1)	3,096	72,168
Synopsys Inc. (1)	1,647	41,653

		580,172

DISTRIBUTION & WHOLESALE—1.06%
CDW Corp.	693	44,560
Fastenal Co.	699	43,604

		88,164

DIVERSIFIED FINANCIAL SERVICES—2.54%
Ameritrade Holding Corp. (1)	3,003	33,303
BlackRock Inc.	144	8,921
CapitalSource Inc. (1)	705	15,242
Chicago Mercantile Exchange Holdings Inc.	291	36,521
Doral Financial Corp.	987	38,740
Eaton Vance Corp.	636	24,130
Legg Mason Inc.	705	55,371

		212,228

ELECTRIC—0.28%
NRG Energy Inc. (1)	891	23,692

		23,692

ELECTRICAL COMPONENTS & EQUIPMENT—0.55%
Molex Inc.	837	24,240
Molex Inc. Class A	876	21,742

		45,982

ELECTRONICS—3.76%
Amphenol Corp. Class A (1)	843	26,495
Garmin Ltd. (2)	615	23,063
Gentex Corp.	819	29,320
Jabil Circuit Inc. (1)	1,743	37,910
Sanmina-SCI Corp. (1)	5,523	40,539
Symbol Technologies Inc.	2,187	28,628
Tektronix Inc.	897	27,269
Thermo Electron Corp. (1)	1,758	45,216
Waters Corp. (1)	1,277	56,035

		314,475

ENGINEERING & CONSTRUCTION—0.26%
Jacobs Engineering Group Inc. (1)	552	22,069

		22,069

ENTERTAINMENT—0.32%
GTECH Holdings Corp.	630	26,693

		26,693

ENVIRONMENTAL CONTROL—0.27%
Stericycle Inc. (1)	462	22,638

		22,638

FOOD—1.02%
Dreyer’s Grand Ice Cream Holdings Inc.	240	19,070
Performance Food Group Co. (1)	492	12,192
Whole Foods Market Inc. (2)	657	54,084

		85,346

HEALTH CARE-PRODUCTS—4.25%
Bard (C.R.) Inc.	1,101	60,775
Cooper Companies Inc.	345	20,510
Cytyc Corp. (1)	1,173	28,351
Dade Behring Holdings Inc. (1)	450	22,361
DENTSPLY International Inc.	764	37,153
Henry Schein Inc. (1)	468	31,403
IDEXX Laboratories Inc. (1)	369	18,594
INAMED Corp. (1)	375	20,318
Patterson Cos. Inc. (1)	621	45,594
Respironics Inc. (1)	369	20,561
Varian Medical Systems Inc. (1)	726	50,101

		355,721

HEALTH CARE-SERVICES—3.91%
Community Health Systems Inc. (1)	801	19,713
Covance Inc. (1)	666	24,436
DaVita Inc. (1)	1,041	31,615
Health Management Associates Inc. Class A	2,598	52,116
Laboratory Corp. of America Holdings (1)	1,510	59,132
Lincare Holdings Inc. (1)	1,056	33,729
Quest Diagnostics Inc.	851	69,850
Renal Care Group Inc. (1)	708	22,557
Select Medical Corp.	1,092	14,021

		327,169

HOLDING COMPANIES - DIVERSIFIED—0.30%
Leucadia National Corp.	489	25,179

		25,179

HOME BUILDERS—0.16%
Thor Industries Inc.	414	12,962

		12,962

HOME FURNISHINGS—0.72%
Harman International Industries Inc.	705	60,440

		60,440

HOUSEHOLD PRODUCTS & WARES—0.35%
Church & Dwight Co. Inc.	435	19,218
Fossil Inc. (1)	411	9,942

		29,160

INSURANCE—0.30%
Brown & Brown Inc.	594	25,257

		25,257

INTERNET—1.82%
CheckFree Corp. (1)	699	20,998
McAfee Inc. (1)	1,752	31,501
Monster Worldwide Inc. (1) (2)	1,191	26,309
VeriSign Inc. (1)	2,631	46,069
WebMD Corp. (1)	3,309	26,935

		151,812

LODGING—1.32%
Hilton Hotels Corp.	4,092	72,960
Station Casinos Inc.	366	15,811
Wynn Resorts Ltd. (1)	612	21,897

		110,668

MACHINERY—0.50%
Zebra Technologies Corp. Class A (1)	510	42,141

		42,141

MANUFACTURING—0.52%
Donaldson Co. Inc.	804	21,411
Roper Industries Inc.	390	21,840

		43,251

MEDIA—3.38%
Citadel Broadcasting Corp. (1)	597	8,412
Cox Radio Inc. Class A (1)	405	7,019
Dow Jones & Co. Inc.	480	20,342
Entercom Communications Corp. (1)	432	16,610
Radio One Inc. (1)	237	3,662
Radio One Inc. Class D (1)	687	10,449
Scripps (E.W.) Co. Class A	433	44,348
Sirius Satellite Radio Inc. (1)	13,104	33,153
Washington Post Co. (The) Class B	65	56,414
Westwood One Inc. (1)	819	19,492
Wiley, John & Sons Inc. Class A	417	13,494
XM Satellite Radio Holdings Inc. Class A (1)	1,872	49,402

		282,797

MINING—0.66%
Freeport-McMoRan Copper & Gold Inc.	1,580	55,063

		55,063

OIL & GAS—8.33%
Diamond Offshore Drilling Inc.	648	15,837
ENSCO International Inc.	1,602	48,236
EOG Resources Inc.	1,243	78,993
Evergreen Resources Inc. (1)	456	18,660
GlobalSantaFe Corp.	2,025	55,485
Murphy Oil Corp.	930	71,926
Nabors Industries Ltd. (1)	1,585	73,703
Noble Corp. (1)	1,413	54,711
Patina Oil & Gas Corp.	699	20,614
Patterson-UTI Energy Inc.	1,650	30,080
Pride International Inc. (1)	1,227	22,086
Rowan Companies Inc. (1)	1,122	27,399
Transocean Inc. (1)	3,421	97,156
XTO Energy Inc.	2,728	81,567

		696,453

OIL & GAS SERVICES—3.86%
BJ Services Co. (1)	1,716	85,217
Cooper Cameron Corp. (1)	570	29,121
Grant Prideco Inc. (1)	1,182	22,328
National-Oilwell Inc. (1)	909	30,406
Smith International Inc. (1)	1,114	64,924
Varco International Inc. (1)	1,029	24,871
Weatherford International Ltd. (1)	1,415	66,194

		323,061

PHARMACEUTICALS—7.36%
Accredo Health Inc. (1)	513	16,621
American Pharmaceutical Partners Inc. (1)	426	12,652
Amylin Pharmaceuticals Inc. (1) (2)	876	18,046
Barr Pharmaceuticals Inc. (1)	954	32,770
Caremark Rx Inc. (1)	4,940	150,670

Cephalon Inc. (1) (2)	594	30,009
Endo Pharmaceuticals Holdings Inc. (1)	348	6,682
Eon Labs Inc. (1)	279	8,124
Express Scripts Inc. (1)	672	44,083
ImClone Systems Inc. (1)	651	38,357
IVAX Corp. (1)	1,784	42,548
Medicis Pharmaceutical Corp. Class A	594	21,247
MGI Pharma Inc. (1)	747	20,923
Mylan Laboratories Inc.	2,844	42,148
NBTY Inc. (1)	642	13,970
Neurocrine Biosciences Inc. (1)	384	17,883
Omnicare Inc.	1,101	31,125
OSI Pharmaceuticals Inc. (1)	423	25,422
Sepracor Inc. (1)	909	41,787

		615,067
REAL ESTATE—0.22%
St. Joe Company (The)	426	18,327

		18,327
RETAIL—8.14%
Advance Auto Parts Inc. (1)	786	29,176
Applebee’s International Inc.	876	23,337
AutoZone Inc. (1)	698	53,886
CarMax Inc. (1)	1,101	22,901
Cheesecake Factory (The) (1)	513	21,428
Chico’s FAS Inc. (1) (2)	945	39,567
Claire’s Stores Inc.	876	20,192
Dollar General Corp.	3,186	61,490
Dollar Tree Stores Inc. (1)	1,206	32,453
Family Dollar Stores Inc.	1,716	47,808
Krispy Kreme Doughnuts Inc. (1)	606	9,538
Michaels Stores Inc.	734	39,658
MSC Industrial Direct Co. Inc. Class A	444	13,897
O’Reilly Automotive Inc. (1)	582	23,565
Pacific Sunwear of California Inc. (1)	813	16,585
PETCO Animal Supplies Inc. (1)	438	13,083
PETsMART Inc.	1,544	47,879
Ross Stores Inc.	1,613	37,341
Ruby Tuesday Inc.	705	20,367
Tiffany & Co.	1,569	56,092
Urban Outfitters Inc. (1)	612	18,201
Williams-Sonoma Inc. (1)	993	32,263

		680,707

SAVINGS & LOANS—0.30%
Hudson City Bancorp Inc.	729	25,267

		25,267

SEMICONDUCTORS—7.57%
Altera Corp. (1)	3,994	83,155
Atmel Corp. (1)	4,677	20,018

Fairchild Semiconductor International Inc. Class A (1)	1,074	15,777
Integrated Circuit Systems Inc. (1)	771	18,442
International Rectifier Corp. (1)	702	27,518
Intersil Corp. Class A	1,485	27,279
KLA-Tencor Corp. (1)	2,097	86,417
Lam Research Corp. (1)	1,422	33,915
Marvell Technology Group Ltd. (1)	2,016	46,812
Microchip Technology Inc.	2,208	63,966
National Semiconductor Corp. (1)	3,831	65,702
Novellus Systems Inc. (1)	1,569	42,363
NVIDIA Corp. (1)	1,659	25,549
PMC-Sierra Inc. (1)	1,872	22,239
QLogic Corp. (1)	990	24,206
Rambus Inc. (1)	1,020	17,105
Silicon Laboratories Inc. (1)	360	12,704

		633,167

SOFTWARE—7.02%
Activision Inc. (1)	1,431	20,964
Acxiom Corp. (2)	906	19,932
Autodesk Inc.	1,200	48,240
BEA Systems Inc. (1)	4,098	26,596
Certegy Inc.	675	25,589
Citrix Systems Inc. (1)	1,806	31,822
Fair Isaac Corp.	747	21,349
Fiserv Inc. (1)	2,081	71,295
Global Payments Inc.	402	18,351
IMS Health Inc.	2,509	60,818
Mercury Interactive Corp. (1)	978	35,756
Novell Inc. (1)	4,071	27,846
PeopleSoft Inc. (1)	3,537	63,737
Pixar Inc. (1)	261	17,811
Red Hat Inc. (1)	1,554	26,604
SEI Investments Co.	741	22,726
Siebel Systems Inc. (1)	4,776	38,495
Total System Services Inc.	399	9,073

		587,004

TELECOMMUNICATIONS—5.49%
ADTRAN Inc.	456	12,180
Amdocs Ltd. (1)	1,866	40,492
Andrew Corp. (1)	1,584	17,186
Comverse Technology Inc. (1)	2,073	35,365
Crown Castle International Corp. (1)	2,370	33,464
Harris Corp.	705	33,473
JDS Uniphase Corp. (1)	15,392	53,102
Juniper Networks Inc. (1)	5,263	120,838
Level 3 Communications Inc. (1)	6,549	19,843
Nextel Partners Inc. Class A (1)	417	6,701
Plantronics Inc. (1)	507	19,611
Polycom Inc. (1)	1,059	20,418
SpectraSite Inc. (1)	477	20,511
United States Cellular Corp. (1)	162	6,359
UTStarcom Inc. (1)	1,056	19,283

		458,826

TEXTILES—0.74%
Cintas Corp.	1,466	61,513

		61,513

TOYS, GAMES & HOBBIES—0.14%
Marvel Enterprises Inc. (1)	873	11,393

		11,393

TRANSPORTATION—1.42%
CH Robinson Worldwide Inc.	858	37,520
Expeditors International Washington Inc.	1,124	52,165
Hunt (J.B.) Transport Services Inc.	603	23,161
SIRVA Inc. (1)	264	6,172

		119,018

TOTAL COMMON STOCKS (Cost: $8,892,950)		8,355,492

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.25%

MONEY MARKET FUNDS—0.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	29,349	29,349
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	15,875	15,875
BlackRock Temp Cash Money Market Fund (3)	729	729
Short-Term Investment Co.- Prime Money Market Portfolio (3)	1,242	1,242

		47,195

FLOATING RATE NOTES—0.55%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	866	866
1.31%, 10/12/04 (3) (4)	722	722
1.34%, 09/15/04 (3) (4)	1,443	1,443
1.42%, 03/15/05 (3) (4)	722	722
1.48%, 08/23/04 (3) (4)	722	722
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,082	1,082
1.38%, 11/22/04 (3)	361	361
1.40%, 10/29/04 (3)	1,443	1,443
CC USA Inc.
1.30%, 05/04/05 (3) (4)	1,443	1,443
1.61%, 07/29/05 (3) (4)	1,443	1,443
Depfa Bank PLC
1.27%, 06/15/05 (3)	1,443	1,443
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,198	1,197
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	1,155	1,154
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	924	924
1.58%, 04/22/05 (3)	1,443	1,443
K2 USA LLC
1.34%, 08/16/04 (3) (4)	361	361
1.41%, 09/27/04 (3) (4)	1,559	1,559
1.49%, 06/10/05 (3) (4)	1,443	1,443
1.61%, 07/25/05 (3) (4)	722	721
Links Finance LLC
1.33%, 04/15/05 (3)	1,443	1,443
1.68%, 04/25/05 (3)	1,443	1,444
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	1,443	1,443
1.63%, 12/09/04 (3)	1,198	1,191
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	1,371	1,372
Permanent Financing PLC
1.31%, 03/10/05 (3)	1,443	1,443
1.32%, 12/10/04 (3)	722	722
1.34%, 06/10/05 (3)	649	649
Sigma Finance Inc.
1.35%, 11/15/04 (3)	1,443	1,443
1.52%, 10/07/04 (3)	1,443	1,443
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	1,198	1,198
1.23%, 02/25/05 (3) (4)	808	808
1.32%, 04/07/05 (3) (4)	530	530
1.34%, 01/18/05 (3) (4)	635	635
1.42%, 07/25/05 (3) (4)	1,443	1,443
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	357	356
1.34%, 09/15/04 (3) (4)	722	722
1.38%, 07/15/05 (3) (4)	1,082	1,082
1.48%, 06/15/05 (3) (4)	722	721
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	649	649
1.33%, 04/15/05 (3) (4)	1,082	1,082
1.33%, 07/05/05 (3) (4)	722	721

1.34%, 11/15/04 (3) (4)	866	866
1.35%, 06/15/05 (3) (4)	592	592
1.40%, 08/26/04 (3) (4)	722	722
1.55%, 07/11/05 (3) (4)	361	361

		45,573

COMMERCIAL PAPER—0.41%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	722	721
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	1,082	1,082
1.33%, 08/16/04 (3)	1,443	1,442
1.35%, 08/20/04 (3)	433	433
1.37%, 08/24/04 (3)	505	505
Barton Capital Corp.
1.29%, 08/10/04 (3)	722	721
1.30%, 08/13/04 (3)	593	593
1.35%, 08/18/04 (3)	361	361
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	722	721
Corporate Asset Funding
1.42%, 09/03/04 (3)	433	432
CRC Funding LLC
1.42%, 09/03/04 (3)	722	721
Edison Asset Securitization
1.07%, 09/21/04 (3)	722	721
1.45%, 11/09/04 (3)	1,443	1,437
1.59%, 12/02/04 (3)	1,443	1,435
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	1,371	1,371
1.30%, 08/03/04 (3)	722	722
1.34%, 08/19/04 (3)	722	721
1.37%, 08/24/04 (3)	577	577
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	722	715
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	946	943
Grampian Funding LLC
1.26%, 10/22/04 (3)	1,443	1,439
1.44%, 10/27/04 (3)	1,443	1,439
1.59%, 11/30/04 (3)	722	718
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	722	721
1.37%, 08/20/04 (3)	965	965
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	722	721
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	667	666
1.36%, 08/23/04 (3)	722	722
Receivables Capital Corp.
1.30%, 08/12/04 (3)	505	505
1.34%, 08/16/04 (3)	86	86
1.35%, 08/18/04 (3)	649	649
1.35%, 08/19/04 (3)	245	245
Scaldis Capital LLC
1.34%, 08/16/04 (3)	1,443	1,442
1.37%, 08/20/04 (3)	216	216
1.40%, 08/25/04 (3)	1,804	1,802
Sydney Capital Corp.
1.25%, 10/22/04 (3)	480	479
1.31%, 08/12/04 (3)	577	577
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	762	761
1.34%, 08/16/04 (3)	404	404
1.36%, 08/20/04 (3)	1,082	1,082
1.37%, 08/19/04 (3)	403	403
1.37%, 08/20/04 (3)	188	187

Windmill Funding Corp.
1.29%, 08/06/04 (3)	1,804	1,804

		34,407

TIME DEPOSITS—0.36%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,443	1,443
1.33%, 02/10/05 (3)	722	722
1.39%, 02/02/05 (3)	722	722
1.39%, 04/08/05 (3)	1,010	1,010
1.40%, 10/25/04 (3)	1,443	1,443
Bank of New York
1.39%, 11/01/04 (3)	1,443	1,443
1.60%, 12/03/04 (3)	361	361
Bank of Nova Scotia
1.13%, 10/06/04 (3)	1,443	1,443
1.24%, 10/07/04 (3)	1,082	1,082
1.42%, 10/29/04 (3)	1,082	1,082
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	1,443	1,443
1.35%, 06/10/05 (3)	722	722
1.36%, 06/23/05 (3)	1,443	1,443
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	1,443	1,443
Nordea Bank PLC
2.11%, 06/07/05 (3)	1,443	1,443
Prudential Funding LLC
1.60%, 12/01/04 (3)	722	718
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	2,526	2,525
1.34%, 02/10/05 (3)	577	577
1.41%, 11/01/04 (3)	1,082	1,082
1.77%, 05/10/05 (3)	722	722
1.90%, 05/11/05 (3)	722	722
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	1,443	1,442
1.11%, 12/17/04 (3)	2,165	2,156
1.13%, 08/09/04 (3)	1,443	1,443
1.14%, 09/29/04 (3)	1,443	1,441

		30,073

REPURCHASE AGREEMENTS—0.22%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	3,747	3,747
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	7,216	7,216
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	7,216	7,216

		18,179

U.S. GOVERNMENT AGENCY NOTES—0.09%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	577	577
1.63%, 04/15/05 (3)	1,010	1,012
1.80%, 01/18/05 (3)	671	666
1.80%, 01/19/05 (3)	722	715
2.06%, 05/31/05 (3)	719	707
Federal National Mortgage Association
1.28%, 08/20/04 (3)	1,876	1,875
2.33%, 07/22/05 (3)	2,165	2,115

		7,667

MEDIUM-TERM NOTES—0.06%

CC USA Inc.

1.29%, 04/15/05 (3) (4)	1,443	1,443
1.51%, 02/15/05 (3) (4)	938	939
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	361	361
1.48%, 01/18/05 (3) (4)	1,082	1,082
K2 USA LLC
1.46%, 01/12/05 (3) (4)	722	722
Sigma Finance Inc.
1.24%, 08/06/04 (3)	361	361
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	361	361

		5,269

TOTAL SHORT-TERM INVESTMENTS (Cost: $188,363)		188,363

TOTAL INVESTMENTS IN SECURITIES — 102.18% (Cost: $9,081,313) (7)		8,543,855
Other Assets, Less Liabilities — (2.18%)		(182,049)

NET ASSETS — 100.00%		$8,361,806

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $9,081,313. Net unrealized depreciation aggregated $537,458, of which $118,046 represented gross unrealized appreciation on securities and $655,504 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.78%

AGRICULTURE—1.96%
Bunge Ltd.	1,125	$45,146
R.J. Reynolds Tobacco Holdings Inc. (1)	888	63,892
UST Inc.	1,708	64,819

		173,857

AIRLINES—0.16%
AMR Corp. (1) (2)	1,653	13,935

		13,935

APPAREL—1.06%
Jones Apparel Group Inc. (1)	1,314	49,078
VF Corp.	908	45,409

		94,487

AUTO MANUFACTURERS—0.26%
Navistar International Corp. (2)	636	22,864

		22,864

AUTO PARTS & EQUIPMENT—1.51%
American Axle & Manufacturing Holdings Inc.	318	10,923
Dana Corp.	1,542	29,745
Delphi Corp.	5,136	48,843
Lear Corp.	714	39,363
TRW Automotive Holdings Corp. (2)	249	5,179

		134,053

BANKS—12.19%
AmSouth Bancorp	3,638	89,240
Associated Bancorp	1,062	31,977
Assurant Inc	951	23,204
BancorpSouth Inc.	750	15,840
Banknorth Group Inc.	1,785	56,959
Charter One Financial Inc.	2,319	102,987
Colonial BancGroup Inc. (The)	1,317	25,405
Commerce Bancshares Inc.	651	30,343
Compass Bancshares Inc.	1,269	55,950
First Horizon National Corp. (1)	1,284	55,661
FirstMerit Corp.	750	19,455
Fulton Financial Corp.	1,323	27,135
Hibernia Corp. Class A	1,608	40,682
Hudson United Bancorp	465	15,926
Huntington Bancshares Inc.	2,247	54,962
Mercantile Bankshares Corp.	819	37,191
National Commerce Financial Corp.	2,106	68,445
North Fork Bancorp Inc. (1)	1,776	69,353
Regions Financial Corp.	4,775	141,770
Sky Financial Group Inc.	1,068	24,938
Trustmark Corp.	531	15,266
UnionBanCal Corp.	513	29,780
Valley National Bancorp	1,023	25,452
Wilmington Trust Corp.	687	23,976

		1,081,897

BEVERAGES—0.38%
Coors (Adolph) Co. Class B	273	18,771
PepsiAmericas Inc.	786	14,753

		33,524

BUILDING MATERIALS—0.39%
Lafarge North America Inc.	309	12,944
Martin Marietta Materials Inc.	498	21,787

		34,731

CHEMICALS—2.54%
Ashland Inc.	729	38,105
Eastman Chemical Co.	801	35,789
Engelhard Corp.	1,287	37,838
Lubrizol Corp.	534	18,492
Lyondell Chemical Co. (1)	1,473	26,779
RPM International Inc.	1,200	18,060
Sherwin-Williams Co. (The)	1,248	50,394

		225,457

COMMERCIAL SERVICES—2.00%
Convergys Corp. (2)	1,485	19,661
Deluxe Corp.	516	22,730
Donnelley (R.R.) & Sons Co.	2,517	79,890
Service Corp. International (2)	3,153	20,022
ServiceMaster Co. (The)	3,009	35,145

		177,448

COMPUTERS—1.20%
Computer Sciences Corp. (2)	1,938	91,570
Western Digital Corp. (2)	2,160	15,142

		106,712

DISTRIBUTION & WHOLESALE—0.77%
Genuine Parts Co.	1,815	68,480

		68,480

DIVERSIFIED FINANCIAL SERVICES—2.72%
Bear Stearns Companies Inc. (The)	1,091	91,011
CIT Group Inc.	2,193	76,229
Edwards (A.G.) Inc.	828	26,910
Providian Financial Corp. (2)	3,015	41,728
Student Loan Corp.	42	5,890

		241,768

ELECTRIC—14.11%
AES Corp. (The) (2)	6,252	60,332
ALLETE Inc.	816	22,620
Alliant Energy Corp.	1,152	29,848
Ameren Corp.	1,886	84,285
Calpine Corp. (1) (2)	4,308	16,629
CenterPoint Energy Inc.	2,808	32,601
Cinergy Corp.	1,737	66,440
Consolidated Edison Inc. (1)	2,496	102,261
Constellation Energy Group Inc.	1,746	67,308
DPL Inc.	984	19,631
DTE Energy Co. (1)	1,797	72,185
Edison International	3,099	83,053
Energy East Corp.	1,518	36,978
Great Plains Energy Inc.	768	22,034
Hawaiian Electric Industries Inc. (1)	831	21,215
MDU Resources Group Inc.	1,119	27,360
NiSource Inc.	2,727	56,449
Northeast Utilities (1)	1,326	24,796
NSTAR	549	25,693
OGE Energy Corp. (1)	906	22,550
Pepco Holdings Inc.	1,782	32,076
Pinnacle West Capital Corp.	945	38,272
PPL Corp.	1,842	85,377
Puget Energy Inc.	1,029	22,226
SCANA Corp.	1,041	38,121
TECO Energy Inc.	1,950	25,155
Texas Genco Holdings Inc.	156	7,237
Wisconsin Energy Corp.	1,224	39,352
Xcel Energy Inc.	4,121	70,469

		1,252,553

ELECTRONICS—0.32%
Arrow Electronics Inc. (2)	1,194	28,250

		28,250

ENGINEERING & CONSTRUCTION—0.44%
Fluor Corp. (1)	861	39,219

		39,219

FOOD—2.12%
Albertson’s Inc. (1)	3,296	80,389
Del Monte Foods Co. (2)	2,055	21,660
SUPERVALU Inc.	1,401	40,013
Tyson Foods Inc. Class A	2,442	46,545

		188,607

FOREST PRODUCTS & PAPER—2.15%
Boise Cascade Corp.	909	29,315
Bowater Inc. (1)	576	21,485
Georgia-Pacific Corp.	2,331	78,322
Louisiana-Pacific Corp.	1,056	25,006
Temple-Inland Inc.	543	37,060

		191,188

GAS—2.17%
AGL Resources Inc.	615	18,173
KeySpan Corp.	1,659	59,707
ONEOK Inc.	993	20,853
Sempra Energy	2,086	74,574
Vectren Corp.	786	19,453

		192,760

HAND & MACHINE TOOLS—1.25%
Black & Decker Corp.	825	57,676
Snap-On Inc.	546	17,532
Stanley Works (The)	846	35,870

		111,078

HEALTH CARE-SERVICES—1.23%
Health Net Inc. (2)	1,167	28,160
PacifiCare Health Systems Inc. (2)	891	27,238
Tenet Healthcare Corp. (2)	4,821	53,899

		109,297

HOME BUILDERS—0.28%
KB Home	387	24,787

		24,787

HOME FURNISHINGS—0.61%
Maytag Corp.	762	15,621
Whirlpool Corp.	618	38,588

		54,209

HOUSEWARES—0.69%
Newell Rubbermaid Inc.	2,847	61,495

		61,495

INSURANCE—12.56%
Allmerica Financial Corp. (2)	552	16,455
American Financial Group Inc.	393	11,668
AON Corp.	2,683	70,939
Berkley (W.R.) Corp.	753	30,828
CIGNA Corp.	1,461	90,597
CNA Financial Corp. (2)	345	9,101
Conseco Inc. (2)	1,491	26,808
Fidelity National Financial Inc.	1,653	59,921
First American Corp.	813	21,837
IPC Holdings Ltd.	378	14,175
Jefferson-Pilot Corp.	1,449	69,813
Lincoln National Corp.	1,854	81,020
Nationwide Financial Services Inc.	585	20,750

Old Republic International Corp.	1,770	41,223
PartnerRe Ltd.	558	29,189
Protective Life Corp.	663	24,034
Reinsurance Group of America Inc.	267	10,640
RenaissanceRe Holdings Ltd.	693	36,729
SAFECO Corp.	1,443	67,908
St. Paul Travelers Companies Inc.	6,904	255,931
StanCorp Financial Group Inc.	300	21,090
Torchmark Corp.	1,159	60,593
UNUMProvident Corp. (1)	2,760	44,022

		1,115,271

IRON & STEEL—1.28%
International Steel Group Inc. (2)	198	6,481
Nucor Corp.	744	62,236
United States Steel Corp.	1,173	44,738

		113,455

MACHINERY—0.29%
Cummins Inc. (1)	366	25,411

		25,411

MANUFACTURING—4.24%
Cooper Industries Ltd.	963	54,766
Eastman Kodak Co.	2,960	78,410
Eaton Corp.	1,560	100,838
Harsco Corp.	426	19,119
Pentair Inc.	1,038	32,510
Teleflex Inc.	375	16,669
Textron Inc.	1,209	74,112

		376,424

MINING—1.04%
Owens-Illinois Inc. (2)	1,167	17,155
Phelps Dodge Corp. (2)	969	75,524

		92,679

OFFICE FURNISHINGS—0.07%
Steelcase Inc. Class A	468	6,107

		6,107

OIL & GAS—4.91%
Amerada Hess Corp.	848	70,681
Chesapeake Energy Corp.	2,508	38,498
Kerr-McGee Corp.	1,284	67,410
Sunoco Inc.	783	53,377
Unocal Corp.	2,724	105,582
Valero Energy Corp.	1,338	100,243

		435,791

PACKAGING & CONTAINERS—0.63%
Bemis Co. Inc.	1,107	29,313
Sonoco Products Co.	1,014	26,273

		55,586

PIPELINES—1.22%
El Paso Corp.	6,639	52,382
National Fuel Gas Co.	804	20,534
Questar Corp.	867	35,530

		108,446

REAL ESTATE—0.17%
Forest City Enterprises Inc. Class A	288	15,091

		15,091

REAL ESTATE INVESTMENT TRUSTS—10.27%
AMB Property Corp.	855	30,045
Annaly Mortgage Management Inc.	1,221	20,147

Apartment Investment & Management Co. Class A	975	31,171
Arden Realty Group Inc.	678	20,611
AvalonBay Communities Inc. (1)	741	43,126

Boston Properties Inc.	1,104	58,402
Developers Diversified Realty Corp.	1,053	37,782
Duke Realty Corp.	1,380	42,449
Equity Residential	2,894	85,518
Health Care Property Investors Inc.	1,368	34,145
Hospitality Properties Trust	645	25,723
Host Marriott Corp. (2)	2,784	36,053
iStar Financial Inc.	1,140	43,320
Kimco Realty Corp.	978	47,042
Liberty Property Trust	825	31,680
Macerich Co. (The)	606	29,027
Mack-Cali Realty Corp.	627	25,644
New Plan Excel Realty Trust Inc.	1,038	24,653
Plum Creek Timber Co. Inc.	1,899	59,591
ProLogis	1,767	60,149
Rayonier Inc.	513	22,562
Thornburg Mortgage Inc. (1)	840	23,293
Trizec Properties Inc.	942	15,119
Vornado Realty Trust	1,119	65,003

		912,255

RETAIL—4.26%
AutoNation Inc. (2)	2,031	32,740
Blockbuster Inc. (1)	381	5,056
Borders Group Inc.	804	18,387
Federated Department Stores Inc.	1,872	89,706
May Department Stores Co. (The)	3,003	79,670
Neiman-Marcus Group Inc. Class A (1)	303	16,529
Neiman-Marcus Group Inc. Class B	144	7,409
Office Depot Inc. (2)	3,240	53,136
Rite Aid Corp. (2)	4,611	22,640
Saks Inc.	1,302	16,991
Toys R Us Inc. (2)	2,214	36,442

		378,706

SAVINGS & LOANS—2.21%
Astoria Financial Corp.	735	25,108
GreenPoint Financial Corp.	1,161	47,171
Sovereign Bancorp Inc.	3,547	77,218
Washington Federal Inc.	813	20,366
Webster Financial Corp.	555	26,041

		195,904

SEMICONDUCTORS—0.09%
MEMC Electronic Materials Inc. (2)	843	7,663

		7,663

TELECOMMUNICATIONS—1.36%
CenturyTel Inc.	1,353	41,929
Qwest Communications International Inc. (2)	15,105	58,758
3Com Corp. (2)	4,041	19,922

		120,609

TOYS, GAMES & HOBBIES—0.34%
Hasbro Inc.	1,641	29,817

		29,817

TRANSPORTATION—2.33%
CSX Corp.	2,223	69,580
Norfolk Southern Corp.	4,052	108,148
Ryder System Inc.	678	29,086

		206,814

TOTAL COMMON STOCKS (Cost: $8,983,102)		8,858,685

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.56%

MONEY MARKET FUNDS—1.45%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	82,953	82,953
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	40,958	40,958
BlackRock Temp Cash Money Market Fund (3)	1,880	1,880
Short-Term Investment Co. - Prime Money Market Portfolio (3)	3,204	3,204

		128,995

FLOATING RATE NOTES—1.33%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	2,234	2,234
1.31%, 10/12/04 (3) (4)	1,862	1,862
1.34%, 09/15/04 (3) (4)	3,723	3,723
1.42%, 03/15/05 (3) (4)	1,862	1,863
1.48%, 08/23/04 (3) (4)	1,862	1,862
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	2,793	2,793
1.38%, 11/22/04 (3)	931	931
1.40%, 10/29/04 (3)	3,723	3,723
CC USA Inc.
1.30%, 05/04/05 (3) (4)	3,723	3,723
1.61%, 07/29/05 (3) (4)	3,723	3,722
Depfa Bank PLC
1.27%, 06/15/05 (3)	3,723	3,723
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	3,090	3,090
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	2,979	2,979
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	2,383	2,383
1.58%, 04/22/05 (3)	3,723	3,723
K2 USA LLC
1.34%, 08/16/04 (3) (4)	931	931
1.41%, 09/27/04 (3) (4)	4,021	4,021
1.49%, 06/10/05 (3) (4)	3,723	3,723
1.61%, 07/25/05 (3) (4)	1,862	1,861
Links Finance LLC
1.33%, 04/15/05 (3)	3,723	3,723
1.68%, 04/25/05 (3)	3,723	3,725
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	3,723	3,723
1.63%, 12/09/04 (3)	3,090	3,072
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	3,537	3,537
Permanent Financing PLC
1.31%, 03/10/05 (3)	3,723	3,723
1.32%, 12/10/04 (3)	1,862	1,862
1.34%, 06/10/05 (3)	1,676	1,676
Sigma Finance Inc.
1.35%, 11/15/04 (3)	3,723	3,723
1.52%, 10/07/04 (3)	3,723	3,723
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	3,090	3,090
1.23%, 02/25/05 (3) (4)	2,085	2,085
1.32%, 04/07/05 (3) (4)	1,367	1,366
1.34%, 01/18/05 (3) (4)	1,638	1,638
1.42%, 07/25/05 (3) (4)	3,723	3,723
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	922	920
1.34%, 09/15/04 (3) (4)	1,862	1,862
1.38%, 07/15/05 (3) (4)	2,793	2,792
1.48%, 06/15/05 (3) (4)	1,862	1,861
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	1,676	1,675
1.33%, 04/15/05 (3) (4)	2,793	2,793
1.33%, 07/05/05 (3) (4)	1,862	1,861
1.34%, 11/15/04 (3) (4)	2,234	2,234

1.35%, 06/15/05 (3) (4)	1,527	1,527
1.40%, 08/26/04 (3) (4)	1,862	1,862
1.55%, 07/11/05 (3) (4)	931	931

		117,577

COMMERCIAL PAPER—1.00%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	1,862	1,861
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	2,793	2,791
1.33%, 08/16/04 (3)	3,723	3,722
1.35%, 08/20/04 (3)	1,117	1,116
1.37%, 08/24/04 (3)	1,303	1,302
Barton Capital Corp.
1.29%, 08/10/04 (3)	1,862	1,861
1.30%, 08/13/04 (3)	1,530	1,530
1.35%, 08/18/04 (3)	931	930
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	1,862	1,861
Corporate Asset Funding
1.42%, 09/03/04 (3)	1,117	1,116
CRC Funding LLC
1.42%, 09/03/04 (3)	1,862	1,859
Edison Asset Securitization
1.07%, 09/21/04 (3)	1,862	1,859
1.45%, 11/09/04 (3)	3,723	3,709
1.59%, 12/02/04 (3)	3,723	3,703
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	3,537	3,536
1.30%, 08/03/04 (3)	1,862	1,862
1.34%, 08/19/04 (3)	1,862	1,861
1.37%, 08/24/04 (3)	1,489	1,488
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	1,862	1,846
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	2,442	2,434
Grampian Funding LLC
1.26%, 10/22/04 (3)	3,723	3,713
1.44%, 10/27/04 (3)	3,723	3,711
1.59%, 11/30/04 (3)	1,862	1,852
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	1,862	1,861
1.37%, 08/20/04 (3)	2,491	2,489
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	1,862	1,861
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	1,720	1,720
1.36%, 08/23/04 (3)	1,862	1,860
Receivables Capital Corp.
1.30%, 08/12/04 (3)	1,303	1,303
1.34%, 08/16/04 (3)	223	223
1.35%, 08/18/04 (3)	1,676	1,675
1.35%, 08/19/04 (3)	633	633
Scaldis Capital LLC
1.34%, 08/16/04 (3)	3,723	3,722
1.37%, 08/20/04 (3)	559	558
1.40%, 08/25/04 (3)	4,654	4,650
Sydney Capital Corp.
1.25%, 10/22/04 (3)	1,239	1,236
1.31%, 08/12/04 (3)	1,489	1,489
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	1,965	1,965
1.34%, 08/16/04 (3)	1,043	1,042
1.36%, 08/20/04 (3)	2,793	2,791
1.37%, 08/19/04 (3)	1,040	1,040
1.37%, 08/20/04 (3)	484	484
Windmill Funding Corp.
1.29%, 08/06/04 (3)	4,654	4,654

		88,779

TIME DEPOSITS—0.88%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	3,723	3,723
1.33%, 02/10/05 (3)	1,862	1,862
1.39%, 02/02/05 (3)	1,862	1,862
1.39%, 04/08/05 (3)	2,606	2,606
1.40%, 10/25/04 (3)	3,723	3,723
Bank of New York
1.39%, 11/01/04 (3)	3,723	3,723
1.60%, 12/03/04 (3)	931	931
Bank of Nova Scotia
1.13%, 10/06/04 (3)	3,723	3,723
1.24%, 10/07/04 (3)	2,793	2,793
1.42%, 10/29/04 (3)	2,793	2,793
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	3,723	3,724
1.35%, 06/10/05 (3)	1,862	1,862
1.36%, 06/23/05 (3)	3,723	3,722
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	3,723	3,722
Nordea Bank PLC
2.11%, 06/07/05 (3)	3,723	3,723
Prudential Funding LLC
1.60%, 12/01/04 (3)	1,862	1,852
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	6,516	6,515
1.34%, 02/10/05 (3)	1,489	1,489
1.41%, 11/01/04 (3)	2,793	2,793
1.77%, 05/10/05 (3)	1,862	1,862
1.90%, 05/11/05 (3)	1,862	1,862
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	3,723	3,719
1.11%, 12/17/04 (3)	5,585	5,562
1.13%, 08/09/04 (3)	3,723	3,723
1.14%, 09/29/04 (3)	3,723	3,717

		77,586

REPURCHASE AGREEMENTS—0.53%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	9,676	9,676
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	18,617	18,617
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	18,617	18,617

		46,910

U.S. GOVERNMENT AGENCY NOTES—0.22%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	1,489	1,488
1.63%, 04/15/05 (3)	2,606	2,612
1.80%, 01/18/05 (3)	1,731	1,717
1.80%, 01/19/05 (3)	1,862	1,846
2.06%, 05/31/05 (3)	1,856	1,824
Federal National Mortgage Association
1.28%, 08/20/04 (3)	4,840	4,837
2.33%, 07/22/05 (3)	5,585	5,457

		19,781

MEDIUM-TERM NOTES—0.15%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	3,723	3,723
1.51%, 02/15/05 (3) (4)	2,420	2,422
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	931	931
1.48%, 01/18/05 (3) (4)	2,793	2,793
K2 USA LLC
1.46%, 01/12/05 (3) (4)	1,862	1,862

Sigma Finance Inc.
1.24%, 08/06/04 (3)	931	931
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	931	931

		13,593

TOTAL SHORT-TERM INVESTMENTS (Cost: $493,221)		493,221

TOTAL INVESTMENTS IN SECURITIES — 105.34% (Cost: $9,476,323) (7)		9,351,906
Other Assets, Less Liabilities — (5.34%)		(474,180)

NET ASSETS — 100.00%		$8,877,726

(1)	All or a portion of this security represents a security on loan.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $9,476,625. Net unrealized depreciation aggregated $124,719, of which $145,024 represented gross unrealized appreciation on securities and $269,743 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.95%

ADVERTISING—1.18%
ADVO Inc.	3,173	$98,331
Catalina Marketing Corp. (1)	4,824	96,335
Donnelley (R.H.) Corp. (1)	3,253	147,621

		342,287

AEROSPACE & DEFENSE—1.41%
Curtiss-Wright Corp.	1,083	58,211
DRS Technologies Inc. (1)	2,602	92,943
EDO Corp.	1,610	38,125
Esterline Technologies Corp. (1)	2,190	68,744
Moog Inc. Class A (1)	2,370	86,197
Teledyne Technologies Inc. (1)	2,950	63,897

		408,117

AGRICULTURE—0.38%
Delta & Pine Land Co.	3,738	83,918
Vector Group Ltd.	1,710	27,001

		110,919

AIRLINES—0.30%
SkyWest Inc.	6,077	85,868

		85,868

APPAREL—1.06%
Gymboree Corp. (1)	3,170	50,181
K-Swiss Inc. Class A (2)	1,960	35,280
Oxford Industries Inc.	1,460	57,772
Warnaco Group Inc. (The) (1)	3,420	64,638
Wolverine World Wide Inc.	4,160	97,261

		305,132

AUTO MANUFACTURERS—0.26%
Wabash National Corp. (1)	2,600	75,088

		75,088

AUTO PARTS & EQUIPMENT—0.04%
Collins & Aikman Corp. (1)	2,350	11,985

		11,985

BANKS—9.45%
Alabama National Bancorp	1,460	83,556
Arch Capital Group Ltd. (1)	3,291	126,703
Boston Private Financial Holdings Inc.	2,830	65,684
Cathay General Bancorp	2,456	164,577
CVB Financial Corp.	3,990	82,433
First Bancorp	3,890	165,130
First Community Bancorp	1,350	53,662
First National Bankshares of Florida	5,005	89,039
First Republic Bank	1,480	64,084
Fremont General Corp.	6,983	131,141
Frontier Financial Corp.	1,920	64,512
Gold Bancorp Inc.	4,150	64,532
Greater Bay Bancorp	5,364	141,341

Harleysville National Corp.	2,580	60,553
Independent Bank Corp. (Michigan)	1,920	49,114
Main Street Banks Inc. (2)	1,520	41,602
MB Financial Inc.	2,690	98,024
Mid-State Bancshares	2,440	59,463
Oriental Financial Group Inc.	1,970	50,136
Pacific Capital Bancorp	4,476	124,075
Prosperity Bancshares Inc.	1,790	43,372
R&G Financial Corp. Class B	3,086	108,257
Riggs National Corp.	2,120	47,255
Sandy Spring Bancorp Inc.	1,500	46,740
Santander BanCorp	550	12,650
Silicon Valley Bancshares (1)	3,690	135,091
Southwest Bancorp of Texas Inc.	6,788	138,136
Sterling Bancshares Inc.	4,630	60,375
Sterling Financial Corp. (Pennsylvania)	1,940	47,142
Texas Regional Bancshares Inc. Class A	3,141	139,743
Umpqua Holdings Corp.	4,570	103,328
United Community Banks Inc.	3,080	70,932

		2,732,382

BEVERAGES—0.21%
Coca-Cola Bottling Co. Consolidated	410	23,243
Robert Mondavi Corp. (The) Class A (1)	1,100	38,159

		61,402
BIOTECHNOLOGY—0.81%
Applera Corp. - Celera Genomics Group (1)	7,550	88,637
Bio-Rad Laboratories Inc. Class A (1)	1,701	89,132
Cambrex Corp.	2,560	56,448

		234,217

BUILDING MATERIALS—0.35%
ElkCorp.	1,750	38,202
NCI Building Systems Inc. (1)	2,010	61,928

		100,130

CHEMICALS—2.20%
Arch Chemicals Inc.	2,410	68,637
IMC Global Inc.	10,961	149,618
Kronos Worldwide Inc.	320	9,936
MacDermid Inc.	2,330	68,176
Minerals Technologies Inc.	2,143	119,729
Olin Corp.	7,260	125,453
OM Group Inc. (1)	2,967	95,003

		636,552

COAL—0.67%
Arch Coal Inc.	5,701	192,523

		192,523

COMMERCIAL SERVICES—4.66%
Albany Molecular Research Inc. (1)	2,520	29,938
Alderwoods Group Inc. (1)	4,140	36,784
AMN Healthcare Services Inc. (1)	1,580	20,382
Bowne & Co. Inc.	3,620	53,902
CDI Corp.	1,300	37,076
Chemed Corp.	1,070	50,076
Consolidated Graphics Inc. (1)	1,230	53,517
Corrections Corp. of America (1)	3,366	126,898
Cross Country Healthcare Inc. (1)	2,590	38,643
First Health Group Corp. (1)	9,565	134,101
FTI Consulting Inc. (1)	4,400	75,944
Kelly Services Inc. Class A	1,910	51,818
Magellan Health Services, Inc. (1)	3,359	114,307
MAXIMUS Inc. (1)	1,980	63,301
MPS Group Inc. (1)	10,970	98,511
National Processing Inc. (1)	830	21,812

Pre-Paid Legal Services Inc. (1) (2)	1,590	36,808
Quanta Services Inc. (1)	8,060	50,617
Sotheby’s Holdings Inc. Class A (1)	4,670	74,627
Spherion Corp. (1)	6,250	54,062
TeleTech Holdings Inc. (1)	3,960	34,650
Watson Wyatt & Co. Holdings	3,443	90,000

		1,347,774

COMPUTERS—2.00%
CIBER Inc. (1)	5,440	40,800
Hutchinson Technology Inc. (1) (2)	2,700	60,129
Intergraph Corp. (1)	3,819	100,783
MTS Systems Corp.	2,050	44,013
PalmOne Inc. (1) (2)	4,814	193,619
Perot Systems Corp. Class A (1)	7,795	98,373
Quantum Corp. (1)	16,170	39,455

		577,172

COSMETICS & PERSONAL CARE—0.32%
Chattem Inc. (1) (2)	1,590	45,808
Elizabeth Arden Inc. (1)	2,380	46,815

		92,623

DISTRIBUTION & WHOLESALE—0.76%
Aviall Inc. (1)	2,450	49,122
United Stationers Inc. (1)	3,536	139,389
WESCO International Inc. (1)	1,460	30,003

		218,514

DIVERSIFIED FINANCIAL SERVICES—2.72%
Affiliated Managers Group Inc. (1) (2)	3,023	138,786
CompuCredit Corp. (1)	1,820	28,629
Credit Acceptance Corp. (1)	600	8,040
Financial Federal Corp. (1)	1,930	62,069
Gabelli Asset Management Inc. Class A	720	27,878
Investment Technology Group Inc. (1)	4,540	59,656
Knight Trading Group Inc. (1)	11,349	96,580
New Century Financial Corp. (2)	3,538	166,463
Piper Jaffray Companies Inc. (1)	2,077	84,638
Saxon Capital Inc. (1)	2,970	69,854
W.P. Stewart & Co. Ltd.	2,280	44,483

		787,076

ELECTRICAL COMPONENTS & EQUIPMENT—0.64%
Advanced Energy Industries Inc. (1)	2,190	21,593
Power-One Inc. (1)	7,540	66,126
Rayovac Corp. (1)	3,602	96,281

		184,000

ELECTRONICS—3.63%
Benchmark Electronics Inc. (1)	4,285	122,465
Brady Corp. Class A	2,037	92,072
Checkpoint Systems Inc. (1)	3,890	66,947
Coherent Inc. (1)	3,160	83,155
Cubic Corp.	1,660	33,615
Electro Scientific Industries Inc. (1)	2,910	74,932
Itron Inc. (1)	2,160	41,234
KEMET Corp. (1)	8,467	85,432
Methode Electronics Inc.	3,680	47,950
Orbotech Ltd. (1)	3,330	56,673
Paxar Corp. (1)	3,700	71,336
Plexus Corp. (1)	4,460	49,997
Thomas & Betts Corp.	6,135	161,350
Woodward Governor Co.	1,008	61,861

		1,049,019

ENGINEERING & CONSTRUCTION—0.93%
Dycom Industries Inc. (1)	5,059	136,289
EMCOR Group Inc. (1) (2)	1,589	68,756
McDermott International Inc. (1)	6,070	64,767

		269,812

ENTERTAINMENT—0.85%
Isle of Capri Casinos Inc. (1)	1,720	27,812
Penn National Gaming Inc. (1)	3,547	127,692
Speedway Motorsports Inc.	1,400	48,370
Vail Resorts Inc. (1)	2,100	40,971

		244,845

ENVIRONMENTAL CONTROL—1.36%
Ionics Inc. (1)	1,880	50,835
Mine Safety Appliances Co.	3,173	117,877
Tetra Tech Inc. (1)	5,849	94,403
Waste Connections Inc. (1)	4,552	131,371

		394,486

FOOD—1.51%
American Italian Pasta Co. Class A (2)	1,870	54,997
Flowers Foods Inc.	4,605	120,190
Hain Celestial Group Inc. (1)	3,080	50,912
Ralcorp Holdings Inc. (1)	3,056	111,452
Sanderson Farms Inc.	2,075	100,077

		437,628

FOREST PRODUCTS & PAPER—0.27%
Wausau-Mosinee Paper Corp.	5,020	78,011

		78,011

HAND & MACHINE TOOLS—0.87%
Baldor Electric Co.	3,040	69,555
Franklin Electric Co. Inc.	1,450	54,926
Lincoln Electric Holding Inc.	3,718	126,449

		250,930

HEALTH CARE-PRODUCTS—3.30%
Advanced Medical Optics Inc. (1) (2)	3,077	117,080
CONMED Corp. (1)	3,114	69,006
Datascope Corp.	1,290	44,776
Invacare Corp.	3,145	127,530
Oakley Inc.	2,710	29,268
Ocular Sciences Inc. (1)	1,980	87,377
PSS World Medical Inc. (1)	6,710	65,691
Sola International Inc. (1)	3,310	53,821
Steris Corp. (1)	7,289	149,862
Sybron Dental Specialties Inc. (1)	4,025	108,272
Viasys Healthcare Inc. (1)	2,770	41,965
West Pharmaceutical Services Inc.	1,530	58,278

		952,926

HEALTH CARE-SERVICES—2.00%
AMERIGROUP Corp. (1)	2,582	123,833
Apria Healthcare Group Inc. (1)	5,211	152,943
Molina Healthcare Inc. (1)	1,640	54,415
Province Healthcare Co. (1)	4,520	65,676
Sierra Health Services Inc. (1)	2,620	115,804
Sunrise Senior Living Inc. (1)	1,869	65,976

		578,647

HOME BUILDERS—1.72%
Brookfield Homes Corp.	1,600	43,296
Champion Enterprises Inc. (1) (2)	7,290	70,932
Fleetwood Enterprises Inc. (1) (2)	4,050	54,432
Meritage Corp. (1)	1,078	66,728
Monaco Coach Corp.	2,820	68,470
Palm Harbor Homes Inc. (1)	1,110	17,782

Technical Olympic USA Inc.	440	9,535
William Lyon Homes Inc. (1)	467	35,711
Winnebago Industries Inc.	3,550	130,818

		497,704

HOME FURNISHINGS—0.62%
American Woodmark Corp.	610	34,715
Ethan Allen Interiors Inc.	3,888	144,439

		179,154

HOUSEHOLD PRODUCTS & WARES—1.04%
Central Garden & Pet Co. (1)	1,630	46,259
Helen of Troy Ltd. (1)	2,464	77,197
Jarden Corp. (1)	2,640	95,410
Russ Berrie & Co. Inc.	1,090	20,754
Standard Register Co. (The)	1,590	17,426
WD-40 Co.	1,670	44,055

		301,101

HOUSEWARES—0.57%
Toro Co.	2,521	165,126

		165,126

INSURANCE—2.41%
Bristol West Holdings Inc.	1,570	27,397
Hilb, Rogal & Hobbs Co.	3,336	112,056
Philadelphia Consolidated Holding Corp. (1)	1,935	105,786
ProAssurance Corp. (1)	2,803	88,827
RLI Corp.	2,340	86,112
Scottish Re Group Ltd.	3,640	74,256
State Auto Financial Corp.	1,140	35,260
Triad Guaranty Inc. (1)	960	52,224
21st Century Insurance Group	2,680	34,170
U.S.I. Holdings Corp. (1)	3,850	53,900
Universal American Financial Corp. (1)	2,380	25,823

		695,811

INTERNET—1.55%
Ariba Inc. (1)	6,027	52,372
CMGI Inc. (1)	35,320	48,742
EarthLink Inc. (1)	15,138	149,412
HomeStore Inc. (1)	10,370	36,554
Priceline.com Inc. (1) (2)	2,180	51,622
ProQuest Co. (1)	2,660	66,500
Vignette Corp. (1)	29,910	42,771

		447,973

IRON & STEEL—0.91%
Reliance Steel & Aluminum Co.	2,939	117,031
Steel Dynamics Inc.	4,496	147,244

		264,275

LEISURE TIME—0.21%
K2 Inc. (1) (2)	4,362	62,159

		62,159

LODGING—0.70%
Ameristar Casinos Inc.	1,140	30,643
Boyd Gaming Corp.	4,055	106,606
Kerzner International Ltd. (1)	1,400	65,674

		202,923

MACHINERY—3.68%
Applied Industrial Technologies Inc.	1,830	58,505
Briggs & Stratton Corp.	2,336	195,056
Flowserve Corp. (1)	5,659	135,533
Idex Corp.	4,860	155,957
JLG Industries Inc.	4,490	62,860

Joy Global Inc.	4,857	144,204
Manitowoc Co. Inc. (The)	2,795	94,778
Nordson Corp.	2,993	125,317
Stewart & Stevenson Services Inc.	2,730	42,998
Thomas Industries Inc.	1,600	49,600

		1,064,808

MANUFACTURING—2.35%
Actuant Corp. Class A (1)	2,481	90,457
AptarGroup Inc.	3,539	149,735
Brink’s Co. (The)	5,922	191,577
CLARCOR Inc.	2,649	116,556
ESCO Technologies Inc. (1)	1,330	70,025
Jacuzzi Brands Inc. (1)	7,800	60,216

		678,566

MEDIA—1.21%
Insight Communications Co. Inc. (1)	4,750	41,800
Liberty Corp.	1,757	77,132

Martha Stewart Living Omnimedia Inc. Class A (1) (2)	1,180	13,322
Media General Inc. Class A	2,161	129,141
Mediacom Communications Corp. (1)	6,370	41,851
Pulitzer Inc.	1,020	47,175

		350,421

METAL FABRICATE & HARDWARE—1.25%
Kaydon Corp.	2,920	85,060
Mueller Industries Inc.	3,305	125,987
Worthington Industries Inc.	7,344	150,405

		361,452

MINING—0.92%
AMCOL International Corp.	2,560	51,456
Coeur d’Alene Mines Corp. (1) (2)	22,170	76,708
Meridian Gold Inc. (1)	10,361	137,387

		265,551

OFFICE & BUSINESS EQUIPMENT—0.24%
Global Imaging Systems Inc. (1)	2,270	68,849

		68,849

OIL & GAS—3.59%
Cimarex Energy Co. (1)	4,093	133,145
Comstock Resources Inc. (1)	3,480	73,219
Denbury Resources Inc. (1)	5,691	124,348
Encore Acquisition Co. (1)	1,250	36,838
Frontier Oil Corp.	2,710	58,130
KCS Energy Inc. (1)	5,060	74,787
Magnum Hunter Resources Inc. (1)	5,790	62,069
Range Resources Corp. (2)	7,067	118,372
Remington Oil & Gas Corp. (1)	2,210	52,267
Southwestern Energy Co. (1)	3,759	121,002
Stone Energy Corp. (1)	2,627	118,845
Swift Energy Co. (1)	2,840	64,440

		1,037,462

OIL & GAS SERVICES—3.11%
Core Laboratories NV (1)	2,820	62,040
Hanover Compressor Co. (1)	6,940	81,476
Hydril Company LP (1)	1,660	59,179
Key Energy Services Inc. (1)	13,637	137,461
Lone Star Technologies Inc. (1)	2,980	99,294
Maverick Tube Corp. (1)	4,425	127,617
Oceaneering International Inc. (1)	2,611	86,346
Oil States International Inc. (1)	2,740	45,100
Universal Compression Holdings Inc. (1)	1,780	58,402
Veritas DGC Inc. (1)	3,520	86,698
W-H Energy Services Inc. (1)	2,830	56,883

		900,496

PHARMACEUTICALS—2.33%
Alpharma Inc. Class A	4,190	68,884
Andrx Group (1)	7,585	196,755
Nabi Biopharmaceuticals (1)	5,960	68,838
NeighborCare Inc. (1)	3,771	96,688
Par Pharmaceutical Companies Inc. (1)	3,578	134,676
Perrigo Co.	6,412	106,824

		672,665

REAL ESTATE—0.45%
Jones Lang LaSalle Inc. (1)	2,880	83,520
Trammell Crow Co. (1)	3,490	46,801

		130,321

REAL ESTATE INVESTMENT TRUSTS—5.77%
CarrAmerica Realty Corp.	5,673	172,970
CBL & Associates Properties Inc.	3,207	176,706
CenterPoint Properties Trust	4,870	186,911
Corporate Office Properties Trust	3,554	90,023
Cousins Properties Inc.	4,089	131,380
Entertainment Properties Trust	2,569	90,840
Equity One Inc.	3,730	67,327
Essex Property Trust Inc.	2,178	143,530
Heritage Property Investment Trust Inc.	2,750	75,515
LaSalle Hotel Properties	2,870	73,874
Maguire Properties Inc.	3,883	96,104
Manufactured Home Communities Inc.	2,180	69,084
Post Properties Inc.	4,156	116,326
Shurgard Storage Centers Inc. Class A	4,790	177,230

		1,667,820

RETAIL—6.29%
Big 5 Sporting Goods Corp. (1)	1,580	33,765
Casey’s General Store Inc. (2)	4,850	78,473
Cash America International Inc.	2,930	65,779
CKE Restaurants Inc. (1)	4,960	71,523
CSK Auto Corp. (1)	4,380	60,663
Dress Barn Inc. (1)	2,190	36,683
Electronics Boutique Holdings Corp. (1)	1,320	33,145
Finish Line Inc. (The) (1)	2,030	57,794
GameStop Corp. (1)	2,180	33,572
IHOP Corp.	2,243	82,969
Insight Enterprises Inc. (1)	5,066	81,259
Landry’s Restaurants Inc.	2,404	72,673
Linens ‘n Things Inc. (1)	4,704	125,220
Men’s Wearhouse Inc. (The) (1)	3,420	90,596
Movie Gallery Inc.	2,660	46,257
Nu Skin Enterprises Inc. Class A	5,668	154,793
Papa John’s International Inc. (1)	1,310	39,785
Pep Boys-Manny, Moe & Jack Inc.	6,018	124,573
School Specialty Inc. (1) (2)	1,910	65,723
Sharper Image Corp. (1)	1,140	30,438
Sports Authority Inc. (The) (1)	2,346	59,823
Steak n Shake Co. (The) (1)	2,660	45,539
Stein Mart Inc. (1)	2,730	49,522
TBC Corp. (1)	2,070	49,535
Too Inc. (1)	3,560	53,329
West Marine Inc. (1) (2)	1,340	27,684
Zale Corp. (1)	5,426	147,262

		1,818,377

SAVINGS & LOANS—2.31%
Bank Mutual Corp.	3,890	43,879
BankAtlantic Bancorp Inc. Class A	4,839	88,263
BankUnited Financial Corp. Class A (1)	2,850	76,494

Brookline Bancorp Inc. (2)	6,090	86,661
First Niagara Financial Group Inc.	8,205	100,019
Flagstar Bancorp Inc.	3,180	62,551
Harbor Florida Bancshares Inc.	2,260	65,065
Northwest Bancorp Inc.	1,280	26,803
Sterling Financial Corp. (Washington) (1)	2,280	72,139
TierOne Corp.	2,150	45,129

		667,003

SEMICONDUCTORS—2.23%
AMIS Holdings Inc. (1)	3,430	50,524
Amkor Technology Inc. (1)	9,400	38,070
Brooks Automation Inc. (1)	4,610	66,430
ChipPAC Inc. Class A (1)	6,170	30,727
ESS Technology Inc. (1)	3,240	22,194
Helix Technology Corp.	2,700	38,988
Integrated Device Technology Inc. (1)	10,998	125,707
Mattson Technology Inc. (1)	4,170	37,071
MKS Instruments Inc. (1)	3,700	54,464
Mykrolis Corp. (1)	4,270	42,700
ON Semiconductor Corp. (1)	10,510	42,040
Photronics Inc. (1) (2)	2,900	41,963
TriQuint Semiconductor Inc. (1)	12,960	52,488

		643,366

SOFTWARE—3.20%
CCC Information Services Group Inc. (1)	1,310	23,541
CSG Systems International Inc. (1)	5,297	86,871
eFunds Corp. (1)	4,950	80,982
Epicor Software Corp. (1)	3,520	43,578
infoUSA Inc. (1)	3,570	32,094
Inter-Tel Inc.	2,080	45,115
Keane Inc. (1)	5,802	85,696
ManTech International Corp. Class A (1)	1,770	25,311
MicroStrategy Inc. Class A (1)	1,290	51,935
NetIQ Corp. (1)	5,900	56,227
Parametric Technology Corp. (1)	27,978	127,020
SERENA Software Inc. (1)	3,030	46,662
Take-Two Interactive Software Inc. (1) (2)	4,688	146,828
Wind River Systems Inc. (1)	7,460	73,108

		924,968

TELECOMMUNICATIONS—3.90%
Adaptec Inc. (1)	11,290	84,562
Advanced Fibre Communications Inc. (1)	9,185	153,941
Anixter International Inc.	3,300	110,484
Arch Wireless, Inc. Class A (1)	2,020	56,984
Aspect Communications Corp. (1)	4,290	36,336
Black Box Corp.	1,887	71,706
Centennial Communications Corp. (1)	2,480	13,938
Commonwealth Telephone Enterprises Inc. (1)	2,254	100,979
CommScope Inc. (1)	5,372	110,663
Dobson Communications Corp. Class A (1)	12,440	33,215
Enterasys Networks Inc. (1)	20,150	33,852
General Communication Inc. Class A (1)	4,450	35,645
Golden Telecom Inc.	970	24,483
Infonet Services Corp. Class B (1)	6,540	10,268
Price Communications Corp. (1)	4,380	65,262
PTEK Holdings Inc. (1)	6,010	69,055
Sycamore Networks Inc. (1)	19,050	71,247
Time Warner Telecom Inc. Class A (1)	5,160	22,394
Westell Technologies Inc. Class A (1)	5,470	22,154

		1,127,168

TEXTILES—0.27%
G&K Services Inc. Class A	2,032	78,273

		78,273

TRANSPORTATION—2.98%
EGL Inc. (1)	3,605	91,603
Florida East Coast Industries Inc.	2,403	89,320
Genesee & Wyoming Inc. Class A (1)	2,110	48,952
Kansas City Southern Industries Inc. (1) (2)	6,554	95,819
Kirby Corp. (1)	2,040	78,744
Old Dominion Freight Line Inc. (1)	1,920	55,718
OMI Corp.	9,621	139,986
Pacer International Inc. (1)	2,020	31,886
Swift Transportation Co. Inc. (1)	5,575	111,361
Werner Enterprises Inc.	5,924	118,065

		861,454

TOTAL COMMON STOCKS (Cost: $29,913,956)		28,895,311

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.15%

MONEY MARKET FUNDS—1.55%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	281,232	281,232
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	149,470	149,470
BlackRock Temp Cash Money Market Fund (3)	6,860	6,860
Short-Term Investment Co. - Prime Money Market Portfolio (3)	11,691	11,691

		449,253

FLOATING RATE NOTES—1.49%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	8,153	8,152
1.31%, 10/12/04 (3) (4)	6,794	6,794
1.34%, 09/15/04 (3) (4)	13,588	13,588
1.42%, 03/15/05 (3) (4)	6,794	6,797
1.48%, 08/23/04 (3) (4)	6,794	6,795
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	10,191	10,191
1.38%, 11/22/04 (3)	3,397	3,397
1.40%, 10/29/04 (3)	13,588	13,588
CC USA Inc.
1.30%, 05/04/05 (3) (4)	13,588	13,587
1.61%, 07/29/05 (3) (4)	13,588	13,585
Depfa Bank PLC
1.27%, 06/15/05 (3)	13,588	13,588
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	11,278	11,275
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	10,871	10,870
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	8,696	8,696
1.58%, 04/22/05 (3)	13,588	13,588
K2 USA LLC
1.34%, 08/16/04 (3) (4)	3,397	3,397
1.41%, 09/27/04 (3) (4)	14,675	14,675
1.49%, 06/10/05 (3) (4)	13,588	13,587
1.61%, 07/25/05 (3) (4)	6,794	6,793
Links Finance LLC
1.33%, 04/15/05 (3)	13,588	13,586
1.68%, 04/25/05 (3)	13,588	13,595
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	13,588	13,588
1.63%, 12/09/04 (3)	11,278	11,212

Northern Rock PLC
1.56%, 01/13/05 (3) (4)	12,909	12,909
Permanent Financing PLC
1.31%, 03/10/05 (3)	13,588	13,588
1.32%, 12/10/04 (3)	6,794	6,794
1.34%, 06/10/05 (3)	6,115	6,115
Sigma Finance Inc.
1.35%, 11/15/04 (3)	13,588	13,588
1.52%, 10/07/04 (3)	13,588	13,588
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	11,278	11,278
1.23%, 02/25/05 (3) (4)	7,609	7,609
1.32%, 04/07/05 (3) (4)	4,987	4,987
1.34%, 01/18/05 (3) (4)	5,979	5,979
1.42%, 07/25/05 (3) (4)	13,588	13,587
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	3,366	3,356
1.34%, 09/15/04 (3) (4)	6,794	6,794
1.38%, 07/15/05 (3) (4)	10,191	10,189
1.48%, 06/15/05 (3) (4)	6,794	6,793
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	6,115	6,114
1.33%, 04/15/05 (3) (4)	10,191	10,190
1.33%, 07/05/05 (3) (4)	6,794	6,793
1.34%, 11/15/04 (3) (4)	8,153	8,153
1.35%, 06/15/05 (3) (4)	5,571	5,571
1.40%, 08/26/04 (3) (4)	6,794	6,795
1.55%, 07/11/05 (3) (4)	3,397	3,397

		429,091

COMMERCIAL PAPER—1.12%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	6,794	6,792
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	10,191	10,187
1.33%, 08/16/04 (3)	13,588	13,581
1.35%, 08/20/04 (3)	4,076	4,074
1.37%, 08/24/04 (3)	4,756	4,752
Barton Capital Corp.
1.29%, 08/10/04 (3)	6,794	6,792
1.30%, 08/13/04 (3)	5,585	5,583
1.35%, 08/18/04 (3)	3,397	3,395
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	6,794	6,794
Corporate Asset Funding
1.42%, 09/03/04 (3)	4,076	4,073
CRC Funding LLC
1.42%, 09/03/04 (3)	6,794	6,786
Edison Asset Securitization
1.07%, 09/21/04 (3)	6,794	6,784
1.45%, 11/09/04 (3)	13,588	13,534
1.59%, 12/02/04 (3)	13,588	13,515
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	12,909	12,906
1.30%, 08/03/04 (3)	6,794	6,794
1.34%, 08/19/04 (3)	6,794	6,790
1.37%, 08/24/04 (3)	5,435	5,431
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	6,794	6,736
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	8,910	8,882
Grampian Funding LLC
1.26%, 10/22/04 (3)	13,588	13,550
1.44%, 10/27/04 (3)	13,588	13,542
1.59%, 11/30/04 (3)	6,794	6,758
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	6,794	6,792
1.37%, 08/20/04 (3)	9,091	9,084

Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	6,794	6,790
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	6,276	6,275
1.36%, 08/23/04 (3)	6,794	6,789
Receivables Capital Corp.
1.30%, 08/12/04 (3)	4,756	4,754
1.34%, 08/16/04 (3)	813	812
1.35%, 08/18/04 (3)	6,115	6,111
1.35%, 08/19/04 (3)	2,310	2,309
Scaldis Capital LLC
1.34%, 08/16/04 (3)	13,588	13,581
1.37%, 08/20/04 (3)	2,038	2,037
1.40%, 08/25/04 (3)	16,985	16,970
Sydney Capital Corp.
1.25%, 10/22/04 (3)	4,522	4,509
1.31%, 08/12/04 (3)	5,435	5,433
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	7,171	7,168
1.34%, 08/16/04 (3)	3,805	3,803
1.36%, 08/20/04 (3)	10,191	10,184
1.37%, 08/19/04 (3)	3,796	3,793
1.37%, 08/20/04 (3)	1,766	1,765
Windmill Funding Corp.
1.29%, 08/06/04 (3)	16,985	16,983

		323,973

TIME DEPOSITS—0.98%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	13,588	13,588
1.33%, 02/10/05 (3)	6,794	6,794
1.39%, 02/02/05 (3)	6,794	6,794
1.39%, 04/08/05 (3)	9,495	9,495
1.40%, 10/25/04 (3)	13,588	13,588
Bank of New York
1.39%, 11/01/04 (3)	13,588	13,588
1.60%, 12/03/04 (3)	3,397	3,396
Bank of Nova Scotia
1.13%, 10/06/04 (3)	13,588	13,588
1.24%, 10/07/04 (3)	10,191	10,191
1.42%, 10/29/04 (3)	10,191	10,191
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	13,588	13,588
1.35%, 06/10/05 (3)	6,794	6,796
1.36%, 06/23/05 (3)	13,588	13,585
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	13,588	13,583
Nordea Bank PLC
2.11%, 06/07/05 (3)	13,588	13,586
Prudential Funding LLC
1.60%, 12/01/04 (3)	6,794	6,758
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	23,779	23,777
1.34%, 02/10/05 (3)	5,435	5,435
1.41%, 11/01/04 (3)	10,191	10,191
1.77%, 05/10/05 (3)	6,794	6,794
1.90%, 05/11/05 (3)	6,794	6,794
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	13,588	13,573
1.11%, 12/17/04 (3)	20,382	20,296
1.13%, 08/09/04 (3)	13,588	13,585
1.14%, 09/29/04 (3)	13,588	13,564

		283,118

REPURCHASE AGREEMENTS—0.59%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	35,329	35,329
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	67,941	67,941
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	67,941	67,941

		171,211

U.S. GOVERNMENT AGENCY NOTES—0.25%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	5,435	5,432
1.63%, 04/15/05 (3)	9,512	9,533
1.80%, 01/18/05 (3)	6,318	6,265
1.80%, 01/19/05 (3)	6,794	6,736
2.06%, 05/31/05 (3)	6,774	6,657
Federal National Mortgage Association
1.28%, 08/20/04 (3)	17,665	17,653
2.33%, 07/22/05 (3)	20,382	19,916

		72,192

MEDIUM-TERM NOTES—0.17%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	13,588	13,587
1.51%, 02/15/05 (3) (4)	8,832	8,840
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	3,397	3,397
1.48%, 01/18/05 (3) (4)	10,191	10,191
K2 USA LLC
1.46%, 01/12/05 (3) (4)	6,794	6,794
Sigma Finance Inc.
1.24%, 08/06/04 (3)	3,397	3,397
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	3,397	3,397

		49,603

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,778,441)		1,778,441

TOTAL INVESTMENTS IN SECURITIES — 106.10% (Cost: $31,692,397) (7)		30,673,752
Other Assets, Less Liabilities — (6.10%)		(1,762,843)

NET ASSETS — 100.00%		$28,910,909

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $31,694,131. Net unrealized depreciation aggregated $1,020,379, of which $628,784 represented gross unrealized appreciation on securities and $1,649,163 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.12%
ValueVision Media Inc. Class A (1)	1,092	$12,624

		12,624

AEROSPACE & DEFENSE—1.24%
Armor Holdings Inc. (1)	1,306	47,669
Engineered Support Systems Inc.	1,107	62,070
Orbital Sciences Corp. (1)	2,087	23,896

		133,635

AIRLINES—0.37%
AirTran Holdings Inc. (1)	3,616	40,318

		40,318

APPAREL—0.63%
Carter’s Inc. (1)	400	10,916
Guess? Inc. (1)	372	6,026
Quiksilver Inc. (1)	2,371	51,119

		68,061

BANKS—2.01%
East West Bancorp Inc.	2,141	72,195
PrivateBancorp Inc. (2)	852	23,856
UCBH Holdings Inc. (2)	1,925	75,248
Wintrust Financial Corp.	855	45,341

		216,640

BIOTECHNOLOGY—3.31%
Alexion Pharmaceuticals Inc. (1)	1,153	18,356
ARIAD Pharmaceuticals Inc. (1)	2,224	12,277
Digene Corp. (1) (2)	664	22,669
Encysive Pharmaceuticals Inc. (1)	2,236	13,796
Enzo Biochem Inc. (1)	1,212	16,532
Enzon Pharmaceuticals Inc. (1)	1,860	23,083
Exelixis Inc. (1)	3,032	24,013
Genencor International Inc. (1)	372	6,116
Integra LifeSciences Holdings Corp. (1)	760	24,012
InterMune Inc. (1)	1,192	14,292
Nektar Therapeutics (1)	3,560	62,442
Regeneron Pharmaceuticals Inc. (1)	1,616	13,833
Serologicals Corp. (1)	1,040	20,384
Telik Inc. (1)	1,870	36,951
Transkaryotic Therapies Inc. (1)	1,168	17,415
Vertex Pharmaceuticals Inc. (1)	3,375	31,151

		357,322

BUILDING MATERIALS—0.52%
Simpson Manufacturing Co. Inc.	742	41,559
Trex Co. Inc. (1)	324	14,450

		56,009

CHEMICALS—0.59%
Cabot Microelectronics Corp. (1) (2)	1,063	37,726
Symyx Technologies Inc. (1)	1,370	26,427

		64,153

COMMERCIAL SERVICES—5.53%
Aaron Rents Inc.	1,116	35,846
Advisory Board Co. (The) (1)	472	15,066
Arbitron Inc. (1)	1,323	45,551
Bright Horizons Family Solutions Inc. (1)	560	28,420
CoStar Group Inc. (1)	612	25,979
Euronet Worldwide Inc. (1)	1,008	18,144
Exult Inc. (1)	2,228	11,675
Gartner Inc. Class A (1)	2,364	29,668
Gartner Inc. Class B (1)	1,196	14,926
Korn/Ferry International (1)	1,485	26,478
Labor Ready Inc. (1) (2)	1,608	22,544
Laureate Education Inc. (1)	1,779	62,799
Navigant Consulting Inc. (1)	1,954	40,936
PAREXEL International Corp. (1)	1,108	21,285
Resources Connection Inc. (1)	990	38,392
Rollins Inc.	976	22,594
StarTek Inc.	376	11,555
Strayer Education Inc.	595	57,965
Universal Technical Institute Inc. (1)	320	10,464
University of Phoenix Online (1)	645	55,580

		595,867

COMPUTERS—5.33%
Advanced Digital Information Corp. (1)	2,724	24,298
Anteon International Corp. (1)	1,209	37,648
Brocade Communications Systems Inc. (1)	11,051	53,266
CACI International Inc. Class A (1)	1,246	51,223
Cray Inc. (1)	3,636	11,599
Echelon Corp. (1)	1,376	10,251
Electronics For Imaging Inc. (1)	2,292	46,000
FactSet Research Systems Inc. (2)	904	39,008
Kronos Inc. (1)	1,328	58,326
Lexar Media Inc. (1)	3,176	17,119
Magma Design Automation Inc. (1)	1,148	20,377
Manhattan Associates Inc. (1)	1,272	33,021
McDATA Corp. Class A (1) (2)	3,440	17,716
McDATA Corp. Class B (1)	1,064	5,150
Mentor Graphics Corp. (1) (2)	2,999	35,388
Mercury Computer Systems Inc. (1)	900	21,429
MICROS Systems Inc. (1)	793	38,556
Silicon Storage Technology Inc. (1)	3,610	23,970
SRA International Inc. Class A (1)	632	26,866
Syntel Inc.	284	4,007

		575,218

DISTRIBUTION & WHOLESALE—0.87%
ScanSource Inc. (1)	528	30,941
SCP Pool Corp.	1,520	62,670

		93,611

DIVERSIFIED FINANCIAL SERVICES—0.88%
Asset Acceptance Capital Corp. (1)	60	1,033
eSpeed, Inc. (1)	1,120	12,062
National Financial Partners Corp.	1,149	38,698
Nelnet Inc. Class A (1)	344	7,647
Ritchie Bros. Auctioneers Inc.	1,181	34,934

		94,374

ELECTRICAL COMPONENTS & EQUIPMENT—0.57%
Littelfuse Inc. (1)	945	36,666
Vicor Corp. (1)	400	5,360
Wilson Greatbatch Technologies Inc. (1)	900	19,710

		61,736

ELECTRONICS—4.80%
Analogic Corp.	468	19,441
Cymer Inc. (1)	1,566	44,850
Dionex Corp. (1)	898	42,377
FEI Co. (1)	1,048	21,075
Flir Systems Inc. (1)	1,434	91,245
Identix Inc. (1)	3,304	17,809
InVision Technologies Inc. (1)	670	33,272
Photon Dynamics Inc. (1)	708	19,463
Rogers Corp. (1)	692	34,219
Taser International Inc. (1) (2)	1,204	37,745
Technitrol Inc. (1)	1,564	28,934
Trimble Navigation Ltd. (1)	2,167	60,178
TTM Technologies Inc. (1)	920	10,562
Varian Inc. (1)	1,483	56,206

		517,376

ENERGY - ALTERNATE SOURCES—0.82%
FuelCell Energy Inc. (1) (2)	1,848	18,369
Headwaters Inc. (1)	1,429	39,640
KFx Inc. (1) (2)	2,048	16,241
Plug Power Inc. (1)	2,260	14,091

		88,341

ENTERTAINMENT—1.85%
Alliance Gaming Corp. (1)	2,005	28,531
Gaylord Entertainment Co. (1)	1,690	49,280
Macrovision Corp. (1)	1,811	39,190
Scientific Games Corp. Class A (1)	2,703	48,140
Shuffle Master Inc. (1)	1,067	34,133

		199,274

FOOD—0.28%
United Natural Foods Inc. (1)	1,405	30,446

		30,446

HEALTH CARE-PRODUCTS—7.81%
Advanced Neuromodulation Systems Inc. (1)	858	27,499
Align Technology Inc. (1)	1,340	23,021
American Medical Systems Holdings Inc. (1)	990	31,502
Arrow International Inc.	946	26,223
ArthroCare Corp. (1)	904	24,074
Biosite Inc. (1) (2)	671	29,652
CTI Molecular Imaging Inc. (1)	1,136	11,894
Cyberonics Inc. (1)	788	22,048
Diagnostic Products Corp.	971	38,986
Epix Medical Inc. (1)	824	14,873
Gen-Probe Inc. (1)	2,098	78,507
Haemonetics Corp. (1)	1,067	32,010
ICU Medical Inc. (1)	532	14,790
Immucor Inc. (1)	1,266	25,649
Intuitive Surgical Inc. (1)	1,400	32,032
Kyphon Inc. (1)	1,153	31,166
Laserscope (1)	704	13,425
Mentor Corp.	1,579	49,723
Merit Medical Systems Inc. (1)	1,116	18,838
PolyMedica Corp.	1,116	33,993
ResMed Inc. (1)	1,445	70,805
TECHNE Corp. (1)	1,751	69,690
Thoratec Corp. (1)	2,052	20,930
Ventana Medical Systems Inc. (1)	600	29,958
VISX Inc. (1)	1,856	39,737
Wright Medical Group Inc. (1)	1,122	31,001

		842,026

HEALTH CARE-SERVICES—3.15%
American Healthways Inc. (1)	1,319	35,916
AmSurg Corp. (1)	1,290	30,638

Centene Corp. (1)	864	33,696
Inveresk Research Group Inc. (1)	893	32,416
LabOne Inc. (1) (2)	724	21,365
LifePoint Hospitals Inc. (1)	1,520	50,783
Odyssey Healthcare Inc. (1) (2)	1,569	26,955
Pediatrix Medical Group Inc. (1)	1,047	66,212
United Surgical Partners International Inc. (1)	1,000	35,240
VistaCare Inc. Class A (1) (2)	320	5,907

		339,128

HOME FURNISHINGS—0.31%
Tempur-Pedic International Inc. (1)	1,436	18,051
TiVo Inc. (1) (2)	2,656	15,006

		33,057

HOUSEHOLD PRODUCTS & WARES—0.57%
Yankee Candle Co. Inc. (The) (1)	2,126	61,697

		61,697

INSURANCE—0.19%
Direct General Corp.	700	20,818

		20,818

INTERNET—9.86%
Akamai Technologies Inc. (1) (2)	4,610	68,827
aQuantive, Inc. (1)	2,584	22,067
Ask Jeeves Inc. (1)	2,416	70,257
@Road Inc. (1)	1,488	5,878
Avocent Corp. (1)	2,097	62,784
CNET Networks Inc. (1)	5,653	51,612
Digital Insight Corp. (1) (2)	1,284	19,042
Digital River Inc. (1)	1,285	36,109
Digitas Inc. (1)	2,160	14,450
DoubleClick Inc. (1)	5,449	28,171
eResearch Technology Inc. (1)	2,006	49,969
F5 Networks Inc. (1)	1,253	32,816
InfoSpace Inc. (1)	1,078	40,382
Internet Security Systems Inc. (1)	1,828	28,005
Ipass, Inc. (1)	2,028	10,748
j2 Global Communications Inc. (1)	980	25,000
Macromedia Inc. (1)	2,945	59,489
NetFlix Inc. (1) (2)	1,124	23,042
1-800-FLOWERS.COM Inc. (1)	1,060	7,992
Openwave Systems Inc. (1)	2,754	31,313
Opsware Inc. (1)	2,576	15,868
Overstock.com Inc. (1)	444	15,571
RealNetworks Inc. (1)	4,756	26,824
RSA Security Inc. (1) (2)	2,643	49,213
S1 Corp. (1)	2,820	23,321
Sapient Corp. (1)	3,376	23,598
SonicWALL Inc. (1)	2,452	16,257
TIBCO Software Inc. (1)	6,955	49,172
United Online Inc. (1) (2)	1,977	30,841
ValueClick Inc. (1)	3,386	35,147
Verity Inc. (1)	1,564	17,407
WebEx Communications Inc. (1)	1,144	23,475
webMethods Inc. (1)	2,236	10,666
Websense Inc. (1)	982	37,503

		1,062,816

LEISURE TIME—0.42%
Multimedia Games Inc. (1)	1,165	22,053
WMS Industries Inc. (1) (2)	864	23,535

		45,588

LODGING—0.66%
Boca Resorts Inc. Class A (1)	1,407	27,437
Choice Hotels International Inc.	827	43,500

		70,937

MACHINERY—1.08%
Cognex Corp.	1,668	50,173
Unova Inc. (1)	2,027	34,277
Wabtec Corp.	1,771	32,232

		116,682

MANUFACTURING—0.79%
CUNO Inc. (1)	724	38,126
Matthews International Corp. Class A	1,371	46,998

		85,124

MEDIA—1.86%
Central European Media Enterprises Ltd. (1)	640	14,739
Crown Media Holdings Inc. (1)	412	2,872
Cumulus Media Inc. Class A (1)	2,253	33,074
Emmis Communications Corp. (1)	2,178	42,950
Entravision Communications Corp. (1)	2,020	14,281
Information Holdings Inc. (1)	540	14,742
Lin TV Corp. Class A (1) (2)	1,128	20,473
Saga Communications Inc. (1)	784	13,955
Salem Communications Corp. Class A (1)	388	9,855
Sinclair Broadcast Group Inc. Class A	1,972	19,543
Spanish Broadcasting System Inc. Class A (1)	1,576	13,538

		200,022

MINING—0.55%
Apex Silver Mines Ltd. (1)	1,787	32,041
Hecla Mining Co. (1)	5,020	27,108

		59,149

OFFICE & BUSINESS EQUIPMENT—0.21%
Imagistics International Inc. (1)	708	23,010

		23,010

OIL & GAS—2.41%
Atwood Oceanics Inc. (1)	460	17,784
Grey Wolf Inc. (1)	7,983	35,844
Helmerich & Payne Inc.	1,978	50,083
Penn Virginia Corp.	696	26,232
Quicksilver Resources Inc. (1)	1,117	35,375
Spinnaker Exploration Co. (1)	1,148	41,064
Unit Corp. (1)	1,649	53,180

		259,562

OIL & GAS SERVICES—1.64%
Cal Dive International Inc. (1) (2)	1,526	47,306
CARBO Ceramics Inc.	416	29,465
Global Industries Ltd. (1)	3,272	16,524
Seacor Holdings Inc. (1)	753	31,852
Superior Energy Services Inc. (1)	2,396	26,787
Tetra Technologies Inc. (1)	928	24,453

		176,387

PHARMACEUTICALS—8.43%
Abgenix Inc. (1)	3,342	32,668
Adolor Corp. (1)	1,352	14,399
Alkermes Inc. (1)	3,820	41,218
AtheroGenics Inc. (1)	1,556	22,375
Atrix Laboratories Inc. (1)	938	30,213
CIMA Labs Inc. (1)	608	20,581
Connetics Corp. (1) (2)	1,496	41,185
CV Therapeutics Inc. (1)	1,336	17,889
Dendreon Corp. (1) (2)	2,348	21,625
Discovery Laboratories Inc. (1)	1,880	14,457
First Horizon Pharmaceutical Corp. (1)	1,028	17,959
Genta Inc. (1)	1,980	3,406

ILEX Oncology Inc. (1)	1,571	39,574
Impax Laboratories Inc. (1)	2,083	29,474
Inspire Pharmaceuticals Inc. (1)	1,448	18,954
Kos Pharmaceuticals Inc. (1)	488	14,430
K-V Pharmaceuticals Co. Class A (1)	1,412	24,583
Ligand Pharmaceuticals Inc. Class B (1)	2,897	40,008
Medarex Inc. (1) (2)	3,356	20,606
Medicines Co. (The) (1)	1,910	50,539
NPS Pharmaceuticals Inc. (1) (2)	1,595	29,747
Onyx Pharmaceuticals Inc. (1)	1,464	49,966
Priority Healthcare Corp. Class B (1)	1,574	35,258
Salix Pharmaceuticals Ltd. (1)	1,530	32,620
Tanox Inc. (1) (2)	1,020	15,983
Taro Pharmaceutical Industries Ltd. (1) (2)	1,154	25,769
Tularik Inc. (1)	2,289	57,088
United Therapeutics Inc. (1)	908	22,482
USANA Health Sciences Inc. (1)	408	12,138
VCA Antech Inc. (1)	1,590	66,828
Vicuron Pharmaceuticals Inc. (1)	2,316	23,299
Zymogenetics Inc. (1)	1,304	21,151

		908,472

REAL ESTATE INVESTMENT TRUSTS—0.72%
Affordable Residential Communities Inc.	1,040	15,912
American Financial Realty Trust (2)	4,673	61,917

		77,829

RETAIL—7.67%
AC Moore Arts & Crafts Inc. (1)	556	13,983
Aeropostale Inc. (1)	2,362	71,994
Bebe Stores Inc. (1)	316	6,140
CEC Entertainment Inc. (1)	1,591	57,833
Children’s Place Retail Stores Inc. (The) (1)	596	12,218
Christopher & Banks Corp.	1,596	26,127
Coldwater Creek Inc. (1)	810	15,244
Copart Inc. (1)	2,852	63,457
Cost Plus Inc. (1)	932	31,185
Dick’s Sporting Goods Inc. (1)	1,189	38,643
Fred’s Inc.	1,408	25,414
Guitar Center Inc. (1)	956	42,972
Hibbet Sporting Goods Inc. (1)	868	16,544
Hot Topic Inc. (1)	2,000	31,840
Kenneth Cole Productions Inc. Class A	404	12,964
99 Cents Only Stores (1) (2)	2,169	31,082
P.F. Chang’s China Bistro Inc. (1) (2)	1,032	45,852
Panera Bread Co. Class A (1) (2)	1,224	45,153
Rare Hospitality International Inc. (1)	1,433	40,425
Red Robin Gourmet Burgers Inc. (1)	616	21,006
Select Comfort Corp. (1)	1,372	28,030
Sonic Corp. (1)	2,529	58,167
Tractor Supply Co. (1)	1,501	54,426
Tuesday Morning Corp. (1)	1,124	36,148

		826,847

SAVINGS & LOANS—1.21%
Commercial Capital Bancorp Inc. (1)	1,692	37,173
Fidelity Bankshares Inc.	596	20,377
Ocwen Financial Corp. (1)	1,680	14,885
Provident Financial Services Inc.	3,307	58,369

		130,804

SEMICONDUCTORS—8.31%
Actel Corp. (1)	1,092	16,402
Applied Micro Circuits Corp. (1)	13,296	47,866
Artisan Components Inc. (1) (2)	864	21,021
ATMI Inc. (1)	1,337	27,221
Cirrus Logic Inc. (1)	3,580	21,766
Conexant Systems Inc. (1)	19,728	31,368

Credence Systems Corp. (1) (2)	3,242	29,048
Cree Inc. (1) (2)	3,161	70,743
DSP Group Inc. (1)	1,249	24,618
Emulex Corp. (1)	3,519	37,970
Entegris Inc. (1)	1,996	17,764
Exar Corp. (1)	1,736	23,384
Genesis Microchip Inc. (1)	1,364	15,672
Lattice Semiconductor Corp. (1)	4,516	22,128
LTX Corp. (1)	2,584	21,008
Micrel Inc. (1)	2,874	29,516
Microsemi Corp. (1)	2,546	31,189
OmniVision Technologies Inc. (1) (2)	2,383	28,072
Pixelworks Inc. (1)	1,680	16,447
Power Integrations Inc. (1)	1,318	26,597
Semtech Corp. (1)	3,211	63,738
SigmaTel Inc. (1)	1,137	17,362
Silicon Image Inc. (1)	3,002	35,994
Siliconix Inc. (1)	248	10,570
Skyworks Solutions Inc. (1)	6,038	50,598
Standard Microsystems Corp. (1)	696	11,978
Tessera Technologies Inc. (1)	532	9,257
Transmeta Corp. (1)	6,380	7,209

Varian Semiconductor Equipment Associates Inc. (1)	1,553	46,388
Veeco Instruments Inc. (1)	1,105	25,139
Vitesse Semiconductor Corp. (1)	9,297	26,032
Zoran Corp. (1)	1,831	32,390

		896,455

SOFTWARE—6.19%
Advent Software Inc. (1)	1,324	20,999
Altiris Inc. (1)	836	20,992
ANSYS Inc. (1)	652	30,931
Ascential Software Corp. (1)	2,541	31,204
Avid Technology Inc. (1) (2)	1,347	62,959
Borland Software Corp. (1)	3,428	28,350
Cerner Corp. (1) (2)	1,216	54,720
Dendrite International Inc. (1)	1,612	24,035
Eclipsys Corp. (1) (2)	1,600	24,016
FileNET Corp. (1)	1,667	31,673
Hyperion Solutions Corp. (1)	1,662	68,175
IDX Systems Corp. (1)	900	27,027
Informatica Corp. (1)	3,640	22,095
Lawson Software Inc. (1)	2,520	17,892
Manugistics Group Inc. (1)	3,032	8,338
Micromuse Inc. (1)	3,324	14,958
NDCHealth Corp.	1,384	29,078
Pinnacle Systems Inc. (1)	2,924	11,550
Progress Software Corp. (1)	1,529	31,543
Quest Software Inc. (1)	1,932	23,300
Renaissance Learning Inc.	224	4,771
ScanSoft Inc. (1)	2,856	11,653
THQ Inc. (1)	1,630	31,052
Transaction Systems Architects Inc. Class A (1)	1,593	27,240
Verint Systems Inc. (1)	288	9,133

		667,684

TELECOMMUNICATIONS—4.36%
Aeroflex Inc. (1)	3,177	35,233
Alamosa Holdings Inc. (1)	2,936	22,548
Arris Group Inc. (1)	2,628	11,550
Atheros Communications, Inc. (1)	388	2,817
Extreme Networks Inc. (1)	4,816	26,103
Foundry Networks Inc. (1)	5,065	51,967
Harmonic Inc. (1)	2,796	18,202
IDT Corp. (1)	492	7,626
IDT Corp. Class B (1)	1,792	28,224
InterDigital Communications Corp. (1)	2,364	45,483

Ixia (1)	1,112	8,674
Newport Corp. (1)	1,672	23,976
RF Micro Devices Inc. (1)	7,952	47,076
Sonus Networks Inc. (1)	10,452	53,201
Tekelec (1)	2,654	51,567
Viasat Inc. (1)	1,036	18,772
Wireless Facilities Inc. (1)	2,348	17,563

		470,582

TOYS, GAMES & HOBBIES—0.21%
LeapFrog Enterprises Inc. (1) (2)	1,160	22,968

		22,968

TRANSPORTATION—1.48%
Forward Air Corp. (1)	740	29,385
Heartland Express Inc.	1,308	35,329
Knight Transportation Inc. (1)	1,576	31,221
Landstar System Inc. (1)	1,274	63,458

		159,393

TRUCKING & LEASING—0.06%
AMERCO (1)	280	6,350

		6,350

TOTAL COMMON STOCKS (Cost: $11,901,881)		10,768,392

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.20%

MONEY MARKET FUNDS—2.29%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	152,845	152,845
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	83,773	83,773
BlackRock Temp Cash Money Market Fund (3)	3,845	3,845
Short-Term Investment Co. - Prime Money Market Portfolio (3)	6,552	6,552

		247,015

FLOATING RATE NOTES—2.23%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	4,569	4,569
1.31%, 10/12/04 (3) (4)	3,808	3,808
1.34%, 09/15/04 (3) (4)	7,616	7,616
1.42%, 03/15/05 (3) (4)	3,808	3,810
1.48%, 08/23/04 (3) (4)	3,808	3,808
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	5,712	5,712
1.38%, 11/22/04 (3)	1,904	1,904
1.40%, 10/29/04 (3)	7,616	7,616
CC USA Inc.
1.30%, 05/04/05 (3) (4)	7,616	7,615
1.61%, 07/29/05 (3) (4)	7,616	7,613
Depfa Bank PLC
1.27%, 06/15/05 (3)	7,616	7,616
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	6,321	6,319
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	6,093	6,092
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	4,874	4,874
1.58%, 04/22/05 (3)	7,616	7,616

K2 USA LLC
1.34%, 08/16/04 (3) (4)	1,904	1,904
1.41%, 09/27/04 (3) (4)	8,225	8,225
1.49%, 06/10/05 (3) (4)	7,616	7,615
1.61%, 07/25/05 (3) (4)	3,808	3,807
Links Finance LLC
1.33%, 04/15/05 (3)	7,616	7,615
1.68%, 04/25/05 (3)	7,616	7,619
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	7,616	7,616
1.63%, 12/09/04 (3)	6,321	6,284
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	7,235	7,235
Permanent Financing PLC
1.31%, 03/10/05 (3)	7,616	7,616
1.32%, 12/10/04 (3)	3,808	3,808
1.34%, 06/10/05 (3)	3,427	3,427
Sigma Finance Inc.
1.35%, 11/15/04 (3)	7,616	7,616
1.52%, 10/07/04 (3)	7,616	7,615
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	6,321	6,321
1.23%, 02/25/05 (3) (4)	4,265	4,264
1.32%, 04/07/05 (3) (4)	2,795	2,795
1.34%, 01/18/05 (3) (4)	3,351	3,351
1.42%, 07/25/05 (3) (4)	7,616	7,615
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	1,886	1,881
1.34%, 09/15/04 (3) (4)	3,808	3,808
1.38%, 07/15/05 (3) (4)	5,712	5,711
1.48%, 06/15/05 (3) (4)	3,808	3,807
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	3,427	3,427
1.33%, 04/15/05 (3) (4)	5,712	5,711
1.33%, 07/05/05 (3) (4)	3,808	3,807
1.34%, 11/15/04 (3) (4)	4,569	4,569
1.35%, 06/15/05 (3) (4)	3,122	3,122
1.40%, 08/26/04 (3) (4)	3,808	3,808
1.55%, 07/11/05 (3) (4)	1,904	1,904

		240,491

COMMERCIAL PAPER—1.68%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	3,808	3,806
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	5,712	5,710
1.33%, 08/16/04 (3)	7,616	7,612
1.35%, 08/20/04 (3)	2,285	2,283
1.37%, 08/24/04 (3)	2,666	2,663
Barton Capital Corp.
1.29%, 08/10/04 (3)	3,808	3,807
1.30%, 08/13/04 (3)	3,130	3,129
1.35%, 08/18/04 (3)	1,904	1,903
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	3,808	3,807
Corporate Asset Funding
1.42%, 09/03/04 (3)	2,285	2,282
CRC Funding LLC
1.42%, 09/03/04 (3)	3,808	3,803
Edison Asset Securitization
1.07%, 09/21/04 (3)	3,808	3,802
1.45%, 11/09/04 (3)	7,616	7,585
1.59%, 12/02/04 (3)	7,616	7,575
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	7,235	7,233
1.30%, 08/03/04 (3)	3,808	3,808
1.34%, 08/19/04 (3)	3,808	3,805
1.37%, 08/24/04 (3)	3,046	3,044

Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	3,808	3,776
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	4,994	4,978
Grampian Funding LLC
1.26%, 10/22/04 (3)	7,616	7,595
1.44%, 10/27/04 (3)	7,616	7,590
1.59%, 11/30/04 (3)	3,808	3,788
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	3,808	3,806
1.37%, 08/20/04 (3)	5,095	5,091
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	3,808	3,805
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	3,518	3,517
1.36%, 08/23/04 (3)	3,808	3,805
Receivables Capital Corp.
1.30%, 08/12/04 (3)	2,666	2,665
1.34%, 08/16/04 (3)	455	455
1.35%, 08/18/04 (3)	3,427	3,425
1.35%, 08/19/04 (3)	1,295	1,294
Scaldis Capital LLC
1.34%, 08/16/04 (3)	7,616	7,612
1.37%, 08/20/04 (3)	1,142	1,142
1.40%, 08/25/04 (3)	9,520	9,511
Sydney Capital Corp.
1.25%, 10/22/04 (3)	2,535	2,527
1.31%, 08/12/04 (3)	3,046	3,045
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	4,019	4,018
1.34%, 08/16/04 (3)	2,132	2,131
1.36%, 08/20/04 (3)	5,712	5,708
1.37%, 08/19/04 (3)	2,127	2,126
1.37%, 08/20/04 (3)	990	989
Windmill Funding Corp.
1.29%, 08/06/04 (3)	9,520	9,518

		181,574

TIME DEPOSITS—1.47%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	7,616	7,616
1.33%, 02/10/05 (3)	3,808	3,808
1.39%, 02/02/05 (3)	3,808	3,808
1.39%, 04/08/05 (3)	5,331	5,320
1.40%, 10/25/04 (3)	7,616	7,615
Bank of New York
1.39%, 11/01/04 (3)	7,616	7,616
1.60%, 12/03/04 (3)	1,904	1,904
Bank of Nova Scotia
1.13%, 10/06/04 (3)	7,616	7,616
1.24%, 10/07/04 (3)	5,712	5,712
1.42%, 10/29/04 (3)	5,712	5,712
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	7,616	7,616
1.35%, 06/10/05 (3)	3,808	3,809
1.36%, 06/23/05 (3)	7,616	7,614
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	7,616	7,613
Nordea Bank PLC
2.11%, 06/07/05 (3)	7,616	7,614
Prudential Funding LLC
1.60%, 12/01/04 (3)	3,808	3,787
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	13,328	13,327
1.34%, 02/10/05 (3)	3,046	3,046
1.41%, 11/01/04 (3)	5,712	5,712

1.77%, 05/10/05 (3)	3,808	3,808
1.90%, 05/11/05 (3)	3,808	3,808
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	7,616	7,608
1.11%, 12/17/04 (3)	11,424	11,375
1.13%, 08/09/04 (3)	7,616	7,614
1.14%, 09/29/04 (3)	7,616	7,602

		158,680

REPURCHASE AGREEMENTS—0.89%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	19,801	19,801
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	38,079	38,079
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	38,079	38,079

		95,959

U.S. GOVERNMENT AGENCY NOTES—0.38%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	3,046	3,044
1.63%, 04/15/05 (3)	5,331	5,343
1.80%, 01/18/05 (3)	3,541	3,511
1.80%, 01/19/05 (3)	3,808	3,775
2.06%, 05/31/05 (3)	3,797	3,731
Federal National Mortgage Association
1.28%, 08/20/04 (3)	9,900	9,894
2.33%, 07/22/05 (3)	11,424	11,163

		40,461

MEDIUM-TERM NOTES—0.26%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	7,616	7,615
1.51%, 02/15/05 (3) (4)	4,950	4,954
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	1,904	1,904
1.48%, 01/18/05 (3) (4)	5,712	5,712
K2 USA LLC
1.46%, 01/12/05 (3) (4)	3,808	3,808
Sigma Finance Inc.
1.24%, 08/06/04 (3)	1,904	1,904
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	1,904	1,904

		27,801

TOTAL SHORT-TERM INVESTMENTS (Cost: $991,981)		991,981

TOTAL INVESTMENTS IN SECURITIES — 109.07% (Cost: $12,893,862) (7)		11,760,373
Other Assets, Less Liabilities — (9.07%)		(977,742)

NET ASSETS — 100.00%		$10,782,631

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.
(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $12,894,564. Net unrealized depreciation aggregated $1,134,191, of which $195,734 represented gross unrealized appreciation on securities and $1,329,925 represented gross unrealized depreciation on securities.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—0.17%
Triumph Group Inc. (1) (2)	596	$19,656

		19,656

AGRICULTURE—0.86%
Loews Corp—Carolina Group	2,176	51,702
Universal Corp.	1,024	49,388

		101,090

AIRLINES—0.91%
Alaska Air Group Inc. (1)	1,024	21,330
Continental Airlines Inc. Class B (1)	2,700	24,273
Delta Air Lines Inc. (1) (2)	4,640	24,082
ExpressJet Holdings Inc. (1)	1,544	16,830
Northwest Airlines Corp. (1)	2,316	19,987

		106,502

APPAREL—1.30%
Kellwood Co.	1,108	44,486
Phillips-Van Heusen Corp.	1,032	19,577
Russell Corp.	1,160	20,520
Stride Rite Corp.	1,592	16,557
Tommy Hilfiger Corp. (1)	3,696	51,744

		152,884

AUTO PARTS & EQUIPMENT—3.03%
ArvinMeritor Inc.	2,828	56,192
Bandag Inc.	264	11,788
Cooper Tire & Rubber Co.	3,024	70,913
Goodyear Tire & Rubber Co. (The) (1)	7,148	78,271
Modine Manufacturing Co.	1,248	37,016
Superior Industries International Inc. (2)	828	27,067
Tenneco Automotive Inc. (1)	1,708	23,758
Visteon Corp.	5,012	51,523

		356,528

BANKS—10.19%
AMCORE Financial Inc.	948	26,781
Central Pacific Financial Corp.	560	15,170
Chemical Financial Corp.	904	31,224
Chittenden Corp.	1,500	50,955
Citizens Banking Corp.	1,508	47,351
City Holding Co.	680	20,720
Community Bank System Inc.	1,168	26,292
Community First Bankshares Inc.	1,504	48,429
Corus Bankshares Inc.	628	25,214
First Charter Corp.	1,208	27,240
First Commonwealth Financial Corp.	2,564	32,794
First Financial Bancorp	1,792	31,181
First Merchants Corp.	716	17,800
First Midwest Bancorp Inc.	1,914	64,636
1st Source Corp.	424	10,210
FNB Corp.	1,888	38,005
Glacier Bancorp Inc.	1,000	26,480

Hancock Holding Co.	1,184	35,556
Irwin Financial Corp. (2)	716	19,139
National Penn Bancshares Inc.	900	26,217
NBT Bancorp Inc.	1,340	29,145
Old National Bancorp	2,693	64,093
Provident Bankshares Corp.	1,344	40,172
Republic Bancorp Inc. (2)	2,608	38,207
S&T Bancorp Inc.	976	32,472
South Financial Group Inc. (The)	2,810	76,123
Sterling Bancorp	584	15,745
Susquehanna Bancshares Inc.	1,936	45,051
TrustCo Bank Corp. NY	3,032	38,325
UMB Financial Corp.	627	31,425
United Bancshares Inc.	1,676	52,828
Unizan Financial Corp.	884	24,222
WesBanco Inc.	716	20,163
Whitney Holding Corp.	1,656	67,664

		1,197,029

BIOTECHNOLOGY—0.27%
Cell Genesys Inc. (1)	1,820	13,122
Incyte Corp. (1) (2)	2,968	18,253

		31,375

BUILDING MATERIALS—2.20%
Eagle Materials Inc.	392	25,864
Eagle Materials Inc. Class B	381	24,765
Genlyte Group Inc. (The) (1)	492	30,652
Lennox International Inc.	2,068	36,438
Texas Industries Inc.	864	37,005
Universal Forest Products Inc.	684	20,773
USG Corp. (1) (2)	1,316	22,688
York International Corp.	1,700	60,486

		258,671

CHEMICALS—4.90%
Albemarle Corp.	1,344	41,395
Crompton Corp.	4,668	27,868
Cytec Industries Inc.	1,473	68,642
Ferro Corp.	1,708	34,006
FMC Corp. (1)	1,411	62,013
Fuller (H.B.) Co.	1,160	31,007
Georgia Gulf Corp.	1,361	48,384
Great Lakes Chemical Corp. (2)	1,792	42,972
Hercules Inc. (1)	4,040	47,712
Millennium Chemicals Inc. (1)	2,648	46,737
NL Industries Inc.	304	3,970
PolyOne Corp. (1)	3,740	27,040
Schulman (A.) Inc.	1,228	25,567
Sensient Technologies Corp.	1,784	36,822
Spartech Corp.	1,308	31,261

		575,396

COMMERCIAL SERVICES—2.36%
ABM Industries Inc.	1,604	28,856
Banta Corp.	1,016	40,345
Central Parking Corp. (2)	908	14,464
Dollar Thrifty Automotive Group Inc. (1)	956	23,030
NCO Group Inc. (1)	1,192	29,764
Stewart Enterprises Inc. Class A (1)	3,680	25,613
United Rentals Inc. (1)	2,668	52,933
Valassis Communications Inc. (1)	2,124	62,106

		277,111

COMPUTERS—0.77%
Gateway Inc. (1)	9,428	42,426
Imation Corp.	1,444	47,869

		90,295

DISTRIBUTION & WHOLESALE—0.39%
Handleman Co.	1,000	21,470
Watsco Inc.	840	24,562

		46,032

DIVERSIFIED FINANCIAL SERVICES—0.08%
LaBranche & Co. Inc. (1)	1,148	9,402

		9,402

ELECTRIC—5.96%
Aquila Inc. (1)	7,976	26,161
Avista Corp.	1,848	32,248
Black Hills Corp.	1,320	36,458
CH Energy Group Inc.	644	28,336
Cleco Corp.	1,940	33,465
CMS Energy Corp. (1) (2)	6,668	60,212
Duquesne Light Holdings Inc.	3,090	58,617
El Paso Electric Co. (1)	1,940	29,197
Empire District Electric Co. (The)	1,036	20,627
IDACORP Inc. (2)	1,556	42,790
MGE Energy Inc.	752	23,711
Otter Tail Corp.	916	22,753
PNM Resources Inc.	2,472	51,517
Sierra Pacific Resources Corp. (1)	4,780	39,292
UIL Holdings Corp.	496	22,806
UniSource Energy Corp.	1,304	32,196
Westar Energy Inc.	3,488	70,353
WPS Resources Corp.	1,507	69,156

		699,895

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
GrafTech International Ltd. (1) (2)	3,964	43,723

		43,723

ELECTRONICS—0.35%
Park Electrochemical Corp.	736	16,913
Watts Water Technologies Inc. Class A	932	23,580

		40,493

ENGINEERING & CONSTRUCTION—0.98%
Granite Construction Inc.	1,316	23,412
Shaw Group Inc. (The) (1)	2,576	25,554
URS Corp. (1)	1,440	34,776
Washington Group International Inc. (1)	928	31,014

		114,756

ENTERTAINMENT—0.82%
AMC Entertainment Inc. (1)	1,104	21,075
Argosy Gaming Co. (1)	1,132	36,937
Churchill Downs Inc.	360	13,871
Magna Entertainment Corp. Class A (1)	932	6,086
Six Flags Inc. (1)	3,792	17,898

		95,867

FOOD—2.03%
Chiquita Brands International Inc. (1)	1,660	32,436
Corn Products International Inc.	1,421	61,274
Fresh Del Monte Produce Inc.	1,012	26,869
Interstate Bakeries Corp.	1,852	18,205
Pilgrim’s Pride Corp.	1,296	36,340
Ruddick Corp.	1,640	32,078
Weis Markets Inc.	316	10,077
Winn-Dixie Stores Inc. (2)	3,424	21,640

		238,919

FOREST PRODUCTS & PAPER—0.91%
Glatfelter Co. (2)	1,276	17,009
Longview Fibre Co. (1)	2,084	26,904
Potlatch Corp.	1,214	48,669
Rock-Tenn Co. Class A	1,028	14,567

		107,149

GAS—5.34%
Atmos Energy Corp.	2,484	62,522
Energen Corp.	1,336	63,260
Laclede Group Inc. (The)	736	19,806
New Jersey Resources Corp.	1,124	45,691
Nicor Inc. (2)	1,796	59,466
Northwest Natural Gas Co.	1,112	32,671
Peoples Energy Corp.	1,532	59,748
Piedmont Natural Gas Co.	1,456	60,060
South Jersey Industries Inc.	560	25,430
Southern Union Co. (1)	2,220	44,200
Southwest Gas Corp.	1,412	33,422
UGI Corp.	2,061	66,756
WGL Holdings Inc.	1,984	54,441

		627,473

HAND & MACHINE TOOLS—0.72%
Kennametal Inc.	1,488	65,472
Regal-Beloit Corp.	936	19,656

		85,128

HEALTH CARE-SERVICES—0.89%
Beverly Enterprises Inc. (1)	4,372	34,451
Kindred Healthcare Inc. (1)	748	18,139
US Oncology Inc. (1)	3,520	52,342

		104,932

HOLDING COMPANIES - DIVERSIFIED—0.11%
Walter Industries Inc.	916	12,778

		12,778

HOME BUILDERS—0.87%
Beazer Homes USA Inc.	564	52,678
M/I Homes Inc.	420	15,956
WCI Communities Inc. (1)	1,576	33,931

		102,565

HOME FURNISHINGS—0.85%
Furniture Brands International Inc.	2,116	48,626
Kimball International Inc. Class B	996	13,705
La-Z-Boy Inc.	2,144	37,048

		99,379

HOUSEHOLD PRODUCTS & WARES—1.51%
American Greetings Corp. Class A (1)	2,610	60,865
Blyth Inc.	1,360	47,355
Harland (John H.) Co.	1,144	32,387
Tupperware Corp.	2,124	36,469

		177,076

INSURANCE—5.12%
Alfa Corp.	1,516	20,496
AmerUs Group Co.	1,604	61,754
Argonaut Group Inc. (1)	1,104	20,711
CNA Surety Corp. (1)	632	6,453
Commerce Group Inc.	1,200	58,092
Delphi Financial Group Inc. Class A	1,112	45,092
FBL Financial Group Inc. Class A	1,088	28,919
Harleysville Group Inc.	548	10,357
Horace Mann Educators Corp.	1,740	29,162
Infinity Property & Casualty Corp.	836	24,060
LandAmerica Financial Group Inc.	696	27,492

Max Reinsurance Capital Ltd.	796	14,264
Odyssey Re Holdings Corp. (2)	520	12,142
Ohio Casualty Corp. (1)	2,348	43,908
Phoenix Companies Inc.	3,664	37,996
Platinum Underwriters Holdings Ltd.	1,108	30,836
Presidential Life Corp.	876	15,374
Selective Insurance Group Inc.	1,143	41,159
Stewart Information Services Corp.	688	24,390
UICI (1)	1,344	32,148
Zenith National Insurance Corp. (2)	404	17,319

		602,124

INTERNET—0.17%
NetBank Inc.	1,888	20,277

		20,277

INVESTMENT COMPANIES—0.19%
MCG Capital Corp.	1,376	22,360

		22,360

IRON & STEEL—1.46%
AK Steel Holding Corp. (1)	4,204	27,873
Allegheny Technologies Inc.	3,167	63,498
Carpenter Technology Corp.	832	35,776
Cleveland-Cliffs Inc. (1) (2)	436	28,575
Schnitzer Steel Industries Inc. Class A (2)	508	15,712

		171,434

LEISURE TIME—0.58%
Arctic Cat Inc.	584	15,844
Callaway Golf Co.	2,652	29,172
Nautilus Group Inc. (The)	1,256	23,261

		68,277

LODGING—0.87%
Aztar Corp. (1)	1,408	34,172
La Quinta Corp. (1)	7,020	53,773
Marcus Corp.	832	14,635

		102,580

MACHINERY—1.93%
AGCO Corp. (1)	3,676	76,902
Albany International Corp. Class A	960	28,723
NACCO Industries Inc.	220	20,106
Tecumseh Products Co. Class A	548	22,375
Terex Corp. (1)	2,027	78,871

		226,977

MANUFACTURING—2.11%
Acuity Brands Inc.	1,736	41,404
Barnes Group Inc.	700	18,165
Federal Signal Corp.	1,956	33,272
Griffon Corp. (1)	1,092	22,899
Lancaster Colony Corp.	1,148	46,241
Smith (A.O.) Corp.	784	22,516
Tredegar Corp.	928	15,293
Trinity Industries Inc.	1,604	48,232

		248,022

MEDIA—1.37%
Charter Communications Inc. Class A (1) (2)	10,524	32,519
Journal Register Co. (1)	1,560	30,264
Primedia Inc. (1)	4,212	10,109
Readers Digest Association Inc. (The)	3,516	50,209
Scholastic Corp. (1)	1,388	38,184

		161,285

METAL FABRICATE & HARDWARE—0.74%
Commercial Metals Co.	1,184	41,002
Quanex Corp.	672	30,576
Valmont Industries Inc.	680	14,844

		86,422

MINING—0.79%
Compass Minerals International Inc.	1,240	25,321
Owens & Minor Inc.	1,600	41,072
Stillwater Mining Co. (1)	1,788	26,015

		92,408

OFFICE & BUSINESS EQUIPMENT—0.61%
IKON Office Solutions Inc.	6,036	71,647

		71,647

OIL & GAS—3.72%
Berry Petroleum Co. Class A	740	22,392
Cabot Oil & Gas Corp.	1,334	58,656
Forest Oil Corp. (1)	2,370	67,047
Harvest Natural Resources Inc. (1)	1,444	19,898
Holly Corp.	496	19,547
Houston Exploration Co. (1)	844	45,576
Plains Exploration & Production Co. (1)	2,564	53,459
St. Mary Land & Exploration Co.	1,040	35,682
Tesoro Petroleum Corp. (1)	2,672	77,488
Vintage Petroleum Inc.	2,200	37,620

		437,365

PACKAGING & CONTAINERS—0.91%
Crown Holdings Inc. (1)	6,732	68,262
Greif Inc. Class A	440	16,350
Silgan Holdings Inc.	456	21,938

		106,550

PIPELINES—0.41%
Dynegy Inc. Class A (1) (2)	11,500	48,300

		48,300

REAL ESTATE—0.38%
LNR Property Corp. (2)	823	44,450

		44,450

REAL ESTATE INVESTMENT TRUSTS—17.59%
Alexandria Real Estate Equities Inc.	799	48,012
AMLI Residential Properties Trust	1,032	29,794
Anthracite Capital Inc.	1,936	21,238
Bedford Property Investors Inc.	624	17,466
Brandywine Realty Trust	1,850	50,505
BRE Properties Inc. Class A	1,936	67,082
Camden Property Trust	1,452	65,340
Capital Automotive	1,320	38,267
Colonial Properties Trust	940	35,720
Commercial Net Lease Realty Inc.	1,976	33,592
Cornerstone Realty Income Trust Inc.	2,152	18,873
Crescent Real Estate Equities Co.	3,788	59,510
EastGroup Properties Inc.	852	27,630
FelCor Lodging Trust Inc. (1)	1,908	21,751
First Industrial Realty Trust Inc. (2)	1,680	61,555
Gables Residential Trust	1,192	39,396
Getty Realty Corp.	788	18,408
Glenborough Realty Trust Inc.	1,300	23,764
Glimcher Realty Trust	1,376	29,804
Health Care REIT Inc. (2)	2,084	67,251
Healthcare Realty Trust Inc.	1,756	63,427
Highwoods Properties Inc.	2,188	50,762
Home Properties Inc.	1,256	47,226
HRPT Properties Trust	7,228	72,786
Impac Mortgage Holdings Inc.	2,616	60,037

Keystone Property Trust	1,260	29,938
Kilroy Realty Corp.	1,156	40,922
Lexington Corporate Properties Trust	1,964	38,416
MFA Mortgage Investments Inc.	3,100	25,141
Mid-America Apartment Communities Inc.	832	29,827
National Health Investors Inc.	1,016	27,869
Nationwide Health Properties Inc.	2,695	51,475
Newcastle Investment Corp.	1,232	34,853
Novastar Financial Inc. (2)	1,020	40,912
Parkway Properties Inc.	448	19,667
Pennsylvania Real Estate Investment Trust	1,460	50,910
Prentiss Properties Trust	1,576	53,994
PS Business Parks Inc.	668	26,854
RAIT Investment Trust	1,028	24,919
Realty Income Corp.	1,616	65,480
Reckson Associates Realty Corp.	2,724	75,482
Redwood Trust Inc.	863	48,993
Senior Housing Properties Trust	2,144	35,805
SL Green Realty Corp.	1,576	77,382
Sovran Self Storage Inc.	608	23,584
Summit Properties Inc.	1,284	33,127
Sun Communities Inc.	772	29,035
Tanger Factory Outlet Centers Inc.	556	22,045
Taubman Centers Inc.	1,900	43,890
Washington Real Estate Investment Trust	1,704	47,610

		2,067,326

RETAIL—4.67%
Asbury Automotive Group Inc. (1)	648	8,832
Bob Evans Farms Inc.	1,436	38,226
Brown Shoe Co. Inc.	700	22,561
Burlington Coat Factory Warehouse Corp.	808	14,657
Cato Corp. Class A	820	17,113
Charming Shoppes Inc. (1)	4,688	34,410
Dillard’s Inc. Class A	2,808	63,994
Genesco Inc. (1)	888	19,056
Group 1 Automotive Inc. (1)	820	24,387
Haverty Furniture Companies Inc.	744	13,831
Hollywood Entertainment Corp. (1)	2,300	29,693
Jack in the Box Inc. (1)	1,488	47,467
Jo-Ann Stores Inc. (1)	856	22,701
Lone Star Steakhouse & Saloon Inc.	768	18,616
Longs Drug Stores Corp.	1,216	25,536
Payless ShoeSource Inc. (1) (2)	2,772	35,870
Ryan’s Restaurant Group Inc. (1)	1,716	24,865
Sonic Automotive Inc.	1,184	26,462
Stage Stores Inc. (1)	744	26,382
Triarc Companies Inc.	468	4,572
Triarc Companies Inc. Class B	776	7,574
United Auto Group Inc.	816	22,391

		549,196

SAVINGS & LOANS—2.68%
Anchor BanCorp Wisconsin Inc.	876	22,285
Commercial Federal Corp.	1,660	43,708
Dime Community Bancshares	1,376	22,869
Downey Financial Corp.	848	45,580
First Federal Capital Corp.	856	24,225
FirstFed Financial Corp. (1)	656	29,723
Hudson River Bancorp Inc.	1,124	19,423
MAF Bancorp Inc.	1,252	50,268
PFF Bancorp Inc.	544	19,976
Waypoint Financial Corp.	1,356	37,222

		315,279

SEMICONDUCTORS—0.46%
Axcelis Technologies Inc. (1)	4,052	37,805
Kulicke & Soffa Industries Inc. (1)	2,072	16,182

		53,987

TELECOMMUNICATIONS—0.53%
Cincinnati Bell Inc. (1)	9,988	40,352
Corvis Corp. (1) (2)	14,964	16,760
Primus Telecommunications Group Inc. (1)	3,112	5,041

		62,153

TEXTILES—0.09%
UniFirst Corp.	368	10,937

		10,937

TRANSPORTATION—2.90%
Alexander & Baldwin Inc.	1,562	51,359
Arkansas Best Corp.	916	32,033
General Maritime Corp. (1)	1,420	42,117
Offshore Logistics Inc. (1)	872	25,244
Overnite Corp.	1,140	34,075
Overseas Shipholding Group Inc. (2)	944	42,395
USF Corp.	1,145	40,648
Yellow Roadway Corp. (1)	1,686	73,358

		341,229

TRUCKING & LEASING—0.35%
GATX Corp.	1,592	40,564

		40,564

WATER—0.15%
California Water Service Group	640	17,466

		17,466

TOTAL COMMON STOCKS (Cost: $12,007,166)		11,740,719

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.70%

MONEY MARKET FUNDS—1.44%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	106,162	106,162
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	56,271	56,271
BlackRock Temp Cash Money Market Fund (3)	2,582	2,582
Short-Term Investment Co.—Prime Money Market Portfolio (3)	4,401	4,401

		169,416

FLOATING RATE NOTES—1.37%

Beta Finance Inc.
1.30%, 05/04/05 (3) (4)	3,069	3,069
1.31%, 10/12/04 (3) (4)	2,558	2,558
1.34%, 09/15/04 (3) (4)	5,116	5,116
1.42%, 03/15/05 (3) (4)	2,558	2,559
1.48%, 08/23/04 (3) (4)	2,558	2,558
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	3,837	3,837
1.38%, 11/22/04 (3)	1,279	1,279
1.40%, 10/29/04 (3)	5,116	5,116
CC USA Inc.
1.30%, 05/04/05 (3) (4)	5,116	5,115
1.61%, 07/29/05 (3) (4)	5,116	5,114
Depfa Bank PLC
1.27%, 06/15/05 (3)	5,116	5,116

Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	4,246	4,245
Five Finance Inc.
1.42%, 04/29/05 (3) (4)	4,092	4,092
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	3,274	3,274
1.58%, 04/22/05 (3)	5,116	5,116
K2 USA LLC
1.34%, 08/16/04 (3) (4)	1,279	1,279
1.41%, 09/27/04 (3) (4)	5,525	5,525
1.49%, 06/10/05 (3) (4)	5,116	5,115
1.61%, 07/25/05 (3) (4)	2,558	2,557
Links Finance LLC
1.33%, 04/15/05 (3)	5,116	5,115
1.68%, 04/25/05 (3)	5,116	5,118
Nationwide Building Society
1.59%, 07/28/05 (3) (4)	5,116	5,116
1.63%, 12/09/04 (3)	4,246	4,221
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	4,860	4,860
Permanent Financing PLC
1.31%, 03/10/05 (3)	5,116	5,116
1.32%, 12/10/04 (3)	2,558	2,558
1.34%, 06/10/05 (3)	2,302	2,303
Sigma Finance Inc.
1.35%, 11/15/04 (3)	5,116	5,115
1.52%, 10/07/04 (3)	5,116	5,115
Tango Finance Corp.
1.20%, 05/17/05 (3) (4)	4,246	4,246
1.23%, 02/25/05 (3) (4)	2,865	2,864
1.32%, 04/07/05 (3) (4)	1,877	1,877
1.34%, 01/18/05 (3) (4)	2,251	2,251
1.42%, 07/25/05 (3) (4)	5,116	5,115
WhistleJacket Capital LLC
1.26%, 10/20/04 (3) (4)	1,267	1,264
1.34%, 09/15/04 (3) (4)	2,558	2,558
1.38%, 07/15/05 (3) (4)	3,837	3,836
1.48%, 06/15/05 (3) (4)	2,558	2,557
White Pine Finance LLC
1.21%, 05/20/05 (3) (4)	2,302	2,302
1.33%, 04/15/05 (3) (4)	3,837	3,836
1.33%, 07/05/05 (3) (4)	2,558	2,557
1.34%, 11/15/04 (3) (4)	3,069	3,069
1.35%, 06/15/05 (3) (4)	2,097	2,097
1.40%, 08/26/04 (3) (4)	2,558	2,558
1.55%, 07/11/05 (3) (4)	1,279	1,279

		161,543

COMMERCIAL PAPER—1.04%

Alpine Securitization Corp.
1.31%, 08/12/04 (3)	2,558	2,557
Amsterdam Funding Corp.
1.30%, 08/13/04 (3)	3,837	3,835
1.33%, 08/16/04 (3)	5,116	5,113
1.35%, 08/20/04 (3)	1,535	1,534
1.37%, 08/24/04 (3)	1,790	1,789
Barton Capital Corp.
1.29%, 08/10/04 (3)	2,558	2,557
1.30%, 08/13/04 (3)	2,103	2,102
1.35%, 08/18/04 (3)	1,279	1,278
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04 (3)	2,558	2,557
Corporate Asset Funding
1.42%, 09/03/04 (3)	1,535	1,533
CRC Funding LLC
1.42%, 09/03/04 (3)	2,558	2,555

Edison Asset Securitization
1.07%, 09/21/04 (3)	2,558	2,554
1.45%, 11/09/04 (3)	5,116	5,095
1.59%, 12/02/04 (3)	5,116	5,089
Falcon Asset Securitization Corp.
1.29%, 08/09/04 (3)	4,860	4,859
1.30%, 08/03/04 (3)	2,558	2,558
1.34%, 08/19/04 (3)	2,558	2,556
1.37%, 08/24/04 (3)	2,046	2,045
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	2,558	2,536
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	3,355	3,344
Grampian Funding LLC
1.26%, 10/22/04 (3)	5,116	5,101
1.44%, 10/27/04 (3)	5,116	5,098
1.59%, 11/30/04 (3)	2,558	2,544
Jupiter Securitization Corp.
1.30%, 08/12/04 (3)	2,558	2,557
1.37%, 08/20/04 (3)	3,422	3,420
Park Avenue Receivables Corp.
1.35%, 08/19/04 (3)	2,558	2,556
Preferred Receivables Funding Corp.
1.29%, 08/05/04 (3)	2,363	2,363
1.36%, 08/23/04 (3)	2,558	2,556
Receivables Capital Corp.
1.30%, 08/12/04 (3)	1,790	1,790
1.34%, 08/16/04 (3)	306	306
1.35%, 08/18/04 (3)	2,302	2,301
1.35%, 08/19/04 (3)	870	869
Scaldis Capital LLC
1.34%, 08/16/04 (3)	5,116	5,113
1.37%, 08/20/04 (3)	767	767
1.40%, 08/25/04 (3)	6,394	6,389
Sydney Capital Corp.
1.25%, 10/22/04 (3)	1,702	1,698
1.31%, 08/12/04 (3)	2,046	2,045
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04 (3)	2,700	2,699
1.34%, 08/16/04 (3)	1,432	1,432
1.36%, 08/20/04 (3)	3,837	3,834
1.37%, 08/19/04 (3)	1,429	1,429
1.37%, 08/20/04 (3)	665	665
Windmill Funding Corp.
1.29%, 08/06/04 (3)	6,394	6,394

		121,972

TIME DEPOSITS—0.91%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	5,116	5,116
1.33%, 02/10/05 (3)	2,558	2,558
1.39%, 02/02/05 (3)	2,558	2,558
1.39%, 04/08/05 (3)	3,581	3,581
1.40%, 10/25/04 (3)	5,098	5,098
Bank of New York
1.39%, 11/01/04 (3)	5,116	5,115
1.60%, 12/03/04 (3)	1,279	1,279
Bank of Nova Scotia
1.13%, 10/06/04 (3)	5,116	5,116
1.24%, 10/07/04 (3)	3,837	3,837
1.42%, 10/29/04 (3)	3,837	3,837
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05 (3)	5,116	5,116
1.35%, 06/10/05 (3)	2,558	2,558
1.36%, 06/23/05 (3)	5,116	5,115
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	5,116	5,114
Nordea Bank PLC
2.11%, 06/07/05 (3)	5,116	5,115

Prudential Funding LLC
1.60%, 12/01/04 (3)	2,558	2,544
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	8,952	8,951
1.34%, 02/10/05 (3)	2,046	2,046
1.41%, 11/01/04 (3)	3,837	3,837
1.77%, 05/10/05 (3)	2,558	2,558
1.90%, 05/11/05 (3)	2,558	2,558
UBS Finance (Delaware)
1.10%, 09/08/04 (3)	5,116	5,110
1.11%, 12/17/04 (3)	7,673	7,641
1.13%, 08/09/04 (3)	5,116	5,114
1.14%, 09/29/04 (3)	5,116	5,106

		106,578

REPURCHASE AGREEMENTS—0.55%

Banc of America Securities LLC
1.34%, 08/02/04 (3) (6)	13,300	13,300
Bank of America, N.A.
1.37%, 08/02/04 (3) (6)	25,578	25,578
Goldman Sachs & Co.
1.37%, 08/02/04 (3) (6)	25,578	25,578

		64,456

U.S. GOVERNMENT AGENCY NOTES—0.23%

Federal Home Loan Mortgage Corp.
1.28%, 08/19/04 (3)	2,046	2,045
1.63%, 04/15/05 (3)	3,581	3,589
1.80%, 01/18/05 (3)	2,379	2,359
1.80%, 01/19/05 (3)	2,558	2,536
2.06%, 05/31/05 (3)	2,550	2,506
Federal National Mortgage Association
1.28%, 08/20/04 (3)	6,650	6,647
2.33%, 07/22/05 (3)	7,673	7,498

		27,180

MEDIUM-TERM NOTES—0.16%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	5,116	5,115
1.51%, 02/15/05 (3) (4)	3,325	3,328
Dorada Finance Inc.
1.24%, 08/09/04 (3) (4)	1,279	1,279
1.48%, 01/18/05 (3) (4)	3,837	3,837
K2 USA LLC
1.46%, 01/12/05 (3) (4)	2,558	2,558
Sigma Finance Inc.
1.24%, 08/06/04 (3)	1,279	1,279
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	1,279	1,279

		18,675

TOTAL SHORT-TERM INVESTMENTS (Cost: $669,820)		669,820

TOTAL INVESTMENTS IN SECURITIES — 105.62% (Cost: $12,676,986) (7)		12,410,539
Other Assets, Less Liabilities — (5.62%)		(660,151)

NET ASSETS — 100.00%		$11,750,388

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan.

(3)	All or a portion of this security represents an investment of securities lending collateral.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.
(7)	The cost of investments for federal income tax purposes was $12,677,015. Net unrealized depreciation aggregated $266,476, of which $202,015 represented gross unrealized appreciation on securities and $468,491 represented gross unrealized depreciation on securities.

Item 2. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Section 302 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	September 17, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	September 17, 2004